UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York	10017-3206
(Address of principal executive offices)	(Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders.

PERFORMANCE OVERVIEW AS OF DECEMBER 31, 2008

The TIAA-CREF Life Funds serve as underlying investment vehicles for certain variable annuity and variable life separate accounts. The returns of the TIAA-CREF Life Funds shown in this report do not reflect the administrative expense and the mortality and expense risk charges deducted by these separate accounts. Because of these additional deductions, the returns that contractholders of these separate accounts will experience are lower, for the same periods, than the figures shown here.

		Total return	Average annual total return
	Inception date	1 year	5 years	since inception*
EQUITIES
Growth Equity Fund	4/3/2000	–40.71%	–3.09%	–8.93%
Growth & Income Fund	4/3/2000	–34.80	1.16	–2.74
International Equity Fund	4/3/2000	–50.00	0.97	–3.12
Large-Cap Value Fund	10/28/2002	–40.74	–1.62	3.69
Small-Cap Equity Fund	10/28/2002	–32.42	–1.19	6.37
Stock Index Fund	1/4/1999	–37.08	–1.92	–0.72
Social Choice Equity Fund	4/3/2000	–36.09	–1.67	–3.26
Real Estate Securities Fund	10/28/2002	–38.27	–0.21	6.35

FIXED INCOME
Bond Fund	7/8/2003	0.39	3.46	3.29
Money Market Fund†	7/8/2003	2.86	3.56	3.33

NET ANNUALIZED YIELD (30-day period ended 12/31/2008)		NET ANNUALIZED YIELD (7-day period ended 12/30/2008)
	Effective		Current	Effective
Bond Fund	4.72%	Money Market Fund†	1.71%	1.73%

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
†	Investments in the TIAA-CREF Life Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency (not including the fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds). Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The current yield more closely reflects current earnings than does the total return.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org, or call 800 223-1200.

UNDERSTANDING YOUR TIAA-CREF LIFE FUNDS REPORT

This report contains information about the TIAA-CREF Life Funds and describes the funds’ results for the twelve months ended December 31, 2008. The report contains five main sections:

•	The performance overview on the inside front cover shows the funds’ returns over a variety of time periods.

•

The report on the TIAA-CREF Life Funds from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, explains how returns among various types of investments differed during the twelve-month period.

•

The fund performance section compares each fund’s return with the returns of that fund’s benchmark index and peer group. This section includes fund profiles that provide fund statistics at a glance, as well as portfolio composition tables that show breakdowns of each fund’s holdings by industry and security type.

•

The summary portfolios of investments list the industries and types of securities in which each fund had investments as of December 31, 2008, and the largest individual holdings the fund held on that date.

•	The financial statements contain detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

REPORT ON THE TIAA-CREF LIFE FUNDS

An escalating credit crisis caused a rapid slowdown in economic growth in the United States during 2008 and sent stock prices lower in many world markets.

The MSCI World IndexSM, which tracks stock performance in 23 developed nations, including the United States, posted a decline of 40.7%.

The broad U.S. stock market, as measured by the Russell 3000® Index, lost 37.3%. Foreign stocks, as measured by the MSCI EAFE® Index, fell 43.4%, in terms of dollars.

These losses were driven by two major factors: investors’ concerns about corporate profits and liquidity problems that forced many investors, large and small, to sell substantial portions of their stock holdings.

Returns for U.S. investment-grade, fixed-rate bonds slipped from 7.0% in 2007 to 5.2% in 2008, as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Index). Bonds performed much better than stocks because worldwide demand for U.S. Treasury securities pushed their prices higher.

Meanwhile, the problems in the financial markets took their toll on the nation’s economy. Over the course of 2008, more than 3.5 million Americans lost their jobs, raising the unemployment rate from 4.9% to 7.2%. At the same time, the rate at which the nation’s industrial production was being used contracted by 7.8%. According to initial estimates, gross domestic product grew at just 1.3%.

Results differ sharply by asset class

With such steep declines in stock prices, the eight TIAA-CREF Life Funds that invest in stocks had significant equity depreciation. Since our strategy is to be fully invested in order to capture the market’s gains, we inevitably participate in a market downturn when one occurs.

Of the eight equity funds, five declined less than their respective benchmarks and Morningstar peers. Returns ranged from –32.4% for the Small-Cap Equity Fund to –50.0% for the International Equity Fund.

The best results of the period came from the Money Market Fund, which gained 2.9%—more than three-quarters of a percentage point ahead of the average U.S. money market fund, as measured by iMoneyNet.

The Bond Fund’s 0.4% return lagged that of its benchmark but placed it well ahead of the 4.7% decline posted by its Morningstar category.

Seeking growth in a market downturn

During the past year, the markets again showed us the power of diversification across asset classes. None of the five largest stocks in the Russell 3000 Index posted a gain during 2008.

2    2008 Annual Report  ¡  TIAA-CREF Life Funds

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

Despite all the problems in the credit markets, the bond market appreciated and even cash, as represented by the money market, produced a return that was greater than the current rate of inflation.

While no investment strategy can guarantee against loss, diversifying your assets can limit your losses when declines occur in one investment area but not in others. It can also ensure that, when a given area does well, you will be able to share in its rewards.

Stocks historically have generated higher returns than bonds over long periods of time. But during the ten years ended December 31, 2008, U.S. investment-grade bonds, as measured by the Barclays Capital index, have gained an average of 5.6%, while the stocks of the Russell 3000 have posted an average annual loss of 0.8%. Diversification allows an investor to take advantage of unexpected results like these.

That is why TIAA-CREF Life Funds offer a range of savings and investment options that includes stocks, bonds and the money market. With stocks, we also give you the opportunity to diversify among both domestic and foreign stocks.

Our goal is to give you options that can be combined to create a broadly diversified investment portfolio. No one portfolio is right for everyone; the right mix depends on your financial needs, your time horizon and your attitude toward risk.

If you are concerned about the downturn in the stock market and want to review your options, I hope you will visit our website or call us. We will help you find the combination that makes the most sense for you.

/s/    Edward J. Grzybowski

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

TIAA-CREF Life Funds  ¡  2008 Annual Report    3

MORE INFORMATION ON THE TIAA-CREF LIFE FUNDS

Portfolio holdings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The funds file complete portfolio listings with the SEC and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (called “TIAA-CREF Life Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2008) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC website at sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

4    2008 Annual Report  ¡  TIAA-CREF Life Funds

SPECIAL TERMS

Agency securities are bonds issued by U.S. government-backed entities such as Fannie Mae.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations or other borrowers. Maturities range from 1 to 270 days.

Emerging markets are countries with relatively low per capita income levels and above- average economic growth rates or prospects for growth.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. It is expressed as a percentage of the fund’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other government-backed entities.

Overweight holding is a security that forms a larger percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark. See also “Underweight holding.”

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Portfolio turnover rate is calculated by dividing the value of securities bought or sold during the fiscal year (whichever is less) by the average value of the portfolio during that period.

Price/earnings (P/E) ratio is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Relative performance is the return of a fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark. See also “Overweight holding.”

*	Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc. You cannot invest directly in any index.

TIAA-CREF Life Funds  ¡  2008 Annual Report    5

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds.

The examples assume $1,000 was invested on July 1, 2008, and held for six months until December 31, 2008.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6    2008 Annual Report  ¡  TIAA-CREF Life Funds

GROWTH EQUITY FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The Growth Equity Fund returned –40.71% for the year, compared with the –38.44% return of its benchmark, the Russell 1000® Growth Index, and the –40.67% average return of the fund’s peer group, the Morningstar Large Growth category.

Large-cap growth trails large-cap value

In 2008, large-cap growth stocks declined more than large-cap value issues, which fell 36.85%, as measured by the Russell 1000 Value Index. This conforms to the long-term pattern; the large-cap value category has outpaced large-cap growth during eight of the last ten years.

For the ten years ended December 31, 2008, the Russell 1000 Growth Index posted an average annual return of –4.27%—more than five percentage points behind the 1.36% average annual return of the Russell 1000 Value Index.

Losses in the largest sectors drive down the benchmark

All twelve sectors of the Russell 1000 Growth Index suffered double-digit declines during 2008. Returns were driven by outsized losses in the benchmark’s three largest sectors, in terms of market capitalization: technology (down 41.8%), consumer discretionary (down 34.1%) and health care (down 24.6%). The smaller “other energy” sector, which fell 58.7%, was also a major factor in the benchmark’s decline.

The sector that held up best in the broad-based sell-off was consumer staples, which dropped 18.4%.

Stock choices trim return

The fund lagged its benchmark because of several stock selections that underperformed in a heavily down market. These included overweight positions in Prudential Financial, energy provider Denbury Resources and drug maker Merck, along with underweight holdings in ExxonMobil and McDonald’s.

These results were partly offset by positive contributions to relative performance such as overweight positions in biotechnology companies Gilead Sciences and Celgene. Non-benchmark investments in Israel’s Teva Pharmaceuticals and credit reporting agency Experian also aided returns.

On December 31, 2008, foreign securities made up 8.94% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds  ¡  2008 Annual Report    7

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, growth investing risk, style risk, and foreign investment risk. The fund is also subject to the risks of investing in stocks of larger companies and in those involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher price/book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	since inception
Growth Equity Fund (inception: 4/3/2000)	–40.71%	–3.09%	–8.93	%*
Russell 1000 Growth Index	–38.44	–3.42	–8.48	*
Morningstar Large Growth†	–40.67	–3.37	–7.67

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
†	The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment since inception is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

8    2008 Annual Report  ¡  TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would be worth $4,412 as of December 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN

TIAA-CREF Life Funds  ¡  2008 Annual Report    9

GROWTH EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2008

Growth Equity Fund	Starting fund value (7/1/08)	Ending fund value (12/31/08)		Expenses paid* (7/1/08– 12/31/08)
Actual return	$1,000.00	$653.74		$1.16
5% annual hypothetical return	1,000.00	1,023.70	†	1.44

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.28%, multiplied by the average fund value over the six-month period, multiplied by 184/366. There were 184 days in the second half of 2008.
†	Ending fund value for the hypothetical example would be $1,025.14 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$24.50 million
Number of holdings	73
Portfolio turnover rate	253%
Weighted median market capitalization	$33.1 billion
P/E ratio (weighted 12-month trailing average)	16.0
Dividend yield	1.41%
2008 expense ratio‡	0.28%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Technology	34.2
Health care	18.3
Consumer products & services	17.1
Financial	13.4
Manufacturing & materials	10.2
Energy	6.5
Utilities	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	69.39
$4 billion–$15 billion	26.53
Under $4 billion	4.08

Total	100.00

10    2008 Annual Report  ¡  TIAA-CREF Life Funds

GROWTH & INCOME FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The Growth & Income Fund returned –34.80% for the year, compared with the –37.00% return of its benchmark, the S&P 500® Index, and the –37.79% average return of the fund’s peer group, the Morningstar Large Blend category.

Large-cap stocks fare better than the broad market

In 2008, the S&P 500 Index held up slightly better than the broad-based Russell 3000® Index, which returned –37.31%. This reflected the fact that, unlike the Russell 3000, the S&P 500 includes few mid-cap stocks. The mid-cap segment of the Russell 3000, which makes up more than one quarter of that index, declined 41.46%.

For the ten years ended December 31, 2008, the S&P 500 Index posted an average annual return of –1.38%—significantly less than the –0.80% return of the Russell 3000 Index.

Financials and technology drive losses

During the twelve-month period, all ten of the S&P 500 Index’s industry sectors produced double-digit declines. Returns were driven by outsized losses in the financial and technology sectors, which fell 55.3% and 43.1%, respectively. Together, the two sectors made up more than one quarter of the benchmark’s market capitalization at year-end.

These downward pressures on the return of the index were mitigated by smaller declines in health care (down 22.8%) and consumer staples (down 15.4%), two sectors that often hold up better than others in an economic downturn.

Stock choices help relative performance

Despite the market’s downturn, the fund outperformed its benchmark by more than two percentage points because of several overweight holdings that included biotechnology company Gilead Sciences, insurance giant ACE, General Mills and Bristol-Myers Squibb.

These positive contributions were partly offset by several detractors from relative performance. These included overweight positions in energy equipment supplier Smith International, Citigroup and Bear Stearns.

On December 31, 2008, foreign securities made up 5.02% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds  ¡  2008 Annual Report    11

GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income primarily from income-producing equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, growth investing risk, style risk, foreign investment risk and the risks associated with investments in stocks of larger companies. The fund is also subject to the risks associated with stocks paying relatively high dividends; they may underperform other stocks during periods of rapid market appreciation. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	since inception
Growth & Income Fund (inception: 4/3/2000)	–34.80%	1.16%	–2.74	%*
S&P 500 Index	–37.00	–2.19	–4.01	*
Morningstar Large Blend†	–37.79	–2.47	–4.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
†	The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment since inception is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies.

12    2008 Annual Report  ¡  TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would be worth $7,840 as of December 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN

TIAA-CREF Life Funds  ¡  2008 Annual Report    13

GROWTH & INCOME FUND

EXPENSE EXAMPLE

Six months ended December 31, 2008

Growth & Income Fund	Starting fund value (7/1/08)	Ending fund value (12/31/08)		Expenses paid* (7/1/08– 12/31/08)
Actual return	$1,000.00	$724.91		$1.00
5% annual hypothetical return	1,000.00	1,023.96	†	1.18

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.23%, multiplied by the average fund value over the six-month period, multiplied by 184/366. There were 184 days in the second half of 2008.
†	Ending fund value for the hypothetical example would be $1,025.14 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$53.24 million
Number of holdings	140
Portfolio turnover rate	135%
Weighted median market capitalization	$41.1 billion
P/E ratio (weighted 12-month trailing average)	12.3
Dividend yield	2.58%
2008 expense ratio‡	0.23%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Consumer products & services	22.5
Technology	18.8
Health care	16.8
Manufacturing & materials	13.0
Financial	12.9
Energy	12.6
Utilities	3.4

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	75.17
$4 billion–$15 billion	10.57
Under $4 billion	14.26

Total	100.00

14    2008 Annual Report  ¡  TIAA-CREF Life Funds

INTERNATIONAL EQUITY FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The International Equity Fund returned –50.00% for the year, compared with the –43.38% return of the fund’s benchmark, the MSCI EAFE® Index, and the –43.99% average return of the fund’s peer group, the Morningstar Foreign Large Blend category.

Foreign stocks plunge

After six consecutive calendar years of outperforming their U.S. counterparts, foreign stocks fell more than domestic issues in 2008, amid extreme market volatility. The loss recorded by the EAFE index, which tracks stocks in 21 developed foreign markets, was more than six percentage points larger than the 37.31% decline of the Russell 3000® Index, which measures the broad U.S. stock market.

The eroding value of the euro and the pound versus the dollar intensified foreign stock losses for U.S. investors. In terms of local currencies, the EAFE fell 40.27% for the year.

For the ten years ended December 31, 2008, the average annual return of the EAFE was 0.80% in dollars, compared with –0.80% for the Russell 3000.

Japanese stocks hold up best

For the year, the benchmark’s European segment lost 46.4% in dollar terms. British, French and German stocks fell 48.3%, 43.3% and 45.9%, respectively. The benchmark’s Pacific stocks declined 36.4%. Japan, the largest component of the Pacific segment, dropped 29.2%, while other Pacific stocks tumbled 50.5%.

Stock selections detract from return

The fund lagged its benchmark primarily because numerous stock selections produced outsized losses. Among the largest detractors from relative performance were overweight positions in Italian car maker Fiat and Swiss financial services provider UBS, as well as underweights in the Royal Bank of Scotland and Swiss drug maker Novartis. Several non-benchmark holdings, including Taiwanese electronics company Hon Hai Precision Industry, also hurt the fund’s return.

These negative effects more than offset positive contributions to relative performance from holdings that included overweights in two German firms—drug maker Bayer and Deutsche Telekom—and in French food processor Danone. Among the underweights that helped were British mining giant Rio Tinto and Belgian-Dutch bank Fortis.

As of December 31, 2008, stocks of companies in emerging markets, which are not in the benchmark, made up about 4.3% of the fund’s total portfolio investments.

TIAA-CREF Life Funds  ¡  2008 Annual Report    15

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to foreign investment risk, market risk, company risk, and small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The MSCI EAFE® (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	since inception
International Equity Fund (inception: 4/3/2000)	–50.00%	0.97%	–3.12	%*
MSCI EAFE Index	–43.38	1.66	–1.77	*
Morningstar Foreign Large Blend†	–43.99	1.21	–2.74

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
†	The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment since inception is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

EAFE is a trademark of MSCI, Inc.

16    2008 Annual Report  ¡  TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would be worth $7,575 as of December 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN

TIAA-CREF Life Funds  ¡  2008 Annual Report    17

INTERNATIONAL EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2008

International Equity Fund	Starting fund value (7/1/08)	Ending fund value (12/31/08)		Expenses paid* (7/1/08– 12/31/08)
Actual return	$1,000.00	$605.61		$1.29
5% annual hypothetical return	1,000.00	1,023.49	†	1.65

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.32%, multiplied by the average fund value over the six-month period, multiplied by 184/366. There were 184 days in the second half of 2008.
†	Ending fund value for the hypothetical example would be $1,025.14 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$68.24 million
Number of holdings	118
Portfolio turnover rate	185%
Weighted median market capitalization	$19.8 billion
P/E ratio (weighted 12-month trailing average)	10.6
Dividend yield	3.73%
2008 expense ratio‡	0.32%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	56.24
$4 billion–$15 billion	29.53
Under $4 billion	14.23

Total	100.00

HOLDINGS BY COUNTRY

Country	% of portfolio investments
Japan	23.2
United Kingdom	20.9
Germany	20.6
France	8.0
Switzerland	7.0
United States	4.5
Netherlands	3.6
Australia	3.3
Taiwan	2.5
6 other nations	6.4

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments
Manufacturing & materials	26.9
Financial	20.6
Consumer products & services	18.6
Technology	16.2
Health care	7.6
Energy	6.0
Utilities	4.1

Total	100.0

18    2008 Annual Report  ¡  TIAA-CREF Life Funds

LARGE-CAP VALUE FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The Large-Cap Value Fund returned –40.74% for the year, compared with the –36.85% return of its benchmark, the Russell 1000® Value Index, and the –37.09% average return of the fund’s peer group, the Morningstar Large Value category.

Large-cap value fares better than large-cap growth

In 2008 large-cap value stocks as a group held up slightly better than large-cap growth stocks, which posted a 38.44% loss, as measured by the Russell 1000 Growth Index.

This reversed the result of 2007, when large-cap value trailed large-cap growth issues for the first time since 1999.

For the ten years ended December 31, 2008, the Russell 1000 Value Index posted an average annual return of 1.36%, while the Russell 1000 Growth Index returned –4.27%.

Declines in largest sectors drive down the benchmark

In 2008 all twelve of the benchmark’s sectors recorded double-digit declines. The benchmark’s result was driven by losses in the financial sector, which constituted more than a quarter of the index, in terms of market capitalization, on December 31 and fell 52.3%. Losses from mortgages and mortgage-backed securities sent Citigroup down 76.0% for the year, while Bank of America dropped 63.1%. Materials and processing (down 46.5%) and technology (down 45.9%) also depressed returns for the large-cap value benchmark.

Even the best-performing sectors, consumer staples and integrated oils, fell, losing 16.4% and 19.3%, respectively.

Stock choices reduce the fund’s return

The fund lagged its benchmark because of numerous stock selections that posted outsized losses. These included an underweight position, relative to the benchmark, in ExxonMobil and overweights in Bermuda-based insurer XL Capital and Bear Stearns.

These results were partly offset by positive contributions to relative performance from holdings that included an underweight position in insurer American International Group (AIG); a position in Darden Restaurants, a nonbenchmark stock; and an overweight in TCF Financial.

On December 31, 2008, foreign securities made up 5.36% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds  ¡  2008 Annual Report    19

LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, value investing risk, style risk and foreign investment risk. In addition, the fund is subject to the risk of investing in stocks of larger companies and companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower price/book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	since inception
Large-Cap Value Fund (inception: 10/28/2002)	–40.74	–1.62%	3.69	%*
Russell 1000 Value Index	–36.85	–0.79	3.89	*
Morningstar Large Value†	–37.09	–1.79	2.52

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
†	The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment since inception is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

20    2008 Annual Report  ¡  TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would be worth $12,512 as of December 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN

TIAA-CREF Life Funds  ¡  2008 Annual Report    21

LARGE-CAP VALUE FUND

EXPENSE EXAMPLE

Six months ended December 31, 2008

Large-Cap Value Fund	Starting fund value (7/1/08)	Ending fund value (12/31/08)		Expenses paid* (7/1/08– 12/31/08)
Actual return	$1,000.00	$697.71		$1.11
5% annual hypothetical return	1,000.00	1,023.80	†	1.34

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.26%, multiplied by the average fund value over the six-month period, multiplied by 184/366. There were 184 days in the second half of 2008.
†	Ending fund value for the hypothetical example would be $1,025.14 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$40.30 million
Number of holdings	179
Portfolio turnover rate	172%
Weighted median market capitalization	$32.4 billion
P/E ratio (weighted 12-month trailing average)	11.4
Dividend yield	3.66%
2008 expense ratio‡	0.26%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Financial	24.7
Consumer products & services	18.8
Energy	14.8
Health care	14.2
Manufacturing & materials	12.3
Technology	9.5
Utilities	5.7

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	63.41
$4 billion–$15 billion	17.56
Under $4 billion	19.03

Total	100.00

22    2008 Annual Report  ¡  TIAA-CREF Life Funds

SMALL-CAP EQUITY FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The Small-Cap Equity Fund returned –32.42% for the year, compared with the –33.79% return of its benchmark, the Russell 2000® Index, and the –36.56% average return of the fund’s peer group, the Morningstar Small Blend category.

Small-cap stocks hold up better than the broader market

In a turbulent market environment, small-cap stocks suffered a sharp decline but fell less than the overall stock market, which dropped 37.31%, as measured by the Russell 3000® Index. Small-cap issues held up relatively well during the second and third quarters of the year, declining just 0.54% for the six months, versus a 10.27% drop for the broader market.

For the ten-year period ended December 31, 2008, the Russell 2000 Index posted an average annual gain of 3.02%—nearly four percentage points greater than the –0.80% average return of the Russell 3000 over the same period.

Declines are broad-based

For the period, all twelve of the benchmark’s industry sectors retreated, including eleven that posted double-digit losses. The index’s three largest sectors—consumer discretionary (down 40.7%), health care (down 27.8%) and financials (down 25.1%)—were among the biggest detractors from performance.

Together these sectors accounted for approximately one-half of the benchmark’s market capitalization at the end of December.

Poor performance from the technology (down 42.4%) and producer durables (down 42.7%) sectors also hindered returns. The “other” (miscellaneous) sector performed best, falling just 4.5% during the year.

Stock selections keep the fund above its benchmark

Despite the fund’s disappointing absolute return, its performance was better than that of its benchmark, due to several overweight stock positions. Chief among these were insurer Odyssey Re Holdings, credit service provider Ezcorp and coal mining company Alpha Natural Resources.

These positive contributions were partly offset by overweight holdings in several stocks that posted outsized losses, including oil and gas exploration company Energy Partners, investment brokerage GFI Group and drug research and development company PharmaNet.

The fund continued to use proprietary mathematical models to select small-cap stocks that appeared to be attractively priced.

TIAA-CREF Life Funds  ¡  2008 Annual Report    23

SMALL-CAP EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on market capitalization. You cannot invest directly in these indexes.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	since inception

Small-Cap Equity Fund (inception: 10/28/2002)	–32.42%	–1.19	6.37	%*
Russell 2000 Index	–33.79	–0.93	6.36	*
Morningstar Small Blend†	–36.56	–1.30	5.07

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
†	The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment since inception is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

24    2008 Annual Report  ¡  TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would be worth $14,648 as of December 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN

TIAA-CREF Life Funds  ¡  2008 Annual Report    25

SMALL-CAP EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2008

Small-Cap Equity Fund	Starting fund value (7/1/08)	Ending fund value (12/31/08)		Expenses paid* (7/1/08– 12/31/08)
Actual return	$1,000.00	$722.48		$0.48
5% annual hypothetical return	1,000.00	1,024.57	†	0.57

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.11%, multiplied by the average fund value over the six-month period, multiplied by 184/366. There were 184 days in the second half of 2008.
†	Ending fund value for the hypothetical example would be $1,025.14 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$34.61 million
Number of holdings	768
Portfolio turnover rate	123%
Weighted median market capitalization	$0.8 billion
P/E ratio (weighted 12-month trailing average)	12.9
Dividend yield	1.74%
2008 expense ratio‡	0.11%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Financial	23.5
Manufacturing & materials	20.9
Technology	17.9
Consumer products & services	14.5
Health care	14.5
Utilities	4.8
Energy	3.9

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
$4 billion–$15 billion	0.14
Under $4 billion	99.86

Total	100.00

26    2008 Annual Report  ¡  TIAA-CREF Life Funds

STOCK INDEX FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The Stock Index Fund returned –37.08% for the year, compared with the –37.31% return of its benchmark, the Russell 3000® Index, and the –37.79% average return of the fund’s peer group, the Morningstar Large Blend category.

Index posts its worst year

During the twelve-month period, the U.S. stock market posted large losses as a result of deteriorating conditions in the credit and housing markets, rising unemployment and declining corporate profits. It was the largest downturn for the broad-based Russell 3000 Index during a calendar year since its inception in 1979.

After an 11.05% drop during the first half of the reporting period, the market sell-off intensified during the second half of the year, when the index fell 29.52% as the overall global economic outlook continued to weaken.

However, the return of domestic stocks for the year held up better than that of foreign issues, which fell 43.38%, as measured by the MSCI EAFE® Index.

For the ten years ended December 31, 2008, the average annual return of the Russell 3000 was –0.80%, versus the 0.80% average annual gain of the EAFE.

Declines hit all sectors

The market’s fall in 2008 was broad-based. All twelve of the benchmark’s industry sectors posted double-digit losses. Among the biggest detractors from performance were the financials, technology and “other energy” sectors, which fell 48.9%, 42.2% and 53.4%, respectively. On December 31, 2008, these sectors made up more than one-third of the benchmark’s total market capitalization.

Losses among the largest stocks differ sharply

While none of the largest stocks in the index was immune to the market downturn, their results were very different, depending on the degree of each company’s involvement in the troubled financial and technology industries. In descending order according to market capitalization size, the five largest stocks in the benchmark performed as follows: ExxonMobil, –13.1%; Procter & Gamble, –13.8%; General Electric, –54.0%; AT&T, –28.0%; and Johnson & Johnson, –7.8%.

For the period, the fund held up slightly better than its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

TIAA-CREF Life Funds  ¡  2008 Annual Report    27

STOCK INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk and index risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	since inception

Stock Index Fund (inception: 1/4/1999)	–37.08%	–1.92%	–0.72	%*
Russell 3000 Index	–37.31	–1.95	–0.78	*
Morningstar Large Blend†	–37.79	–2.47	–1.78

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
†	The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment since inception is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

28    2008 Annual Report  ¡  TIAA-CREF Life Funds

$10,000 SINCE JANUARY 4, 1999 INCEPTION

An investment of $10,000 in this fund on January 4, 1999, would be worth $9,300 as of December 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN

TIAA-CREF Life Funds  ¡  2008 Annual Report    29

STOCK INDEX FUND

EXPENSE EXAMPLE

Six months ended December 31, 2008

Stock Index Fund	Starting fund value (7/1/08)	Ending fund value (12/31/08)		Expenses paid* (7/1/08– 12/31/08)
Actual return	$1,000.00	$703.58		$0.26
5% annual hypothetical return	1,000.00	1,024.83	†	0.31

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.06%, multiplied by the average fund value over the six-month period, multiplied by 184/366. There were 184 days in the second half of 2008.
†	Ending fund value for the hypothetical example would be $1,025.14 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$112.94 million
Number of holdings	2,759
Portfolio turnover rate	7%
Weighted median market capitalization	$26.1 billion
P/E ratio (weighted 12-month trailing average)	11.6
Dividend yield	2.79%
2008 expense ratio‡	0.06%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Consumer products & services	19.5
Technology	18.0
Financial	16.9
Manufacturing & materials	15.7
Health care	13.9
Energy	11.4
Utilities	4.6

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	60.37
$4 billion–$15 billion	18.94
Under $4 billion	20.69

Total	100.00

30    2008 Annual Report  ¡  TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The Social Choice Equity Fund returned –36.09% for the year, compared with the –37.31% return of its benchmark, the Russell 3000® Index, and the –37.79% average return of the fund’s peer group, the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the fund does.

Stock exclusions help limit losses

Because of its social screens, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these stocks produced mixed results, but the net effect was to increase the fund’s return relative to that of its benchmark.

Despite the fund’s double-digit loss, it held up slightly better than its benchmark, largely because it avoided the stocks of two major financial companies: American International Group (down 97.3%) and Citigroup (down 76.0%). During the year, the financial sector was among the worst-performing sectors of the Russell 3000 because of continued problems related to subprime securities and a lack of liquidity in the global credit markets. Avoiding General Electric and Schlumberger Limited, an oil field service provider, also helped limit the fund’s relative losses.

In contrast, the exclusion of ExxonMobil, the largest stock in the index in terms of market capitalization as of December 31, 2008, was the portfolio’s biggest detractor from relative performance. The absence of Chevron, Pfizer and Wal-Mart, which rose 20% for the year, also hindered returns.

Statistical techniques help mitigate risk

Because the fund’s social screens prevent it from investing in some stocks within the Russell 3000, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each stock’s percentage of capitalization within the benchmark.

For the year, the fund’s relative performance benefited from overweight holdings in McDonald’s, Wells Fargo and Johnson & Johnson. An underweight in Apple also helped the fund’s return. Overweight positions that hurt included Transocean, the offshore drilling company, and Hartford Financial Services Group. Underweight stakes in AT&T and Merck also reduced relative performance.

TIAA-CREF Life Funds  ¡  2008 Annual Report    31

SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk and foreign investment risk. The fund also is exposed to risks arising from the fact that because its social criteria exclude securities of certain issuers for non-financial reasons, the fund may forgo some market opportunities available to funds that don’t use these criteria. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	since inception
Social Choice Equity Fund (inception: 4/3/2000)	–36.09%	–1.67%	–3.26	%*
Russell 3000 Index	–37.31	–1.95	–3.48	*
Morningstar Large Blend†	–37.79	–2.47	–4.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
†	The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment since inception is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

32    2008 Annual Report  ¡  TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would be worth $7,485 as of December 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN

TIAA-CREF Life Funds  ¡  2008 Annual Report    33

SOCIAL CHOICE EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2008

Social Choice Equity Fund	Starting fund value (7/1/08)	Ending fund value (12/31/08)		Expenses paid* (7/1/08– 12/31/08)
Actual return	$1,000.00	$705.09		$0.30
5% annual hypothetical return	1,000.00	1,024.78	†	0.36

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.07%, multiplied by the average fund value over the six-month period, multiplied by 184/366. There were 184 days in the second half of 2008.
†	Ending fund value for the hypothetical example would be $1,025.14 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$23.94 million
Number of holdings	886
Portfolio turnover rate	17%
Weighted median market capitalization	$18.6 billion
P/E ratio (weighted 12-month trailing average)	12.1
Dividend yield	2.70%
2008 expense ratio‡	0.07%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Consumer products & services	21.7
Technology	18.5
Financial	16.6
Health care	14.7
Manufacturing & materials	14.3
Energy	7.2
Utilities	7.0

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	56.48
$4 billion–$15 billion	25.54
Under $4 billion	17.98

Total	100.00

34    2008 Annual Report  ¡  TIAA-CREF Life Funds

REAL ESTATE SECURITIES FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The Real Estate Securities Fund returned –38.27% for the year, compared with the –39.83% return of its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and the –39.55% average return of the fund’s peer group, the Morningstar Specialty Real Estate category.

REITs suffer fourth-quarter collapse

Real estate investment trusts (REITs) eked out a 0.95% gain for the first nine months of 2008, as measured by the fund’s benchmark. They posted modest gains in the first and third quarters but retreated in the second. In the fourth quarter, however, REITs succumbed to the deepening economic downturn and lost 40.40%.

Weak consumer spending—the result of soaring energy prices and declining home values—dampened demand for retail space. Rising unemployment decreased the need for office space, apartment rentals and condominiums, while reduced travel hurt the hotel business. At the same time, the credit crunch curbed the ability to obtain financing for large-scale projects.

REITs lag the broad markets

For the year, REITs trailed the –37.31% return of the overall U.S. stock market, as measured by the Russell 3000® Index, and the 5.24% gain of U.S. investment-grade, fixed-rate bonds, as represented by the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Index). Most of the benchmark’s underperformance occurred in the fourth quarter, when it trailed the –22.78% return of the Russell index and the 4.58% gain of the Barclays Capital index.

For the ten years ended December 31, 2008, however, the 7.33% average annual return of REITs topped both the –0.80% return of the Russell 3000 Index and the 5.63% gain of the Barclays index.

The fund holds up better than its benchmark

Despite its disappointing absolute return, the fund performed slightly better than the Dow Jones Wilshire index. Positive contributions to relative return came from overweight positions in Essex Property Trust, a West Coast multi-family REIT, and in Federal Realty Investment Trust, which owns retail properties. Underweight holdings in shopping center operator Developers Diversified Realty and distribution facilities owner ProLogis also helped relative performance.

These positive contributions were partially offset by out-of-benchmark positions in Thomas Properties, an office, retail and multi-family property owner, and in Gramercy Capital, a real estate financing REIT. An underweight in Tanger Factory Outlet Centers also detracted from relative return.

TIAA-CREF Life Funds  ¡  2008 Annual Report    35

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the risks of real estate investing as well as market risk, company risk, foreign investment risk, interest-rate risk and income volatility risk. The fund is also subject to the risks of concentrating investments in a single industry, holding securities of relatively few issuers and investing in smaller companies. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as those issued by real estate investment trusts and real estate operating companies. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	since inception
Real Estate Securities Fund (inception: 10/28/2002)	–38.27%	–0.21%	6.35	%*
Dow Jones Wilshire Real Estate Securities Index	–39.83	0.65	6.85	*
Morningstar Specialty Real Estate†	–39.55	–0.66	6.36

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
†	The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment since inception is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

36    2008 Annual Report  ¡  TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would be worth $14,630 as of December 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN

TIAA-CREF Life Funds  ¡  2008 Annual Report    37

REAL ESTATE SECURITIES FUND

EXPENSE EXAMPLE

Six months ended December 31, 2008

Real Estate Securities Fund	Starting fund value (7/1/08)	Ending fund value (12/31/08)		Expenses paid* (7/1/08– 12/31/08)
Actual return	$1,000.00	$644.23		$1.07
5% annual hypothetical return	1,000.00	1,023.80	†	1.34

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.26%, multiplied by the average fund value over the six-month period, multiplied by 184/366. There were 184 days in the second half of 2008.
†	Ending fund value for the hypothetical example would be $1,025.14 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$43.65 million
Number of holdings	65
Portfolio turnover rate	97%
Weighted median market capitalization	$4.0 billion
P/E ratio (weighted 12-month trailing average)	22.1
Dividend yield	6.70%
2008 expense ratio‡	0.26%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Specialized	26.6
Retail	20.0
Residential	17.3
Office	15.5
Diversified	13.0
Industrial	6.4
Office electronics	1.1
Mortgage	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
$4 billion–$15 billion	46.82
Under $4 billion	53.18

Total	100.00

38    2008 Annual Report  ¡  TIAA-CREF Life Funds

BOND FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The Bond Fund returned 0.39% for the year, compared with the 5.24% gain of its benchmark, the Barclays Capital U.S. Aggregate Bond Index, and the –4.70% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category.

Fourth-quarter rally boosts bonds

The Barclays Capital U.S. Aggregate Bond Index, which measures the broad U.S. investment-grade, fixed-rate bond market, advanced 2.17% in the first quarter of 2008 but lost ground in the second and third quarters, posting a 0.63% gain for the first nine months of the year. (The fund’s benchmark, formerly the Lehman Brothers U.S. Aggregate Index, changed its name in November.)

During this period, the Federal Reserve cut its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) four times, to 2.00%. The Fed’s actions were intended to jump-start the sagging U.S. economy and calm the financial markets, which were rattled by the economic downturn and problems in the credit market.

In the fourth quarter, unemployment rose sharply, consumers reduced spending, housing prices plummeted, and foreclosures mounted. In response, the Fed cut its target rate another three times, essentially to 0%. Worried investors sought safety and liquidity in U.S. Treasuries, and the benchmark climbed 4.58% in the year’s last quarter.

Treasuries outperform other fixed-income securities

As Treasury prices rose, their yields fell: 2-year Treasury notes declined from 3.05% at the beginning of 2008 to 0.76% at year-end; the 10-year Treasury yield slid from 4.04% to 2.25%.

With cash flowing into U.S. Treasuries, that component of the index soared 13.74% for the year, versus 8.34% for mortgage-backed securities, –12.72% for asset-backed securities and –4.94% for corporate bonds.

Fund trails the benchmark but tops its peers

The fund lagged its benchmark primarily because of underweights in U.S. Treasury and agency securities and overweights in mortgage- and asset-backed securities. Nevertheless, the fund outperformed its peers because early on its managers, recognizing the troubling signs within the credit market, increased the credit quality of the fund’s investment portfolio. In addition, the portfolio’s broad diversification helped offset the negative effects of positions in distressed financial companies.

TIAA-CREF Life Funds  ¡  2008 Annual Report    39

BOND FUND

INVESTMENT OBJECTIVE

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade, fixed-income securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest-rate risk, prepayment/extension risk, company risk, income volatility risk, credit risk, call risk, foreign investment risk and the risk of using a mortgage dollar roll investment strategy. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	since inception
Bond Fund (inception: 7/8/2003)	0.39%	3.46%	3.29	%*
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	4.37	*
Morningstar Intermediate-Term Bond†	–4.70	1.81	1.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
†	The returns represent the historical performance of funds included in the Morningstar category at December 31, 2008. The return of a $10,000 investment since inception is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

40    2008 Annual Report  ¡  TIAA-CREF Life Funds

$10,000 SINCE JULY 8, 2003 INCEPTION

An investment of $10,000 in this fund on July 8, 2003, would be worth $11,942 as of December 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

CALENDAR YEAR TOTAL RETURN

TIAA-CREF Life Funds  ¡  2008 Annual Report    41

BOND FUND

EXPENSE EXAMPLE

Six months ended December 31, 2008

Bond Fund	Starting fund value (7/1/08)	Ending fund value (12/31/08)		Expenses paid* (7/1/08– 12/31/08)
Actual return	$1,000.00	$1,005.26		$0.50
5% annual hypothetical return	1,000.00	1,024.63	†	0.51

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.10%, multiplied by the average fund value over the six-month period, multiplied by 184/366. There were 184 days in the second half of 2008.
†	Ending fund value for the hypothetical example would be $1,025.14 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$91.95 million
Number of issues	356
Portfolio turnover rate	92%
Average quality	Aa1/Aa2
Option-adjusted duration	3.85 years
Average coupon	4.93%
Average yield to maturity	5.30%
Average maturity	5.27 years
2008 expense ratio‡	0.10%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Mortgage-backed securities and commercial mortgage-backed securities	40.2
Corporate bonds	17.8
U.S. Treasury securities	16.0
U.S. agency securities	12.5
Foreign government and corporate bonds denominated in U.S. dollars	7.9
Asset-backed securities	5.5
Preferred stock	0.1

Total	100.0

42    2008 Annual Report  ¡  TIAA-CREF Life Funds

MONEY MARKET FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2008

The Money Market Fund returned 2.86% for the year, compared with the 2.04% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds.

The Fed unlocks the credit market

During 2008 the Federal Reserve took unprecedented measures to support the U.S. money market, which had all but ground to a halt several times since August 2007, when news first emerged of widespread losses in the U.S. financial sector. The situation spread internationally, prompting foreign central banks to initiate their own recovery plans.

Following three rate cuts in late 2007, the Fed lowered the federal funds target rate seven more times in 2008, from 4.25% to essentially 0%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The Fed made cash more readily available to banks through its auction program and guaranteed investors that it would purchase temporarily hard-to-sell securities. At the same time, the U.S. Treasury Department began investing directly in troubled institutions.

LIBOR zigzags through the year

In early 2008, LIBOR fell along with interest rates, then remained flat when the Fed kept rates steady. (LIBOR, a measure of the interest rate that banks charge one another for loans in the London market, is the most widely used benchmark for short-term rates.) When Lehman Brothers collapsed in September, LIBOR rose sharply. To stabilize the market, the Fed resumed its rate-cutting campaign, and LIBOR eventually fell. One-month LIBOR rates dropped during the year from 4.60% to 0.44%, while twelve-month LIBOR declined from 4.22% to 2.00%.

The fund balances return and risk

The fund increased its investments in longer-maturity securities to benefit from their higher yields. On December 30, 2008, its weighted average maturity was 62 days, versus 47 days for the average iMoneyNet fund.

To limit risk the fund increased its holdings in U.S. agency securities to 33.4% of its portfolio from 24.1% one year earlier, while commercial paper fell to 55.9% from 61.6%. The remainder of the portfolio consisted of certificates of deposit (6.2%), banker’s acceptances (3.6%) and floating-rate securities (0.9%).

On December 31, 2008, foreign securities made up 13.32% of the fund’s total portfolio investments.

The fund participates in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds. Please see page 46 for details.

TIAA-CREF Life Funds  ¡  2008 Annual Report    43

MONEY MARKET FUND

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to current income volatility risk and, to a lesser extent, market risk, company risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk and foreign investment risk. An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency (not including the fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds). Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED DECEMBER 30, 2008*

	Current yield	Effective yield
Money Market Fund	1.71%	1.73%
iMoneyNet Money Fund Report AveragesTM—All Taxable	0.76	0.76

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF DECEMBER 31, 2008

	Total return	Average annual total return
	1 year	5 years	since inception
Money Market Fund (inception: 7/8/2003)	2.86%	3.56%	3.33	%†
iMoneyNet Money Fund Report Averages—All Taxable	2.04	2.93	2.74	‡

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

†	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.
‡	The performance shown above and in the accompanying graph is computed from 7/31/2003.

44    2008 Annual Report  ¡  TIAA-CREF Life Funds

$10,000 SINCE JULY 31, 2003

An investment of $10,000 in this fund on July 31, 2003, would be worth $11,966 as of December 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period.*

*	The chart above begins on July 31, 2003, rather than the fund’s inception date of July 8, 2003, because the iMoneyNet return is calculated only on a monthly basis.

CALENDAR YEAR TOTAL RETURN

TIAA-CREF Life Funds  ¡  2008 Annual Report    45

MONEY MARKET FUND

EXPENSE EXAMPLE

Six months ended December 31, 2008

Money Market Fund	Starting fund value (7/1/08)	Ending fund value (12/31/08)		Expenses paid* (7/1/08– 12/31/08)
Actual return	$1,000.00	$1,012.23		$0.35
5% annual hypothetical return	1,000.00	1,024.78	†	0.36

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.07%, multiplied by the average fund value over the six-month period, multiplied by 184/366. There were 184 days in the second half of 2008.
†	Ending fund value for the hypothetical example would be $1,025.14 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$117.32 million
2008 expense ratio‡	0.07%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Commercial paper	55.9
U.S. agency securities	33.4
Certificates of deposit	6.2
Banker’s acceptances	3.6
Floating-rate securities	0.9

Total	100.0

U.S. TREASURY DEPARTMENT’S TEMPORARY GUARANTEE PROGRAM

The fund is a participant in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”), which provides a guarantee, to the extent that program funds are available, to the fund’s shareholders based on the number of fund shares they owned at the close of business on September 19, 2008, if the fund “breaks the buck” (its net asset value falls below $0.995 and is not immediately restored) and the fund goes into liquidation. Any increase in owned shares after this date will not be guaranteed. If the number of owned shares changes between September 19 and the date of liquidation, the shares guaranteed will be the number owned at the close of business on September 19 or the current amount, whichever is less. The program has been extended to April 30, 2009. Please see treas.gov for more information.

46    2008 Annual Report  ¡  TIAA-CREF Life Funds

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
BUILDING MATERIALS AND GARDEN SUPPLIES			$160,948	0.66%

BUSINESS SERVICES
16,296	*	Adobe Systems, Inc	346,942	1.42
33,779	*	eBay, Inc	471,555	1.92
92,114		Experian Group Ltd	572,128	2.34
2,466	*	Google, Inc (Class A)	758,664	3.10
21,005	*	Intuit, Inc	499,709	2.04
15,949		Omnicom Group, Inc	429,347	1.75
31,121	*	Oracle Corp	551,775	2.25
8,741		Visa, Inc (Class A)	458,465	1.87
19,314	*	Yahoo!, Inc	235,631	0.96
		Other	351,225	1.43

			4,675,441	19.08

CHEMICALS AND ALLIED PRODUCTS
14,044		Abbott Laboratories	749,528	3.05
4,581	*	Amgen, Inc	264,553	1.08
20,179		Avon Products, Inc	484,901	1.98
3,594		Colgate-Palmolive Co	246,333	1.01
4,478	*	Genentech, Inc	371,271	1.52
19,722	*	Gilead Sciences, Inc	1,008,583	4.11
9,183		Monsanto Co	646,024	2.63
4,264		Praxair, Inc	253,111	1.03
5,607		Shire plc (ADR)	251,081	1.02
14,028		Teva Pharmaceutical Industries Ltd (ADR)	597,172	2.44
7,708		Wyeth	289,127	1.18
		Other	283,481	1.16

			5,445,165	22.21

COAL MINING			52,166	0.21

COMMUNICATIONS
8,744	*	American Tower Corp (Class A)	256,374	1.05
22,798	*	DIRECTV Group, Inc	522,303	2.12
11,386		Verizon Communications, Inc	385,985	1.58

			1,164,662	4.75

DEPOSITORY INSTITUTIONS
8,709		Bank of New York Mellon Corp	246,726	1.01
8,787		Wells Fargo & Co	259,041	1.06
40,984		Western Union Co	587,711	2.40
		Other	125,791	0.51

			1,219,269	4.98

EATING AND DRINKING PLACES
5,187		McDonald’s Corp	322,580	1.32

			322,580	1.32

EDUCATIONAL SERVICES			147,340	0.60

ELECTRIC, GAS, AND SANITARY SERVICES			63,980	0.26

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS	continued

GROWTH EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
3,334	*	Apple Computer, Inc	$284,557	1.16%
42,236	*	Cisco Systems, Inc	688,447	2.81
2,095	*	First Solar, Inc	289,026	1.18
37,081		Intel Corp	543,607	2.22
19,410		Qualcomm, Inc	695,461	2.83
		Other	201,248	0.83

			2,702,346	11.03

ENGINEERING AND MANAGEMENT SERVICES
5,546	*	Celgene Corp	306,583	1.25
10,321	*	Jacobs Engineering Group, Inc	496,440	2.03

			803,023	3.28

FOOD AND KINDRED PRODUCTS
5,270		Coca-Cola Co	238,573	0.97
8,618		General Mills, Inc	523,543	2.14

			762,116	3.11

FURNITURE AND HOME FURNISHINGS STORES
9,348	*	Bed Bath & Beyond, Inc	237,626	0.97

			237,626	0.97

GENERAL MERCHANDISE STORES
4,864		Wal-Mart Stores, Inc	272,676	1.12
		Other	120,820	0.49

			393,496	1.61

HEALTH SERVICES
8,335	*	Medco Health Solutions, Inc	349,320	1.43

			349,320	1.43

HOTELS AND OTHER LODGING PLACES			102,185	0.42

INDUSTRIAL MACHINERY AND EQUIPMENT
20,424		Hewlett-Packard Co	741,187	3.02
21,403		International Game Technology	254,482	1.04
		Other	—	0.00	**

			995,669	4.06

INSTRUMENTS AND RELATED PRODUCTS
8,412	*	Flir Systems, Inc	258,080	1.05
5,673		Roper Industries, Inc	246,265	1.01
		Other	137,628	0.56

			641,973	2.62

INSURANCE CARRIERS			161,506	0.66

METAL MINING			99,757	0.41

MISCELLANEOUS MANUFACTURING INDUSTRIES
1,400		Nintendo Co Ltd	535,012	2.18

			535,012	2.18

48	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH EQUITY FUND  ■  DECEMBER 31, 2008

Shares	Company		Value	% of net assets

MISCELLANEOUS RETAIL
8,813	CVS Corp		$253,286	1.03%

			253,286	1.03

OIL AND GAS EXTRACTION
4,087	Devon Energy Corp		268,557	1.10
16,512	Schlumberger Ltd		698,953	2.85
	Other		190,648	0.78

			1,158,158	4.73

PETROLEUM AND COAL PRODUCTS
5,361	Exxon Mobil Corp		427,969	1.75

			427,969	1.75

PRIMARY METAL INDUSTRIES
7,235	Precision Castparts Corp		430,338	1.76

			430,338	1.76

PRINTING AND PUBLISHING			235,074	0.96

SECURITY AND COMMODITY BROKERS
27,443	Charles Schwab Corp		443,753	1.81
	Other		415,201	1.70

			858,954	3.51

	TOTAL COMMON STOCKS	(Cost $30,212,162)	24,399,359	99.59

	TOTAL PORTFOLIO	(Cost $30,212,162)	24,399,359	99.59
	OTHER ASSETS & LIABILITIES, NET		101,357	0.41

	NET ASSETS		$24,500,716	100.00%

*	Non-income producing.
**	Percentage is less than 0.01%.

The following abbreviations are used in portfolio descriptions:

ADR    American Depositary Receipt

plc     Public Limited Company

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES			$896,496	1.68%

APPAREL AND ACCESSORY STORES			276,009	0.52

APPAREL AND OTHER TEXTILE PRODUCTS			251,285	0.47

BUILDING MATERIALS AND GARDEN SUPPLIES
19,253		Home Depot, Inc	443,204	0.83

			443,204	0.83

BUSINESS SERVICES
37,930		Microsoft Corp	737,358	1.39
25,272	*	Oracle Corp	448,073	0.84
		Other	1,420,683	2.67

			2,606,114	4.90

CHEMICALS AND ALLIED PRODUCTS
18,678		Abbott Laboratories	996,845	1.88
15,081	*	Amgen, Inc	870,928	1.64
29,602		Bristol-Myers Squibb Co	688,247	1.29
5,980	*	Chattem, Inc	427,749	0.80
6,440		Colgate-Palmolive Co	441,398	0.83
6,259	*	Genzyme Corp	415,410	0.78
16,562	*	Gilead Sciences, Inc	846,981	1.59
15,010		Johnson & Johnson	898,048	1.69
6,737		Monsanto Co	473,948	0.89
32,554		Pfizer, Inc	576,531	1.08
16,978		Procter & Gamble Co	1,049,579	1.98
15,966		Wyeth	598,885	1.12
		Other	1,983,191	3.73

			10,267,740	19.30

COAL MINING			128,742	0.24

COMMUNICATIONS
33,740		AT&T, Inc	961,589	1.81
16,760	*	DIRECTV Group, Inc	383,972	0.72
21,582		Verizon Communications, Inc	731,630	1.37
		Other	327,035	0.62

			2,404,226	4.52

DEPOSITORY INSTITUTIONS
24,245		JPMorgan Chase & Co	764,445	1.44
7,836		Northern Trust Corp	408,569	0.77
34,344		Wells Fargo & Co	1,012,461	1.90
		Other	1,456,652	2.73

			3,642,127	6.84

EATING AND DRINKING PLACES
13,307		Darden Restaurants, Inc	374,991	0.70
8,280		McDonald's Corp	514,933	0.97

			889,924	1.67

50	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

GROWTH & INCOME FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
9,642		Exelon Corp	$536,192	1.01%
26,979		Xcel Energy, Inc	500,460	0.94
		Other	734,579	1.38

			1,771,231	3.33

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
4,826	*	Apple Computer, Inc	411,899	0.77
48,556	*	Cisco Systems, Inc	791,463	1.49
64,574		General Electric Co	1,046,099	1.97
41,036		Intel Corp	601,588	1.13
19,795		Qualcomm, Inc	709,255	1.33
		Other	314,900	0.59

			3,875,204	7.28

ENGINEERING AND MANAGEMENT SERVICES			640,385	1.20

FABRICATED METAL PRODUCTS			125,025	0.23

FOOD AND KINDRED PRODUCTS
14,234		Coca-Cola Co	644,372	1.21
8,538		PepsiCo, Inc	467,626	0.88
6,517	*	Ralcorp Holdings, Inc	380,593	0.71
		Other	1,480,388	2.78

			2,972,979	5.58

FOOD STORES			314,568	0.59

GENERAL BUILDING CONTRACTORS			120,906	0.23

GENERAL MERCHANDISE STORES
19,779		Wal-Mart Stores, Inc	1,108,810	2.08
		Other	159,001	0.30

			1,267,811	2.38

HEALTH SERVICES
14,694	*	Medco Health Solutions, Inc	615,825	1.16
		Other	558,732	1.05

			1,174,557	2.21

HOLDING AND OTHER INVESTMENT OFFICES			90,750	0.17

INDUSTRIAL MACHINERY AND EQUIPMENT
24,965		Hewlett-Packard Co	905,979	1.70
9,743		International Business Machines Corp	819,971	1.54
		Other	916,062	1.72

			2,642,012	4.96

INSTRUMENTS AND RELATED PRODUCTS
13,285		Covidien Ltd	481,448	0.90
8,923		Raytheon Co	455,430	0.86
		Other	500,579	0.94

			1,437,457	2.70

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS	continued

GROWTH & INCOME FUND  ■  DECEMBER 31, 2008

Shares	Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE
8,980	AON Corp	$410,206	0.77%

		410,206	0.77

INSURANCE CARRIERS
10,831	ACE Ltd	573,177	1.08
14,581	Aetna, Inc	415,559	0.78
	Other	763,438	1.43

		1,752,174	3.29

LEATHER AND LEATHER PRODUCTS		211,542	0.40

LEGAL SERVICES		350,291	0.66

METAL MINING		624,181	1.17

MISCELLANEOUS RETAIL		360,974	0.68

MOTION PICTURES		542,566	1.02

NONDEPOSITORY INSTITUTIONS		88,553	0.17

OIL AND GAS EXTRACTION
7,211	Devon Energy Corp	473,835	0.89
34,391	Halliburton Co	625,228	1.18
	Other	1,306,373	2.45

		2,405,436	4.52

PETROLEUM AND COAL PRODUCTS
15,316	Chevron Corp	1,132,925	2.13
32,382	Exxon Mobil Corp	2,585,055	4.85
	Other	543,330	1.02

		4,261,310	8.00

RAILROAD TRANSPORTATION
9,164	Union Pacific Corp	438,039	0.82

		438,039	0.82

SECURITY AND COMMODITY BROKERS		989,341	1.86

TOBACCO PRODUCTS
20,219	Philip Morris International, Inc	879,729	1.65

		879,729	1.65

TRANSPORTATION BY AIR		167,751	0.32

TRANSPORTATION EQUIPMENT
14,422	Honeywell International, Inc	473,474	0.89
4,531	Lockheed Martin Corp	380,966	0.72
	Other	273,764	0.50

		1,128,204	2.11

52	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH & INCOME FUND  ■  DECEMBER 31, 2008

Shares	Company		Value	% of net assets

	TOTAL COMMON STOCKS	(Cost $64,263,898)	$52,849,049	99.27%

	TOTAL PORTFOLIO	(Cost $64,263,898)	52,849,049	99.27
	OTHER ASSETS & LIABILITIES, NET		386,046	0.73

	NET ASSETS		$53,235,095	100.00%

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
BUSINESS SERVICES
87,095	*	Autonomy Corp plc	$1,190,851	1.75%
		Other	309,584	0.45

			1,500,435	2.20

CHEMICALS AND ALLIED PRODUCTS
19,800		Daiichi Sankyo Co Ltd	468,238	0.69
16,000		Kao Corp	486,005	0.71
54,152		Lanxess AG.	1,055,963	1.55
61,087		Reckitt Benckiser Group plc	2,264,201	3.32
9,000		Takeda Pharmaceutical Co Ltd	469,100	0.69
184,000		UBE Industries Ltd	516,882	0.76
		Other	816,598	1.19

			6,076,987	8.91

COMMUNICATIONS
651,710		BT Group plc	1,266,818	1.86
56,941		Deutsche Telekom AG.	860,909	1.26
122	v	Nippon Telegraph & Telephone Corp	629,851	0.92
		Other	411,119	0.60

			3,168,697	4.64

DEPOSITORY INSTITUTIONS
84,655		HSBC Holdings plc	805,738	1.18
9,858		Julius Baer Holding AG.	382,069	0.56
142,600		Mitsubishi UFJ Financial Group, Inc	896,262	1.31
96	v	Sumitomo Mitsui Financial Group, Inc	398,191	0.58
186,006	*	UBS A.G.	2,706,265	3.97
99,971		Wells Fargo & Co	2,947,144	4.33
		Other	414,511	0.60

			8,550,180	12.53

EDUCATIONAL SERVICES			214,430	0.31

ELECTRIC, GAS, AND SANITARY SERVICES
90,966		Iberdrola S.A.	847,957	1.24
12,800		Tokyo Electric Power Co, Inc	427,286	0.63
		Other	1,390,420	2.04

			2,665,663	3.91

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
854,900		Hon Hai Precision Industry Co, Ltd	1,672,392	2.44
33,300		Hosiden Corp	526,288	0.77
2,867		Samsung Electronics Co Ltd	1,045,280	1.53
124,910		Smiths Group plc	1,589,366	2.33
		Other	178,851	0.27

			5,012,177	7.34

ENGINEERING AND MANAGEMENT SERVICES
10,340		Tecan Group AG.	383,495	0.56

			383,495	0.56

54	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2008

Shares	Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
33,000	Asahi Breweries Ltd	$570,572	0.84%
41,606	Groupe Danone	2,497,288	3.66
15,000	Toyo Suisan Kaisha Ltd	432,246	0.63
	Other	89,868	0.13

		3,589,974	5.26

FOOD STORES
11,000	Seven & I Holdings Co Ltd	378,087	0.55

		378,087	0.55

GENERAL BUILDING CONTRACTORS
31,387	Vinci S.A.	1,308,884	1.92

		1,308,884	1.92

HOLDING AND OTHER INVESTMENT OFFICES		6,507	0.01

HOTELS AND OTHER LODGING PLACES
28,758	Accor S.A.	1,403,523	2.06

		1,403,523	2.06

INDUSTRIAL MACHINERY AND EQUIPMENT
133,464	ASML Holding NV	2,365,399	3.47
26,483	Krones AG.	1,158,871	1.70
12,339	Siemens AG	928,923	1.36
	Other	638,638	0.93

		5,091,831	7.46

INSTRUMENTS AND RELATED PRODUCTS
17,870	Phonak Holding AG.	1,086,093	1.59
7,000	Terumo	327,918	0.48

		1,414,011	2.07

INSURANCE CARRIERS		301,986	0.44

METAL MINING
28,615	Anglo American plc	636,044	0.93
	Other	246,593	0.36

		882,637	1.29

MISCELLANEOUS MANUFACTURING INDUSTRIES
1,000	Nintendo Co Ltd	382,152	0.56

		382,152	0.56

NONDEPOSITORY INSTITUTIONS		72,004	0.11

OIL AND GAS EXTRACTION
114,166	BG Group plc	1,570,841	2.30

		1,570,841	2.30

PAPER AND ALLIED PRODUCTS		64,865	0.10

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS	continued

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

PETROLEUM AND COAL PRODUCTS
288,009		BP plc	$2,178,088	3.19%
		Other	154,946	0.23

			2,333,034	3.42

PRIMARY METAL INDUSTRIES			79,367	0.12

RAILROAD TRANSPORTATION
57		Central Japan Railway Co	494,341	0.72
71	v	East Japan Railway Co	539,647	0.79
		Other	585,184	0.86

			1,619,172	2.37

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
73,735		Bayer AG	4,296,424	6.30
198,702		SSL International plc	1,414,135	2.07

			5,710,559	8.37

SECURITY AND COMMODITY BROKERS
42,567		Deutsche Boerse AG	3,079,680	4.51
157,900		Hong Kong Exchanges and Clearing Ltd	1,499,502	2.20
		Other	13,322	0.02

			4,592,504	6.73

STONE, CLAY, AND GLASS PRODUCTS
439,000		Nippon Sheet Glass Co Ltd	1,453,421	2.13

			1,453,421	2.13

TOBACCO PRODUCTS			165,617	0.24

TRANSPORTATION EQUIPMENT
92,568		Fiat S.p.A.	619,663	0.91
15,600		Honda Motor Co Ltd	332,259	0.49
15,720		Toyota Motor Corp	519,677	0.76
		Other	49,942	0.07

			1,521,541	2.23

TRUCKING AND WAREHOUSING
91,511		Deutsche Post AG.	1,547,785	2.27

			1,547,785	2.27

WATER TRANSPORTATION			61,803	0.09

WHOLESALE TRADE-DURABLE GOODS			423,563	0.62

WHOLESALE TRADE-NONDURABLE GOODS
507,768		Foster’s Group Ltd	1,947,087	2.86
		Other	35,649	0.05

			1,982,736	2.91

56	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2008

Shares	Company		Value	% of net assets

	TOTAL COMMON STOCKS	(Cost $91,036,555)	$65,530,468	96.03%

	TOTAL PORTFOLIO	(Cost $91,036,555)	65,530,468	96.03
	OTHER ASSETS & LIABILITIES, NET		2,709,331	3.97

	NET ASSETS		$68,239,799	100.00%

The following abbreviation is used in portfolio descriptions:

plc    Public Limited Company

*	Non-income producing.
v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $1,567,689 which represents 2.29% of net assets.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	57

SUMMARY OF MARKET VALUES BY COUNTRY

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2008

	Value	% of market value
DOMESTIC
UNITED STATES	$2,947,145	4.50%

TOTAL DOMESTIC	2,947,145	4.50

FOREIGN
AUSTRALIA	2,132,463	3.25
FRANCE	5,270,786	8.04
GERMANY	13,504,599	20.61
HONG KONG	1,499,502	2.29
ITALY	619,663	0.95
JAPAN	15,250,016	23.27
KOREA, REPUBLIC OF	1,045,280	1.60
NETHERLANDS	2,365,399	3.61
RUSSIA	79,595	0.12
SINGAPORE	66,915	0.10
SPAIN	847,957	1.29
SWITZERLAND	4,557,923	6.96
TAIWAN	1,672,393	2.55
UNITED KINGDOM	13,670,832	20.86

TOTAL FOREIGN	62,583,323	95.50

TOTAL PORTFOLIO	$65,530,468	100.00%

58	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES			$403,848	1.00%

APPAREL AND ACCESSORY STORES			361,534	0.90

APPAREL AND OTHER TEXTILE PRODUCTS
6,560		VF Corp	359,292	0.90
		Other	1,518	0.00	**

			360,810	0.90

BUILDING MATERIALS AND GARDEN SUPPLIES
25,304		Home Depot, Inc	582,499	1.44
12,472		Lowe’s Cos, Inc	268,397	0.67

			850,896	2.11

BUSINESS SERVICES			562,053	1.39

CHEMICALS AND ALLIED PRODUCTS
11,015		Alberto-Culver Co	269,978	0.67
9,170	*	Amgen, Inc	529,568	1.31
13,034		Bristol-Myers Squibb Co	303,041	0.75
4,899		Clorox Co	272,188	0.68
9,535		Johnson & Johnson	570,479	1.42
33,341	*	Mylan Laboratories, Inc	329,742	0.82
55,045		Pfizer, Inc	974,847	2.41
10,214		Procter & Gamble Co	631,429	1.57
6,199		Teva Pharmaceutical Industries Ltd (ADR)	263,891	0.65
19,918		Wyeth	747,124	1.85
		Other	1,107,042	2.75

			5,999,329	14.88

COAL MINING			44,886	0.11

COMMUNICATIONS
42,120		AT&T, Inc	1,200,419	2.99
22,230		Comcast Corp (Class A)	375,242	0.93
17,773		Verizon Communications, Inc	602,505	1.49
		Other	239,042	0.59

			2,417,208	6.00

DEPOSITORY INSTITUTIONS
56,434		Bank of America Corp	794,591	1.97
15,972		Bank of New York Mellon Corp	452,487	1.12
31,128		JPMorgan Chase & Co	981,466	2.44
8,617		State Street Corp	338,907	0.84
45,050		TCF Financial Corp	615,383	1.53
22,129		UBS AG.	316,445	0.79
55,516		Wells Fargo & Co	1,636,611	4.06
		Other	763,223	1.89

			5,899,113	14.64

EATING AND DRINKING PLACES
15,103		Darden Restaurants, Inc	425,603	1.06

			425,603	1.06

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS	continued

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
19,250		Constellation Energy Group, Inc	$482,982	1.20%
8,971		PPL Corp	275,320	0.68
26,466		Republic Services, Inc	656,091	1.64
		Other	1,493,421	3.70

			2,907,814	7.22

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
90,182		General Electric Co	1,460,949	3.63
9,105		Qualcomm, Inc	326,232	0.81
		Other	413,762	1.02

			2,200,943	5.46

ENGINEERING AND MANAGEMENT SERVICES			335,443	0.83

FABRICATED METAL PRODUCTS			8,692	0.02

FOOD AND KINDRED PRODUCTS			923,434	2.29

FOOD STORES			62,539	0.16

FORESTRY			86,965	0.22

GENERAL BUILDING CONTRACTORS
638	*	NVR, Inc	291,088	0.72

			291,088	0.72

GENERAL MERCHANDISE STORES			206,988	0.51

HEALTH SERVICES			182,911	0.45

HEAVY CONSTRUCTION, EXCEPT BUILDING			23	0.00	**

HOLDING AND OTHER INVESTMENT OFFICES			451,850	1.12

HOTELS AND OTHER LODGING PLACES			47,707	0.12

INDUSTRIAL MACHINERY AND EQUIPMENT
8,185		Hewlett-Packard Co	297,034	0.74
		Other	237,657	0.59

			534,691	1.33

INSTRUMENTS AND RELATED PRODUCTS
14,325		Covidien Ltd	519,138	1.29
		Other	48,073	0.12

			567,211	1.41

INSURANCE AGENTS, BROKERS AND SERVICE			98,224	0.24

INSURANCE CARRIERS
13,473		Aetna, Inc	383,981	0.95
9,667		Axis Capital Holdings Ltd	281,503	0.70
11,847		Metlife, Inc	412,985	1.03
3,927		PartnerRe Ltd	279,877	0.69
10,686		UnitedHealth Group, Inc	284,248	0.71
		Other	1,255,019	3.11

			2,897,613	7.19

60	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2008

Shares	Company	Value	% of net assets

METAL MINING
3,638	Rio Tinto plc (ADR)	$323,455	0.80%

		323,455	0.80

MISCELLANEOUS RETAIL
11,311	CVS Corp	325,078	0.81

		325,078	0.81

MOTION PICTURES
54,307	Time Warner, Inc	546,328	1.36
	Other	70,084	0.17

		616,412	1.53

NONDEPOSITORY INSTITUTIONS
23,480	Textron, Inc	325,668	0.81
	Other	262,820	0.65

		588,488	1.46

OIL AND GAS EXTRACTION
5,509	Occidental Petroleum Corp	330,484	0.81
9,316	XTO Energy, Inc	328,574	0.81
	Other	1,041,743	2.60

		1,700,801	4.22

PAPER AND ALLIED PRODUCTS		243,793	0.60

PETROLEUM AND COAL PRODUCTS
19,844	Chevron Corp	1,467,861	3.64
5,881	ConocoPhillips	304,636	0.76
25,952	Exxon Mobil Corp	2,071,748	5.14
13,105	Marathon Oil Corp	358,553	0.89
	Other	29,907	0.07

		4,232,705	10.50

PIPELINES, EXCEPT NATURAL GAS		23,846	0.06

PRINTING AND PUBLISHING		58,904	0.15

REAL ESTATE		13,341	0.03

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		77,761	0.19

SECURITY AND COMMODITY BROKERS
13,372	Legg Mason, Inc	292,982	0.74
	Other	661,315	1.63

		954,297	2.37

TOBACCO PRODUCTS		80,242	0.20

TRANSPORTATION BY AIR		478,889	1.19

TRANSPORTATION EQUIPMENT		257,134	0.64

TRANSPORTATION SERVICES		187,309	0.46

WHOLESALE TRADE-DURABLE GOODS		191,859	0.48

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2008

Shares	Company		Value	% of net assets

WHOLESALE TRADE-NONDURABLE GOODS
14,112	Dean Foods Co		$253,593	0.63%
11,033	Unilever NV		270,860	0.67
	Other		175,741	0.44

			700,194	1.74

	TOTAL COMMON STOCKS	(Cost $49,224,761)	$40,183,924	99.71

	TOTAL PORTFOLIO	(Cost $49,224,761)	40,183,924	99.71
	OTHER ASSETS & LIABILITIES, NET		118,397	0.29

	NET ASSETS		$40,302,321	100.00%

*	Non-income producing.
**	Percentage is less than 0.01%.

The following abbreviations are used in portfolio descriptions:

ADR    American Depositary Receipt

plc     Public Limited Company

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

62	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$26,900	0.08%

AGRICULTURAL PRODUCTION-LIVESTOCK			33,723	0.10

AMUSEMENT AND RECREATION SERVICES			201,237	0.58

APPAREL AND ACCESSORY STORES			497,257	1.44

APPAREL AND OTHER TEXTILE PRODUCTS			157,463	0.45

AUTO REPAIR, SERVICES AND PARKING			26,460	0.08

BUSINESS SERVICES
58,505	*	3Com Corp	133,391	0.39
20,066	*	Earthlink, Inc	135,647	0.39
7,390	*	Gartner, Inc	131,764	0.38
6,520	*	Sybase, Inc	161,501	0.47
6,470	*	SYKES Enterprises, Inc	123,706	0.35
		Other	3,065,289	8.86

			3,751,298	10.84

CHEMICALS AND ALLIED PRODUCTS
4,240	*	Emergent Biosolutions, Inc	110,706	0.32
7,881	*	Medicines Co	116,086	0.34
3,654	*	OSI Pharmaceuticals, Inc	142,688	0.41
9,770	*	Viropharma, Inc	127,204	0.36
		Other	1,975,945	5.71

			2,472,629	7.14

COAL MINING			24,010	0.07

COMMUNICATIONS			677,110	1.96

DEPOSITORY INSTITUTIONS
4,600		Community Bank System, Inc	112,194	0.32
10,814		First Niagara Financial Group, Inc	174,862	0.51
2,800		Hancock Holding Co	127,288	0.37
3,832		Prosperity Bancshares, Inc	113,389	0.33
3,777		UMB Financial Corp	185,602	0.53
		Other	3,050,472	8.82

			3,763,807	10.88

EATING AND DRINKING PLACES			537,676	1.55

EDUCATIONAL SERVICES			156,011	0.45

ELECTRIC, GAS, AND SANITARY SERVICES
8,110	*	El Paso Electric Co	146,710	0.42
5,895		NorthWestern Corp	138,356	0.40
8,263		Portland General Electric Co	160,880	0.47
6,044		Southwest Gas Corp	152,430	0.44
5,120		UIL Holdings Corp	153,754	0.44
4,020		WGL Holdings, Inc	131,414	0.38
		Other	910,028	2.63

			1,793,572	5.18

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			2,074,269	5.99

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
2,630	*	Myriad Genetics, Inc	$174,264	0.50%
3,829		Watson Wyatt & Co Holdings (Class A)	183,102	0.52
		Other	813,794	2.36

			1,171,160	3.38

FABRICATED METAL PRODUCTS			401,726	1.16

FOOD AND KINDRED PRODUCTS
3,140	*	Ralcorp Holdings, Inc	183,376	0.54
		Other	247,851	0.71

			431,227	1.25

FOOD STORES
5,485		Ruddick Corp	151,660	0.44
		Other	116,383	0.33

			268,043	0.77

FURNITURE AND FIXTURES			114,370	0.33

FURNITURE AND HOME FURNISHINGS STORES			88,844	0.26

GENERAL BUILDING CONTRACTORS			208,044	0.60

GENERAL MERCHANDISE STORES			162,463	0.47

HEALTH SERVICES
3,790	*	Magellan Health Services, Inc	148,416	0.43
		Other	254,516	0.73

			402,932	1.16

HEAVY CONSTRUCTION, EXCEPT BUILDING
2,530		Granite Construction, Inc	111,143	0.32
		Other	123,266	0.36

			234,409	0.68

HOLDING AND OTHER INVESTMENT OFFICES
4,370		Corporate Office Properties Trust	134,158	0.39
3,512		Mid-America Apartment Communities, Inc	130,505	0.38
3,125		PS Business Parks, Inc	139,562	0.39
7,040		Senior Housing Properties Trust	126,157	0.36
		Other	1,635,728	4.74

			2,166,110	6.26

HOTELS AND OTHER LODGING PLACES			69,140	0.20

INDUSTRIAL MACHINERY AND EQUIPMENT			1,169,249	3.38

INSTRUMENTS AND RELATED PRODUCTS
4,760	*	Conmed Corp	113,954	0.33
5,910		STERIS Corp	141,189	0.42
2,892	*	Teledyne Technologies, Inc	128,838	0.37
3,600	*	Thoratec Corp	116,963	0.34
		Other	1,398,833	4.03

			1,899,777	5.49

INSURANCE AGENTS, BROKERS AND SERVICE			76,044	0.22

64	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
5,400	*	AMERIGROUP Corp	$159,408	0.46%
6,030	*	Amerisafe, Inc	123,796	0.36
8,238		Aspen Insurance Holdings Ltd	199,772	0.57
6,500	*	Healthspring, Inc	129,805	0.38
3,570		Odyssey Re Holdings Corp	184,962	0.53
4,690		Platinum Underwriters Holdings Ltd	169,215	0.49
5,940		Validus Holdings Ltd	155,390	0.45
		Other	871,637	2.52

			1,993,985	5.76

LEATHER AND LEATHER PRODUCTS			153,011	0.44

LEGAL SERVICES			43,033	0.12

LOCAL AND INTERURBAN PASSENGER TRANSIT			103,972	0.30

METAL MINING			109,472	0.32

MISCELLANEOUS MANUFACTURING INDUSTRIES			172,363	0.50

MISCELLANEOUS RETAIL
7,204	*	Ezcorp, Inc (Class A)	109,572	0.31
		Other	297,981	0.87

			407,553	1.18

MOTION PICTURES			132,051	0.38

NONDEPOSITORY INSTITUTIONS			187,456	0.54

NONMETALLIC MINERALS, EXCEPT FUELS
1,980		Compass Minerals International, Inc	116,147	0.34

			116,147	0.34

OIL AND GAS EXTRACTION
2,584	*	Comstock Resources, Inc	122,093	0.36
		Other	854,384	2.46

			976,477	2.82

PAPER AND ALLIED PRODUCTS			100,479	0.29

PERSONAL SERVICES			104,555	0.30

PETROLEUM AND COAL PRODUCTS			151,924	0.44

PRIMARY METAL INDUSTRIES
4,510		Mueller Industries, Inc	113,111	0.33
		Other	240,056	0.69

			353,167	1.02

PRINTING AND PUBLISHING			215,384	0.62

RAILROAD TRANSPORTATION			57,950	0.17

REAL ESTATE			35,464	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			279,564	0.81

SECURITY AND COMMODITY BROKERS			564,020	1.63

SOCIAL SERVICES			2,839	0.01

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company		Value	% of net assets

SPECIAL TRADE CONTRACTORS
6,610	*	EMCOR Group, Inc		$148,262	0.43%
		Other		178,931	0.52

				327,193	0.95

STONE, CLAY, AND GLASS PRODUCTS				108,184	0.31

TRANSPORTATION BY AIR
7,670		Skywest, Inc		142,662	0.42
		Other		330,101	0.95

				472,763	1.37

TRANSPORTATION EQUIPMENT
3,020		Triumph Group, Inc		128,229	0.37
3,780		Westinghouse Air Brake Technologies Corp		150,254	0.43
		Other		518,588	1.50

				797,071	2.30

TRANSPORTATION SERVICES				155,553	0.45

TRUCKING AND WAREHOUSING				279,387	0.81

WATER TRANSPORTATION				108,332	0.31

WHOLESALE TRADE-DURABLE GOODS
3,130		Owens & Minor, Inc		117,845	0.34
		Other		403,119	1.17

				520,964	1.51

WHOLESALE TRADE-NONDURABLE GOODS				513,824	1.48

		TOTAL COMMON STOCKS	(Cost $44,714,392)	34,601,097	99.98

		TOTAL PORTFOLIO	(Cost $44,714,392)	34,601,097	99.98
		OTHER ASSETS & LIABILITIES, NET		7,803	0.02

		NET ASSETS		$34,608,900	100.00%

*	Non-income producing

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

66	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

STOCK INDEX FUND  ■   DECEMBER 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$6,488	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			10,516	0.01

AGRICULTURAL SERVICES			1,626	0.00	**

AMUSEMENT AND RECREATION SERVICES
21,878		Walt Disney Co	496,412	0.45
		Other	88,218	0.07

			584,630	0.52

APPAREL AND ACCESSORY STORES			521,489	0.46

APPAREL AND OTHER TEXTILE PRODUCTS			149,956	0.13

AUTO REPAIR, SERVICES AND PARKING			65,923	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS			211,363	0.19

BUILDING MATERIALS AND GARDEN SUPPLIES
19,358		Home Depot, Inc	445,621	0.40
		Other	408,250	0.36

			853,871	0.76

BUSINESS SERVICES
2,714	*	Google, Inc (Class A)	834,961	0.75
91,579		Microsoft Corp	1,780,295	1.59
44,490	*	Oracle Corp	788,807	0.71
		Other	4,031,494	3.53

			7,435,557	6.58

CHEMICALS AND ALLIED PRODUCTS
17,653		Abbott Laboratories	942,141	0.83
12,468	*	Amgen, Inc	720,027	0.64
22,831		Bristol-Myers Squibb Co	530,821	0.47
11,452		Eli Lilly & Co	461,172	0.41
5,337	*	Genentech, Inc	442,491	0.39
10,494	*	Gilead Sciences, Inc	536,663	0.48
32,213		Johnson & Johnson	1,927,303	1.71
24,551		Merck & Co, Inc	746,350	0.66
6,334		Monsanto Co	445,597	0.39
77,404		Pfizer, Inc	1,370,824	1.21
34,370		Procter & Gamble Co	2,124,752	1.88
15,209		Wyeth	570,490	0.51
		Other	4,088,845	3.63

			14,907,476	13.21

COAL MINING			189,889	0.17

COMMUNICATIONS
67,772		AT&T, Inc	1,931,501	1.71
32,281		Comcast Corp (Class A)	544,903	0.48
32,594		Verizon Communications, Inc	1,104,936	0.98
		Other	1,554,839	1.38

			5,136,179	4.55

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

DEPOSITORY INSTITUTIONS
57,214		Bank of America Corp	$805,573	0.71%
62,340		Citigroup, Inc	418,301	0.37
42,413		JPMorgan Chase & Co	1,337,281	1.18
19,772		US Bancorp	494,498	0.44
43,154		Wells Fargo & Co	1,272,180	1.13
		Other	3,330,383	2.95

			7,658,216	6.78

EATING AND DRINKING PLACES
12,946		McDonald’s Corp	805,111	0.71
		Other	453,672	0.40

			1,258,783	1.11

EDUCATIONAL SERVICES			271,435	0.24

ELECTRIC, GAS, AND SANITARY SERVICES
7,506		Exelon Corp	417,408	0.37
		Other	5,011,822	4.44

			5,429,230	4.81

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
10,071	*	Apple Computer, Inc	859,559	0.76
67,511	*	Cisco Systems, Inc	1,100,428	0.97
120,055		General Electric Co	1,944,890	1.72
65,513		Intel Corp	960,420	0.85
18,526		Qualcomm, Inc	663,786	0.59
		Other	2,615,953	2.32

			8,145,036	7.21

ENGINEERING AND MANAGEMENT SERVICES			1,469,308	1.30

FABRICATED METAL PRODUCTS			632,153	0.56

FOOD AND KINDRED PRODUCTS
26,530		Coca-Cola Co	1,201,012	1.06
16,781		Kraft Foods, Inc (Class A)	450,570	0.39
18,116		PepsiCo, Inc	992,213	0.89
		Other	1,786,754	1.58

			4,430,549	3.92

FOOD STORES			503,480	0.45

FORESTRY			106,060	0.09

FURNITURE AND FIXTURES			261,088	0.23

FURNITURE AND HOME FURNISHINGS STORES			257,160	0.23

GENERAL BUILDING CONTRACTORS			228,192	0.20

GENERAL MERCHANDISE STORES
25,588		Wal-Mart Stores, Inc	1,434,462	1.27
		Other	913,996	0.81

			2,348,458	2.08

68	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX FUND  ■  DECEMBER 31, 2008

Shares	Company	Value	% of net assets

HEALTH SERVICES		$1,145,396	1.01%

HEAVY CONSTRUCTION, EXCEPT BUILDING		71,350	0.06

HOLDING AND OTHER INVESTMENT OFFICES
48,957	iShares Russell 3000 Index Fund	2,550,169	2.27
	Other	2,081,971	1.83

		4,632,140	4.10

HOTELS AND OTHER LODGING PLACES		217,670	0.19

INDUSTRIAL MACHINERY AND EQUIPMENT
28,173	Hewlett-Packard Co	1,022,399	0.91
15,704	International Business Machines Corp	1,321,650	1.17
	Other	2,587,376	2.29

		4,931,425	4.37

INSTRUMENTS AND RELATED PRODUCTS		4,272,037	3.78

INSURANCE AGENTS, BROKERS AND SERVICE		436,530	0.39

INSURANCE CARRIERS		4,111,855	3.64

JUSTICE, PUBLIC ORDER AND SAFETY		35,072	0.03

LEATHER AND LEATHER PRODUCTS		114,518	0.10

LEGAL SERVICES		29,959	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT		3,698	0.00	**

LUMBER AND WOOD PRODUCTS		15,811	0.01

METAL MINING		434,509	0.38

MISCELLANEOUS MANUFACTURING INDUSTRIES		265,948	0.24

MISCELLANEOUS RETAIL
16,483	CVS Corp	473,721	0.42
	Other	907,460	0.80

		1,381,181	1.22

MOTION PICTURES		773,909	0.69

NONDEPOSITORY INSTITUTIONS		660,126	0.58

NONMETALLIC MINERALS, EXCEPT FUELS		115,597	0.10

OIL AND GAS EXTRACTION
9,474	Occidental Petroleum Corp	568,344	0.51
13,625	Schlumberger Ltd	576,745	0.52
	Other	3,292,132	2.90

		4,437,221	3.93

PAPER AND ALLIED PRODUCTS		459,735	0.41

PERSONAL SERVICES		186,592	0.17

PETROLEUM AND COAL PRODUCTS
23,686	Chevron Corp	1,752,053	1.55
17,672	ConocoPhillips	915,410	0.80
60,361	Exxon Mobil Corp	4,818,618	4.27
	Other	752,326	0.67

		8,238,407	7.29

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX FUND  ■  DECEMBER 31, 2008

Shares	Company	Value	% of net assets

PIPELINES, EXCEPT NATURAL GAS		$112,856	0.10%

PRIMARY METAL INDUSTRIES		819,289	0.73

PRINTING AND PUBLISHING		311,453	0.28

RAILROAD TRANSPORTATION		906,307	0.80

REAL ESTATE		64,460	0.06

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		344,007	0.30

SECURITY AND COMMODITY BROKERS
5,045	Goldman Sachs Group, Inc	425,749	0.39
	Other	1,684,407	1.48

		2,110,156	1.87

SOCIAL SERVICES		5,635	0.00	**

SPECIAL TRADE CONTRACTORS		103,746	0.09

STONE, CLAY, AND GLASS PRODUCTS
8,053	3M Co	463,369	0.41
	Other	116,418	0.10

		579,787	0.51

TEXTILE MILL PRODUCTS		36,217	0.03

TOBACCO PRODUCTS
24,110	Philip Morris International, Inc	1,049,025	0.94
	Other	678,497	0.59

		1,727,522	1.53

TRANSPORTATION BY AIR		534,913	0.47

TRANSPORTATION EQUIPMENT
11,173	United Technologies Corp	598,874	0.54
	Other	2,063,771	1.82

		2,662,645	2.36

TRANSPORTATION SERVICES		243,056	0.22

TRUCKING AND WAREHOUSING
7,895	United Parcel Service, Inc (Class B)	435,488	0.39
	Other	119,223	0.10

		554,711	0.49

WATER TRANSPORTATION		270,877	0.24

WHOLESALE TRADE-DURABLE GOODS		414,512	0.37

WHOLESALE TRADE-NONDURABLE GOODS		696,377	0.62

70	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

STOCK INDEX FUND  ■  DECEMBER 31, 2008

Shares	Company		Value	% of net assets

	TOTAL COMMON STOCKS	(Cost $147,706,383)	$112,543,323	99.65%

	TOTAL PORTFOLIO	(Cost $147,706,383)	112,543,323	99.65
	OTHER ASSETS & LIABILITIES, NET		395,124	0.35

	NET ASSETS		$112,938,447	100.00%

*	Non-income producing
**	Percentage is less than 0.01%

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS

SOCIAL CHOICE EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
8,888		Walt Disney Co	$201,669	0.84%
		Other	1,592	0.01

			203,261	0.85

APPAREL AND ACCESSORY STORES			138,087	0.58

APPAREL AND OTHER TEXTILE PRODUCTS
2,657		Nike, Inc (Class B)	135,507	0.56
		Other	25,778	0.11

			161,285	0.67

AUTO REPAIR, SERVICES AND PARKING			7,436	0.03

AUTOMOTIVE DEALERS AND SERVICE STATIONS			33,581	0.14

BUILDING MATERIALS AND GARDEN SUPPLIES
8,973		Home Depot, Inc	206,558	0.86
		Other	117,182	0.49

			323,740	1.35

BUSINESS SERVICES
4,101		Automatic Data Processing, Inc	161,333	0.67
640	*	Google, Inc (Class A)	196,896	0.82
24,641		Microsoft Corp	479,020	2.00
		Other	648,680	2.72

			1,485,929	6.21

CHEMICALS AND ALLIED PRODUCTS
4,680	*	Amgen, Inc	270,271	1.14
8,365		Bristol-Myers Squibb Co	194,486	0.81
2,517		Colgate-Palmolive Co	172,515	0.72
4,860		Eli Lilly & Co	195,712	0.82
2,380	*	Genentech, Inc	197,327	0.82
3,615	*	Gilead Sciences, Inc	184,871	0.77
8,730		Johnson & Johnson	522,317	2.18
2,339		Praxair, Inc	138,843	0.58
9,322		Procter & Gamble Co	576,287	2.41
5,077		Wyeth	190,438	0.80
		Other	863,725	3.61

			3,506,792	14.66

COMMUNICATIONS
10,826		Verizon Communications, Inc	367,000	1.54
		Other	723,812	3.02

			1,090,812	4.56

DEPOSITORY INSTITUTIONS
15,046		Bank of America Corp	211,848	0.89
4,474		Bank of New York Mellon Corp	126,748	0.53
8,067		US Bancorp	201,756	0.84
11,616		Wells Fargo & Co	342,440	1.43
		Other	675,430	2.82

			1,558,222	6.51

72	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SOCIAL CHOICE EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
4,651		McDonald’s Corp	$289,245	1.21%
		Other	36,890	0.15

			326,135	1.36

EDUCATIONAL SERVICES			5,699	0.02

ELECTRIC, GAS, AND SANITARY SERVICES
3,225		Consolidated Edison, Inc	125,548	0.52
		Other	1,498,245	6.27

			1,623,793	6.79

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
20,127	*	Cisco Systems, Inc	328,070	1.38
20,544		Intel Corp	301,175	1.26
6,346		Qualcomm, Inc	227,377	0.95
		Other	430,564	1.79

			1,287,186	5.38

ENGINEERING AND MANAGEMENT SERVICES			198,368	0.83

FABRICATED METAL PRODUCTS
4,002		Illinois Tool Works, Inc	140,269	0.58
		Other	56,649	0.24

			196,918	0.82

FOOD AND KINDRED PRODUCTS
2,548		General Mills, Inc	154,791	0.65
6,739		Kraft Foods, Inc (Class A)	180,942	0.75
5,972		PepsiCo, Inc	327,087	1.36
		Other	321,407	1.35

			984,227	4.11

FOOD STORES			87,064	0.36

FORESTRY			30,488	0.13

FURNITURE AND FIXTURES			127,702	0.53

FURNITURE AND HOME FURNISHINGS STORES			58,988	0.25

GENERAL BUILDING CONTRACTORS			18,921	0.08

GENERAL MERCHANDISE STORES
2,506		Costco Wholesale Corp	131,565	0.55
4,176		Target Corp	144,197	0.60
		Other	69,954	0.29

			345,716	1.44

HEALTH SERVICES			97,829	0.41

HEAVY CONSTRUCTION, EXCEPT BUILDING			24,008	0.10

HOLDING AND OTHER INVESTMENT OFFICES			433,143	1.81

HOTELS AND OTHER LODGING PLACES			63,245	0.26

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SOCIAL CHOICE EQUITY FUND  ■  DECEMBER 31, 2008

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
8,825		Hewlett-Packard Co	$320,259	1.34%
4,582		International Business Machines Corp	385,622	1.62
		Other	603,071	2.51

			1,308,952	5.47

INSTRUMENTS AND RELATED PRODUCTS
3,248		Baxter International, Inc	174,059	0.73
4,997		Emerson Electric Co	182,939	0.76
5,157		Medtronic, Inc	162,032	0.68
		Other	711,162	2.97

			1,230,192	5.14

INSURANCE AGENTS, BROKERS AND SERVICE			113,609	0.47

INSURANCE CARRIERS
3,629		Aflac, Inc	166,352	0.69
3,252		Chubb Corp	165,852	0.69
4,249		Travelers Cos, Inc	192,054	0.80
3,412	*	WellPoint, Inc	143,748	0.60
		Other	539,297	2.26

			1,207,303	5.04

LEATHER AND LEATHER PRODUCTS			28,392	0.12

LEGAL SERVICES			5,719	0.02

LUMBER AND WOOD PRODUCTS			224	0.00	**

METAL MINING			53,364	0.22

MISCELLANEOUS MANUFACTURING INDUSTRIES			84,936	0.35

MISCELLANEOUS RETAIL
4,815		CVS Corp	138,383	0.57
		Other	231,539	0.98

			369,922	1.55

MOTION PICTURES
18,900		Time Warner, Inc	190,134	0.80
		Other	21,803	0.09

			211,937	0.89

NONDEPOSITORY INSTITUTIONS			229,670	0.96

NONMETALLIC MINERALS, EXCEPT FUELS			73,150	0.31

OIL AND GAS EXTRACTION
2,165		Apache Corp	161,356	0.67
2,580		Devon Energy Corp	169,531	0.72
		Other	996,724	4.16

			1,327,611	5.55

PAPER AND ALLIED PRODUCTS
2,514		Kimberly-Clark Corp	132,587	0.55
		Other	83,467	0.35

			216,054	0.90

74	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SOCIAL CHOICE EQUITY FUND  ■  DECEMBER 31, 2008

Shares	Company	Value	% of net assets

PERSONAL SERVICES		$5,557	0.02%

PETROLEUM AND COAL PRODUCTS		279,926	1.17

PIPELINES, EXCEPT NATURAL GAS		81,769	0.34

PRIMARY METAL INDUSTRIES		275,103	1.15

PRINTING AND PUBLISHING		110,077	0.46

RAILROAD TRANSPORTATION
2,849	Norfolk Southern Corp	134,046	0.56
	Other	93,687	0.39

		227,733	0.95

REAL ESTATE		3,955	0.02

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		9,143	0.04

SECURITY AND COMMODITY BROKERS
1,673	Goldman Sachs Group, Inc	141,183	0.58
	Other	440,747	1.85

		581,930	2.43

SOCIAL SERVICES		2,050	0.01

SPECIAL TRADE CONTRACTORS		15,160	0.06

STONE, CLAY, AND GLASS PRODUCTS
3,564	3M Co	205,072	0.86
	Other	27,502	0.11

		232,574	0.97

TEXTILE MILL PRODUCTS		6,051	0.03

TRANSPORTATION BY AIR		235,413	0.98

TRANSPORTATION EQUIPMENT		185,807	0.78

TRANSPORTATION SERVICES		15,783	0.07

TRUCKING AND WAREHOUSING
3,699	United Parcel Service, Inc (Class B)	204,037	0.85

		204,037	0.85

WATER TRANSPORTATION		17,325	0.07

WHOLESALE TRADE-DURABLE GOODS		122,633	0.51

WHOLESALE TRADE-NONDURABLE GOODS		143,445	0.60

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SOCIAL CHOICE EQUITY FUND  ■  DECEMBER 31, 2008

Shares	Company		Value	% of net assets

	TOTAL COMMON STOCKS	(Cost $33,001,492)	$23,635,081	98.74%

	TOTAL PORTFOLIO	(Cost $33,001,492)	23,635,081	98.74

	OTHER ASSETS & LIABILITIES, NET		302,470	1.26

	NET ASSETS		$23,937,551	100.00%

*	Non-income producing
**	Percentage is less than 0.01%

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

76	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

REAL ESTATE SECURITIES FUND  ■  DECEMBER 31, 2008

Shares	Company	Value	% of net assets

COMMON STOCKS
HOLDING AND OTHER INVESTMENT OFFICES
10,900	Alexandria Real Estate Equities, Inc	$657,706	1.51%
26,900	AMB Property Corp	629,998	1.44
18,100	American Campus Communities, Inc	370,688	0.85
24,400	AvalonBay Communities, Inc	1,478,152	3.39
23,940	BioMed Realty Trust, Inc	280,577	0.64
34,300	Boston Properties, Inc	1,886,500	4.32
11,800	BRE Properties, Inc (Class A)	330,164	0.76
11,000	Camden Property Trust	344,740	0.79
14,800	Corporate Office Properties Trust	454,360	1.04
65,000	DCT Industrial Trust, Inc	328,900	0.75
14,800	Digital Realty Trust, Inc	486,180	1.11
28,900	Douglas Emmett, Inc	377,434	0.86
37,186	Duke Realty Corp	407,559	0.93
15,400	EastGroup Properties, Inc	547,932	1.26
6,300	Equity Lifestyle Properties, Inc	241,668	0.55
69,400	Equity Residential	2,069,508	4.74
10,900	Essex Property Trust, Inc	836,575	1.92
20,800	Federal Realty Investment Trust	1,291,264	2.96
71,400	HCP, Inc	1,982,778	4.54
29,643	Health Care REIT, Inc	1,250,935	2.87
16,500	Healthcare Realty Trust, Inc	387,420	0.89
13,600	Highwoods Properties, Inc	372,096	0.85
9,100	Home Properties, Inc	369,460	0.85
32,500	Hospitality Properties Trust	483,275	1.11
168,000	Host Marriott Corp	1,271,760	2.91
10,000	iShares Cohen & Steers Realty Majors Index Fund	441,800	1.01
30,000	iShares Dow Jones US Real Estate Index Fund	1,116,900	2.56
10,000	Kilroy Realty Corp	334,600	0.77
53,000	Kimco Realty Corp	968,840	2.22
22,600	Liberty Property Trust	515,958	1.18
20,000	Macerich Co	363,200	0.83
18,100	Mack-Cali Realty Corp	443,450	1.02
7,900	Mid-America Apartment Communities, Inc	293,564	0.67
75,430	Mission West Properties, Inc	577,040	1.32
27,600	Nationwide Health Properties, Inc	792,672	1.82
17,300	Post Properties, Inc	285,450	0.65
90,020	Prologis	1,250,378	2.86
36,200	Public Storage, Inc	2,877,900	6.60
16,000	Regency Centers Corp	747,200	1.71
32,100	Senior Housing Properties Trust	575,232	1.32
68,300	Simon Property Group, Inc	3,628,778	8.32
19,300	SL Green Realty Corp	499,870	1.15
9,200	Tanger Factory Outlet Centers, Inc	346,104	0.79
18,100	Taubman Centers, Inc	460,826	1.06
47,208	UDR, Inc	650,998	1.49
40,900	Ventas, Inc	1,373,013	3.15
43,500	Vornado Realty Trust	2,625,225	6.02

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

REAL ESTATE SECURITIES FUND  ■  DECEMBER 31, 2008

Shares	Company		Value	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES – continued
8,500	Washington REIT		$240,550	0.55%
13,700	Weingarten Realty Investors		283,453	0.65
	Other		1,516,397	3.47

			42,347,027	97.03

REAL ESTATE
59,300	Brookfield Properties Co		458,389	1.05
	Other		214,201	0.49

			672,590	1.54

	TOTAL COMMON STOCKS	(Cost $58,367,499)	43,019,617	98.57

	TOTAL PORTFOLIO	(Cost $58,367,499)	43,019,617	98.57
	OTHER ASSETS & LIABILITIES, NET		626,246	1.43

	NET ASSETS		$43,645,863	100.00%

The following abbreviation is used in portfolio descriptions:

REIT Real Estate Investment Trust

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

78	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

BOND FUND  ■  DECEMBER 31, 2008

Principal	Issuer	Rating+	Value	% of net assets

BONDS
CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES	$206,758	0.22%

BUILDING MATERIALS AND GARDEN SUPPLIES	46,690	0.05

BUSINESS SERVICES	156,467	0.17

CHEMICALS AND ALLIED PRODUCTS	713,225	0.80

COMMUNICATIONS	2,238,839	2.43

DEPOSITORY INSTITUTIONS
$1,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750%, 07/20/17	Aaa	999,970	1.09
900,000	g	Depfa ACS Bank	5.130%, 03/16/37	Aa1	651,710	0.71
500,000	p	KeyBank NA	3.200%, 06/15/12	Aaa	519,481	0.55
500,000	p	Regions Bank	3.250%, 12/09/11	Aaa	520,180	0.57
500,000	p	Sovereign Bank	2.750%, 01/17/12	Aaa	512,931	0.56
Other	2,562,267	2.79

5,766,539	6.27

ELECTRIC, GAS, AND SANITARY SERVICES	1,406,486	1.53

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	237,293	0.26

FOOD AND KINDRED PRODUCTS	561,148	0.61

FOOD STORES	95,659	0.10

FOREIGN GOVERNMENT BONDS	212,648	0.23

GENERAL MERCHANDISE STORES	209,894	0.23

HEALTH SERVICES	91,891	0.10

HOLDING AND OTHER INVESTMENT OFFICES	54,374	0.06

INDUSTRIAL MACHINERY AND EQUIPMENT	191,840	0.21

INSTRUMENTS AND RELATED PRODUCTS	178,763	0.19

INSURANCE CARRIERS	361,731	0.39

METAL MINING	137,219	0.15

MOTION PICTURES	88,679	0.10

NONDEPOSITORY INSTITUTIONS	2,316,765	2.52

NONMETALLIC MINERALS, EXCEPT FUELS	22,125	0.02

OIL AND GAS EXTRACTION	1,380,437	1.50

PAPER AND ALLIED PRODUCTS	179,717	0.19

PETROLEUM AND COAL PRODUCTS	36,775	0.04

PIPELINES, EXCEPT NATURAL GAS	134,283	0.15

PRIMARY METAL INDUSTRIES	307,303	0.33

PRINTING AND PUBLISHING	253,614	0.28

RAILROAD TRANSPORTATION	138,283	0.15

SECURITY AND COMMODITY BROKERS	1,302,122	1.42

STONE, CLAY, AND GLASS PRODUCTS	136,537	0.15

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS	continued

BOND FUND  ■  DECEMBER 31, 2008

Principal		Issuer		Rating+	Value	% of net assets

TOBACCO PRODUCTS					$105,089	0.11%

TRANSPORTATION BY AIR					99,656	0.11

TRANSPORTATION EQUIPMENT					288,154	0.31

		TOTAL CORPORATE BONDS	(Cost $20,819,263)		19,657,003	21.38

GOVERNMENT BONDS
AGENCY SECURITIES
$ 550,000		Federal Farm Credit Bank (FFCB)	4.130%, 04/15/09	Aaa	555,994	0.60
600,000		FFCB	2.630%, 04/21/11	Aaa	617,384	0.67
1,000,000		Federal Home Loan Bank (FHLB)	3.380%, 06/24/11	Aaa	1,046,455	1.14
3,000,000		FHLB	3.630%, 09/10/11	Aaa	3,174,323	3.46
		Federal Home Loan Mortgage Corp (FHLMC)
550,000		FHLMC	3.250%, 07/16/10	Aaa	568,072	0.62
1,000,000		FHLMC	3.500%, 05/29/13	Aaa	1,043,361	1.13
1,500,000		FHLMC	5.130%, 10/18/16	Aaa	1,702,214	1.86
		Federal National Mortgage Association (FNMA)
1,100,000		FNMA	2.880%, 10/12/10	Aaa	1,134,605	1.23
		FNMA	3.250%–3.250%, 08/12/10–08/12/10		103,571	0.11

					9,945,979	10.82

FOREIGN GOVERNMENT BONDS
1,000,000		Province of Manitoba Canada	4.450%, 04/12/10	Aa1	1,034,113	1.13
500,000		Province of Saskatchewan Canada	8.000%, 02/01/13	Aa1	607,992	0.66
		Other			1,421,525	1.54

					3,063,630	3.33

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
529,087	i	FHLMC	5.800%, 07/01/36		539,418	0.59
402,291	i	FHLMC	5.870%, 04/01/37		414,474	0.45
	i	FHLMC	4.330%–6.090%, 02/01/36–05/01/37		1,009,570	1.09
		Federal Home Loan Mortgage Corp Gold (FGLMC)
499,750		FGLMC	6.000%, 11/01/33		516,481	0.56
594,700		FGLMC	5.500%, 04/01/37		609,373	0.66
686,295		FGLMC	5.500%, 05/01/37		703,228	0.76
		FGLMC	4.500%–6.500%, 02/01/19–05/01/38		2,390,799	2.60
		Federal National Mortgage Association (FNMA)
1,634,189		FNMA	4.560%, 01/01/15		1,646,088	1.79
491,767		FNMA	5.500%, 07/01/24		505,640	0.55
1,285,856		FNMA	5.500%, 07/01/33		1,321,272	1.44
628,131		FNMA	6.000%, 10/01/33		648,670	0.71
1,415,838		FNMA	5.500%, 11/01/33		1,454,833	1.58
1,740,532		FNMA	5.000%, 03/01/34		1,781,672	1.93
444,900		FNMA	4.500%, 05/01/35		452,282	0.49
411,642		FNMA	5.500%, 09/01/35		422,980	0.46

80	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

BOND FUND  ■  DECEMBER 31, 2008

Principal		Issuer		Rating+	Value	% of net assets

MORTGAGE BACKED - continued
$ 558,344		FNMA	5.500%, 02/01/37		$573,024	0.62%
439,870		FNMA	5.500%, 03/01/37		451,410	0.49
2,369,043		FNMA	5.500%, 02/01/38		2,430,960	2.66
979,534		FNMA	5.000%, 04/01/38		1,001,156	1.09
	i	FNMA	4.000%–7.500%, 06/01/13-03/01/38		9,989,703	10.86
		Government National Mortgage Association (GNMA)
480,192		GNMA	5.000%, 01/15/38		493,521	0.54
446,660		GNMA	5.500%, 05/15/38		461,070	0.50
		GNMA	5.000%–6.230%, 07/20/33–09/15/43		1,128,470	1.23

					30,946,094	33.65

U.S. TREASURY SECURITIES
500,000		United States Treasury Note	1.750%, 11/15/11		511,405	0.56
1,869,000		United States Treasury Note	2.750%, 10/31/13		1,986,981	2.16
2,230,000		United States Treasury Note	2.000%, 11/30/13		2,287,842	2.49
1,195,000		United States Treasury Note	1.500%, 12/31/13		1,192,292	1.30
3,245,000		United States Treasury Note	3.750%, 11/15/18		3,673,437	3.99
		United States Treasury Note	1.130%–4.500%, 12/15/11–05/15/38		491,879	0.53
775,000		United States Treasury Note/Bond 3.380%, 07/31/13			846,506	0.92
1,025,000		United States Treasury Note/Bond 4.380%, 02/15/38			1,372,860	1.50
		United States Treasury Note/Bond	4.000%–8.000%, 08/15/14–05/15/37		705,656	0.77
1,000,000	j	United States Treasury Strip Principal 0.000%, 08/15/27			555,088	0.60

					13,623,946	14.82

		TOTAL GOVERNMENT BONDS (Cost $54,917,344)			57,579,649	62.62

		TOTAL BONDS (Cost $75,736,607)			77,236,652	84.00

STRUCTURED ASSETS
ASSET BACKED
499,512		AmeriCredit Automobile Receivables
		Trust Series 2007-BF (Class A3A)	5.160%, 04/06/12	Aa3	487,020	0.53
608,706		Centex Home Equity Series 2002-A
		(Class AF6)	5.540%, 01/25/32	Aaa	534,595	0.58
1,000,000		Flagstar Home Equity Loan Trust
		Series 2007-1A (Class AF3)	5.780%, 01/25/35	Baa1	564,146	0.62
		Other			2,739,468	2.97

					4,325,229	4.70

COMMERCIAL MORTGAGE BACK SECURITIES					2,571,468	2.80

MORTGAGE BACKED SECURITIES					921,807	1.00

		TOTAL STRUCTURED ASSETS (Cost $10,642,452)			7,818,504	8.50

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND FUND  ■  DECEMBER 31, 2008

Shares	Issuer		Rating+	Value	% of net assets

PREFERRED STOCKS
DEPOSITORY INSTITUTIONS				$60,120	0.06%
NONDEPOSITORY INSTITUTIONS				16,482	0.02

	TOTAL PREFERRED STOCKS	(Cost $669,550)		76,602	0.08

	TOTAL PORTFOLIO	(Cost $87,048,608)		85,131,758	92.58
	OTHER ASSETS & LIABILITIES, NET			6,821,066	7.42

	NET ASSETS			$91,952,824	100.00%

+	As provided by Moody’s Investor Services (unaudited)
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2008, the value of these securities amounted to $1,651,680 or 1.80% of net assets.
i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008
j	Zero coupon
p	Security participants in the FDIC Temporary Liquidity Guarantee Program

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

82	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND  ■   DECEMBER 31, 2008

Principal	Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
BANKER’S ACCEPTANCES
$ 1,184,000	Bank of America NA	0.000%, 01/12/09	$1,182,787	1.01%
1,175,000	JPMorgan Chase Bank NA	0.000%, 02/19/09	1,172,441	1.00
	Other		1,833,170	1.56

			4,188,398	3.57

CERTIFICATES OF DEPOSIT
1,000,000	Abbey National LLC	1.610%, 02/13/09	1,000,024	0.85
1,100,000	Bank of Nova Scotia	1.550%, 02/18/09	1,100,000	0.95
1,000,000	BNP Paribas, Inc	2.070%, 03/04/09	1,000,034	0.85
1,000,000	Royal Bank of Canada	1.850%, 03/04/09	1,000,034	0.85
1,000,000	Societe Generale North America, Inc	3.450%, 01/28/09	1,000,000	0.85
1,000,000	Toronto Dominion Bank	2.250%, 03/25/09	1,000,000	0.85
1,000,000	Toronto Dominion Bank	1.900%, 07/20/09	1,000,000	0.85
	Other		115,000	0.10

			7,215,092	6.15

COMMERCIAL PAPER
1,375,000	Coca-Cola Co	01/07/09	1,374,461	1.17
1,500,000	Eli Lilly & Co	02/25/09	1,496,792	1.28
1,695,000	HSBC Finance Corp	01/08/09	1,694,430	1.45
1,250,000	Johnson & Johnson	04/28/09	1,244,028	1.06
1,800,000	Kitty Hawk Funding Corp	03/17/09	1,797,188	1.53
1,883,000	Nestle Capital Corp	03/12/09	1,878,606	1.60
1,250,000	Nestle Capital Corp	02/11/09	1,247,153	1.06
1,189,000	Old Line Funding LLC	03/20/09	1,187,067	1.01
1,000,000	Park Avenue Rec Corp	01/06/09	999,806	0.85
1,730,000	Pfizer, Inc	01/05/09	1,729,570	1.47
1,000,000	Private Export Funding Corp	01/15/09	999,082	0.85
1,085,000	Private Export Funding Corp	03/11/09	1,084,272	0.92
2,000,000	Rabobank USA Financial Corp	02/27/09	1,995,092	1.70
1,100,000	Rabobank USA Financial Corp	03/06/09	1,097,262	0.94
1,163,000	Ranger Funding Co LLC	04/03/09	1,161,366	0.99
1,175,000	Sheffield Receivable	01/15/09	1,173,607	1.00
1,500,000	Shell International Finance BV	02/26/09	1,495,613	1.28
1,005,000	Svensk Exportkredit AB	03/05/09	1,001,746	0.86
1,075,000	Toyota Motor Credit Corp	01/02/09	1,074,939	0.92
1,500,000	Toyota Motor Credit Corp	03/23/09	1,496,118	1.28
1,390,000	UBS Finance (Delaware) LLC	01/09/09	1,389,459	1.18
2,458,000	Unilever Capital Corp	03/02/09	2,452,674	2.09
1,600,000	Washington Gas Light Co	01/13/09	1,599,067	1.36
1,086,000	Yorktown Capital LLC	04/03/09	1,083,640	0.92
	Other		31,630,460	26.96

			65,383,498	55.73

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MONEY MARKET FUND  ■  DECEMBER 31, 2008

Principal		Issuer		Value	% of net assets

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
$ 2,120,000		Federal Home Loan Bank (FHLB)	02/11/09	$2,115,667	1.80%
1,531,000		FHLB	03/13/09	1,523,409	1.30
1,080,000		FHLB	04/23/09	1,070,928	0.91
2,440,000		FHLB	02/04/09	2,434,539	2.08
1,000,000		FHLB	03/10/09	999,527	0.85
2,150,000		Federal Home Loan Mortgage Corp (FHLMC)	03/30/09	2,145,270	1.83
2,366,000		FHLMC	01/05/09	2,365,459	2.02
1,715,000		FHLMC	01/20/09	1,712,818	1.46
1,775,000		FHLMC	01/26/09	1,771,549	1.51
1,000,000		FHLMC	01/21/09	999,028	0.85
2,000,000		FHLMC	04/07/09	1,994,933	1.70
1,250,000		FHLMC	04/13/09	1,245,927	1.06
2,000,000		Federal National Mortgage Association (FNMA)	01/14/09	1,998,476	1.70
1,240,000		FNMA	01/22/09	1,238,727	1.06
1,548,000		FNMA	05/08/09	1,535,167	1.31
		Other		12,227,755	10.42

				37,379,179	31.86

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
1,500,000	i	Federal Home Loan Bank (FHLB)	2.190%, 09/10/09	1,500,000	1.28

				1,500,000	1.28

VARIABLE NOTES
1,000,000	i	PACCAR Financial Corp	3.580%, 04/27/09	999,939	0.85

				999,939	0.85

		TOTAL SHORT-TERM INVESTMENTS (Cost $116,666,106)		116,666,106	99.44

		TOTAL PORTFOLIO (Cost $116,666,106)		116,666,106	99.44
		OTHER ASSETS & LIABILITIES, NET		655,624	0.56

		NET ASSETS		$117,321,730	100.00%

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008

The following abbreviations are used in portfolio description:

LLC    Limited Liability Company

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

84	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ■ 2008 Annual Report	85

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2008

Growth Equity Fund

ASSETS
Portfolio investments, at cost	$30,212,162
Net unrealized depreciation of portfolio investments	(5,812,803)
Portfolio investments, at value	24,399,359
Cash	—
Cash – foreign**	—
Receivable from securities transactions	324,426
Receivable from Fund shares sold	2,914
Dividends and interest receivable	28,843
Reclaims receivable	5,589
Total assets	24,761,131

LIABILITIES
Management fees payable	5,027
Trustee fees payable	513
Due to custodian	36,901
Payable for securities transactions	215,753
Payable for Fund shares redeemed	2,221
Total liabilities	260,415
NET ASSETS	$24,500,716

NET ASSETS CONSIST OF:
Paid-in-capital	$71,726,737
Undistributed (accumulated) net investment income (loss)	10,914
Undistributed (accumulated) net realized gain (loss) on total investments	(41,424,216)
Net unrealized appreciation (depreciation) on total investments	(5,812,719)
NET ASSETS	$24,500,716

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	2,321,892
Net asset value per share	$10.55

** Cost:	$—

86	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$64,263,898	$91,036,555	$49,224,761	$44,714,392
(11,414,849)	(25,506,087)	(9,040,837)	(10,113,295)
52,849,049	65,530,468	40,183,924	34,601,097
442,053	1,245,375	126,954	—
6,989	1,211,651	—	—
418,637	605,340	10,585	—
4,182	8,695	9,775	3,204
94,476	77,465	91,963	58,049
—	36,246	—	—
53,815,386	68,715,240	40,423,201	34,662,350

9,954	15,916	7,871	2,737
513	513	513	513
—	—	23	47,331
541,435	458,685	112,272	—
28,389	327	201	2,869
580,291	475,441	120,880	53,450
$53,235,095	$68,239,799	$40,302,321	$34,608,900

$77,268,490	$137,099,281	$68,476,299	$54,870,023
61,228	2,852,390	465,581	(15,443)
(12,679,749)	(46,182,966)	(19,598,648)	(10,132,385)
(11,414,874)	(25,528,906)	(9,040,911)	(10,113,295)
$53,235,095	$68,239,799	$40,302,321	$34,608,900

2,877,398	5,970,193	2,254,922	1,923,369
$18.50	$11.43	$17.87	$17.99

$7,014	$1,232,913	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	87

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2008

Stock Index Fund

ASSETS
Portfolio investments, at cost	$147,706,383
Net unrealized depreciation of portfolio investments	(35,163,060)
Portfolio investments, at value	112,543,323
Cash	171,422
Receivable from securities transactions	3,824
Receivable from Fund shares sold	11,945
Dividends and interest receivable	235,773
Reclaims receivable	—
Prepaid Insurance	—
Total assets	112,966,287

LIABILITIES
Management fees payable	5,522
Trustee fees payable	513
Payable for Fund shares redeemed	21,805
Income distribution payable	—
Total liabilities	27,840
NET ASSETS	$112,938,447

NET ASSETS CONSIST OF:
Paid-in-capital	$155,411,916
Undistributed (accumulated) net investment income (loss)	516,522
Undistributed (accumulated) net realized gain (loss) on total investments	(7,826,931)
Net unrealized appreciation (depreciation) on total investments	(35,163,060)
NET ASSETS	$112,938,447

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	5,823,325
Net asset value per share	$19.39

88	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$33,001,492	$58,367,499	$87,048,608	$116,666,106
(9,366,411)	(15,347,882)	(1,916,850)	—
23,635,081	43,019,617	85,131,758	116,666,106
258,553	214,299	6,137,225	7,620
—	—	—	—
76	52,381	1,022	674,530
49,515	377,113	691,502	33,695
—	126	—	—
—	—	—	15,045
23,943,225	43,663,536	91,961,507	117,396,996

1,362	8,364	7,672	5,884
513	513	513	513
3,799	8,796	498	68,861
—	—	—	8
5,674	17,673	8,683	75,266
$23,937,551	$43,645,863	$91,952,824	$117,321,730

$34,210,952	$82,803,961	$97,774,666	$117,321,578
213,737	(740,211)	2,152	71
(1,120,727)	(23,069,956)	(3,907,144)	81
(9,366,411)	(15,347,931)	(1,916,850)	—
$23,937,551	$43,645,863	$91,952,824	$117,321,730

1,415,895	2,862,976	3,933,289	117,321,579
$16.91	$15.24	$23.38	$1.00

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	89

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31, 2008

Growth Equity Fund

INVESTMENT INCOME
Dividends	$397,552
Foreign taxes withheld	(6,792)
Interest	2,571
Income from securities lending	34,673
Total income	428,004

EXPENSES
Investment management fees	85,326
Trustee fees	1,303
Interest expense	7,467
Other expenses	—
Net expenses	94,096

Net investment income	333,908

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(6,409,995)
Futures transactions	—
Foreign currency transactions	(1,537)
Net realized gain (loss) on total investments	(6,411,532)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(10,867,983)
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	22
Net change in unrealized depreciation on total investments	(10,867,961)
Net realized and unrealized loss on total investments	(17,279,493)
Net decrease in net assets resulting from operations	$(16,945,585)

90	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$1,385,255	$3,668,531	$1,518,860	$575,399
(6,391)	(380,041)	(6,212)	(12)
4,277	22,643	2,915	1,108
77,533	185,081	82,415	121,865
1,460,674	3,496,214	1,597,978	698,360

159,769	326,415	134,350	44,797
1,303	1,303	1,303	1,303
1,569	29,187	8,231	1,916
—	893	—	200
162,641	357,798	143,884	48,216

1,298,033	3,138,416	1,454,094	650,144

(2,340,973)	(46,038,094)	(19,003,788)	(8,731,194)
—	—	—	(65,635)
(1,352)	(276,412)	(2,258)	—
(2,342,325)	(46,314,506)	(19,006,046)	(8,796,829)

(27,464,828)	(31,029,645)	(10,944,836)	(8,818,950)
—	—	—	—
(241)	(24,865)	(143)	—
(27,465,069)	(31,054,510)	(10,944,979)	(8,818,950)
(29,807,394)	(77,369,016)	(29,951,025)	(17,615,779)
$(28,509,361)	$(74,230,600)	$(28,496,931)	$(16,965,635)

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	91

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31, 2008

Stock Index Fund

INVESTMENT INCOME
Dividends	$3,242,106
Foreign taxes withheld	(253)
Interest	21,124
Income from securities lending	171,769
Total income	3,434,746

EXPENSES
Investment management fees	91,610
Trustee fees	1,303
Interest expense	521
Other expense	200
Net expenses	93,634

Net investment income	3,341,112

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(4,133,032)
Futures transactions	(840,622)
Foreign currency transactions	(8)
Net realized gain (loss) on total investments	(4,973,662)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(65,631,338)
Futures transactions	1,245
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—
Net change in unrealized depreciation on total investments	(65,630,093)
Net realized and unrealized gain (loss) on total investments	(70,603,755)
Net increase (decrease) in net assets resulting from operations	$(67,262,643)

92	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$682,118	$2,051,379	$54,902	$—
(29)	(5,359)	—	—
819	13,631	4,760,586	3,093,969
—	9,524	18,580	—
682,908	2,069,175	4,834,068	3,093,969

22,457	161,829	90,036	64,663
1,303	1,303	1,303	1,303
108	2,608	1,437	890
—	—	—	—
—	—	—	12,537
23,868	165,740	92,776	79,393

659,040	1,903,435	4,741,292	3,014,576

(931,675)	(21,120,932)	(2,732,912)	567
—	—	—	—
(2)	(1,953)	—	—
(931,677)	(21,122,885)	(2,732,912)	567

(13,322,154)	(8,451,753)	(1,723,747)	—
—	—	—	—
—	(39)	—	—
(13,322,154)	(8,451,792)	(1,723,747)	—
(14,253,831)	(29,574,677)	(4,456,659)	567
$(13,594,791)	$(27,671,242)	$284,633	$3,015,143

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	93

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS FOR THE YEAR ENDED DECEMBER 31

	Growth Equity Fund
	2008	2007

CHANGE IN NET ASSETS
Net investment income	$333,908	$265,447
Net realized gain (loss) on total investments	(6,411,532)	3,689,738
Net change in unrealized appreciation (depreciation) on total investments	(10,867,961)	2,427,118
Net increase (decrease) from operations	(16,945,585)	6,382,303

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(304,213)	(284,965)
From net realized gain on total investments	—	—
Total distributions	(304,213)	(284,965)

SHAREHOLDER TRANSACTIONS:
Subscriptions	10,863,483	13,688,417
Reinvestment of distributions	304,213	284,965
Redemptions	(11,792,821)	(5,874,596)
Net increase (decrease) from shareholder transactions	(625,125)	8,098,786

Net increase (decrease) in net assets	(17,874,923)	14,196,124

NET ASSETS
Beginning of year	42,375,639	28,179,515
End of year	$24,500,716	$42,375,639

Undistributed net investment income included in net assets	$10,914	$(17,777)

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	2,351,772	1,889,545
Shares sold	716,552	809,746
Shares issued in reinvestment of distributions	29,167	15,796
Shares redeemed	(775,599)	(363,315)
Total net increase (decrease) in shares outstanding	(29,880)	462,227
Shares outstanding, end of year	2,321,892	2,351,772

94	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		International Equity Fund
2008	2007	2008	2007

$1,298,033	$1,100,640	$3,138,416	$2,087,200
(2,342,325)	4,037,700	(46,314,506)	30,021,510
(27,465,069)	6,598,439	(31,054,510)	(9,392,395)
(28,509,361)	11,736,779	(74,230,600)	22,716,315

(1,232,315)	(1,130,983)	(44,925)	(2,853,454)
—	—	(3,175,432)	(27,442,566)
(1,232,315)	(1,130,983)	(3,220,357)	(30,296,020)

9,747,804	18,372,776	16,007,106	41,552,125
1,232,315	1,130,983	3,220,357	30,296,020
(11,837,675)	(6,072,812)	(33,581,374)	(15,365,649)
(857,556)	13,430,947	(14,353,911)	56,482,496

(30,599,232)	24,036,743	(91,804,868)	48,902,791

83,834,327	59,797,584	160,044,667	111,141,876
$53,235,095	$83,834,327	$68,239,799	$160,044,667

$61,228	$19,601	$2,852,390	$33,853

2,884,439	2,408,900	6,663,208	4,443,877
402,583	661,329	859,460	1,486,707
67,896	38,705	287,789	1,296,364
(477,520)	(224,495)	(1,840,264)	(563,740)
(7,041)	475,539	(693,015)	2,219,331
2,877,398	2,884,439	5,970,193	6,663,208

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	95

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS FOR THE YEAR ENDED DECEMBER 31

	Large-Cap Value Fund
	2008	2007

CHANGE IN NET ASSETS
Net investment income	$1,454,094	$1,393,025
Net realized gain (loss) on total investments	(19,006,046)	6,901,514
Net change in unrealized appreciation (depreciation) on total investments	(10,944,979)	(8,027,220)
Net increase from operations	(28,496,931)	267,319

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(924,132)	(1,495,301)
From net realized gain on total investments	(519,566)	(8,487,242)
From tax return of capital	—	—
Total distributions	(1,443,698)	(9,982,543)

SHAREHOLDER TRANSACTIONS:
Subscriptions	8,638,893	18,187,744
Reinvestment of distributions	1,443,698	9,982,543
Redemptions	(11,190,107)	(14,021,344)
Net increase (decrease) from shareholder transactions	(1,107,516)	14,148,943

Net increase (decrease) in net assets	(31,048,145)	4,433,719

NET ASSETS
Beginning of year	71,350,466	66,916,747
End of year	$40,302,321	$71,350,466

Undistributed net investment income included in net assets	$465,581	$(89,540)

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	2,279,364	1,857,587
Shares sold	331,687	479,784
Shares issued in reinvestment of distributions	82,403	316,504
Shares redeemed	(438,532)	(374,511)
Total net increase (decrease) in shares outstanding	(24,442)	421,777
Shares outstanding, end of year	2,254,922	2,279,364

96	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Stock Index Fund
2008	2007	2008	2007

$650,144	$651,103	$3,341,112	$3,336,504
(8,796,829)	2,288,935	(4,973,662)	1,386,767
(8,818,950)	(6,036,428)	(65,630,093)	4,314,334
(16,965,635)	(3,096,390)	(67,262,643)	9,037,605

(679,349)	(747,834)	(2,868,460)	(3,398,505)
—	(4,565,281)	(221,501)	(1,389,670)
—	(152,007)	—	—
(679,349)	(5,465,122)	(3,089,961)	(4,788,175)

7,958,161	8,716,338	15,384,081	28,104,158
679,349	5,465,122	3,089,961	4,788,175
(8,251,873)	(10,941,923)	(19,522,105)	(23,817,958)
385,637	3,239,537	(1,048,063)	9,074,375

(17,259,347)	(5,321,975)	(71,400,667)	13,323,805

51,868,247	57,190,222	184,339,114	171,015,309
$34,608,900	$51,868,247	$112,938,447	$184,339,114

$(15,443)	$(59,220)	$516,522	$(45,725)

1,909,111	1,780,575	5,814,633	5,527,062
328,495	268,473	588,717	866,447
38,998	196,799	162,629	149,304
(353,235)	(336,736)	(742,654)	(728,180)
14,258	128,536	8,692	287,571
1,923,369	1,909,111	5,823,325	5,814,633

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	97

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS FOR THE YEAR ENDED DECEMBER 31

	Social Choice Equity Fund
	2008	2007

CHANGE IN NET ASSETS
Net investment income	$659,040	$689,486
Net realized gain (loss) on total investments	(931,677)	1,097,726
Net change in unrealized appreciation (depreciation) on total investments	(13,322,154)	(240,933)
Net increase (decrease) from operations	(13,594,791)	1,546,279

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(446,427)	(696,022)
From net realized gain on total investments	(124,901)	(628,557)
Total distributions	(571,328)	(1,324,579)

SHAREHOLDER TRANSACTIONS:
Subscriptions	2,558,061	3,927,667
Reinvestment of distributions	571,328	1,324,579
Redemptions	(2,908,341)	(3,522,345)
Net increase (decrease) from shareholder transactions	221,048	1,729,901

Net increase (decrease) in net assets	(13,945,071)	1,951,601

NET ASSETS
Beginning of year	37,882,622	35,931,021
End of year	$23,937,551	$37,882,622

Undistributed net investment income included in net assets	$213,737	$(6,894)

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	1,396,635	1,333,916
Shares sold	110,247	139,844
Shares issued in reinvestment of distributions	34,480	48,272
Shares redeemed	(125,467)	(125,397)
Total net increase (decrease) in shares outstanding	19,260	62,719
Shares outstanding, end of year	1,415,895	1,396,635

98	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Real Estate Securities Fund		Bond Fund
2008	2007	2008	2007

$1,903,435	$1,585,970	$4,741,292	$4,070,813
(21,122,885)	8,245,842	(2,732,912)	(334,769)
(8,451,792)	(25,455,990)	(1,723,747)	645,424
(27,671,242)	(15,624,178)	284,633	4,381,468

(2,911,239)	(3,084,353)	(4,741,808)	(4,093,995)
—	(9,760,527)	—	—
(2,911,239)	(12,844,880)	(4,741,808)	(4,093,995)

8,623,675	15,641,922	15,005,262	14,341,160
2,911,239	12,844,881	4,741,808	4,093,995
(12,057,843)	(29,971,649)	(9,998,479)	(3,822,073)
(522,929)	(1,484,846)	9,748,591	14,613,082

(31,105,410)	(29,953,904)	5,291,416	14,900,555

74,751,273	104,705,177	86,661,408	71,760,853
$43,645,863	$74,751,273	$91,952,824	$86,661,408

$(740,211)	$(1,655,324)	$2,152	$2,668

2,821,270	2,752,773	3,529,610	2,939,711
341,472	401,665	611,040	574,943
195,648	480,183	201,865	168,062
(495,414)	(813,351)	(409,226)	(153,106)
41,706	68,497	403,679	589,899
2,862,976	2,821,270	3,933,289	3,529,610

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	99

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFE FUNDS FOR THE YEAR ENDED DECEMBER 31

	Money Market Fund
	2008	2007

CHANGE IN NET ASSETS
Net investment income	$3,014,576	$3,985,575
Net realized gain on total investments	567	29
Net increase from operations	3,015,143	3,985,604

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,014,576)	(3,985,575)
Total distributions	(3,014,576)	(3,985,575)

SHAREHOLDER TRANSACTIONS:
Subscriptions	75,913,003	73,781,955
Reinvestment of distributions	3,014,605	3,994,462
Redemptions	(62,050,733)	(31,225,919)
Net increase from shareholder transactions	16,876,875	46,550,498

Net increase in net assets	16,877,442	46,550,527

NET ASSETS
Beginning of year	100,444,288	53,893,761
End of year	$117,321,730	$100,444,288

Undistributed net investment income included in net assets	$71	$71

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	100,444,703	53,894,205
Shares sold	75,913,004	73,781,955
Shares issued in reinvestment of distributions	3,014,605	3,994,462
Shares redeemed	(62,050,733)	(31,225,919)
Total net increase in shares outstanding	16,876,876	46,550,498
Shares outstanding, end of year	117,321,579	100,444,703

100	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED

	Growth Equity Fund
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$18.02	$14.91	$14.23	$13.58	$12.88

Gain (loss) from investment operations:
Net investment income(a)	0.14	0.13	0.11	0.09	0.12
Net realized and unrealized gain (loss) on total investments	(7.48)	3.10	0.69	0.65	0.70
Total gain (loss) from investment operations	(7.34)	3.23	0.80	0.74	0.82

Less distributions from:
Net investment income	(0.13)	(0.12)	(0.12)	(0.09)	(0.12)
Total distributions	(0.13)	(0.12)	(0.12)	(0.09)	(0.12)
Net asset value, end of year	$10.55	$18.02	$14.91	$14.23	$13.58

TOTAL RETURN	(40.71% )	21.68%	5.62%	5.43%	6.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$24,501	$42,376	$28,180	$29,517	$28,282
Ratio of expenses to average net assets	0.28%	0.26%	0.25%	0.26%	0.25%
Ratio of net investment income to average net assets	0.98%	0.81%	0.79%	0.66%	0.95%
Portfolio turnover rate	253%	154%	98%	106%	79%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	101

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Growth & Income Fund
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$29.06	$24.82	$21.56	$20.49	$18.93

Gain from investment operations:
Net investment income(a)	0.46	0.43	0.37	0.29	0.32
Net realized and unrealized gain (loss) on total investments	(10.58)	4.21	3.26	1.06	1.56
Total gain from investment operations	(10.12)	4.64	3.63	1.35	1.88

Less distributions from:
Net investment income	(0.44)	(0.40)	(0.37)	(0.28)	(0.32)
Total distributions	(0.44)	(0.40)	(0.37)	(0.28)	(0.32)
Net asset value, end of year	$18.50	$29.06	$24.82	$21.56	$20.49

TOTAL RETURN	(34.80% )	18.68%	16.85%	6.57%	9.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$53,235	$83,834	$59,798	$51,627	$47,748
Ratio of expenses to average net assets	0.23%	0.24%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	1.87%	1.56%	1.63%	1.41%	1.66%
Portfolio turnover rate	135%	88%	119%	205%	85%

(a)	Based on average shares outstanding.

102	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED

	International Equity Fund
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$24.02	$25.01	$19.54	$17.25	$14.93

Gain from investment operations:
Net investment income(a)	0.51	0.42	0.35	0.31	0.29
Net realized and unrealized gain (loss) on total investments	(12.53)	4.26	5.50	2.28	2.35
Total gain from investment operations	(12.02)	4.68	5.85	2.59	2.64

Less distributions from:
Net investment income	(0.01)	(0.53)	(0.38)	(0.30)	(0.32)
Net realized gains	(0.56)	(5.14)	—	—	—
Total distributions	(0.57)	(5.67)	(0.38)	(0.30)	(0.32)
Net asset value, end of year	$11.43	$24.02	$25.01	$19.54	$17.25

TOTAL RETURN	(50.00% )	19.34%	29.95%	15.01%	17.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$68,240	$160,045	$111,142	$72,597	$52,151
Ratio of expenses to average net assets	0.32%	0.33%	0.29%	0.31%	0.29%
Ratio of net investment income to average net assets	2.79%	1.51%	1.59%	1.75%	1.87%
Portfolio turnover rate	185%	190%	146%	153%	158%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	103

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Large-Cap Value Fund
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$31.30	$36.02	$32.04	$33.07	$31.62

Gain from investment operations:
Net investment income(a)	0.66	0.71	0.64	0.72	0.74
Net realized and unrealized gain (loss) on total investments	(13.42)	(0.34)	6.26	0.95	5.82
Total gain from investment operations	(12.76)	0.37	6.90	1.67	6.56

Less distributions from:
Net investment income	(0.43)	(0.76)	(0.61)	(0.70)	(0.67)
Net realized gains	(0.24)	(4.33)	(2.31)	(2.00)	(4.44)
Total distributions	(0.67)	(5.09)	(2.92)	(2.70)	(5.11)
Net asset value, end of year	$17.87	$31.30	$36.02	$32.04	$33.07

TOTAL RETURN	(40.74% )	0.91%	21.58%	4.94%	20.76%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$40,302	$71,350	$66,917	$49,028	$42,428
Ratio of expenses to average net assets	0.26%	0.27%	0.24%	0.25%	0.24%
Ratio of net investment income to average net assets	2.60%	1.88%	1.83%	2.17%	2.23%
Portfolio turnover rate	172%	133%	102%	112%	149%

(a)	Based on average shares outstanding.

104	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED

	Small-Cap Equity Fund
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$27.17	$32.12	$30.02	$33.43	$32.98

Gain from investment operations:
Net investment income(a)	0.34	0.37	0.37	0.33	0.39
Net realized and unrealized gain (loss) on total investments	(9.16)	(2.10)	4.95	1.30	6.17
Total gain from investment operations	(8.82)	(1.73)	5.32	1.63	6.56

Less distributions from:
Net investment income	(0.36)	(0.44)	(0.38)	(0.37)	(0.39)
Net realized gains	—	(2.69)	(2.84)	(4.67)	(5.72)
Tax return of capital	—	(0.09)	—	—	—
Total distributions	(0.36)	(3.22)	(3.22)	(5.04)	(6.11)
Net asset value, end of year	$17.99	$27.17	$32.12	$30.02	$33.43

TOTAL RETURN	(32.42% )	(5.62% )	17.84%	4.58%	19.83%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$34,609	$51,868	$57,190	$45,332	$42,194
Ratio of expenses to average net assets	0.11%	0.11%	0.10%	0.12%	0.10%
Ratio of net investment income to average net assets	1.45%	1.13%	1.12%	1.01%	1.13%
Portfolio turnover rate	123%	135%	246%	400%	221%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	105

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Stock Index Fund
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$31.70	$30.94	$27.45	$26.31	$23.93

Gain from investment operations:
Net investment income(a)	0.58	0.59	0.51	0.46	0.46
Net realized and unrealized gain (loss) on total investments	(12.34)	1.02	3.77	1.14	2.38
Total gain from investment operations	(11.76)	1.61	4.28	1.60	2.84

Less distributions from:
Net investment income	(0.51)	(0.60)	(0.52)	(0.46)	(0.45)
Net realized gains	(0.04)	(0.25)	(0.27)	—	(0.01)
Total distributions	(0.55)	(0.85)	(0.79)	(0.46)	(0.46)
Net asset value, end of year	$19.39	$31.70	$30.94	$27.45	$26.31

TOTAL RETURN	(37.08% )	5.16%	15.62%	6.04%	11.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$112,938	$184,339	$171,015	$152,936	$143,222
Ratio of expenses to average net assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets	2.19%	1.82%	1.75%	1.73%	1.88%
Portfolio turnover rate	7%	13%	14%	8%	12%

(a)	Based on average shares outstanding.

106	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED

	Social Choice Equity Fund
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$27.12	$26.94	$24.02	$22.75	$20.60

Gain from investment operations:
Net investment income(a)	0.48	0.51	0.43	0.38	0.39
Net realized and unrealized gain (loss) on total investments	(10.28)	0.64	3.08	1.24	2.16
Total gain from investment operations	(9.80)	1.15	3.51	1.62	2.55

Less distributions from:
Net investment income	(0.32)	(0.51)	(0.43)	(0.35)	(0.40)
Net realized gains	(0.09)	(0.46)	(0.16)	—	—
Total distributions	(0.41)	(0.97)	(0.59)	(0.35)	(0.40)
Net asset value, end of year	$16.91	$27.12	$26.94	$24.02	$22.75

TOTAL RETURN	(36.09% )	4.25%	14.64%	7.11%	12.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$23,938	$37,883	$35,931	$32,557	$27,605
Ratio of expenses to average net assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of net investment income to average net assets	2.06%	1.81%	1.69%	1.63%	1.82%
Portfolio turnover rate	17%	12%	19%	8%	5%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	107

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Real Estate Securities Fund
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$26.50	$38.04	$30.98	$33.89	$30.00

Gain from investment operations:
Net investment income(a)	0.70	0.60	0.82	0.96	1.45
Net realized and unrealized gain (loss) on total investments	(10.87)	(6.68)	9.63	1.51	8.40
Total gain from investment operations	(10.17)	(6.08)	10.45	2.47	9.85

Less distributions from:
Net investment income	(1.09)	(1.31)	(1.09)	(1.38)	(1.26)
Net realized gains	—	(4.15)	(2.30)	(4.00)	(4.70)
Total distributions	(1.09)	(5.46)	(3.39)	(5.38)	(5.96)
Net asset value, end of year	$15.24	$26.50	$38.04	$30.98	$33.89

TOTAL RETURN	(38.27% )	(16.12% )	34.05%	7.19%	32.98%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$43,646	$74,751	$104,705	$70,659	$63,899
Ratio of expenses to average net assets	0.26%	0.27%	0.25%	0.29%	0.25%
Ratio of net investment income to average net assets	2.94%	1.62%	2.30%	2.80%	4.41%
Portfolio turnover rate	97%	111%	117%	239%	315%

(a)	Based on average shares outstanding.

108	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED

	Bond Fund
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$24.55	$24.41	$24.44	$24.88	$24.74

Gain from investment operations:
Net investment income(a)	1.29	1.29	1.21	1.10	0.95
Net realized and unrealized gain (loss) on total investments	(1.19)	0.07	(0.06)	(0.48)	0.09
Total gain from investment operations	0.10	1.36	1.15	0.62	1.04

Less distributions from:
Net investment income	(1.27)	(1.22)	(1.18)	(1.06)	(0.90)
Net realized gains	—	—	—	—	—
Total distributions	(1.27)	(1.22)	(1.18)	(1.06)	(0.90)
Net asset value, end of year	$23.38	$24.55	$24.41	$24.44	$24.88

TOTAL RETURN	0.39%	5.60%	4.70%	2.51%	4.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$91,953	$86,661	$71,761	$66,434	$58,375
Ratio of expenses to average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	5.27%	5.18%	4.88%	4.35%	3.78%
Portfolio turnover rate	92%	97%	76%	78%	103%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Annual Report	109

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	concluded

	Money Market Fund
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income(a)	0.03	0.05	0.05	0.03	0.01
Total gain from investment operations	0.03	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)
Total distributions	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	2.86%	5.34%	5.10%	3.25%	1.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$117,322	$100,444	$53,894	$37,185	$26,371
Ratio of expenses to average net assets	0.07%	0.06%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets	2.80%	5.19%	4.99%	3.24%	1.35%

(a)	Based on average shares outstanding.

110	2008 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFE FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). Certain registered separate accounts (the “Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), have various sub-accounts which correspond to and invest in the Funds. Additionally, at the commencement of operations of each of these Funds, TIAA, an affiliate, invested in each Fund.

As of December 31, 2008, TIAA-CREF Life accounts and TIAA had investments in the Funds as follows:

Fund	Investments in Funds Held By TIAA-CREF Life Accounts		Investments in Funds Held By TIAA		Percentage of Net Assets
Growth Equity	$24,500,716	100.0%	$—	—%	100.0%
Growth & Income	44,327,149	83.3	8,907,946	16.7	100.0
International Equity	51,355,745	75.3	16,884,054	24.7	100.0
Large-Cap Value	24,643,815	61.1	15,658,506	38.9	100.0
Small-Cap Equity	19,288,104	55.7	15,320,796	44.3	100.0
Stock Index	112,938,447	100.0	—	—	100.0
Social Choice Equity	15,993,922	66.8	7,943,629	33.2	100.0
Real Estate Securities	23,329,926	53.5	20,315,937	46.5	100.0
Bond	33,281,112	36.2	58,671,712	63.8	100.0
Money Market	117,321,730	100.0	—	—	100.0

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using amortized cost.

TIAA-CREF Life Funds ■ 2008 Annual Report	111

NOTES TO FINANCIAL STATEMENTS

Investments in registered investment companies are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees.

Accounting for investments: Securities transactions and investments in underlying funds are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. In addition, the Funds may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without

112	2008 Annual Report ■ TIAA-CREF Life Funds

continued

physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Funds may hold cash in its account with the custodian. The Funds, throughout the period, may have a cash overdraft balance. A fee is incurred on this overdraft.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with the counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty non-performance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. There were no open forward foreign currency contracts for the year ended December 31, 2008.

Securities lending: The Funds (excluding the Money Market Fund) may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statements of operations. The value of loaned securities and the liability to return the cash collateral received are reflected on the Statements of assets and liabilities. Lending Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Funds may

TIAA-CREF Life Funds ■ 2008 Annual Report	113

NOTES TO FINANCIAL STATEMENTS

experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. Percentages are subject to daily market fluctuations. There were no securities on loan at December 31, 2008.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S.

114	2008 Annual Report ■ TIAA-CREF Life Funds

continued

Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including Post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REITs adjustments, foreign currency transactions, distribution reclassification, and gains on certain equity securities designated and issued by “passive foreign investment companies”.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2008, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of

TIAA-CREF Life Funds ■ 2008 Annual Report	115

NOTES TO FINANCIAL STATEMENTS

Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels below:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2008:

	Investments in Securities	Other Financial Instruments*
Growth Equity
Level 1	$23,292,220	$—
Level 2	1,107,139	—
Level 3	—	—
Total	$24,399,359	$—
Growth & Income
Level 1	$51,758,768	$—
Level 2	1,090,281	—
Level 3	—	—
Total	$52,849,049	$—
International Equity
Level 1	$2,947,145	$—
Level 2	62,583,323	—
Level 3	—	—
Total	$65,530,468	$—
Large-Cap Value
Level 1	$40,022,421	$—
Level 2	161,503	—
Level 3	—	—
Total	$40,183,924	$—

116	2008 Annual Report ■ TIAA-CREF Life Funds

continued

	Investments in Securities	Other Financial Instruments*
Small-Cap Equity
Level 1	$34,601,097		$—
Level 2	—		—
Level 3	—		—
Total	$34,601,097		$—
Stock Index
Level 1	$112,543,317	$
Level 2	—		—
Level 3	6		—
Total	$112,543,323	$
Social Choice Equity
Level 1	$23,635,081		$—
Level 2	—		—
Level 3	—		—
Total	$23,635,081		$—
Real Estate Securities
Level 1	$43,019,617		$—
Level 2	—		—
Level 3	—		—
Total	$43,019,617		$—
Bond
Level 1	$76,602		$—
Level 2	85,055,156		—
Level 3	—		—
Total	$85,131,758		$—
Money Market
Level 1	$—		$—
Level 2	116,666,106		—
Level 3	—		—
Total	$116,666,106		$—

*	Other financial instruments are derivative instruments not reflected in the statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

TIAA-CREF Life Funds ■ 2008 Annual Report	117

NOTES TO FINANCIAL STATEMENTS

Note 2—investment adviser and affiliates management agreement

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of the Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. Under the Investment Management Agreement, Advisors bears all of the Funds’ expenses, except for those specifically included such as fees/expenses of trustees, other expenses incurred in the acquisition or disposition of any investments, interest expense of borrowing money, taxes and other extraordinary expenses. For the period ended December 31, 2008, Advisors received the following annualized percentage of each Fund’s average daily net assets:

Fund	Investment Management Fee
Growth Equity	0.25%
Growth & Income	0.23%
International Equity	0.29%
Large-Cap Value	0.24%
Small-Cap Equity	0.10%
Stock Index	0.06%
Social Choice Equity	0.07%
Real Estate Securities	0.25%
Bond	0.10%
Money Market	0.06%

Total investment management fees incurred for each Fund for the period ended December 31, 2008, are reflected in the Statements of operations.

Note 3—investments

At December 31, 2008, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth Equity	$30,846,291	$495,553	$(6,942,485)	$(6,446,932)
Growth & Income	64,960,228	1,224,026	(13,335,205)	(12,111,179)
International Equity	95,697,849	1,310,228	(31,477,609)	(30,167,381)
Large-Cap Value	52,591,137	1,680,851	(14,088,064)	(12,407,213)
Small-Cap Equity	45,364,731	1,125,651	(11,889,285)	(10,763,634)
Stock Index	151,452,631	13,816,290	(52,725,598)	(38,909,308)
Social Choice Equity	33,110,982	2,553,384	(12,029,285)	(9,475,901)
Real Estate Securities	65,170,938	1,023,752	(23,175,073)	(22,151,321)
Bond	87,055,182	3,234,202	(5,157,626)	(1,923,424)

118	2008 Annual Report ■ TIAA-CREF Life Funds

continued

For the year ended December 31, 2008, purchases and sales proceeds of investments, other than short-term investments, were as follows:

Fund	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales
Growth Equity	$87,357,549	$—	$87,198,088	$—
Growth & Income	94,034,999	—	94,648,374	—
International Equity	208,610,592	—	224,625,218	—
Large-Cap Value	97,529,131	—	98,626,961	—
Small-Cap Equity	56,255,475	—	55,488,876	—
Stock Index	10,560,204	—	10,598,927	—
Social Choice Equity	5,500,299	—	5,393,436	—
Real Estate Securities	62,583,024	—	63,406,155	—
Bond	18,990,434	70,700,293	25,340,073	54,956,593

At December 31, 2008, no Funds held open futures contracts.

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Amounts deferred may be invested notionally in certain TIAA-CREF products selected by the trustees. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended December 31, 2008, are reflected in the Statements of operations.

Note 5—distributions to shareholders

The tax character of distributions paid to shareholders during the years ended December 31, 2008 and 2007 were as follows:

	2008			2007
Fund	Ordinary Income	Long-Term Capital Gain	Total	Ordinary Income		Long-Term Capital Gain	Total
Growth Equity	$304,213	$—	$304,213	$284,965		$—	$284,965
Growth & Income	1,232,315	—	1,232,315	1,130,983		—	1,130,983
International Equity	1,034,921	2,185,436	3,220,357	16,489,097		13,806,923	30,296,020
Large-Cap Value	924,126	519,572	1,443,698	2,836,644		7,145,899	9,982,543
Small-Cap Equity	679,349	—	679,349	3,050,547	†	2,414,575	5,465,122
Stock Index	2,868,444	221,517	3,089,961	3,536,312		1,251,863	4,788,175
Social Choice Equity	447,703	123,625	571,328	855,836		468,743	1,324,579
Real Estate Securities	2,911,239	—	2,911,239	4,272,693		8,572,187	12,844,880
Bond	4,741,808	—	4,741,808	4,093,995		—	4,093,995
Money Market	3,014,576	—	3,014,576	3,985,575		—	3,985,575
†	Includes return of capital distribution of $152,007.

TIAA-CREF Life Funds ■ 2008 Annual Report	119

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed (Overdistribution) Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post- October Losses	Total
Growth Equity	$10,391	$—	$(6,446,849)	$(38,336,978)	$(2,452,585)	$(47,226,021)
Growth & Income	51,001	—	(12,111,208)	(9,217,322)	(2,755,866)	(24,033,395)
International Equity	2,924,038	—	(30,190,198)	(31,802,921)	(9,790,401)	(68,859,482)
Large-Cap Value	465,902	—	(12,407,289)	(11,633,785)	(4,598,806)	(28,173,978)
Small-Cap Equity	24,923	—	(10,763,637)	(6,711,680)	(2,810,729)	(20,261,123)
Stock Index	552,541	—	(38,909,306)	(3,841,370)	(275,334)	(42,473,469)
Social Choice Equity	223,471	—	(9,475,902)	(832,737)	(188,233)	(10,273,401)
Real Estate Securities	99,097	—	(22,151,371)	(12,165,021)	(4,940,803)	(39,158,098)
Bond	2,152	—	(1,923,424)	(2,951,782)	(948,788)	(5,821,842)
Money Market	152	—	—	—	—	152

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies and the use of capital loss carryovers.

As of December 31, 2008, the following Funds had capital loss carryovers, which will expire as follows:

	Growth Equity	Growth & Income	International Equity	Large-Cap Value	Small-Cap Equity
12/31/09	$8,688,532	$—	$—	$—	$—
12/31/10	12,297,132	4,115,743	—	—	—
12/31/11	10,153,999	5,101,579	—	—	—
12/31/12	3,010,278	—	—	—	—
12/31/13	761,688	—	—	—	—
12/31/14	—	—	—	—	—
12/31/15	—	—	—	—	—
12/31/16	3,425,349	—	31,802,921	11,633,785	6,711,680
Total	$38,336,978	$9,217,322	$31,802,921	$11,633,785	$6,711,680

	Stock Index	Social Choice Equity	Real Estate Securities	Bond
12/31/09	$—	$—	$—	$—
12/31/10	—	—	—	—
12/31/11	—	—	—	—
12/31/12	—	—	—	115,865
12/31/13	—	—	—	272,542
12/31/14	—	—	—	395,981
12/31/15	—	—	—	375,145
12/31/16	3,841,370	832,737	12,165,021	1,792,249
Total	$3,841,370	$832,737	$12,165,021	$2,951,782

120	2008 Annual Report ■ TIAA-CREF Life Funds

concluded

For the year ending December 31, 2008, the Growth & Income Fund and Money Market Fund utilized $717,571 and $486, respectively, of their carryover available from prior years.

There are no unrecognized tax benefits in the accompanying financial statements. The Funds are no longer subject to income tax examinations by tax authorities for the years before 2005.

Note 6—line of credit

Each of the Funds, except the Bond and Money Market Funds, participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participates in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Funds are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the period ended December 31, 2008, there were no borrowings under this credit facility by the Funds.

Note 7—new accounting pronouncement

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the presentation of the Funds’ financial statements.

Note 8—money market guarantee program

On October 7, 2008, the Board of Trustees of the TIAA-CREF Life Funds approved the participation of the TIAA-CREF Life Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). To the extent Program funds are available, the Program will guarantee Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008, if the Fund “breaks the buck” (meaning its NAV falls below $0.995 and is not immediately restored), liquidates its holdings and such liquidation proceeds are less than $1.00 per share.

The program would only protect the lesser of (i) Fund shares held by a shareholder of record on September 19, 2008, or (ii) the number of Fund shares held by the shareholder of record when the Fund breaks the buck. Shares acquired by investors after September 19, 2008, above the total amount owned by the investor on that date, are not eligible for protection under the program. The Program has been extended and will expire on April 30, 2009.

TIAA-CREF Life Funds ■ 2008 Annual Report	121

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

TIAA-CREF Life Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Bond Fund and Money Market Fund (constituting TIAA-CREF Life Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended December 31, 2004 were audited by other auditors whose report dated February 25, 2005 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

New York, NY

February 24, 2009

122	2008 Annual Report ■ TIAA-CREF Life Funds

[This page intentionally left blank.]

TIAA-CREF Life Funds ■ 2008 Annual Report	123

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2008

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006); Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	61	Director and member of the Investment Committee, the Maine Coast Heritage Trust, Investment Committee member, Gulf of Maine Research Institute, the Boston Athenaeum, Investment Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Trustee	Indefinite term. Trustee since September 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	61	Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.
Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Trustee	Indefinite term. Trustee since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	61	None

124	2008 Annual Report ■ TIAA-CREF Life Funds

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners (since September 2007). Formerly Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	61	None
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	61	None
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Chairman of the Board, Trustee	Indefinite term. Trustee since 2001.	President and Founder (since October 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	61	Director and Chairman of the Investment Committee of the Okabena Company (financial services).

TIAA-CREF Life Funds ■ 2008 Annual Report	125

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2008

Disinterested trustees—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Principal, BAM Consulting LLC (since 2003), Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001). Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	61	Director, Prudential plc, International Advisory Board, and British-American Business Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006-2008) and Associate Head (1994-2000 and 2001-2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (1990-2008).	61	The Jeffrey Company and Jeflion Company (unregistered investment companies); and National Bureau of Economic Research.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman and CEO, NCM Capital Advisers Inc. (since 2003).	61	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

126	2008 Annual Report ■ TIAA-CREF Life Funds

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002-present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000-present); Professor, University of Texas at Austin (1987-present); Fellow, Financial Management Association (2002-present). Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).	61	None

TIAA-CREF Life Funds ■ 2008 Annual Report	127

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2008

Officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One year term. Executive Vice President since September 2007.	Executive Vice President of Client Services of TIAA and TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since August 2008); Executive Vice President of Individual Client Services of TIAA and the TIAA-CREF Fund Complex (2007-2008). President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since July 2007); Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Formerly Partner, Spyglass Investments (2002-2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2003).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB; 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since February 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President Senior Compliance Officer Asset Management Compliance of TIAA and Chief Compliance Officer of Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008). Formerly, Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1998-1994).

128	2008 Annual Report ■ TIAA-CREF Life Funds

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since February 2007.	Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); Executive Vice President (since 1999) of TIAA, CREF and TIAA Separate Account VA-1 and Head of Asset Management (since 2006) of TIAA; Director of Teachers Personal Investors Services, Inc. (“TPIS”) (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Executive Vice President and Head of Asset Management of the TIAA-CREF Mutual Funds (2006-2007). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2005).
Jonathan Feigelson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/10/62	Senior Vice President and Acting General Counsel	One-year term. Senior Vice President and Acting General Counsel since October 2008.	Senior Vice President and Acting General Counsel of the TIAA-CREF Fund Complex (since 2008); Senior Vice President and Deputy General Counsel of TIAA (since August 2006). Formerly, Managing Director and General Counsel, ABN AMRO (2002-August 2006).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since February 2007.	Treasurer of CREF and TIAA Separate Account VA-1 (since August 2008); and Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007). Formerly Funds Treasurer (2006-2/2007) of TIAA-CREF Fund Complex; Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

TIAA-CREF Life Funds ■ 2008 Annual Report	129

MANAGEMENT (UNAUDITED)	concluded

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2008

Officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly, Director of TIAA-CREF Life (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice President and Chief Communications Officer for Insurance Information Institute (1993-2001).
Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/56	Executive Vice President	One year term. Executive Vice President since 2003.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Fund Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management, Lehman Brothers (1997-1999).
William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since May 2008.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since May 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.	Executive Vice President, Human Resources & Corporate Services of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly Director, TIAA-CREF Life (2003-2006); First Vice President and Head of Human Resources, International Private Client Division and Global Debt Markets, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999).

130	2008 Annual Report ■ TIAA-CREF Life Funds

Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-year term. Executive Vice President since 2008.	Executive Vice President, Technology and Operations of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since February 2008). Formerly Principal, Market Resolve LLC (2006-February 2008); and Head, Middle Office, Investment Banking (2000-2002), Head Technology and Operations, Equities (1999-2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997-1999) JP Morgan Chase & Co.
Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One year term. Executive Vice President since 2001.	Executive Vice President Institutional Development and Sales of TIAA and the TIAA-CREF Fund Complex (since 2008); Executive Vice President, Strategy Implementation and Policy of TIAA and the TIAA-CREF Fund Complex (2006-2008); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Fund Complex (2000-2005); President and Chief Executive Officer, Horizon Mercy (1996-2000).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One year term. Executive Vice President since 2006.	Executive Vice President, Product Development and Management of TIAA and the TIAA-CREF Fund Complex (since 2008); Executive Vice President, Institutional Client Services (2006-2008); Director of Tuition Financing and Manager of Services (2006); President and CEO, TIAA-CREF Redwood LLC (2006). Formerly Senior Vice President, Pension Products (2003-2006), Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Fund Complex.

The Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

TIAA-CREF Life Funds ■ 2008 Annual Report	131

IMPORTANT TAX INFORMATION (UNAUDITED)

TIAA-CREF LIFE FUNDS

For the fiscal year ended December 31, 2008, the TIAA-CREF Life Funds designated the following amounts (or the maximum allowable) as being from net long-term capital gains.

Fund	Long-Term Capital Gains
International Equity	$2,185,436
Large-Cap Value	519,572
Stock Index	221,517
Social Choice Equity	123,625

For the fiscal year ended December 31, 2008, the TIAA-CREF Life Funds designated the following percentages (or maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Growth Equity	62.33%
Growth & Income	67.82
Large-Cap Value	67.74
Small-Cap Equity	37.51
Stock Index	71.59
Social Choice Equity	96.16

The TIAA-CREF Life International Equity Fund received income from foreign sources during the year ended December 31, 2008 of $3,655,379 ($0.612271 per share), and paid taxes to foreign countries during the year ended December 31, 2008 of $372,274 ($0.062355 per share).

132	2008 Annual Report ■ TIAA-CREF Life Funds

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday-Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411

8 a.m. to 6 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday 9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Individual & Institutional Services, LLC and

Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Trust Company, FSB provides trust services.

©2009 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $242,245 and $279,155, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $8,196, respectively.

For the fiscal years ended December 31, 2008 and December 31, 2007, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for tax services billed to the Registrant were $90,675 and $83,500, respectively.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2008 and December 31, 2007, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2008 and December 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2008 and December 31, 2007, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $0 and $0, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.59%
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.66%
7,479		Lowe’s Cos, Inc	$160,948

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	160,948

BUSINESS SERVICES - 19.08%
16,296	*	Adobe Systems, Inc	346,942
9,145	*	Akamai Technologies, Inc	137,998
6,031	*	Autodesk, Inc	118,509
33,779	*	eBay, Inc	471,555
92,114		Experian Group Ltd	572,128
2,466	*	Google, Inc (Class A)	758,664
21,005	*	Intuit, Inc	499,709
15,949		Omnicom Group, Inc	429,347
31,121	*	Oracle Corp	551,775
2,959	*	Salesforce.com, Inc	94,718
8,741		Visa, Inc (Class A)	458,465
19,314	*	Yahoo!, Inc	235,631

		TOTAL BUSINESS SERVICES	4,675,441

CHEMICALS AND ALLIED PRODUCTS - 22.21%
14,044		Abbott Laboratories	749,528
2,416		Air Products & Chemicals, Inc	121,452
4,581	*	Amgen, Inc	264,553
20,179		Avon Products, Inc	484,901
6,969		Bristol-Myers Squibb Co	162,029
3,594		Colgate-Palmolive Co	246,333
4,478	*	Genentech, Inc	371,271
19,722	*	Gilead Sciences, Inc	1,008,583
9,183		Monsanto Co	646,024
4,264		Praxair, Inc	253,111
5,607		Shire plc (ADR)	251,081
14,028		Teva Pharmaceutical Industries Ltd (ADR)	597,172
7,708		Wyeth	289,127

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,445,165

COAL MINING - 0.21%
2,293		Peabody Energy Corp	52,166

		TOTAL COAL MINING	52,166

COMMUNICATIONS - 4.75%
8,744	*	American Tower Corp (Class A)	256,374
22,798	*	DIRECTV Group, Inc	522,303
11,386		Verizon Communications, Inc	385,985

		TOTAL COMMUNICATIONS	1,164,662

DEPOSITORY INSTITUTIONS - 4.98%
8,709		Bank of New York Mellon Corp	246,726
22,706		Wachovia Corp	125,791
8,787		Wells Fargo & Co	259,041
40,984		Western Union Co	587,711

		TOTAL DEPOSITORY INSTITUTIONS	1,219,269

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 1.32%
5,187		McDonald’s Corp	$322,580

		TOTAL EATING AND DRINKING PLACES	322,580

EDUCATIONAL SERVICES - 0.60%
1,923	*	Apollo Group, Inc (Class A)	147,340

		TOTAL EDUCATIONAL SERVICES	147,340

ELECTRIC, GAS, AND SANITARY SERVICES - 0.26%
2,550		Constellation Energy Group, Inc	63,980

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	63,980

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.03%
3,334	*	Apple Computer, Inc	284,557
42,236	*	Cisco Systems, Inc	688,447
2,095	*	First Solar, Inc	289,026
37,081		Intel Corp	543,607
11,251	*	Marvell Technology Group Ltd	75,044
19,410		Qualcomm, Inc	695,461
3,110	*	Research In Motion Ltd	126,204

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,702,346

ENGINEERING AND MANAGEMENT SERVICES - 3.28%
5,546	*	Celgene Corp	306,583
10,321	*	Jacobs Engineering Group, Inc	496,440

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	803,023

FOOD AND KINDRED PRODUCTS - 3.11%
5,270		Coca-Cola Co	238,573
8,618		General Mills, Inc	523,543

		TOTAL FOOD AND KINDRED PRODUCTS	762,116

FURNITURE AND HOME FURNISHINGS STORES - 0.97%
9,348	*	Bed Bath & Beyond, Inc	237,626

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	237,626

GENERAL MERCHANDISE STORES - 1.61%
3,499		Target Corp	120,820
4,864		Wal-Mart Stores, Inc	272,676

		TOTAL GENERAL MERCHANDISE STORES	393,496

HEALTH SERVICES - 1.43%
8,335	*	Medco Health Solutions, Inc	349,320

		TOTAL HEALTH SERVICES	349,320

HOTELS AND OTHER LODGING PLACES - 0.42%
2,418		Wynn Resorts Ltd	102,185

		TOTAL HOTELS AND OTHER LODGING PLACES	102,185

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.06%
20,424		Hewlett-Packard Co	$741,187
21,403		International Game Technology	254,482
352	m,v*	Seagate Technology	—

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	995,669

INSTRUMENTS AND RELATED PRODUCTS - 2.62%
1,626		Allergan, Inc	65,560
8,412	*	Flir Systems, Inc	258,080
5,514	*	Hologic, Inc	72,068
5,673		Roper Industries, Inc	246,265

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	641,973

INSURANCE CARRIERS - 0.66%
4,633		Metlife, Inc	161,506

		TOTAL INSURANCE CARRIERS	161,506

METAL MINING - 0.41%
2,713		Barrick Gold Corp	99,757

		TOTAL METAL MINING	99,757

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.18%
1,400		Nintendo Co Ltd	535,012

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	535,012

MISCELLANEOUS RETAIL - 1.03%
8,813		CVS Corp	253,286

		TOTAL MISCELLANEOUS RETAIL	253,286

OIL AND GAS EXTRACTION - 4.73%
4,087		Devon Energy Corp	268,557
3,178		Occidental Petroleum Corp	190,648
16,512		Schlumberger Ltd	698,953

		TOTAL OIL AND GAS EXTRACTION	1,158,158

PETROLEUM AND COAL PRODUCTS - 1.75%
5,361		Exxon Mobil Corp	427,969

		TOTAL PETROLEUM AND COAL PRODUCTS	427,969

PRIMARY METAL INDUSTRIES - 1.76%
7,235		Precision Castparts Corp	430,338

		TOTAL PRIMARY METAL INDUSTRIES	430,338

PRINTING AND PUBLISHING - 0.96%
3,045		Dun & Bradstreet Corp	235,074

		TOTAL PRINTING AND PUBLISHING	235,074

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 3.51%
27,443		Charles Schwab Corp	$443,753
2,720	*	IntercontinentalExchange, Inc	224,237
4,043		Lazard Ltd (Class A)	120,239
3,228		Legg Mason, Inc	70,725

		TOTAL SECURITY AND COMMODITY BROKERS	858,954

		TOTAL COMMON STOCKS (Cost $30,212,162)	24,399,359

		TOTAL PORTFOLIO - 99.59% (Cost $30,212,162)	24,399,359
		OTHER ASSETS & LIABILITIES, NET - 0.41%	101,357

		NET ASSETS - 100.00%	$24,500,716

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

The value of this security amounted to $0.00 which represents 0.00% of net assets.

ABBREVIATION:

ADR American Depositary Receipt

plc Public Limited Company

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.27%
AMUSEMENT AND RECREATION SERVICES - 1.68%
20,004	*	Activision Blizzard, Inc	$172,835
624		Nintendo Co Ltd	238,463
21,727	*	Pinnacle Entertainment, Inc	166,863
11,834	*	WMS Industries, Inc	318,335

		TOTAL AMUSEMENT AND RECREATION SERVICES	896,496

APPAREL AND ACCESSORY STORES - 0.52%
16,042	*	HOT Topic, Inc	148,709
8,498	*	Urban Outfitters, Inc	127,300

		TOTAL APPAREL AND ACCESSORY STORES	276,009

APPAREL AND OTHER TEXTILE PRODUCTS - 0.47%
4,588		VF Corp	251,285

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	251,285

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.83%
19,253		Home Depot, Inc	443,204

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	443,204

BUSINESS SERVICES - 4.90%
13,208	*	Amdocs Ltd	241,574
904	*	Google, Inc (Class A)	278,116
37,930		Microsoft Corp	737,358
25,272	*	Oracle Corp	448,073
14,985	*	Red Hat, Inc	198,102
29,279	*	THQ, Inc	122,679
5,005		Visa, Inc (Class A)	262,512
26,041	*	Yahoo!, Inc	317,700

		TOTAL BUSINESS SERVICES	2,606,114

CHEMICALS AND ALLIED PRODUCTS - 19.30%
18,678		Abbott Laboratories	996,845
15,081	*	Amgen, Inc	870,928
29,602		Bristol-Myers Squibb Co	688,247
5,980	*	Chattem, Inc	427,749
5,280		Clorox Co	293,357
6,440		Colgate-Palmolive Co	441,398
12,435		Du Pont (E.I.) de Nemours & Co	314,606
8,861	*	Elan Corp plc (ADR)	53,166
3,591	*	Genentech, Inc	297,730
6,259	*	Genzyme Corp	415,410
16,562	*	Gilead Sciences, Inc	846,981
15,010		Johnson & Johnson	898,048
6,737		Monsanto Co	473,948
31,025	*	Mylan Laboratories, Inc	306,837
6,144	*	NBTY, Inc	96,154
9,035	*	Pactiv Corp	224,791
32,554		Pfizer, Inc	576,531
1,496		Potash Corp of Saskatchewan	109,537

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

2,094		Praxair, Inc	$124,300
16,978		Procter & Gamble Co	1,049,579
11,183		Shire Ltd	162,713
15,966		Wyeth	598,885

		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,267,740

COAL MINING - 0.24%
5,659		Peabody Energy Corp	128,742

		TOTAL COAL MINING	128,742

COMMUNICATIONS - 4.52%
33,740		AT&T, Inc	961,589
16,760	*	DIRECTV Group, Inc	383,972
3,937		Embarq Corp	141,575
8,430		Scripps Networks Interactive (Class A)	185,460
21,582		Verizon Communications, Inc	731,630

		TOTAL COMMUNICATIONS	2,404,226

DEPOSITORY INSTITUTIONS - 6.84%
21,590		Bank of America Corp	303,987
31,381		Citigroup, Inc	210,567
5,108		Hudson City Bancorp, Inc	81,524
24,245		JPMorgan Chase & Co	764,445
7,836		Northern Trust Corp	408,569
12,634		People’s United Financial, Inc	225,264
11,801		TCF Financial Corp	161,202
12,875		US Bancorp	322,004
34,344		Wells Fargo & Co	1,012,461
10,607		Western Union Co	152,104

		TOTAL DEPOSITORY INSTITUTIONS	3,642,127

EATING AND DRINKING PLACES - 1.67%
13,307		Darden Restaurants, Inc	374,991
8,280		McDonald’s Corp	514,933

		TOTAL EATING AND DRINKING PLACES	889,924

ELECTRIC, GAS, AND SANITARY SERVICES - 3.33%
7,624		Constellation Energy Group, Inc	191,286
9,642		Exelon Corp	536,192
8,523		PG&E Corp	329,925
6,527		Questar Corp	213,368
26,979		Xcel Energy, Inc	500,460

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,771,231

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.28%
4,826	*	Apple Computer, Inc	411,899
48,556	*	Cisco Systems, Inc	791,463
6,700	*	Fairchild Semiconductor International, Inc	32,763
1,076	*	First Solar, Inc	148,445
64,574		General Electric Co	1,046,099
41,036		Intel Corp	601,588
91	*	Nortel Networks Corp	24
19,795		Qualcomm, Inc	709,255
7,501		Xilinx, Inc	133,668

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,875,204

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 1.20%
4,932		Accenture Ltd (Class A)	$161,720
2,515	*	Celgene Corp	139,029
8,880		KBR, Inc	134,976
9,998	*	Shaw Group, Inc	204,660

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	640,385

FABRICATED METAL PRODUCTS - 0.23%
5,282		Pentair, Inc	125,025

		TOTAL FABRICATED METAL PRODUCTS	125,025

FOOD AND KINDRED PRODUCTS - 5.58%
8,897		Archer Daniels Midland Co	256,501
14,234		Coca-Cola Co	644,372
3,870		General Mills, Inc	235,103
3,785	*	Hansen Natural Corp	126,911
8,261		Kellogg Co	362,245
7,843		Kraft Foods, Inc (Class A)	210,585
8,538		PepsiCo, Inc	467,626
6,517	*	Ralcorp Holdings, Inc	380,593
12,732		Unilever plc	289,043

		TOTAL FOOD AND KINDRED PRODUCTS	2,972,979

FOOD STORES - 0.59%
5,229		Kroger Co	138,098
12,087		Supervalu, Inc	176,470

		TOTAL FOOD STORES	314,568

GENERAL BUILDING CONTRACTORS - 0.23%
265	*	NVR, Inc	120,906

		TOTAL GENERAL BUILDING CONTRACTORS	120,906

GENERAL MERCHANDISE STORES - 2.38%
4,641	*	BJ’s Wholesale Club, Inc	159,001
19,779		Wal-Mart Stores, Inc	1,108,810

		TOTAL GENERAL MERCHANDISE STORES	1,267,811

HEALTH SERVICES - 2.21%
7,933		Cardinal Health, Inc	273,451
14,694	*	Medco Health Solutions, Inc	615,825
5,752		Mindray Medical International Ltd (ADR) (Class A)	103,536
6,547		Omnicare, Inc	181,745

		TOTAL HEALTH SERVICES	1,174,557

HOLDING AND OTHER INVESTMENT OFFICES - 0.17%
3,110		ISHARES FTSE	90,750

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	90,750

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.96%
3,850		Alstom RGPT	224,664
27,862	*	EMC Corp	291,715
24,965		Hewlett-Packard Co	905,979
9,743		International Business Machines Corp	819,971
17,666	*	SanDisk Corp	169,594

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

582	m,v*	Seagate Technology	$—
16,589		Textron, Inc	230,089

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,642,012

INSTRUMENTS AND RELATED PRODUCTS - 2.70%
13,285		Covidien Ltd	481,448
9,587		Emerson Electric Co	350,980
8,923		Raytheon Co	455,430
3,358	*	Teledyne Technologies, Inc	149,599

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,437,457

INSURANCE AGENTS, BROKERS AND SERVICE - 0.77%
8,980		AON Corp	410,206

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	410,206

INSURANCE CARRIERS - 3.29%
10,831		ACE Ltd	573,177
14,581		Aetna, Inc	415,559
6,038		Assurant, Inc	181,140
5,948		Metlife, Inc	207,347
5,261		PartnerRe Ltd	374,951

		TOTAL INSURANCE CARRIERS	1,752,174

LEATHER AND LEATHER PRODUCTS - 0.40%
10,185	*	Coach, Inc	211,542

		TOTAL LEATHER AND LEATHER PRODUCTS	211,542

LEGAL SERVICES - 0.66%
7,840	*	FTI Consulting, Inc	350,291

		TOTAL LEGAL SERVICES	350,291

METAL MINING - 1.17%
7,891		Anglo American plc	175,398
6,975		Barrick Gold Corp	256,471
2,163		Rio Tinto plc (ADR)	192,312

		TOTAL METAL MINING	624,181

MISCELLANEOUS RETAIL - 0.68%
12,560		CVS Corp	360,974

		TOTAL MISCELLANEOUS RETAIL	360,974

MOTION PICTURES - 1.02%
12,764	*	Discovery Communications, Inc (Class A)	180,738
35,967		Time Warner, Inc	361,828

		TOTAL MOTION PICTURES	542,566

NONDEPOSITORY INSTITUTIONS - 0.17%
9,292		Discover Financial Services	88,553

		TOTAL NONDEPOSITORY INSTITUTIONS	88,553

OIL AND GAS EXTRACTION - 4.52%
3,909		Apache Corp	291,338
11,518		Cabot Oil & Gas Corp	299,468
7,211		Devon Energy Corp	473,835
4,047		EOG Resources, Inc	269,449
34,391		Halliburton Co	625,228

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

9,772		Linn Energy LLC	$146,287
7,418		Petroleo Brasileiro S.A. (ADR)	181,667
3,436		Range Resources Corp	118,164

		TOTAL OIL AND GAS EXTRACTION	2,405,436

PETROLEUM AND COAL PRODUCTS - 8.00%
15,316		Chevron Corp	1,132,925
5,621		ConocoPhillips	291,168
32,382		Exxon Mobil Corp	2,585,055
4,701		Hess Corp	252,162

		TOTAL PETROLEUM AND COAL PRODUCTS	4,261,310

RAILROAD TRANSPORTATION - 0.82%
9,164		Union Pacific Corp	438,039

		TOTAL RAILROAD TRANSPORTATION	438,039

SECURITY AND COMMODITY BROKERS - 1.86%
3,652		Goldman Sachs Group, Inc	308,192
7,913		Lazard Ltd (Class A)	235,333
14,417		Legg Mason, Inc	315,876
8,101		Morgan Stanley	129,940

		TOTAL SECURITY AND COMMODITY BROKERS	989,341

TOBACCO PRODUCTS - 1.65%
20,219		Philip Morris International, Inc	879,729

		TOTAL TOBACCO PRODUCTS	879,729

TRANSPORTATION BY AIR - 0.32%
14,638	*	Delta Air Lines, Inc	167,751

		TOTAL TRANSPORTATION BY AIR	167,751

TRANSPORTATION EQUIPMENT - 2.11%
7,395		Goodrich Corp	273,764
14,422		Honeywell International, Inc	473,474
4,531		Lockheed Martin Corp	380,966

		TOTAL TRANSPORTATION EQUIPMENT	1,128,204

		TOTAL COMMON STOCKS (Cost $64,263,898)	52,849,049

		TOTAL PORTFOLIO - 99.27% (Cost $64,263,898)	52,849,049
		OTHER ASSETS & LIABILITIES, NET - 0.73%	386,046

		NET ASSETS - 100.00%	$53,235,095

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

The value of this security amounted to $0.00 which represents 0.00% of net assets.

ABBREVIATION:

ADR American Depositary Receipt

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.03%
BUSINESS SERVICES - 2.20%
87,095	*	Autonomy Corp plc	$1,190,851
6		NTT Data Corp	24,174
1,000		Oracle Corp Japan	43,313
41,835		WPP plc	242,097

		TOTAL BUSINESS SERVICES	1,500,435

CHEMICALS AND ALLIED PRODUCTS - 8.91%
5,000		Astellas Pharma, Inc	204,662
19,800		Daiichi Sankyo Co Ltd	468,238
5,000		Eisai Co Ltd	208,648
2,000		Hisamitsu Pharmaceutical Co, Inc	81,755
16,000		Kao Corp	486,005
4,000		Kissei Pharmaceutical Co Ltd	123,886
8,000		Kyowa Hakko Kogyo Co Ltd	83,985
54,152		Lanxess AG.	1,055,963
61,087		Reckitt Benckiser Group plc	2,264,201
50		Shin-Etsu Chemical Co Ltd	2,308
9,000		Takeda Pharmaceutical Co Ltd	469,100
3,000		Tsumura & Co	111,354
184,000		UBE Industries Ltd	516,882

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,076,987

COMMUNICATIONS - 4.64%
651,710		BT Group plc	1,266,818
56,941		Deutsche Telekom AG.	860,909
43		KDDI Corp	307,033
122	v	Nippon Telegraph & Telephone Corp	629,851
18		NTT DoCoMo, Inc	35,430
5,000		Singapore Telecommunications Ltd	8,850
29,926		Vodafone Group plc	59,806

		TOTAL COMMUNICATIONS	3,168,697

DEPOSITORY INSTITUTIONS - 12.53%
69		Australia & New Zealand Banking Group Ltd	736
3,017		DBS Group Holdings Ltd	17,632
1,508	m,v*	DBS Group Holdings Ltd	3,140
84,655		HSBC Holdings plc	805,738
9,858		Julius Baer Holding AG.	382,069
142,600		Mitsubishi UFJ Financial Group, Inc	896,262
8,000		Mitsui Trust Holdings, Inc	39,334
78	v	Mizuho Financial Group, Inc	221,739
1,167		National Australia Bank Ltd	16,981
3,000		Oversea-Chinese Banking Corp	10,390
943		Societe Generale	47,189
96	v	Sumitomo Mitsui Financial Group, Inc	398,191
3,000		Suruga Bank Ltd	29,804
186,006		UBS A.G.	2,706,265
3,000		United Overseas Bank Ltd	26,903
99,971		Wells Fargo & Co	2,947,144
56		Westpac Banking Corp	663

		TOTAL DEPOSITORY INSTITUTIONS	8,550,180

EDUCATIONAL SERVICES - 0.31%
4,900		Benesse Corp	214,430

		TOTAL EDUCATIONAL SERVICES	214,430

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.91%
10,600	Chubu Electric Power Co, Inc	$322,853
3,000	Chugoku Electric Power Co, Inc	78,991
2,000	Hokkaido Electric Power Co, Inc	50,565
2,000	Hokuriku Electric Power Co	56,576
90,966	Iberdrola S.A.	847,957
6,500	Kansai Electric Power Co, Inc	188,279
6,000	Kyushu Electric Power Co, Inc	159,286
2,000	Shikoku Electric Power Co, Inc	67,430
6,000	Tohoku Electric Power Co, Inc	162,307
12,800	Tokyo Electric Power Co, Inc	427,286
60,000	Tokyo Gas Co Ltd	304,133

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,665,663

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.34%
854,900	Hon Hai Precision Industry Co, Ltd	1,672,392
33,300	Hosiden Corp	526,288
90	Kyocera Corp	6,516
100	Murata Manufacturing Co Ltd	3,921
2,867	Samsung Electronics Co Ltd	1,045,280
124,910	Smiths Group plc	1,589,366
7,700	Sony Corp	168,414

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,012,177

ENGINEERING AND MANAGEMENT SERVICES - 0.56%
10,340	Tecan Group AG.	383,495

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	383,495

FOOD AND KINDRED PRODUCTS - 5.26%
33,000	Asahi Breweries Ltd	570,572
41,606	Groupe Danone	2,497,288
15,000	Toyo Suisan Kaisha Ltd	432,246
4,200	Yakult Honsha Co Ltd	89,868

	TOTAL FOOD AND KINDRED PRODUCTS	3,589,974

FOOD STORES - 0.55%
11,000	Seven & I Holdings Co Ltd	378,087

	TOTAL FOOD STORES	378,087

GENERAL BUILDING CONTRACTORS - 1.92%
31,387	Vinci S.A.	1,308,884

	TOTAL GENERAL BUILDING CONTRACTORS	1,308,884

HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
1	Nomura Real Estate Office Fund, Inc	6,507

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,507

HOTELS AND OTHER LODGING PLACES - 2.06%
28,758	Accor S.A.	1,403,523

	TOTAL HOTELS AND OTHER LODGING PLACES	1,403,523

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.46%
133,464	ASML Holding NV	2,365,399
6,170	Canon, Inc	195,494
500	Daikin Industries Ltd	13,149
1,040	FUJIFILM Holdings Corp	23,217

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

8,630	Komatsu Ltd	$110,089
26,483	Krones AG.	1,158,871
8,854	Rheinmetall AG.	296,289
12,339	Siemens AG.	928,923
100	Sumitomo Heavy Industries Ltd	400

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,091,831

INSTRUMENTS AND RELATED PRODUCTS - 2.07%
17,870	Phonak Holding AG.	1,086,093
7,000	Terumo Corp	327,918

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,414,011

INSURANCE CARRIERS - 0.44%
699	Mitsui Sumitomo Insurance Group Holdings, Inc	22,229
1,802	Muenchener Rueckver AG.	279,757

	TOTAL INSURANCE CARRIERS	301,986

METAL MINING - 1.29%
28,615	Anglo American plc	636,044
2,411	BHP Billiton Ltd	51,168
12,515	MMC Norilsk Nickel (ADR)	79,595
4,372	Rio Tinto Ltd	115,830

	TOTAL METAL MINING	882,637

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.56%
1,000	Nintendo Co Ltd	382,152

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	382,152

NONDEPOSITORY INSTITUTIONS - 0.11%
1,261	ORIX Corp	72,004

	TOTAL NONDEPOSITORY INSTITUTIONS	72,004

OIL AND GAS EXTRACTION - 2.30%
114,166	BG Group plc	1,570,841

	TOTAL OIL AND GAS EXTRACTION	1,570,841

PAPER AND ALLIED PRODUCTS - 0.10%
8,000	Rengo Co Ltd	64,865

	TOTAL PAPER AND ALLIED PRODUCTS	64,865

PETROLEUM AND COAL PRODUCTS - 3.42%
288,009	BP plc	2,178,088
5,435	Royal Dutch Shell plc (A Shares)	141,046
257	Total S.A.	13,900

	TOTAL PETROLEUM AND COAL PRODUCTS	2,333,034

PRIMARY METAL INDUSTRIES - 0.12%
9,100	Nippon Steel Corp	29,905
4,000	Sumitomo Metal Industries Ltd	9,880
3,700	Sumitomo Metal Mining Co Ltd	39,582

	TOTAL PRIMARY METAL INDUSTRIES	79,367

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 2.37%
57		Central Japan Railway Co	$494,341
71	v	East Japan Railway Co	539,647
49,969		Firstgroup PLC	311,798
60		West Japan Railway Co	273,386

		TOTAL RAILROAD TRANSPORTATION	1,619,172

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 8.37%
73,735		Bayer AG.	4,296,424
198,702		SSL International plc	1,414,135

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	5,710,559

SECURITY AND COMMODITY BROKERS - 6.73%
42,567		Deutsche Boerse AG.	3,079,680
157,900		Hong Kong Exchanges and Clearing Ltd	1,499,502
1,600		Nomura Holdings, Inc	13,322

		TOTAL SECURITY AND COMMODITY BROKERS	4,592,504

STONE, CLAY, AND GLASS PRODUCTS - 2.13%
439,000		Nippon Sheet Glass Co Ltd	1,453,421

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,453,421

TOBACCO PRODUCTS - 0.24%
50		Japan Tobacco, Inc	165,617

		TOTAL TOBACCO PRODUCTS	165,617

TRANSPORTATION EQUIPMENT - 2.23%
520		Denso Corp	8,811
92,568		Fiat S.p.A.	619,663
15,600		Honda Motor Co Ltd	332,259
2,100		Modec, Inc	41,131
15,720		Toyota Motor Corp	519,677

		TOTAL TRANSPORTATION EQUIPMENT	1,521,541

TRUCKING AND WAREHOUSING - 2.27%
91,511		Deutsche Post AG.	1,547,785

		TOTAL TRUCKING AND WAREHOUSING	1,547,785

WATER TRANSPORTATION - 0.09%
10,000		Mitsui OSK Lines Ltd	61,803

		TOTAL WATER TRANSPORTATION	61,803

WHOLESALE TRADE-DURABLE GOODS - 0.62%
9,240		Mitsubishi Corp	130,876
11,000		Mitsui & Co Ltd	113,084
20,250		Sumitomo Corp	179,603

		TOTAL WHOLESALE TRADE-DURABLE GOODS	423,563

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 2.91%
507,768	Foster’s Group Ltd	$1,947,087
3,000	Kikkoman Corp	35,649

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,982,736

	TOTAL COMMON STOCKS (Cost $91,036,555)	65,530,468

	TOTAL PORTFOLIO - 96.03% (Cost $91,036,555)	65,530,468
	OTHER ASSETS & LIABILITIES, NET - 3.97%	2,709,331

	NET ASSETS - 100.00%	$68,239,799

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

The value of this security amounted to $1,792,568 which represents 2.63% of net assets.

ABBREVIATION:

ADR American Depositary Receipt

plc Public Limited Company

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRY

December 31, 2008

	VALUE	% OF MARKET VALUE
DOMESTIC
UNITED STATES	$2,947,145	4.50%

TOTAL DOMESTIC	2,947,145	4.50

FOREIGN
AUSTRALIA	2,132,463	3.25
FRANCE	5,270,786	8.04
GERMANY	13,504,599	20.61
HONG KONG	1,499,502	2.29
ITALY	619,663	0.95
JAPAN	15,250,016	23.27
KOREA, REPUBLIC OF	1,045,280	1.60
NETHERLANDS	2,365,399	3.61
RUSSIA	79,595	0.12
SINGAPORE	66,915	0.10
SPAIN	847,957	1.29
SWITZERLAND	4,557,923	6.96
TAIWAN	1,672,393	2.55
UNITED KINGDOM	13,670,832	20.86

TOTAL FOREIGN	62,583,323	95.50

TOTAL PORTFOLIO	$65,530,468	100.00%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.71%
AMUSEMENT AND RECREATION SERVICES - 1.00%
10,921	*	Penn National Gaming, Inc	$233,491
7,508		Walt Disney Co	170,357

		TOTAL AMUSEMENT AND RECREATION SERVICES	403,848

APPAREL AND ACCESSORY STORES - 0.90%
14,202		American Eagle Outfitters, Inc	132,931
6,315	*	Kohl’s Corp	228,603

		TOTAL APPAREL AND ACCESSORY STORES	361,534

APPAREL AND OTHER TEXTILE PRODUCTS - 0.90%
584		Liz Claiborne, Inc	1,518
6,560		VF Corp	359,292

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	360,810

BUILDING MATERIALS AND GARDEN SUPPLIES - 2.11%
25,304		Home Depot, Inc	582,499
12,472		Lowe’s Cos, Inc	268,397

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	850,896

BUSINESS SERVICES - 1.39%
10,261	*	Cavium Networks, Inc	107,843
13,244	*	Oracle Corp	234,816
42,454	*	Sun Microsystems, Inc	162,174
4,240	*	Temenos Group AG.	57,220

		TOTAL BUSINESS SERVICES	562,053

CHEMICALS AND ALLIED PRODUCTS - 14.88%
320		Abbott Laboratories	17,078
11,015		Alberto-Culver Co	269,978
9,170	*	Amgen, Inc	529,568
5,813		Avon Products, Inc	139,686
13,034		Bristol-Myers Squibb Co	303,041
4,899		Clorox Co	272,188
3,530		Cytec Industries, Inc	74,907
2,013		Dow Chemical Co	30,376
6,021		Du Pont (E.I.) de Nemours & Co	152,331
3,049		Ecolab, Inc	107,172
2,732		Eli Lilly & Co	110,018
9,535		Johnson & Johnson	570,479
4,961		Merck & Co, Inc	150,814
33,341	*	Mylan Laboratories, Inc	329,742
55,045		Pfizer, Inc	974,847
3,371		PPG Industries, Inc	143,032
10,214		Procter & Gamble Co	631,429
4,056		Shire plc (ADR)	181,628
6,199		Teva Pharmaceutical Industries Ltd (ADR)	263,891
9		Tronox, Inc (Class B)	0
19,918		Wyeth	747,124

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,999,329

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

COAL MINING - 0.11%
1,973		Peabody Energy Corp	$44,886

		TOTAL COAL MINING	44,886

COMMUNICATIONS - 6.00%
42,120		AT&T, Inc	1,200,419
22,230		Comcast Corp (Class A)	375,242
520		Fairpoint Communications, Inc	1,706
394	*	Liberty Media Corp - Capital (Series A)	1,856
1,970	*	Liberty Media Holding Corp (Interactive A)	6,146
8,480	*	SONAECOM - SGPS S.A.	11,847
18,757	*	Sprint Nextel Corp	34,325
8,539		Time Warner Cable, Inc (Class A)	183,162
17,773		Verizon Communications, Inc	602,505

		TOTAL COMMUNICATIONS	2,417,208

DEPOSITORY INSTITUTIONS - 14.64%
57,037		AMMB Holdings BHD	40,717
56,434		Bank of America Corp	794,591
15,972		Bank of New York Mellon Corp	452,487
22,333		Citigroup, Inc	149,854
13,284		First Horizon National Corp	140,414
31,128		JPMorgan Chase & Co	981,466
14,521		Keycorp	123,719
39,381		National City Corp	71,280
8,617		State Street Corp	338,907
1,549		SunTrust Banks, Inc	45,757
45,050		TCF Financial Corp	615,383
22,129		UBS AG.	316,445
1,177		US Bancorp	29,437
29,250		Wachovia Corp	162,045
55,516		Wells Fargo & Co	1,636,611

		TOTAL DEPOSITORY INSTITUTIONS	5,899,113

EATING AND DRINKING PLACES - 1.06%
15,103		Darden Restaurants, Inc	425,603

		TOTAL EATING AND DRINKING PLACES	425,603

ELECTRIC, GAS, AND SANITARY SERVICES - 7.22%
3,285		Allegheny Energy, Inc	111,230
2,071		Consolidated Edison, Inc	80,624
19,250		Constellation Energy Group, Inc	482,982
946		Dominion Resources, Inc	33,905
9,744		Duke Energy Corp	146,257
908		Exelon Corp	50,494
2,094		FirstEnergy Corp	101,727
3,684		FPL Group, Inc	185,416
2,557	*	NRG Energy, Inc	59,655
4,736		PG&E Corp	183,331
8,971		PPL Corp	275,320
2,350		Progress Energy, Inc	93,648
7,477		Public Service Enterprise Group, Inc	218,104
3,290		Questar Corp	107,550
26,466		Republic Services, Inc	656,091
5,000		Sierra Pacific Resources	49,450
3,883		Xcel Energy, Inc	72,030

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,907,814

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.46%
12,242		AU Optronics Corp (ADR)	94,019
2,488	*	Cisco Systems, Inc	40,554
25,452	*	Fairchild Semiconductor International, Inc	124,460

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

90,182		General Electric Co	$1,460,949
45,018	*	Micron Technology, Inc	118,848
9,105		Qualcomm, Inc	326,232
1,553,556		Solomon Systech International Ltd	35,881

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,200,943

ENGINEERING AND MANAGEMENT SERVICES - 0.83%
40	*	Affymax, Inc	400
11,476	*	Genpact Ltd	94,333
8,230		KBR, Inc	125,095
5,648	*	Shaw Group, Inc	115,615

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	335,443

FABRICATED METAL PRODUCTS - 0.02%
248		Illinois Tool Works, Inc	8,692

		TOTAL FABRICATED METAL PRODUCTS	8,692

FOOD AND KINDRED PRODUCTS - 2.29%
6,991		Archer Daniels Midland Co	201,551
1,246		Coca-Cola Co	56,406
5,068		Corn Products International, Inc	146,212
4,615		Hershey Co	160,325
4,240		Kraft Foods, Inc (Class A)	113,844
4,475		PepsiCo, Inc	245,096

		TOTAL FOOD AND KINDRED PRODUCTS	923,434

FOOD STORES - 0.16%
2,368		Kroger Co	62,539

		TOTAL FOOD STORES	62,539

FORESTRY - 0.22%
2,774		Rayonier, Inc	86,965

		TOTAL FORESTRY	86,965

GENERAL BUILDING CONTRACTORS - 0.72%
638	*	NVR, Inc	291,088

		TOTAL GENERAL BUILDING CONTRACTORS	291,088

GENERAL MERCHANDISE STORES - 0.51%
8,709		Macy’s, Inc	90,138
3,384		Target Corp	116,850

		TOTAL GENERAL MERCHANDISE STORES	206,988

HEALTH SERVICES - 0.45%
16,689	*	Healthsouth Corp	182,911

		TOTAL HEALTH SERVICES	182,911

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.00%
1	*	Foster Wheeler Ltd	23

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	23

HOLDING AND OTHER INVESTMENT OFFICES - 1.12%
19,406		Blackstone Group LP	126,721
634		Boston Properties, Inc	34,870
2		Cross Timbers Royalty Trust	56

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

411	*	HFF, Inc (Class A)	$1,007
2,406		Plum Creek Timber Co, Inc	83,584
12,592		Prologis	174,903
578		Simon Property Group, Inc	30,709

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	451,850

HOTELS AND OTHER LODGING PLACES - 0.12%
8,045	*	Las Vegas Sands Corp	47,707

		TOTAL HOTELS AND OTHER LODGING PLACES	47,707

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.33%
40,588	*	Brocade Communications Systems, Inc	113,646
8,185		Hewlett-Packard Co	297,034
12,891	*	Verigy Ltd	124,011

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	534,691

INSTRUMENTS AND RELATED PRODUCTS - 1.41%
14,325		Covidien Ltd	519,138
1,411	*	Thermo Electron Corp	48,073

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	567,211

INSURANCE AGENTS, BROKERS AND SERVICE - 0.24%
5,982		Hartford Financial Services Group, Inc	98,224

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	98,224

INSURANCE CARRIERS - 7.19%
4,194		ACE Ltd	221,946
3		Aegon NV	18
13,473		Aetna, Inc	383,981
2,747		Allstate Corp	89,992
664		Aspen Insurance Holdings Ltd	16,102
9,667		Axis Capital Holdings Ltd	281,503
3,086		Everest Re Group Ltd	234,968
5,485		Max Re Capital Ltd	97,085
11,847		Metlife, Inc	412,985
3,927		PartnerRe Ltd	279,877
5,812		Principal Financial Group	131,177
2,311		Prudential Financial, Inc	69,931
714		Reinsurance Group of America, Inc (Class A)	30,573
4,589		RenaissanceRe Holdings Ltd	236,609
10,686		UnitedHealth Group, Inc	284,248
34,221		XL Capital Ltd (Class A)	126,618

		TOTAL INSURANCE CARRIERS	2,897,613

METAL MINING - 0.80%
3,638		Rio Tinto plc (ADR)	323,455

		TOTAL METAL MINING	323,455

MISCELLANEOUS RETAIL - 0.81%
11,311		CVS Corp	325,078

		TOTAL MISCELLANEOUS RETAIL	325,078

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MOTION PICTURES - 1.53%
7,710		News Corp (Class A)	$70,084
54,307		Time Warner, Inc	546,328

		TOTAL MOTION PICTURES	616,412

NONDEPOSITORY INSTITUTIONS - 1.46%
59,856		Chimera Investment Corp	206,503
4,106		Discover Financial Services	39,130
22,615		Federal National Mortgage Association	17,187
23,480		Textron, Inc	325,668

		TOTAL NONDEPOSITORY INSTITUTIONS	588,488

OIL AND GAS EXTRACTION - 4.22%
1,312		Anadarko Petroleum Corp	50,578
3,273		Apache Corp	243,937
7,473		BJ Services Co	87,210
5,826		Cabot Oil & Gas Corp	151,476
1,481		Chesapeake Energy Corp	23,948
2,893		Devon Energy Corp	190,099
5,509		Occidental Petroleum Corp	330,484
8,030		Petroleo Brasileiro S.A. (ADR)	196,655
2,845		Range Resources Corp	97,840
9,316		XTO Energy, Inc	328,574

		TOTAL OIL AND GAS EXTRACTION	1,700,801

PAPER AND ALLIED PRODUCTS - 0.60%
695		Mondi Ltd	2,498
1,143	*	Smurfit-Stone Container Corp	291
10,406		Sonoco Products Co	241,004

		TOTAL PAPER AND ALLIED PRODUCTS	243,793

PETROLEUM AND COAL PRODUCTS - 10.50%
19,844		Chevron Corp	1,467,861
5,881		ConocoPhillips	304,636
25,952		Exxon Mobil Corp	2,071,748
13,105		Marathon Oil Corp	358,553
4,863	*	SandRidge Energy, Inc	29,907

		TOTAL PETROLEUM AND COAL PRODUCTS	4,232,705

PIPELINES, EXCEPT NATURAL GAS - 0.06%
1,515		Spectra Energy Corp	23,846

		TOTAL PIPELINES, EXCEPT NATURAL GAS	23,846

PRINTING AND PUBLISHING - 0.15%
763		Dun & Bradstreet Corp	58,904

		TOTAL PRINTING AND PUBLISHING	58,904

REAL ESTATE - 0.03%
105,567	*	Unitech Corporate Parks plc	13,341

		TOTAL REAL ESTATE	13,341

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.19%
7,951		Newell Rubbermaid, Inc	77,761

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	77,761

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 2.37%
10,832		Charles Schwab Corp	$175,153
1,641		Goldman Sachs Group, Inc	138,484
13,372		Legg Mason, Inc	292,982
3,497		Merrill Lynch & Co, Inc	40,705
9,379		Morgan Stanley	150,439
9,964		SEI Investments Co	156,534

		TOTAL SECURITY AND COMMODITY BROKERS	954,297

TOBACCO PRODUCTS - 0.20%
1,424		Lorillard, Inc	80,242

		TOTAL TOBACCO PRODUCTS	80,242

TRANSPORTATION BY AIR - 1.19%
19,828	*	Delta Air Lines, Inc	227,229
3,923		FedEx Corp	251,660

		TOTAL TRANSPORTATION BY AIR	478,889

TRANSPORTATION EQUIPMENT - 0.64%
20,193	*	Ford Motor Co	46,242
67		Genuine Parts Co	2,537
4,626		Northrop Grumman Corp	208,355

		TOTAL TRANSPORTATION EQUIPMENT	257,134

TRANSPORTATION SERVICES - 0.46%
13,062		UTI Worldwide, Inc	187,309

		TOTAL TRANSPORTATION SERVICES	187,309

WHOLESALE TRADE-DURABLE GOODS - 0.48%
8,813		BorgWarner, Inc	191,859

		TOTAL WHOLESALE TRADE-DURABLE GOODS	191,859

WHOLESALE TRADE-NONDURABLE GOODS - 1.74%
5,098		Cardinal Health, Inc	175,727
14,112		Dean Foods Co	253,593
162		Idearc, Inc	14
11,033		Unilever NV	270,860

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	700,194

		TOTAL COMMON STOCKS (Cost $49,224,761)	40,183,924

		TOTAL PORTFOLIO - 99.71% (Cost $49,224,761)	40,183,924
		OTHER ASSETS & LIABILITIES, NET - 0.29%	118,397

		NET ASSETS - 100.00%	$40,302,321

*	Non-income producing.

ABBREVIATION:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Plc - Public Limited Company

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.98%
AGRICULTURAL PRODUCTION-CROPS - 0.08%
1,820	*	Chiquita Brands International, Inc	$26,900

		TOTAL AGRICULTURAL PRODUCTION-CROPS	26,900

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.10%
1,175		Cal-Maine Foods, Inc	33,723

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	33,723

AMUSEMENT AND RECREATION SERVICES - 0.58%
3,860	*	Bally Technologies, Inc	92,756
1,736		Dover Downs Gaming & Entertainment, Inc	5,520
6,600	*	Pinnacle Entertainment, Inc	50,688
2,304	*	Town Sports International Holdings, Inc	7,350
1,670	*	WMS Industries, Inc	44,923

		TOTAL AMUSEMENT AND RECREATION SERVICES	201,237

APPAREL AND ACCESSORY STORES - 1.44%
5,280	*	Aeropostale, Inc	85,009
1,465		Buckle, Inc	31,966
1,300	*	Carter’s, Inc	25,038
226		Cato Corp (Class A)	3,413
4,860	*	Charlotte Russe Holding, Inc	31,541
8,000	*	Charming Shoppes, Inc	19,520
4,818	*	Chico’s FAS, Inc	20,139
2,700	*	Children’s Place Retail Stores, Inc	58,536
5,200		Christopher & Banks Corp	29,120
3,560	*	Dress Barn, Inc	38,234
2,720		Finish Line, Inc (Class A)	15,232
3,505	*	HOT Topic, Inc	32,491
540	*	JOS A Bank Clothiers, Inc	14,121
5,400	*	New York & Co, Inc	12,528
3,000	*	Pacific Sunwear Of California, Inc	4,770
2,000	*	Tween Brands, Inc	8,640
22,545	*	Wet Seal, Inc (Class A)	66,959

		TOTAL APPAREL AND ACCESSORY STORES	497,257

APPAREL AND OTHER TEXTILE PRODUCTS - 0.45%
2,429	*	Gymboree Corp	63,374
247	*	Maidenform Brands, Inc	2,507
9,130	*	Quiksilver, Inc	16,799
1,467	*	True Religion Apparel, Inc	18,249
2,880	*	Warnaco Group, Inc	56,534

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	157,463

AUTO REPAIR, SERVICES AND PARKING - 0.08%
2,100	*	Wright Express Corp	26,460

		TOTAL AUTO REPAIR, SERVICES AND PARKING	26,460

BUSINESS SERVICES - 10.84%
58,505	*	3Com Corp	133,391
2,039		Aaron Rents, Inc	54,278
13,243	*	Actuate Corp	39,199

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,420		Administaff, Inc	$95,826
5,440	*	American Reprographics Co	37,536
5,800		BGC Partners, Inc (Class A)	16,008
1,080		Blackbaud, Inc	14,580
620	*	Blackboard, Inc	16,263
1,400	*	Bottomline Technologies, Inc	9,940
920		Brady Corp (Class A)	22,034
1,050	*	CACI International, Inc (Class A)	47,345
700	*	Capella Education Co	41,132
7,839	*	Ciber, Inc	37,706
3,400	*	Cogent, Inc	46,138
2,820	*	Commvault Systems, Inc	37,816
4,987		Compass Diversified Trust	56,104
5,839	*	CSG Systems International, Inc	102,007
200	*	DealerTrack Holdings, Inc	2,378
3,600		Deluxe Corp	53,856
4,729	*	Dice Holdings, Inc	19,294
1,910	*	Digital River, Inc	47,368
20,066	*	Earthlink, Inc	135,647
270	*	Eclipsys Corp	3,831
830	*	Forrester Research, Inc	23,414
7,390	*	Gartner, Inc	131,764
5,238	*	Gerber Scientific, Inc	26,766
11,745	*	Global Cash Access, Inc	26,074
3,932	*	Global Sources Ltd	21,429
5,880	*	H&E Equipment Services, Inc	45,335
1,600	*	Hackett Group, Inc	4,672
3,220		Heartland Payment Systems, Inc	56,350
300		Heidrick & Struggles International, Inc	6,462
2,400	*	iGate Corp	15,624
2,160	*	Informatica Corp	29,657
105		Infospace, Inc	793
1,600	*	Interactive Intelligence, Inc	10,256
3,790	*	Interwoven, Inc	47,754
3,736	*	inVentiv Health, Inc	43,113
700		Jack Henry & Associates, Inc	13,587
6,120	*	JDA Software Group, Inc	80,356
2,400	*	Kenexa Corp	19,152
700	*	Keynote Systems, Inc	5,397
1,700	*	Korn/Ferry International	19,414
1,500	*	Liquidity Services, Inc	12,495
5,540	*	Manhattan Associates, Inc	87,587
1,633	*	Mantech International Corp (Class A)	88,492
73	*	Mastech Holdings, Inc	174
1,300	*	Mentor Graphics Corp	6,721
1,106	*	MicroStrategy, Inc (Class A)	41,066
1,700	*	MODUSLINK GLOBAL SOLUTIONS,Inc	4,913
100	*	Monotype Imaging Holdings, Inc	580
11,360	*	MPS Group, Inc	85,541
300	*	NCI, Inc (Class A)	9,039
1,939	*	Ness Technologies, Inc	8,299
2,070	*	NetFlix, Inc	61,872
5,377	*	On Assignment, Inc	30,488
1,100	*	Online Resources Corp	5,214
5,467	*	Parametric Technology Corp	69,158
7,290	*	Perficient, Inc	34,846
7,063	*	Perot Systems Corp (Class A)	96,551

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,370	*	Premiere Global Services, Inc	$54,846
4,870	*	Progress Software Corp	93,796
1,661	*	PROS Holdings, Inc	9,551
3,470	*	Quest Software, Inc	43,687
3,690	*	Rent-A-Center, Inc	65,129
5,000	*	S1 Corp	39,450
20,616	*	Sapient Corp	91,535
800	*	Sonus Networks, Inc	1,264
3,916	*	SPSS, Inc	105,575
6,520	*	Sybase, Inc	161,501
6,470	*	SYKES Enterprises, Inc	123,706
4,169	*	SYNNEX Corp	47,235
11,391		Take-Two Interactive Software, Inc	86,116
9,826	*	TeleTech Holdings, Inc	82,047
17,153	*	TIBCO Software, Inc	89,024
4,298		TNS, Inc	40,358
2,400	*	TrueBlue, Inc	22,968
10,899		United Online, Inc	66,157
5,260	*	Valueclick, Inc	35,978
2,228	*	Vasco Data Security International	23,015
2,572	*	Virtusa Corp	14,506
2,328	*	Websense, Inc	34,850
8,740	*	Wind River Systems, Inc	78,922

		TOTAL BUSINESS SERVICES	3,751,298

CHEMICALS AND ALLIED PRODUCTS - 7.14%
2,090	*	Acorda Therapeutics, Inc	42,866
7,600	*	Adolor Corp	12,616
3,736	*	Albany Molecular Research, Inc	36,389
2,340	*	Alexion Pharmaceuticals, Inc	84,685
7,110	*	Alkermes, Inc	75,722
2,225	*	Alnylam Pharmaceuticals, Inc	55,024
800	*	AMAG Pharmaceuticals, Inc	28,680
5,330	*	American Oriental Bioengineering, Inc	36,191
1,979		Arch Chemicals, Inc	51,593
400	*	Caraco Pharmaceutical Laboratories Ltd	2,368
1,100	*	Chattem, Inc	78,683
3,830	*	Cubist Pharmaceuticals, Inc	92,533
1,800	*	Cypress Bioscience, Inc	12,312
5,140	*	Dendreon Corp	23,541
4,240	*	Emergent Biosolutions, Inc	110,706
1,782	*	Facet Biotech Corp	17,089
2,881		Ferro Corp	20,311
6,790	*	Halozyme Therapeutics, Inc	38,024
700	*	Idera Pharmaceuticals, Inc	5,376
3,124	*	Immucor, Inc	83,036
6,500	*	Indevus Pharmaceuticals, Inc	20,410
1,607		Innophos Holdings, Inc	31,835
4,830		Innospec, Inc	28,449
6,033	*	Inspire Pharmaceuticals, Inc	21,719
700		Inter Parfums, Inc	5,376
533		Kaiser Aluminum Corp	12,003
2,966		Koppers Holdings, Inc	64,125
600	*	Landec Corp	3,948
3,422		Martek Biosciences Corp	103,721
7,881	*	Medicines Co	116,086

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,779		Medicis Pharmaceutical Corp (Class A)	$108,128
1,860		Minerals Technologies, Inc	76,074
2,900	*	Neurocrine Biosciences, Inc	9,280
1,170		NewMarket Corp	40,845
620	*	Noven Pharmaceuticals, Inc	6,820
10,160	*	NPS Pharmaceuticals, Inc	63,094
4,750	*	Obagi Medical Products, Inc	35,435
3,220		Olin Corp	58,218
1,530	*	OM Group, Inc	32,298
3,654	*	OSI Pharmaceuticals, Inc	142,688
3,053	*	Pain Therapeutics, Inc	18,074
2,490	*	Parexel International Corp	24,178
8,910		PDL BioPharma, Inc	55,064
2,003	*	PetMed Express, Inc	35,313
2,760	*	Pozen, Inc	13,910
2,700	*	Prestige Brands Holdings, Inc	28,485
4,100	*	Questcor Pharmaceuticals, Inc	38,171
1,680	*	Salix Pharmaceuticals Ltd	14,834
1,600		Sensient Technologies Corp	38,208
1,761	*	Unifi, Inc	4,966
990	*	United Therapeutics Corp	61,925
400	*	USANA Health Sciences, Inc	13,696
2,810	*	Valeant Pharmaceuticals International	64,349
9,770	*	Viropharma, Inc	127,204
4,967	*	WR Grace & Co	29,653
650	*	Xenoport, Inc	16,302

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,472,629

COAL MINING - 0.07%
5,700	*	International Coal Group, Inc	13,110
982	*	Westmoreland Coal Co	10,900

		TOTAL COAL MINING	24,010

COMMUNICATIONS - 1.96%
2,644		Adtran, Inc	39,343
1,350	*	Anixter International, Inc	40,662
2,411		Atlantic Tele-Network, Inc	64,012
3,710	*	Brightpoint, Inc	16,139
4,605	*	Centennial Communications Corp	37,116
31,800	*	Cincinnati Bell, Inc	61,374
2,827	*	Cox Radio, Inc (Class A)	16,990
1,800	*	Global Crossing Ltd	14,292
1,000	*	Hughes Communications, Inc	15,940
4,820	*	j2 Global Communications, Inc	96,593
500	*	Neutral Tandem, Inc	8,110
3,200	*	Novatel Wireless, Inc	14,848
3,040		NTELOS Holdings Corp	74,966
2,150	*	Syniverse Holdings, Inc	25,671
5,215	*	TeleCommunication Systems, Inc (Class A)	44,797
5,800	*	TiVo, Inc	41,528
5,021		USA Mobility, Inc	58,093
7,900	*	Virgin Mobile USA, Inc (Class A)	6,636

		TOTAL COMMUNICATIONS	677,110

DEPOSITORY INSTITUTIONS - 10.88%
1,300		1st Source Corp	30,719
2,610		Ameris Bancorp	30,929
1,052		Bancfirst Corp	55,672
5,027		Banco Latinoamericano de Exportaciones S.A. (Class E)	72,188

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,350		BancTrust Financial Group, Inc	$19,926
100		Bank Mutual Corp	1,154
2,442		Bank of the Ozarks, Inc	72,381
3,618		Banner Corp	34,045
1,400	*	Beneficial Mutual Bancorp, Inc	15,750
2,510		Berkshire Hills Bancorp, Inc	77,459
3,400		Brookline Bancorp, Inc	36,210
1,080		Cathay General Bancorp	25,650
2,290		City Holding Co	79,646
4,600		Community Bank System, Inc	112,194
523		Community Trust Bancorp, Inc	19,220
3,750		CVB Financial Corp	44,625
1,100		Dime Community Bancshares	14,630
3,130	*	Dollar Financial Corp	32,239
3,200		East West Bancorp, Inc	51,104
298		First Bancorp	5,468
4,600		First Commonwealth Financial Corp	56,948
3,740		First Financial Bancorp	46,339
1,720		First Financial Bankshares, Inc	94,961
700		First Financial Holdings, Inc	14,168
3,540		First Merchants Corp	78,623
10,814		First Niagara Financial Group, Inc	174,862
1,830		First Place Financial Corp	7,009
4,760		FirstMerit Corp	98,008
600		Flushing Financial Corp	7,176
2,500		FNB Corp	33,000
605		Greene County Bancshares, Inc	8,199
2,800		Hancock Holding Co	127,288
831		Home Bancshares, Inc	22,395
1,240		IBERIABANK Corp	59,520
900		Independent Bank Corp	23,544
2,100		International Bancshares Corp	45,843
2,140		Lakeland Bancorp, Inc	24,096
400		Lakeland Financial Corp	9,528
2,583		MainSource Financial Group, Inc	40,037
2,400		Nara Bancorp, Inc	23,592
5,116		National Penn Bancshares, Inc	74,233
2,930		NBT Bancorp, Inc	81,923
6,460	*	Net 1 UEPS Technologies, Inc	88,502
2,250		NewAlliance Bancshares, Inc	29,633
4,608		Northwest Bancorp, Inc	98,519
82		OceanFirst Financial Corp	1,361
3,000		Old National Bancorp	54,480
2,504		Old Second Bancorp, Inc	29,046
2,830		Pacific Capital Bancorp	47,770
900		PacWest Bancorp	24,210
200	*	Pinnacle Financial Partners, Inc	5,962
3,832		Prosperity Bancshares, Inc	113,389
5,942		Provident Financial Services, Inc	90,913
672		Provident New York Bancorp	8,333
1,894		Renasant Corp	32,255
1,265		Republic Bancorp, Inc (Class A)	34,408
951		S.Y. Bancorp, Inc	26,153
248		Sandy Spring Bancorp, Inc	5,414
982		SCBT Financial Corp	33,879

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

990		Sierra Bancorp	$20,790
813	*	Signature Bank	23,325
2,430		Simmons First National Corp (Class A)	71,612
800		South Financial Group, Inc	3,456
506		Southside Bancshares, Inc	11,891
3,035		Southwest Bancorp, Inc	39,334
1,300		Sterling Bancorp	18,239
8,278		Sterling Bancshares, Inc	50,330
400		Suffolk Bancorp	14,372
5,162	*	Sun Bancorp, Inc	38,663
2,360		Susquehanna Bancshares, Inc	37,548
3,260	*	SVB Financial Group	85,510
400	*	Texas Capital Bancshares, Inc	5,344
658		Tompkins Trustco, Inc	38,131
4,390		Trustmark Corp	94,780
3,777		UMB Financial Corp	185,602
3,970		Umpqua Holdings Corp	57,446
1,540		United Bankshares, Inc	51,159
3,132		United Financial Bancorp, Inc	47,418
200		Washington Trust Bancorp, Inc	3,950
1,000		WesBanco, Inc	27,210
1,440		Westamerica Bancorporation	73,656
6,312		Wilshire Bancorp, Inc	57,313

		TOTAL DEPOSITORY INSTITUTIONS	3,763,807

EATING AND DRINKING PLACES - 1.55%
2,500	*	AFC Enterprises	11,725
4,270		Bob Evans Farms, Inc	87,236
2,100	*	California Pizza Kitchen, Inc	22,512
2,240	*	CEC Entertainment, Inc	54,320
5,400	*	Cheesecake Factory	54,540
900		CKE Restaurants, Inc	7,812
23,197	*	Denny’s Corp	46,162
500	*	Einstein Noah Restaurant Group, Inc	2,875
2,160	*	Jack in the Box, Inc	47,714
3,572	*	Papa John’s International, Inc	65,832
2,270	*	PF Chang’s China Bistro, Inc	47,534
18,100		Wendy’s/Arby’s Group, Inc (Class A)	89,414

		TOTAL EATING AND DRINKING PLACES	537,676

EDUCATIONAL SERVICES - 0.45%
1,880	*	American Public Education, Inc	69,917
4,999	*	Corinthian Colleges, Inc	81,834
500	*	Learning Tree International, Inc	4,260

		TOTAL EDUCATIONAL SERVICES	156,011

ELECTRIC, GAS, AND SANITARY SERVICES - 5.18%
4,040		Avista Corp	78,295
400		Chesapeake Utilities Corp	12,592
1,260	*	Clean Harbors, Inc	79,934
8,110	*	El Paso Electric Co	146,710
600		Idacorp, Inc	17,670
900		ITC Holdings Corp	39,312
1,730		Laclede Group, Inc	81,033
400		MGE Energy, Inc	13,200
2,410		New Jersey Resources Corp	94,834

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,730		Nicor, Inc	$94,840
1,450		Northwest Natural Gas Co	64,134
5,895		NorthWestern Corp	138,356
2,010		Otter Tail Corp	46,893
1,587		Piedmont Natural Gas Co, Inc	50,260
8,263		Portland General Electric Co	160,880
1,420		South Jersey Industries, Inc	56,587
6,044		Southwest Gas Corp	152,430
5,120		UIL Holdings Corp	153,754
720		Unisource Energy Corp	21,139
2,030	*	Waste Connections, Inc	64,087
600	*	Waste Services, Inc	3,948
4,450		Westar Energy, Inc	91,270
4,020		WGL Holdings, Inc	131,414

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,793,572

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.99%
2,260		Acuity Brands, Inc	78,897
16,480	*	Amkor Technology, Inc	35,926
19,362	*	Applied Micro Circuits Corp	76,093
5,000	*	Arris Group, Inc	39,750
1,810	*	AZZ, Inc	45,431
5,630	*	Benchmark Electronics, Inc	71,895
6,620	*	BigBand Networks, Inc	36,542
2,170	*	Ceradyne, Inc	44,073
1,510	*	Checkpoint Systems, Inc	14,858
1,645	*	Comtech Telecommunications Corp	75,374
2,020		Cubic Corp	54,944
623	*	Energy Conversion Devices, Inc	15,706
6,760	*	Exide Technologies	35,760
12,300	*	GrafTech International Ltd	102,337
9,650	*	Harmonic, Inc	54,137
800	*	InterDigital, Inc	22,000
2,800		IXYS Corp	23,128
21,400	*	Lattice Semiconductor Corp	32,314
5,366		Methode Electronics, Inc	36,167
1,600	*	Microsemi Corp	20,224
5,852	*	Microtune, Inc	11,938
1,200	*	MIPS Technologies, Inc	1,332
2,680	*	Monolithic Power Systems, Inc	33,795
1,187	*	Moog, Inc (Class A)	43,409
5,748	*	Multi-Fineline Electronix, Inc	67,194
400	*	NVE Corp	10,452
4,436	*	Omnivision Technologies, Inc	23,289
2,979	*	Oplink Communications, Inc	25,619
3,099	*	OSI Systems, Inc	42,921
6,030	*	Pericom Semiconductor Corp	33,044
3,610		Plantronics, Inc	47,652
4,440	*	Plexus Corp	75,258
15,476	*	PMC - Sierra, Inc	75,213
3,865	*	Polycom, Inc	52,216
400	*	Powell Industries, Inc	11,608
24,900	*	Powerwave Technologies, Inc	12,450
1,000		Raven Industries, Inc	24,100
60,400	*	Sanmina-SCI Corp	28,388
5,060	*	Semtech Corp	57,026
19,304	*	Silicon Image, Inc	81,077
13,717	*	Silicon Storage Technology, Inc	31,412
8,250	*	Skyworks Solutions, Inc	45,705
2,450	*	Standard Microsystems Corp	40,033
944	*	Starent Networks Corp	11,262

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,789	*	Synaptics, Inc	$46,186
3,510	*	Tekelec	46,823
4,370	*	Tessera Technologies, Inc	51,916
5,100	*	Trident Microsystems, Inc	9,639
19,736	*	Triquint Semiconductor, Inc	67,892
5,440	*	TTM Technologies, Inc	28,342
700	*	Utstarcom, Inc	1,295
840	*	Viasat, Inc	20,227

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,074,269

ENGINEERING AND MANAGEMENT SERVICES - 3.38%
952	*	Ariad Pharmaceuticals, Inc	809
700		CDI Corp	9,058
7,090	*	Celera Corp	78,912
933		China Direct, Inc	1,353
500	*	comScore, Inc	6,375
400	*	CRA International, Inc	10,772
700	*	CV Therapeutics, Inc	6,447
350	*	Exelixis, Inc	1,757
2,636	*	Exponent, Inc	79,291
6,410	*	Isis Pharmaceuticals, Inc	90,894
1,030	*	Kendle International, Inc	26,492
200	*	LECG Corp	1,342
1,912	*	Luminex Corp	40,840
2,040		MAXIMUS, Inc	71,624
1,000	*	Maxygen, Inc	8,920
1,698	*	Michael Baker Corp	62,673
2,630	*	Myriad Genetics, Inc	174,264
2,570	*	Omnicell, Inc	31,380
3,432	*	PRG-Schultz International, Inc	14,003
5,770	*	Regeneron Pharmaceuticals, Inc	105,937
5,403	*	Seattle Genetics, Inc	48,303
3,050	*	Sequenom, Inc	60,512
2,323	*	Tetra Tech, Inc	56,100
3,829		Watson Wyatt & Co Holdings (Class A)	183,102

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,171,160

FABRICATED METAL PRODUCTS - 1.16%
5,073	*	Chart Industries, Inc	53,926
3,670		CIRCOR International, Inc	100,925
3,569		Gulf Island Fabrication, Inc	51,429
2,000		Insteel Industries, Inc	22,580
4,733		Mueller Water Products, Inc (Class A)	39,757
1,970	*	NCI Building Systems, Inc	32,111
1,800		Silgan Holdings, Inc	86,058
500		Sun Hydraulics Corp	9,420
4,000	*	Trimas Corp	5,520

		TOTAL FABRICATED METAL PRODUCTS	401,726

FOOD AND KINDRED PRODUCTS - 1.25%
100	*	Central Garden & Pet Co	586
15,026	*	Darling International, Inc	82,493
1,210		Diamond Foods, Inc	24,382
3,290		Flowers Foods, Inc	80,144
1,301		J&J Snack Foods Corp	46,680
1,240		National Beverage Corp	11,160
600	*	Omega Protein Corp	2,406
3,140	*	Ralcorp Holdings, Inc	183,376

		TOTAL FOOD AND KINDRED PRODUCTS	431,227

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD STORES - 0.77%
540		Ingles Markets, Inc (Class A)	$9,499
4,100	*	Pantry, Inc	87,945
5,485		Ruddick Corp	151,660
330		Village Super Market (Class A)	18,939

		TOTAL FOOD STORES	268,043

FURNITURE AND FIXTURES - 0.33%
3,823		Herman Miller, Inc	49,813
2,840		HNI Corp	44,986
2,273		Kimball International, Inc (Class B)	19,571

		TOTAL FURNITURE AND FIXTURES	114,370

FURNITURE AND HOME FURNISHINGS STORES - 0.26%
1,600	*	hhgregg, Inc	13,888
8,310		Knoll, Inc	74,956

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	88,844

GENERAL BUILDING CONTRACTORS - 0.60%
960		Brookfield Homes Corp	4,147
3,000	*	Hovnanian Enterprises, Inc (Class A)	5,160
1,000		M/I Homes, Inc	10,540
1,700	*	Meritage Homes Corp	20,689
800	*	Palm Harbor Homes, Inc	3,984
4,420	*	Perini Corp	103,340
2,721		Ryland Group, Inc	48,080
6,800	*	Standard-Pacific Corp	12,104

		TOTAL GENERAL BUILDING CONTRACTORS	208,044

GENERAL MERCHANDISE STORES - 0.47%
4,280		Casey’s General Stores, Inc	97,455
3,841	*	Conn’s, Inc	32,572
3,800		Dillard’s, Inc (Class A)	15,086
5,000	*	Retail Ventures, Inc	17,350

		TOTAL GENERAL MERCHANDISE STORES	162,463

HEALTH SERVICES - 1.16%
830	*	Amedisys, Inc	34,312
310	*	Amsurg Corp	7,235
4,180	*	CryoLife, Inc	40,588
1,400	*	Genoptix, Inc	47,712
1,000	*	Healthsouth Corp	10,960
4,000	*	Immunomedics, Inc	6,800
900	*	Kindred Healthcare, Inc	11,718
1,404	*	Life Sciences Research, Inc	13,198
3,790	*	Magellan Health Services, Inc	148,416
2,600	*	Nighthawk Radiology Holdings, Inc	12,636
417	*	Odyssey HealthCare, Inc	3,857
1,670	*	Psychiatric Solutions, Inc	46,510
2,250	*	Skilled Healthcare Group, Inc (Class A)	18,990

		TOTAL HEALTH SERVICES	402,932

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.68%
2,530		Granite Construction, Inc	111,143
1,840	*	LB Foster Co (Class A)	57,555
7,117	*	Matrix Service Co	54,587
600	*	Sterling Construction Co, Inc	11,124

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	234,409

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 6.26%
1,927		Agree Realty Corp	$34,937
1,869		Anthracite Capital, Inc	4,168
6,310		Anworth Mortgage Asset Corp	40,573
7,680		Ashford Hospitality Trust, Inc	8,832
2,000		Associated Estates Realty Corp	18,260
1,800		BioMed Realty Trust, Inc	21,096
8,221		Capital Lease Funding, Inc	14,222
7,950		Capstead Mortgage Corp	85,622
2,350		Cedar Shopping Centers, Inc	16,638
4,370		Corporate Office Properties Trust	134,158
2,000		Cousins Properties, Inc	27,700
5,600		DCT Industrial Trust, Inc	28,336
1,910		DiamondRock Hospitality Co	9,684
1,720		EastGroup Properties, Inc	61,198
4,900		Education Realty Trust, Inc	25,578
1,000		Entertainment Properties Trust	29,800
2,470		Equity Lifestyle Properties, Inc	94,749
2,260		Extra Space Storage, Inc	23,323
5,000		FelCor Lodging Trust, Inc	9,200
1,840		First Potomac Realty Trust	17,112
1,894		Getty Realty Corp	39,888
2,000		Healthcare Realty Trust, Inc	46,960
6,910		Hersha Hospitality Trust	20,730
2,100		Highwoods Properties, Inc	57,456
2,058		Home Properties, Inc	83,555
1,000		iShares Russell 2000 Index Fund	49,270
4,247		JER Investors Trust, Inc	3,950
3,000		Kite Realty Group Trust	16,680
3,464		Lexington Corporate Properties Trust	17,320
1,000		LTC Properties, Inc	20,280
11,150		MFA Mortgage Investments, Inc	65,674
3,512		Mid-America Apartment Communities, Inc	130,505
2,210		Mission West Properties, Inc	16,907
2,885		National Retail Properties, Inc	49,593
4,680		NorthStar Realty Finance Corp	18,299
2,320		Omega Healthcare Investors, Inc	37,050
3,330		One Liberty Properties, Inc	29,304
3,204		Pennsylvania Real Estate Investment Trust	23,870
3,200		Potlatch Corp	83,232
1,610		Prospect Capital Corp	19,272
3,125		PS Business Parks, Inc	139,562
4,600		Realty Income Corp	106,490
420		Saul Centers, Inc	16,590
7,040		Senior Housing Properties Trust	126,157
1,436		Sovran Self Storage, Inc	51,696
5,000		Strategic Hotels & Resorts, Inc	8,400
354		Sun Communities, Inc	4,956
5,702		Sunstone Hotel Investors, Inc	35,295
870		Tanger Factory Outlet Centers, Inc	32,729
1,440		Urstadt Biddle Properties, Inc (Class A)	22,939
3,050		Washington Real Estate Investment Trust	86,315

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,166,110

HOTELS AND OTHER LODGING PLACES - 0.20%
1,000	*	Isle of Capri Casinos, Inc	3,200
700	*	Riviera Holdings Corp	2,100
2,400	*	Vail Resorts, Inc	63,840

		TOTAL HOTELS AND OTHER LODGING PLACES	69,140

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.38%
2,840		Actuant Corp (Class A)	$54,017
900		Alamo Group, Inc	13,455
4,550	*	Altra Holdings, Inc	35,991
2,903		Ampco-Pittsburgh Corp	62,995
1,050		Black Box Corp	27,426
800	*	Bolt Technology Corp	5,568
17,253	*	Cirrus Logic, Inc	46,238
2,817	*	Columbus McKinnon Corp	38,452
5,265	*	Emulex Corp	36,750
3,658	*	ENGlobal Corp	11,889
4,101	*	EnPro Industries, Inc	88,335
8,300	*	Entegris, Inc	18,177
24,510	*	Extreme Networks, Inc	57,353
540		Graham Corp	5,843
2,560	*	Intermec, Inc	33,997
400	*	Kadant, Inc	5,392
3,170	*	Kulicke & Soffa Industries, Inc	5,389
870		Lindsay Manufacturing Co	27,657
4,590	*	Micros Systems, Inc	74,909
361		Nacco Industries, Inc (Class A)	13,505
8,305	*	Netezza Corp	55,145
2,780	*	Netgear, Inc	31,720
1,200		NN, Inc	2,748
860		Nordson Corp	27,769
5,590	*	Riverbed Technology, Inc	63,670
5,430		Robbins & Myers, Inc	87,803
3,770		Sauer-Danfoss, Inc	32,988
2,500	*	Scansource, Inc	48,175
1,010		Standex International Corp	20,038
2,970	*	Super Micro Computer, Inc	18,800
1,000	*	T-3 Energy Services, Inc	9,440
4,110	*	VeriFone Holdings, Inc	20,139
3,800		Woodward Governor Co	87,476

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,169,249

INSTRUMENTS AND RELATED PRODUCTS - 5.49%
700	*	Accuray, Inc	3,612
3,740	*	American Medical Systems Holdings, Inc	33,623
1,050		Analogic Corp	28,644
1,300	*	Angiodynamics, Inc	17,797
1,190	*	Bio-Rad Laboratories, Inc (Class A)	89,619
4,321	*	Cantel Medical Corp	63,389
1,500	*	Coherent, Inc	32,190
4,760	*	Conmed Corp	113,954
3,920	*	Cynosure, Inc (Class A)	35,790
1,150	*	Dionex Corp	51,578
800	*	Esterline Technologies Corp	30,312
600	*	Exactech, Inc	10,104
3,505	*	Fossil, Inc	58,534
940	*	Haemonetics Corp	53,110
4,161	*	I-Flow Corp	19,973
3,080	*	II-VI, Inc	58,797
3,260		Invacare Corp	50,595
6,800	*	ION Geophysical Corp	23,324
2,718	*	Kensey Nash Corp	52,756
900	*	LaBarge, Inc	12,915
5,989	*	Lydall, Inc	34,437
3,240	*	Masimo Corp	96,649
300	*	Medical Action Industries, Inc	3,000
4,720	*	Merit Medical Systems, Inc	84,630
5,310		Movado Group, Inc	49,861

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,867		MTS Systems Corp	$76,377
1,977	*	NuVasive, Inc	68,503
1,900	*	NxStage Medical, Inc	5,073
710	*	Rofin-Sinar Technologies, Inc	14,612
1,200	*	Sirona Dental Systems, Inc	12,600
600	*	SonoSite, Inc	11,448
5,910		STERIS Corp	141,189
2,892	*	Teledyne Technologies, Inc	128,838
3,600	*	Thoratec Corp	116,963
3,223	*	Varian, Inc	108,003
2,411	*	Vivus, Inc	12,827
1,800	*	Vnus Medical Technologies, Inc	29,196
300	*	Volcano Corp	4,500
700	*	Wright Medical Group, Inc	14,301
2,297	*	Zoll Medical Corp	43,390
400	*	Zygo Corp	2,764

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,899,777

INSURANCE AGENTS, BROKERS AND SERVICE - 0.22%
5,230	*	Crawford & Co (Class B)	76,044

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	76,044

INSURANCE CARRIERS - 5.76%
5,400	*	AMERIGROUP Corp	159,408
6,030	*	Amerisafe, Inc	123,796
1,311	*	Argo Group International Holdings Ltd	44,469
8,238		Aspen Insurance Holdings Ltd	199,772
2,540		Assured Guaranty Ltd	28,956
1,290		Castlepoint Holdings Ltd	17,492
2,630	*	Catalyst Health Solutions, Inc	64,041
5,424	*	Centene Corp	106,907
4,330	*	CNA Surety Corp	83,136
3,560		Delphi Financial Group, Inc (Class A)	65,646
3,970	*	Hallmark Financial Services	34,817
6,500	*	Healthspring, Inc	129,805
1,320		IPC Holdings Ltd	39,468
982		Max Re Capital Ltd	17,381
14,241		Meadowbrook Insurance Group, Inc	91,712
2,785	*	Molina Healthcare, Inc	49,044
200		National Interstate Corp	3,574
506	*	Navigators Group, Inc	27,784
3,570		Odyssey Re Holdings Corp	184,962
4,690		Platinum Underwriters Holdings Ltd	169,215
1,500	*	PMA Capital Corp (Class A)	10,620
10,900		PMI Group, Inc	21,255
200		Presidential Life Corp	1,978
500	*	ProAssurance Corp	26,390
3,400		Radian Group, Inc	12,512
1,900	*	SeaBright Insurance Holdings, Inc	22,306
600		Tower Group, Inc	16,926
1,831	*	Triple-S Management Corp (Class B)	21,057
7,275	*	Universal American Financial Corp	64,166
5,940		Validus Holdings Ltd	155,390

		TOTAL INSURANCE CARRIERS	1,993,985

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

LEATHER AND LEATHER PRODUCTS - 0.44%
1,700	*	Genesco, Inc	$28,764
1,900	*	Steven Madden Ltd	40,508
3,980		Wolverine World Wide, Inc	83,739

		TOTAL LEATHER AND LEATHER PRODUCTS	153,011

LEGAL SERVICES - 0.12%
1,154	*	Pre-Paid Legal Services, Inc	43,033

		TOTAL LEGAL SERVICES	43,033

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.30%
2,840	*	Emergency Medical Services Corp (Class A)	103,972

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	103,972

METAL MINING - 0.32%
200	*	Apex Silver Mines Ltd	196
9,179	*	Rosetta Resources, Inc	64,987
900		Royal Gold, Inc	44,289

		TOTAL METAL MINING	109,472

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
9,210		Callaway Golf Co	85,561
3,830	*	Jakks Pacific, Inc	79,013
730	*	RC2 Corp	7,789

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	172,363

MISCELLANEOUS RETAIL - 1.18%
11,640	*	1-800-FLOWERS.COM, Inc (Class A)	44,465
1,200	*	Bidz.com, Inc	5,520
2,490		Cash America International, Inc	68,101
7,204	*	Ezcorp, Inc (Class A)	109,572
3,580	*	Fuqi International, Inc	22,411
2,600	*	Jo-Ann Stores, Inc	40,274
2,100	*	PC Connection, Inc	10,752
4,515		Systemax, Inc	48,627
1,563		World Fuel Services Corp	57,831

		TOTAL MISCELLANEOUS RETAIL	407,553

MOTION PICTURES - 0.38%
31,819	*	Blockbuster, Inc (Class A)	40,092
2,915		Cinemark Holdings, Inc	21,658
8,300	*	tw telecom inc (Class A)	70,301

		TOTAL MOTION PICTURES	132,051

NONDEPOSITORY INSTITUTIONS - 0.54%
10,363		Advance America Cash Advance Centers, Inc	19,586
2,393		Apollo Investment Corp	22,279
4,150		Ares Capital Corp	26,270
200	b*	DVI, Inc	0
500	*	Encore Capital Group, Inc	3,600
1,800		Kohlberg Capital Corp	6,552
1,100	*	Mitcham Industries, Inc	4,367
1,200		Patriot Capital Funding, Inc	4,368
11,753	*	thinkorswim Group, Inc	66,052
1,740	*	World Acceptance Corp	34,382

		TOTAL NONDEPOSITORY INSTITUTIONS	187,456

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.34%
1,980		Compass Minerals International, Inc	$116,147

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	116,147

OIL AND GAS EXTRACTION - 2.82%
1,600	*	Abraxas Petroleum Corp	1,152
1,100	*	Approach Resources, Inc	8,041
7,150	*	Basic Energy Services, Inc	93,236
2,070	*	Bill Barrett Corp	43,739
2,220	*	Clayton Williams Energy, Inc	100,877
1,890	*	Complete Production Services, Inc	15,404
2,584	*	Comstock Resources, Inc	122,093
3,210	*	Concho Resources, Inc	73,252
1,991	*	Dawson Geophysical Co	35,460
20,272	*	Endeavour International Corp	10,136
11,010	*	Energy Partners Ltd	14,864
6,037		Energy XXI Bermuda Ltd	4,769
3,000	*	EXCO Resources, Inc	27,180
1,300	*	Georesources, Inc	11,297
1,570	*	Goodrich Petroleum Corp	47,022
400	*	Gulfport Energy Corp	1,580
5,694	*	McMoRan Exploration Co	55,801
8,700	*	Meridian Resource Corp	4,959
300		Panhandle Oil and Gas, Inc (Class A)	5,400
719		Penn Virginia Corp	18,680
200	m,v	Petrocorp, Inc	0
1,600	*	Petroleum Development Corp	38,512
4,018	*	Petroquest Energy, Inc	27,162
2,800	*	Pioneer Drilling Co	15,596
3,140	*	Stone Energy Corp	34,603
1,219	*	Swift Energy Co	20,491
1,600	*	Union Drilling, Inc	8,304
14,480	*	Vaalco Energy, Inc	107,730
3,440	*	Willbros Group, Inc	29,137

		TOTAL OIL AND GAS EXTRACTION	976,477

PAPER AND ALLIED PRODUCTS - 0.29%
2,373	*	Buckeye Technologies, Inc	8,638
2,687		Rock-Tenn Co (Class A)	91,841

		TOTAL PAPER AND ALLIED PRODUCTS	100,479

PERSONAL SERVICES - 0.30%
6,180		Regis Corp	89,795
500	*	Steiner Leisure Ltd	14,760

		TOTAL PERSONAL SERVICES	104,555

PETROLEUM AND COAL PRODUCTS - 0.44%
3,621	*	CVR Energy, Inc	14,484
20,801	*	Gran Tierra Energy, Inc	58,243
1,984		Quaker Chemical Corp	32,637
6,000		Western Refining, Inc	46,560

		TOTAL PETROLEUM AND COAL PRODUCTS	151,924

PRIMARY METAL INDUSTRIES - 1.02%
3,520		Belden CDT, Inc	73,498
1,730		Gibraltar Industries, Inc	20,656
1,536	*	Haynes International, Inc	37,816
1,063		Matthews International Corp (Class A)	38,991

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,510		Mueller Industries, Inc	$113,111
990		Olympic Steel, Inc	20,166
4,440		Worthington Industries, Inc	48,929

		TOTAL PRIMARY METAL INDUSTRIES	353,167

PRINTING AND PUBLISHING - 0.62%
800	*	ACCO Brands Corp	2,760
4,380		Bowne & Co, Inc	25,754
2,360	*	Consolidated Graphics, Inc	53,430
100		CSS Industries, Inc	1,774
5,470		Ennis, Inc	66,242
3,430		Standard Register Co	30,630
6,480	*	Valassis Communications, Inc	8,554
1,410	*	VistaPrint Ltd	26,240

		TOTAL PRINTING AND PUBLISHING	215,384

RAILROAD TRANSPORTATION - 0.17%
1,900	*	Genesee & Wyoming, Inc (Class A)	57,950

		TOTAL RAILROAD TRANSPORTATION	57,950

REAL ESTATE - 0.10%
5,200	*	LoopNet, Inc	35,464

		TOTAL REAL ESTATE	35,464

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.81%
790	*	Deckers Outdoor Corp	63,097
4,680		Schulman (A.), Inc	79,560
3,360		Titan International, Inc	27,720
4,810		Tupperware Corp	109,187

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	279,564

SECURITY AND COMMODITY BROKERS - 1.63%
2,670	*	Duff & Phelps Corp	51,050
318		Evercore Partners, Inc (Class A)	3,972
1,850		GAMCO Investors, Inc (Class A)	50,542
12,900		GFI Group, Inc	45,666
400		Greenhill & Co, Inc	27,908
1,670	*	Interactive Brokers Group, Inc (Class A)	29,876
6,230	*	Knight Capital Group, Inc (Class A)	100,615
1,000		optionsXpress Holdings, Inc	13,360
1,400	*	Piper Jaffray Cos	55,664
1,940	*	Stifel Financial Corp	88,949
5,088		SWS Group, Inc	96,418

		TOTAL SECURITY AND COMMODITY BROKERS	564,020

SOCIAL SERVICES - 0.01%
189	*	Res-Care, Inc	2,839

		TOTAL SOCIAL SERVICES	2,839

SPECIAL TRADE CONTRACTORS - 0.95%
999	*	AsiaInfo Holdings, Inc	11,828
500		Chemed Corp	19,885
8,980		Comfort Systems USA, Inc	95,727

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,759	*	Dycom Industries, Inc	$22,679
6,610	*	EMCOR Group, Inc	148,262
1,200	*	Layne Christensen Co	28,812

		TOTAL SPECIAL TRADE CONTRACTORS	327,193

STONE, CLAY, AND GLASS PRODUCTS - 0.31%
3,620		Apogee Enterprises, Inc	37,503
1,580	*	Cabot Microelectronics Corp	41,191
830		CARBO Ceramics, Inc	29,490

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	108,184

TRANSPORTATION BY AIR - 1.37%
10,690	*	Airtran Holdings, Inc	47,464
3,300	*	Alaska Air Group, Inc	96,525
8,783	*	Hawaiian Holdings, Inc	56,036
100	*	PHI, Inc	1,401
7,670		Skywest, Inc	142,662
8,520		UAL Corp	93,890
4,500	*	US Airways Group, Inc	34,785

		TOTAL TRANSPORTATION BY AIR	472,763

TRANSPORTATION EQUIPMENT - 2.30%
7,603		ArvinMeritor, Inc	21,669
1,750	*	ATC Technology Corp	25,603
12,992		Brunswick Corp	54,696
3,550	*	Cogo Group, Inc	17,253
1,570		Ducommun, Inc	26,219
1,400	*	Fuel Systems Solutions, Inc	45,864
2,900	*	Hayes Lemmerz International, Inc	1,305
2,784		Heico Corp	108,103
6,700	*	Lear Corp	9,447
600	*	LMI Aerospace, Inc	6,822
2,100	*	Orbital Sciences Corp	41,013
3,140		Polaris Industries, Inc	89,961
2,200		Spartan Motors, Inc	10,406
3,005	*	Tenneco, Inc	8,865
1,530	*	TransDigm Group, Inc	51,362
3,020		Triumph Group, Inc	128,229
3,780		Westinghouse Air Brake Technologies Corp	150,254

		TOTAL TRANSPORTATION EQUIPMENT	797,071

TRANSPORTATION SERVICES - 0.45%
500	*	Dynamex, Inc	7,375
3,368	*	HUB Group, Inc (Class A)	89,353
5,640		Pacer International, Inc	58,825

		TOTAL TRANSPORTATION SERVICES	155,553

TRUCKING AND WAREHOUSING - 0.81%
2,694		Arkansas Best Corp	81,116
1,520	*	Marten Transport Ltd	28,819
2,480	*	Old Dominion Freight Line	70,581
3,372	*	Saia, Inc	36,620
3,590		Werner Enterprises, Inc	62,251

		TOTAL TRUCKING AND WAREHOUSING	279,387

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.31%
2,300		Genco Shipping & Trading Ltd	$34,040
820		Nordic American Tanker Shipping	27,675
3,930		Ship Finance International Ltd	43,427
1,000	*	Ultrapetrol Bahamas Ltd	3,190

		TOTAL WATER TRANSPORTATION	108,332

WHOLESALE TRADE-DURABLE GOODS - 1.51%
4,891		Applied Industrial Technologies, Inc	92,538
4,300	*	Beacon Roofing Supply, Inc	59,684
1,830		Castle (A.M.) & Co	19,819
2,595		Houston Wire & Cable Co	24,159
5,520	*	Insight Enterprises, Inc	38,088
1,466	*	MWI Veterinary Supply, Inc	39,523
3,130		Owens & Minor, Inc	117,845
5,078	*	PSS World Medical, Inc	95,568
1,400	*	Solera Holdings, Inc	33,740

		TOTAL WHOLESALE TRADE-DURABLE GOODS	520,964

WHOLESALE TRADE-NONDURABLE GOODS - 1.48%
12,000	*	Alliance One International, Inc	35,280
4,000		Allscripts Healthcare Solutions, Inc	39,680
2,320		Andersons, Inc	38,234
914	*	Clearwater Paper Corp	7,668
1,250	*	Fresh Del Monte Produce, Inc	28,025
3,923	*	LSB Industries, Inc	32,639
800		Nash Finch Co	35,912
4,644		Nu Skin Enterprises, Inc (Class A)	48,437
2,457	*	Perry Ellis International, Inc	15,577
2,923		Spartan Stores, Inc	67,960
2,500	*	Tractor Supply Co	90,350
1,720	*	United Stationers, Inc	57,603
1,510	*	Volcom, Inc	16,459

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	513,824

		TOTAL COMMON STOCKS (Cost $44,714,392)	34,601,097

		TOTAL PORTFOLIO - 99.98% (Cost $44,714,392)	34,601,097
		OTHER ASSETS & LIABILITIES, NET - 0.02%	7,803

		NET ASSETS - 100.00%	$34,608,900

*	Non-income producing

b	In bankruptcy

m	Indicates a security that has been deemed illiquid.

v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

The value of this security amounted to $0.00 which represents 0.00% of net assets.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS

December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.65%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
439	*	Chiquita Brands International, Inc	$6,488

		TOTAL AGRICULTURAL PRODUCTION-CROPS	6,488

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
200		Cal-Maine Foods, Inc	5,740
4		Seaboard Corp	4,776

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	10,516

AGRICULTURAL SERVICES - 0.00%**
130	*	Cadiz, Inc	1,626

		TOTAL AGRICULTURAL SERVICES	1,626

AMUSEMENT AND RECREATION SERVICES - 0.52%
604	*	Bally Technologies, Inc	14,514
134		Churchill Downs, Inc	5,416
267		Dover Downs Gaming & Entertainment, Inc	849
338		International Speedway Corp (Class A)	9,711
387	*	Life Time Fitness, Inc	5,012
749	*	Live Nation, Inc	4,299
843	*	Penn National Gaming, Inc	18,023
793	*	Pinnacle Entertainment, Inc	6,090
1,200	*	Six Flags, Inc	372
164		Speedway Motorsports, Inc	2,642
382	*	Ticketmaster	2,452
178	*	Town Sports International Holdings, Inc	568
21,878		Walt Disney Co	496,412
675		Warner Music Group Corp	2,039
500	*	WMS Industries, Inc	13,450
251		World Wrestling Entertainment, Inc (Class A)	2,781

		TOTAL AMUSEMENT AND RECREATION SERVICES	584,630

APPAREL AND ACCESSORY STORES - 0.46%
944		Abercrombie & Fitch Co (Class A)	21,778
763	*	Aeropostale, Inc	12,284
374	*	American Apparel, Inc	744
1,966		American Eagle Outfitters, Inc	18,402
671	*	AnnTaylor Stores Corp	3,872
380		Bebe Stores, Inc	2,839
482		Brown Shoe Co, Inc	4,083
310		Buckle, Inc	6,764
300	*	Cache, Inc	606
638	*	Carter’s, Inc	12,288
318	*	Casual Male Retail Group, Inc	165
325		Cato Corp (Class A)	4,908
270	*	Charlotte Russe Holding, Inc	1,752
1,400	*	Charming Shoppes, Inc	3,416
1,896	*	Chico’s FAS, Inc	7,925
222	*	Children’s Place Retail Stores, Inc	4,813
390		Christopher & Banks Corp	2,184

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

380	*	Citi Trends, Inc	$5,594
733	*	Collective Brands, Inc	8,591
600	*	Dress Barn, Inc	6,444
200	*	DSW, Inc (Class A)	2,492
681		Finish Line, Inc (Class A)	3,814
1,692		Foot Locker, Inc	12,419
5,541		Gap, Inc	74,193
1,034	*	Hanesbrands, Inc	13,184
450	*	HOT Topic, Inc	4,172
510	*	J Crew Group, Inc	6,222
180	*	JOS A Bank Clothiers, Inc	4,707
3,505	*	Kohl’s Corp	126,880
3,240		Limited Brands, Inc	32,530
512	*	New York & Co, Inc	1,188
2,071		Nordstrom, Inc	27,565
675	*	Pacific Sunwear Of California, Inc	1,073
1,561		Ross Stores, Inc	46,409
66	*	Shoe Carnival, Inc	630
411		Stage Stores, Inc	3,391
232		Talbots, Inc	554
359	*	Tween Brands, Inc	1,551
311	*	Under Armour, Inc (Class A)	7,414
1,238	*	Urban Outfitters, Inc	18,545
1,045	*	Wet Seal, Inc (Class A)	3,104

		TOTAL APPAREL AND ACCESSORY STORES	521,489

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
165		Columbia Sportswear Co	5,836
340	*	G-III Apparel Group Ltd	2,173
686		Guess ?, Inc	10,530
323	*	Gymboree Corp	8,427
984		Jones Apparel Group, Inc	5,766
1,079		Liz Claiborne, Inc	2,805
150	*	Lululemon Athletica, Inc	1,190
300	*	Maidenform Brands, Inc	3,045
583		Phillips-Van Heusen Corp	11,736
663		Polo Ralph Lauren Corp (Class A)	30,107
1,365	*	Quiksilver, Inc	2,512
141	*	True Religion Apparel, Inc	1,754
995		VF Corp	54,496
488	*	Warnaco Group, Inc	9,579

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	149,956

AUTO REPAIR, SERVICES AND PARKING - 0.06%
100	*	Amerco, Inc	3,453
268	*	Dollar Thrifty Automotive Group, Inc	292
3,615	*	Hertz Global Holdings, Inc	18,328
251	*	Midas, Inc	2,633
349		Monro Muffler, Inc	8,900
655		Ryder System, Inc	25,401
97	*	Standard Parking Corp	1,876
400	*	Wright Express Corp	5,040

		TOTAL AUTO REPAIR, SERVICES AND PARKING	65,923

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
1,084		Advance Auto Parts	36,477
359		Asbury Automotive Group, Inc	1,641
1,314	*	Autonation, Inc	12,982

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

467	*	Autozone, Inc	$65,131
2,342	*	Carmax, Inc	18,455
763	*	Copart, Inc	20,746
200	*	MarineMax, Inc	678
1,525	*	O’Reilly Automotive, Inc	46,879
570		Penske Auto Group, Inc	4,378
333	*	Rush Enterprises, Inc (Class A)	2,854
287		Sonic Automotive, Inc (Class A)	1,142

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	211,363

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.76%
200	*	Builders FirstSource, Inc	306
1,436		Fastenal Co	50,045
19,358		Home Depot, Inc	445,621
16,631		Lowe’s Cos, Inc	357,899

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	853,871

BUSINESS SERVICES - 6.58%
4,200	*	3Com Corp	9,576
128	*	3D Systems Corp	1,016
556		Aaron Rents, Inc	14,801
474		ABM Industries, Inc	9,030
400	*	ACI Worldwide, Inc	6,360
6,636	*	Activision Blizzard, Inc	57,335
620	*	Actuate Corp	1,835
741		Acxiom Corp	6,010
200		Administaff, Inc	4,336
6,150	*	Adobe Systems, Inc	130,933
300	*	Advent Software, Inc	5,991
1,024	*	Affiliated Computer Services, Inc (Class A)	47,053
349		Aircastle Ltd	1,668
1,807	*	Akamai Technologies, Inc	27,268
763	*	Alliance Data Systems Corp	35,502
2,332	*	Amdocs Ltd	42,652
412	*	American Reprographics Co	2,843
357	*	AMN Healthcare Services, Inc	3,020
903	*	Ansys, Inc	25,185
410		Arbitron, Inc	5,445
968	*	Ariba, Inc	6,979
1,213	*	Art Technology Group, Inc	2,341
96		Asset Acceptance Capital Corp	491
234	*	athenahealth, Inc	8,803
2,655	*	Autodesk, Inc	52,171
5,962		Automatic Data Processing, Inc	234,544
1,088	*	Avis Budget Group, Inc	762
484	*	Avocent Corp	8,668
140	*	Bankrate, Inc	5,320
248		BGC Partners, Inc (Class A)	684
479		Blackbaud, Inc	6,467
353	*	Blackboard, Inc	9,259
390	*	Blue Coat Systems, Inc	3,276
2,197	*	BMC Software, Inc	59,121
300	*	Bottomline Technologies, Inc	2,130
797	*	BPZ Energy, Inc	5,101
549		Brady Corp (Class A)	13,149
477		Brink’s Co	12,822
477	*	Brink’s Home Security Holdings, Inc	10,456
4,485		CA, Inc	83,106

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

357	*	CACI International, Inc (Class A)	$16,097
3,072	*	Cadence Design Systems, Inc	11,244
333	*	Callidus Software, Inc	996
161	*	Capella Education Co	9,460
342	*	Cavium Networks, Inc	3,594
854	*	CBIZ, Inc	7,387
768	*	Cerner Corp	29,530
338	*	Chordiant Software, Inc	899
532	*	Ciber, Inc	2,559
2,090	*	Citrix Systems, Inc	49,261
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	2,460
118	*	Clinical Data, Inc	1,050
706	*	Cogent Communications Group, Inc	4,610
473	*	Cogent, Inc	6,419
459		Cognex Corp	6,793
3,324	*	Cognizant Technology Solutions Corp (Class A)	60,031
487	*	Commvault Systems, Inc	6,531
227		Compass Diversified Trust	2,554
165	*	Compellent Technologies, Inc	1,605
65		Computer Programs & Systems, Inc	1,742
1,718	*	Computer Sciences Corp	60,371
3,298	*	Compuware Corp	22,262
100	*	COMSYS IT Partners, Inc	224
491	*	Concur Technologies, Inc	16,115
234	*	Constant Contact, Inc	3,101
1,409	*	Convergys Corp	9,032
222	*	CoStar Group, Inc	7,313
485	*	CSG Systems International, Inc	8,473
843	*	Cybersource Corp	10,108
377	*	Data Domain, Inc	7,088
485	*	DealerTrack Holdings, Inc	5,767
567		Deluxe Corp	8,482
453	*	Digital River, Inc	11,234
259	*	DivX, Inc	1,355
64	*	DMRC Corp	641
202	*	Double-Take Software, Inc	1,812
509	*	DST Systems, Inc	19,332
372	*	DynCorp International, Inc (Class A)	5,643
1,405	*	Earthlink, Inc	9,498
12,604	*	eBay, Inc	175,951
72	*	Ebix, Inc	1,721
330	*	Echelon Corp	2,690
621	*	Eclipsys Corp	8,812
248		Electro Rent Corp	2,768
3,624	*	Electronic Arts, Inc	58,129
630	*	Electronics for Imaging, Inc	6,023
714	*	Entrust, Inc	1,128
698	*	Epicor Software Corp	3,350
405	*	EPIQ Systems, Inc	6,768
1,500		Equifax, Inc	39,780
1,464	*	Evergreen Energy, Inc	425
250	*	ExlService Holdings, Inc	2,143
2,359	*	Expedia, Inc	19,438
920	*	F5 Networks, Inc	21,031
486		Factset Research Systems, Inc	21,501
659		Fair Isaac Corp	11,111
313	*	FalconStor Software, Inc	870
2,182		Fidelity National Information Services, Inc	35,501

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

113	*	First Advantage Corp (Class A)	$1,599
1,865	*	Fiserv, Inc	67,830
178	*	Forrester Research, Inc	5,021
739	*	Gartner, Inc	13,176
244	*	Gerber Scientific, Inc	1,247
252		Gevity HR, Inc	381
362	*	Global Cash Access, Inc	804
175	*	Global Sources Ltd	954
2,714	*	Google, Inc (Class A)	834,961
180	*	H&E Equipment Services, Inc	1,388
476	*	Hackett Group, Inc	1,390
740		Healthcare Services Group	11,788
310		Heartland Payment Systems, Inc	5,425
200		Heidrick & Struggles International, Inc	4,308
1,052	*	HLTH Corp	11,004
227	*	HMS Holdings Corp	7,155
326	*	Hudson Highland Group, Inc	1,092
570	*	Hypercom Corp	616
400	*	i2 Technologies, Inc	2,556
213	*	iGate Corp	1,387
492	*	IHS, Inc (Class A)	18,411
2,061		IMS Health, Inc	31,245
311		infoGROUP, Inc	1,474
974	*	Informatica Corp	13,373
367		Infospace, Inc	2,771
259	*	Innerworkings, Inc	1,696
174	*	Integral Systems, Inc	2,097
387		Interactive Data Corp	9,543
144	*	Interactive Intelligence, Inc	923
538	*	Internap Network Services Corp	1,345
405	*	Internet Capital Group, Inc	2,207
5,198	*	Interpublic Group of Cos, Inc	20,584
401	*	Interwoven, Inc	5,053
3,650	*	Intuit, Inc	86,833
377	*	inVentiv Health, Inc	4,351
2,090	*	Iron Mountain, Inc	51,686
800		Jack Henry & Associates, Inc	15,528
245	*	JDA Software Group, Inc	3,217
5,853	*	Juniper Networks, Inc	102,485
300		Kelly Services, Inc (Class A)	3,903
276	*	Kenexa Corp	2,202
168	*	Keynote Systems, Inc	1,295
271	*	Kforce, Inc	2,081
298	*	Knot, Inc	2,479
500	*	Korn/Ferry International	5,710
905		Lamar Advertising Co (Class A)	11,367
1,343	*	Lawson Software, Inc	6,366
1,850	*	Limelight Networks, Inc	4,533
163	*	Liquidity Services, Inc	1,358
570	*	Magma Design Automation, Inc	581
311	*	Manhattan Associates, Inc	4,917
925		Manpower, Inc	31,441
309	*	Mantech International Corp (Class A)	16,745
206		Marchex, Inc (Class B)	1,201
844		Mastercard, Inc (Class A)	120,632
1,833	*	McAfee, Inc	63,367
1,031	*	Mentor Graphics Corp	5,330
91,579		Microsoft Corp	1,780,295

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100	*	MicroStrategy, Inc (Class A)	$3,713
300	*	Midway Games, Inc	57
529	*	MODUSLINK GLOBAL SOLUTIONS,Inc	1,529
165	*	Monotype Imaging Holdings, Inc	957
1,346	*	Monster Worldwide, Inc	16,273
3,079	*	Move, Inc	4,926
1,117	*	MPS Group, Inc	8,411
477	*	MSC.Software Corp	3,186
74	*	NCI, Inc (Class A)	2,230
2,098	*	NCR Corp	29,666
400	*	Ness Technologies, Inc	1,712
510	*	NetFlix, Inc	15,244
341	*	Netscout Systems, Inc	2,939
310		NIC, Inc	1,426
4,067	*	Novell, Inc	15,821
1,877	*	Nuance Communications, Inc	19,446
3,758		Omnicom Group, Inc	101,164
941	*	Omniture, Inc	10,012
282	*	On Assignment, Inc	1,599
222	*	Online Resources Corp	1,052
44,490	*	Oracle Corp	788,807
1,404	*	Parametric Technology Corp	17,761
237		PC-Tel, Inc	1,557
162		Pegasystems, Inc	2,002
320	*	Perficient, Inc	1,530
953	*	Perot Systems Corp (Class A)	13,028
640	*	Phase Forward, Inc	8,013
306	*	Phoenix Technologies Ltd	1,071
176		Portfolio Recovery Associates, Inc	5,956
762	*	Premiere Global Services, Inc	6,561
476	*	Progress Software Corp	9,168
147	*	PROS Holdings, Inc	845
108		QAD, Inc	453
199		Quality Systems, Inc	8,680
829	*	Quest Software, Inc	10,437
237	*	Radiant Systems, Inc	799
187	*	Radisys Corp	1,034
754	*	Raser Technologies, Inc	2,858
1,196	*	RealNetworks, Inc	4,222
2,113	*	Red Hat, Inc	27,934
100		Renaissance Learning, Inc	899
770	*	Rent-A-Center, Inc	13,591
200	*	RightNow Technologies, Inc	1,546
230	*	Riskmetrics Group Inc	3,425
1,625		Robert Half International, Inc	33,833
466		Rollins, Inc	8,425
820	*	RSC Holdings, Inc	6,986
792	*	S1 Corp	6,249
1,240	*	Salesforce.com, Inc	39,692
996	*	Sapient Corp	4,422
620	*	Smith Micro Software, Inc	3,447
351	*	Sohu.com, Inc	16,616
542	*	SonicWALL, Inc	2,157
3,028	*	Sonus Networks, Inc	4,784
720		Sotheby’s (Class A)	6,401
235	*	Sourcefire, Inc	1,316
624	*	Spherion Corp	1,379
200	*	SPSS, Inc	5,392

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

419	*	SRA International, Inc (Class A)	$7,228
234	*	Stratasys, Inc	2,516
255	*	SuccessFactors, Inc	1,464
8,985	*	Sun Microsystems, Inc	34,323
513	*	SupportSoft, Inc	1,144
1,054	*	Sybase, Inc	26,108
356	*	SYKES Enterprises, Inc	6,807
9,587	*	Symantec Corp	129,615
203	*	Synchronoss Technologies, Inc	2,164
134	*	SYNNEX Corp	1,518
1,602	*	Synopsys, Inc	29,669
140		Syntel, Inc	3,237
925		Take-Two Interactive Software, Inc	6,993
200		TAL International Group, Inc	2,820
177	*	Taleo Corp (Class A)	1,386
455	*	TeleTech Holdings, Inc	3,799
112		Textainer Group Holdings Ltd	1,187
196		TheStreet.com, Inc	568
787	*	THQ, Inc	3,298
2,110	*	TIBCO Software, Inc	10,951
259		TNS, Inc	2,432
1,857		Total System Services, Inc	25,998
359	*	TradeStation Group, Inc	2,316
550	*	TrueBlue, Inc	5,264
242	*	Ultimate Software Group, Inc	3,533
3,813	*	Unisys Corp	3,241
872		United Online, Inc	5,293
1,054	*	United Rentals, Inc	9,612
1,094	*	Valueclick, Inc	7,483
248	*	Vasco Data Security International	2,562
2,198	*	VeriSign, Inc	41,938
263		Viad Corp	6,507
306	*	Vignette Corp	2,879
5,162		Visa, Inc (Class A)	270,746
471	*	VMware, Inc (Class A)	11,158
142	*	Vocus, Inc	2,586
150	*	Volt Information Sciences, Inc	1,085
51	*	WebMD Health Corp (Class A)	1,203
564	*	Websense, Inc	8,443
309	*	Website Pros, Inc	1,131
752	*	Wind River Systems, Inc	6,791
15,729	*	Yahoo!, Inc	191,893

		TOTAL BUSINESS SERVICES	7,435,557

CHEMICALS AND ALLIED PRODUCTS - 13.21%
17,653		Abbott Laboratories	942,141
75	*	Abraxis Bioscience, Inc	4,944
300	*	Acadia Pharmaceuticals, Inc	270
552	*	Acorda Therapeutics, Inc	11,322
524	*	Adolor Corp	870
2,397		Air Products & Chemicals, Inc	120,497
276	*	Albany Molecular Research, Inc	2,688
1,040		Albemarle Corp	23,192
1,000		Alberto-Culver Co	24,510
876	*	Alexion Pharmaceuticals, Inc	31,702
1,288	*	Alkermes, Inc	13,717
468	*	Allos Therapeutics, Inc	2,864
344	*	Alnylam Pharmaceuticals, Inc	8,507

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

157	*	AMAG Pharmaceuticals, Inc	$5,628
702	*	American Oriental Bioengineering, Inc	4,767
146		American Vanguard Corp	1,708
12,468	*	Amgen, Inc	720,027
340		Arch Chemicals, Inc	8,864
492	*	Arena Pharmaceuticals, Inc	2,052
364	*	Arqule, Inc	1,536
600	*	Array Biopharma, Inc	2,430
600	*	Auxilium Pharmaceuticals, Inc	17,064
550	*	Aventine Renewable Energy Holdings, Inc	358
1,256		Avery Dennison Corp	41,109
4,980		Avon Products, Inc	119,669
184		Balchem Corp	4,583
125	*	Biodel, Inc	603
3,425	*	Biogen Idec, Inc	163,133
1,137	*	BioMarin Pharmaceuticals, Inc	20,239
730	*	BioMimetic Therapeutics, Inc	6,731
22,831		Bristol-Myers Squibb Co	530,821
696		Cabot Corp	10,649
100	*	Cadence Pharmaceuticals, Inc	723
730	*	Calgon Carbon Corp	11,213
206		Cambrex Corp	952
1,835		Celanese Corp (Series A)	22,809
2,250	*	Cell Genesys, Inc	495
175	*	Celldex Therapeutics, Inc	1,386
764	*	Cephalon, Inc	58,859
641		CF Industries Holdings, Inc	31,512
749	*	Charles River Laboratories International, Inc	19,624
179	*	Chattem, Inc	12,804
2,762		Chemtura Corp	3,867
110	*	China Precision Steel, Inc	138
789		Church & Dwight Co, Inc	44,279
1,568		Clorox Co	87,118
5,767		Colgate-Palmolive Co	395,270
554	*	Columbia Laboratories, Inc	704
171	*	Cougar Biotechnology, Inc	4,446
711	*	Cubist Pharmaceuticals, Inc	17,178
565	*	Cypress Bioscience, Inc	3,865
525		Cytec Industries, Inc	11,141
1,113	*	Dendreon Corp	5,098
3,461	*	Discovery Laboratories, Inc	3,876
10,586		Dow Chemical Co	159,743
10,278		Du Pont (E.I.) de Nemours & Co	260,033
698	*	Durect Corp	2,366
868		Eastman Chemical Co	27,524
2,062		Ecolab, Inc	72,479
11,452		Eli Lilly & Co	461,172
350	*	Elizabeth Arden, Inc	4,414
400	*	Enzon Pharmaceuticals, Inc	2,332
1,158		Estee Lauder Cos (Class A)	35,852
254	*	Facet Biotech Corp	2,436
494		Ferro Corp	3,483
854		FMC Corp	38,199
3,498	*	Forest Laboratories, Inc	89,094
5,337	*	Genentech, Inc	442,491
3,042	*	Genzyme Corp	201,898
1,012	*	Geron Corp	4,726
10,494	*	Gilead Sciences, Inc	536,663

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

400	*	GTx, Inc	$6,736
605		H.B. Fuller Co	9,747
705	*	Halozyme Therapeutics, Inc	3,948
1,809	*	Hospira, Inc	48,517
1,379	*	Human Genome Sciences, Inc	2,923
1,847		Huntsman Corp	6,354
325	*	ICO, Inc	1,027
135	*	Idenix Pharmaceuticals, Inc	782
237	*	Idera Pharmaceuticals, Inc	1,820
720	*	Idexx Laboratories, Inc	25,978
866	*	Immucor, Inc	23,018
580	*	Immunogen, Inc	2,488
187	*	Indevus Pharmaceuticals, Inc	587
229		Innophos Holdings, Inc	4,536
262		Innospec, Inc	1,543
472	*	Inspire Pharmaceuticals, Inc	1,699
140		Inter Parfums, Inc	1,075
314	*	InterMune, Inc	3,322
910		International Flavors & Fragrances, Inc	27,045
868	*	Inverness Medical Innovations, Inc	16,414
1,958	*	Invitrogen Corp	45,641
453	*	Javelin Pharmaceuticals, Inc	566
32,213		Johnson & Johnson	1,927,303
162		Kaiser Aluminum Corp	3,648
2,812	*	King Pharmaceuticals, Inc	29,863
239		Koppers Holdings, Inc	5,167
360	*	KV Pharmaceutical Co (Class A)	1,037
230	*	Landec Corp	1,513
993		Ligand Pharmaceuticals, Inc (Class B)	2,721
776		Lubrizol Corp	28,239
342		Mannatech, Inc	838
300	*	MannKind Corp	1,029
338		Martek Biosciences Corp	10,245
1,476	*	Medarex, Inc	8,236
547	*	Medicines Co	8,057
596		Medicis Pharmaceutical Corp (Class A)	8,284
232	*	Medivation, Inc	3,380
24,551		Merck & Co, Inc	746,350
433		Meridian Bioscience, Inc	11,029
246		Minerals Technologies, Inc	10,061
571	*	Momenta Pharmaceuticals, Inc	6,624
6,334		Monsanto Co	445,597
1,791		Mosaic Co	61,969
3,428	*	Mylan Laboratories, Inc	33,903
612	*	Nabi Biopharmaceuticals	2,050
1,607		Nalco Holding Co	18,545
580	*	NBTY, Inc	9,077
559	*	Neurocrine Biosciences, Inc	1,789
154		NewMarket Corp	5,376
113		NL Industries, Inc	1,514
200	*	Noven Pharmaceuticals, Inc	2,200
544	*	NPS Pharmaceuticals, Inc	3,378
203	*	Obagi Medical Products, Inc	1,514
850		Olin Corp	15,368
346	*	OM Group, Inc	7,304
600	*	Onyx Pharmaceuticals, Inc	20,496
278	*	Optimer Pharmaceuticals, Inc	3,367
360	*	OraSure Technologies, Inc	1,325

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

224	*	Orexigen Therapeutics, Inc	$1,250
651	*	OSI Pharmaceuticals, Inc	25,422
170	*	Osiris Therapeutics, Inc	3,257
235	*	Pacific Ethanol, Inc	103
300	*	Pain Therapeutics, Inc	1,776
364	*	Par Pharmaceutical Cos, Inc	4,881
647	*	Parexel International Corp	6,282
1,273		PDL BioPharma, Inc	7,867
889		Perrigo Co	28,724
199	*	PetMed Express, Inc	3,508
77,404		Pfizer, Inc	1,370,824
176	*	Pharmasset, Inc	2,307
321	*	PharMerica Corp	5,030
965	*	PolyOne Corp	3,040
200	*	Pozen, Inc	1,008
1,886		PPG Industries, Inc	80,023
3,562		Praxair, Inc	211,440
400	*	Prestige Brands Holdings, Inc	4,220
34,370		Procter & Gamble Co	2,124,752
300	*	Progenics Pharmaceuticals, Inc	3,093
622	*	Questcor Pharmaceuticals, Inc	5,791
333	*	Quidel Corp	4,352
475	*	Rockwood Holdings, Inc	5,130
1,509		Rohm & Haas Co	93,241
1,385		RPM International, Inc	18,407
382	*	Salix Pharmaceuticals Ltd	3,373
18,436		Schering-Plough Corp	313,965
464		Scotts Miracle-Gro Co (Class A)	13,790
600		Sensient Technologies Corp	14,328
1,184	*	Sepracor, Inc	13,000
1,145		Sherwin-Williams Co	68,414
1,466		Sigma-Aldrich Corp	61,924
1,338	*	Solutia, Inc	6,021
100		Stepan Co	4,699
147	*	SurModics, Inc	3,715
584	*	Theravance, Inc	7,236
225	*	Ulta Salon Cosmetics & Fragrance, Inc	1,863
1,020	*	Unifi, Inc	2,876
240	*	United Therapeutics Corp	15,012
92	*	USANA Health Sciences, Inc	3,150
1,324	*	USEC, Inc	5,945
781	*	Valeant Pharmaceuticals International	17,885
1,144		Valspar Corp	20,695
1,791	*	Vertex Pharmaceuticals, Inc	54,411
739	*	Viropharma, Inc	9,622
994	*	Warner Chilcott Ltd (Class A)	14,413
1,189	*	Watson Pharmaceuticals, Inc	31,592
220		Westlake Chemical Corp	3,584
802	*	WR Grace & Co	4,788
15,209		Wyeth	570,490
288	*	Xenoport, Inc	7,223
1,452	*	XOMA Ltd	900
405	*	Zymogenetics, Inc	1,215

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,907,476

COAL MINING - 0.17%
799	*	Alpha Natural Resources, Inc	12,936
1,642		Arch Coal, Inc	26,748

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,082		Consol Energy, Inc	$59,504
1,314	*	International Coal Group, Inc	3,022
208	*	James River Coal Co	3,189
917		Massey Energy Co	12,645
293	*	National Coal Corp	372
3,089		Peabody Energy Corp	70,274
108	*	Westmoreland Coal Co	1,199

		TOTAL COAL MINING	189,889

COMMUNICATIONS - 4.55%
743		Adtran, Inc	11,056
463		Alaska Communications Systems Group, Inc	4,343
4,540	*	American Tower Corp (Class A)	133,113
356	*	Anixter International, Inc	10,723
580	*	Aruba Networks, Inc	1,479
67,772		AT&T, Inc	1,931,501
105		Atlantic Tele-Network, Inc	2,788
200	*	Audiovox Corp (Class A)	1,002
552	*	Brightpoint, Inc	2,401
2,521		Cablevision Systems Corp (Class A)	42,454
178	*	Cbeyond Communications, Inc	2,844
6,711		CBS Corp (Class B)	54,963
766	*	Centennial Communications Corp	6,174
410	*	Central European Media Enterprises Ltd (Class A)	8,905
1,226		CenturyTel, Inc	33,507
4,638	*	Charter Communications, Inc (Class A)	379
3,005	*	Cincinnati Bell, Inc	5,800
2,372		Citadel Broadcasting Corp	380
765	*	Clearwire Corp (Class A)	3,771
32,281		Comcast Corp (Class A)	544,903
305		Consolidated Communications Holdings, Inc	3,623
496	*	Cox Radio, Inc (Class A)	2,981
3,142	*	Crown Castle International Corp	55,236
200	*	Crown Media Holdings, Inc (Class A)	570
567	*	CTC Media, Inc	2,722
671	*	Cumulus Media, Inc (Class A)	1,671
145	*	DG FastChannel, Inc	1,810
6,242	*	DIRECTV Group, Inc	143,004
2,386	*	DISH Network Corp (Class A)	26,461
1,677		Embarq Corp	60,305
421		Entercom Communications Corp (Class A)	518
810	*	Entravision Communications Corp (Class A)	1,264
435	*	Equinix, Inc	23,138
922		Fairpoint Communications, Inc	3,024
1,894	*	FiberTower Corp	303
52		Fisher Communications, Inc	1,073
3,439		Frontier Communications Corp	30,057
464	*	General Communication, Inc (Class A)	3,754
193	*	GeoEye, Inc	3,711
267	*	Global Crossing Ltd	2,120
882		Global Payments, Inc	28,921
420		Gray Television, Inc	168
327		Hearst-Argyle Television, Inc	1,982
71	*	Hughes Communications, Inc	1,132
956	*	IAC/InterActiveCorp	15,038
361		Ibasis, Inc	509
1,142	*	ICO Global Communications Holdings Ltd (Class A)	1,290
614	*	IDT Corp (Class B)	246

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

400		Iowa Telecommunications Services, Inc	$5,712
180		iPCS, Inc	1,235
680	*	j2 Global Communications, Inc	13,627
284	*	Knology, Inc	1,465
598	*	Leap Wireless International, Inc	16,080
17,634	*	Level 3 Communications, Inc	12,344
3,741	*	Liberty Global, Inc (Class A)	59,557
1,471	*	Liberty Media Corp - Capital (Series A)	6,928
5,884	*	Liberty Media Corp - Entertainment (Series A)	102,852
6,761	*	Liberty Media Holding Corp (Interactive A)	21,094
281	*	Lin TV Corp (Class A)	306
573	*	Mastec, Inc	6,635
493	*	Mediacom Communications Corp (Class A)	2,120
2,696	*	MetroPCS Communications, Inc	40,036
832	*	NeuStar, Inc (Class A)	15,916
189	*	Neutral Tandem, Inc	3,066
301	*	Nextwave Wireless, Inc	27
1,953	*	NII Holdings, Inc (Class B)	35,506
435	*	Novatel Wireless, Inc	2,018
307		NTELOS Holdings Corp	7,571
1,022	*	Orbcomm, Inc	2,208
1,409	*	PAETEC Holding Corp	2,029
18,248		Qwest Communications International, Inc	66,423
429		RCN Corp	2,531
423	*	SAVVIS, Inc	2,914
1,278	*	SBA Communications Corp (Class A)	20,857
1,065		Scripps Networks Interactive (Class A)	23,430
174		Shenandoah Telecom Co	4,881
383		Sinclair Broadcast Group, Inc (Class A)	1,187
31,933	*	Sprint Nextel Corp	58,437
137	*	Switch & Data Facilities Co, Inc	1,012
586	*	Syniverse Holdings, Inc	6,997
370	*	TeleCommunication Systems, Inc (Class A)	3,178
1,183		Telephone & Data Systems, Inc	37,560
500	*	Terremark Worldwide, Inc	1,945
654	*	TerreStar Corp	262
1,742		Time Warner Cable, Inc (Class A)	37,366
932	*	TiVo, Inc	6,673
200	*	US Cellular Corp	8,648
250		USA Mobility, Inc	2,893
32,594		Verizon Communications, Inc	1,104,936
6,406	*	Viacom, Inc (Class B)	122,098
336	*	Vonage Holdings Corp	222
4,813		Windstream Corp	44,280

		TOTAL COMMUNICATIONS	5,136,179

DEPOSITORY INSTITUTIONS - 6.78%
121		1st Source Corp	2,859
278		Abington Bancorp, Inc	2,572
205		Amcore Financial, Inc	742
108		Ameris Bancorp	1,280
300		Anchor Bancorp Wisconsin, Inc	828
100		Arrow Financial Corp	2,514
1,394		Associated Banc-Corp	29,176
951		Astoria Financial Corp	15,672
130		Bancfirst Corp	6,880
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,279
937		Bancorpsouth, Inc	21,888

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

838		Bank Mutual Corp	$9,671
57,214		Bank of America Corp	805,573
664		Bank of Hawaii Corp	29,993
13,133		Bank of New York Mellon Corp	372,058
102		Bank of the Ozarks, Inc	3,023
300		BankFinancial Corp	3,057
79		Banner Corp	743
6,277		BB&T Corp	172,366
300	*	Beneficial Mutual Bancorp, Inc	3,375
57		Berkshire Hills Bancorp, Inc	1,759
290		BOK Financial Corp	11,716
381		Boston Private Financial Holdings, Inc	2,606
668		Brookline Bancorp, Inc	7,114
87		Camden National Corp	2,347
101		Capital City Bank Group, Inc	2,751
140		Capitol Bancorp Ltd	1,092
332		Capitol Federal Financial	15,139
286		Cardinal Financial Corp	1,627
303		Cascade Bancorp	2,045
75		Cass Information Systems, Inc	2,285
518		Cathay General Bancorp	12,303
311		Central Pacific Financial Corp	3,122
234		Chemical Financial Corp	6,524
62,340		Citigroup, Inc	418,301
101		Citizens & Northern Corp	1,995
955		Citizens Republic Bancorp, Inc	2,846
121		City Bank	629
155		City Holding Co	5,391
477		City National Corp	23,230
150		CoBiz, Inc	1,461
2,813		Colonial Bancgroup, Inc	5,823
170		Columbia Banking System, Inc	2,028
1,712		Comerica, Inc	33,983
850		Commerce Bancshares, Inc	37,358
400		Community Bank System, Inc	9,756
139		Community Trust Bancorp, Inc	5,108
400	*	Corus Bankshares, Inc	444
776		Cullen/Frost Bankers, Inc	39,328
616		CVB Financial Corp	7,330
309		Dime Community Bancshares	4,110
300	*	Dollar Financial Corp	3,090
833		East West Bancorp, Inc	13,303
90		Enterprise Financial Services Corp	1,372
197		ESSA Bancorp, Inc	2,784
589	*	Euronet Worldwide, Inc	6,838
5,714		Fifth Third Bancorp	47,198
126		Financial Institutions, Inc	1,808
100		First Bancorp	1,835
1,292		First Bancorp	14,393
291		First Busey Corp	5,308
70		First Citizens Bancshares, Inc (Class A)	10,696
739		First Commonwealth Financial Corp	9,149
72		First Community Bancshares, Inc	2,511
315		First Financial Bancorp	3,903
235		First Financial Bankshares, Inc	12,974
188		First Financial Corp	7,706
133		First Financial Holdings, Inc	2,692
261		First Financial Northwest, Inc	2,438

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,338		First Horizon National Corp	$24,715
315		First Merchants Corp	6,996
545		First Midwest Bancorp, Inc	10,884
1,301		First Niagara Financial Group, Inc	21,037
100		First Place Financial Corp	383
88		First South Bancorp, Inc	1,105
208	*	FirstFed Financial Corp	364
953		FirstMerit Corp	19,622
485	*	Flagstar Bancorp, Inc	344
243		Flushing Financial Corp	2,906
979		FNB Corp	12,923
537		Frontier Financial Corp	2,341
1,944		Fulton Financial Corp	18,701
580		Glacier Bancorp, Inc	11,032
96		Greene County Bancshares, Inc	1,298
600	*	Guaranty Bancorp	1,200
294		Hancock Holding Co	13,365
384		Hanmi Financial Corp	791
302		Harleysville National Corp	4,361
158		Heartland Financial USA, Inc	3,253
126		Heritage Commerce Corp	1,416
137		Home Bancshares, Inc	3,692
5,959		Hudson City Bancorp, Inc	95,106
4,292		Huntington Bancshares, Inc	32,877
125		IBERIABANK Corp	6,000
184		Independent Bank Corp	4,813
161		Integra Bank Corp	221
674		International Bancshares Corp	14,713
579	*	Investors Bancorp, Inc	7,776
42,413		JPMorgan Chase & Co	1,337,281
227		Kearny Financial Corp	2,906
5,669		Keycorp	48,300
132		Lakeland Bancorp, Inc	1,486
92		Lakeland Financial Corp	2,191
747		M&T Bank Corp	42,885
216		MainSource Financial Group, Inc	3,348
2,974		Marshall & Ilsley Corp	40,565
400		MB Financial, Inc	11,180
991	*	Metavante Technologies, Inc	15,965
85		Midwest Banc Holdings, Inc	119
186		Nara Bancorp, Inc	1,828
100		NASB Financial, Inc	2,700
23,237		National City Corp	42,059
842		National Penn Bancshares, Inc	12,217
374		NBT Bancorp, Inc	10,457
523	*	Net 1 UEPS Technologies, Inc	7,165
3,961		New York Community Bancorp, Inc	47,374
1,211		NewAlliance Bancshares, Inc	15,949
2,500		Northern Trust Corp	130,350
227		Northfield Bancorp, Inc	2,554
200		Northwest Bancorp, Inc	4,276
97		OceanFirst Financial Corp	1,610
869		Old National Bancorp	15,781
350		Old Second Bancorp, Inc	4,060
273		Oriental Financial Group, Inc	1,652
152	*	Oritani Financial Corp	2,561
528		Pacific Capital Bancorp	8,913
270		PacWest Bancorp	7,263

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

165		Park National Corp	$11,839
95		Peapack Gladstone Financial Corp	2,531
75		Peoples Bancorp, Inc	1,435
3,933		People’s United Financial, Inc	70,125
200	*	Pinnacle Financial Partners, Inc	5,962
3,955		PNC Financial Services Group, Inc	193,795
3,154		Popular, Inc	16,275
228		PrivateBancorp, Inc	7,401
449		Prosperity Bancshares, Inc	13,286
357		Provident Bankshares Corp	3,449
854		Provident Financial Services, Inc	13,066
421		Provident New York Bancorp	5,220
8,011		Regions Financial Corp	63,768
195		Renasant Corp	3,321
120		Republic Bancorp, Inc (Class A)	3,264
300		S&T Bancorp, Inc	10,650
210		S.Y. Bancorp, Inc	5,775
250		Sandy Spring Bancorp, Inc	5,458
121		Santander BanCorp	1,511
75		SCBT Financial Corp	2,588
102		Seacoast Banking Corp of Florida	673
98		Shore Bancshares, Inc	2,351
319	*	Signature Bank	9,152
108		Simmons First National Corp (Class A)	3,183
110		Smithtown Bancorp, Inc	1,763
800		South Financial Group, Inc	3,456
121		Southside Bancshares, Inc	2,844
94		Southwest Bancorp, Inc	1,218
5,264	*	Sovereign Bancorp, Inc	15,687
163		State Bancorp, Inc	1,588
4,868		State Street Corp	191,458
256		StellarOne Corp	4,326
119		Sterling Bancorp	1,670
808		Sterling Bancshares, Inc	4,913
561		Sterling Financial Corp	4,937
88		Suffolk Bancorp	3,162
140	*	Sun Bancorp, Inc	1,049
4,062		SunTrust Banks, Inc	119,991
979		Susquehanna Bancshares, Inc	15,576
400	*	SVB Financial Group	10,492
3,166		Synovus Financial Corp	26,278
1,433		TCF Financial Corp	19,575
300	*	Texas Capital Bancshares, Inc	4,008
1,177		TFS Financial Corp	15,183
119		Tompkins Trustco, Inc	6,896
232		TowneBank	5,751
92		Trico Bancshares	2,297
852		Trustco Bank Corp NY	8,103
491		Trustmark Corp	10,601
1,089		UCBH Holdings, Inc	7,492
372		UMB Financial Corp	18,280
581		Umpqua Holdings Corp	8,407
103		Union Bankshares Corp	2,554
437		United Bankshares, Inc	14,517
340		United Community Banks, Inc	4,612
411		United Community Financial Corp	370
201		United Financial Bancorp, Inc	3,043
121		Univest Corp of Pennsylvania	3,889

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

19,772		US Bancorp	$494,498
1,581		Valley National Bancorp	32,015
124		ViewPoint Financial Group	1,990
23		W Holding Co, Inc	237
24,609		Wachovia Corp	136,334
958		Washington Federal, Inc	14,332
138		Washington Trust Bancorp, Inc	2,726
770		Webster Financial Corp	10,611
43,154		Wells Fargo & Co	1,272,180
301		WesBanco, Inc	8,190
189		West Bancorporation, Inc	2,315
200		West Coast Bancorp	1,318
390		Westamerica Bancorporation	19,949
143	*	Western Alliance Bancorp	1,443
8,454		Western Union Co	121,230
366		Westfield Financial, Inc	3,777
750		Whitney Holding Corp	11,993
772		Wilmington Trust Corp	17,169
167		Wilshire Bancorp, Inc	1,516
248		Wintrust Financial Corp	5,101
100		WSFS Financial Corp	4,799
135		Yadkin Valley Financial Corp	1,924
1,272		Zions Bancorporation	31,177

		TOTAL DEPOSITORY INSTITUTIONS	7,658,216

EATING AND DRINKING PLACES - 1.11%
208	*	AFC Enterprises	976
113	*	BJ’s Restaurants, Inc	1,217
460		Bob Evans Farms, Inc	9,398
1,150		Brinker International, Inc	12,121
144	*	Buffalo Wild Wings, Inc	3,694
911		Burger King Holdings, Inc	21,755
262	*	California Pizza Kitchen, Inc	2,809
365		CBRL Group, Inc	7,515
343	*	CEC Entertainment, Inc	8,318
844	*	Cheesecake Factory	8,524
369	*	Chipotle Mexican Grill, Inc (Class A)	22,871
622		CKE Restaurants, Inc	5,399
1,556		Darden Restaurants, Inc	43,848
949	*	Denny’s Corp	1,889
182		DineEquity, Inc	2,104
400		Domino’s Pizza, Inc	1,884
678	*	Jack in the Box, Inc	14,977
587	*	Krispy Kreme Doughnuts, Inc	986
273		Landry’s Restaurants, Inc	3,167
12,946		McDonald’s Corp	805,111
300		O’Charleys, Inc	600
200	*	Papa John’s International, Inc	3,686
277	*	PF Chang’s China Bistro, Inc	5,800
150	*	Red Robin Gourmet Burgers, Inc	2,525
661		Ruby Tuesday, Inc	1,031
200	*	Ruth’s Chris Steak House, Inc	276
729	*	Sonic Corp	8,872
400	*	Steak N Shake Co	2,380
442	*	Texas Roadhouse, Inc (Class A)	3,426
2,104		Tim Hortons, Inc	60,678
4,271		Wendy’s/Arby’s Group, Inc (Class A)	21,099
5,392		Yum! Brands, Inc	169,847

		TOTAL EATING AND DRINKING PLACES	1,258,783

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

EDUCATIONAL SERVICES - 0.24%
126	*	American Public Education, Inc	$4,686
1,451	*	Apollo Group, Inc (Class A)	111,175
1,003	*	Career Education Corp	17,994
942	*	Corinthian Colleges, Inc	15,421
696		DeVry, Inc	39,957
445	*	ITT Educational Services, Inc	42,266
168		Strayer Education, Inc	36,021
228	*	Universal Technical Institute, Inc	3,915

		TOTAL EDUCATIONAL SERVICES	271,435

ELECTRIC, GAS, AND SANITARY SERVICES - 4.81%
7,565	*	AES Corp	62,336
871		AGL Resources, Inc	27,306
1,871		Allegheny Energy, Inc	63,352
338		Allete, Inc	10,907
1,255		Alliant Energy Corp	36,621
2,387		Ameren Corp	79,392
200		American Ecology Corp	4,046
4,510		American Electric Power Co, Inc	150,093
150		American States Water Co	4,947
720		American Water Works Co, Inc	15,034
1,511		Aqua America, Inc	31,111
1,066		Atmos Energy Corp	25,264
600		Avista Corp	11,628
986	*	Beacon Power Corp	523
446		Black Hills Corp	12,024
225		California Water Service Group	10,447
4,227	*	Calpine Corp	30,773
252	*	Casella Waste Systems, Inc (Class A)	1,028
3,734		Centerpoint Energy, Inc	47,123
110		Central Vermont Public Service Corp	2,625
250		CH Energy Group, Inc	12,848
76		Chesapeake Utilities Corp	2,392
245	*	Clean Energy Fuels Corp	1,480
225	*	Clean Harbors, Inc	14,274
655		Cleco Corp	14,954
2,460		CMS Energy Corp	24,871
98		Connecticut Water Service, Inc	2,314
3,080		Consolidated Edison, Inc	119,904
160		Consolidated Water Co, Inc	2,000
2,030		Constellation Energy Group, Inc	50,933
1,373	*	Covanta Holding Corp	30,151
456		Crosstex Energy, Inc	1,778
6,604		Dominion Resources, Inc	236,686
1,497		DPL, Inc	34,191
1,866		DTE Energy Co	66,560
14,650		Duke Energy Corp	219,896
5,637	*	Dynegy, Inc (Class A)	11,274
3,684		Edison International	118,330
7,853		El Paso Corp	61,489
600	*	El Paso Electric Co	10,854
388		Empire District Electric Co	6,829
818		Energen Corp	23,992
340		EnergySolutions, Inc	1,921
109	*	EnerNOC, Inc	811

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,179		Entergy Corp	$181,140
7,506		Exelon Corp	417,408
3,454		FirstEnergy Corp	167,795
4,606		FPL Group, Inc	231,819
1,507		Great Plains Energy, Inc	29,130
966		Hawaiian Electric Industries, Inc	21,387
515		Idacorp, Inc	15,167
851		Integrys Energy Group, Inc	36,576
555		ITC Holdings Corp	24,242
250		Laclede Group, Inc	11,710
1,959		MDU Resources Group, Inc	42,275
287		MGE Energy, Inc	9,471
155		Middlesex Water Co	2,671
2,038	*	Mirant Corp	38,457
923		National Fuel Gas Co	28,918
508		New Jersey Resources Corp	19,990
493		Nicor, Inc	17,127
3,108		NiSource, Inc	34,095
1,766		Northeast Utilities	42,490
333		Northwest Natural Gas Co	14,729
379		NorthWestern Corp	8,895
2,651	*	NRG Energy, Inc	61,848
1,294		NSTAR	47,218
1,047		OGE Energy Corp	26,992
1,227		Oneok, Inc	35,730
240		Ormat Technologies, Inc	7,649
300		Otter Tail Corp	6,999
2,289		Pepco Holdings, Inc	40,653
4,144		PG&E Corp	160,414
167	*	Pico Holdings, Inc	4,439
1,036		Piedmont Natural Gas Co, Inc	32,810
200	*	Pike Electric Corp	2,460
1,096		Pinnacle West Capital Corp	35,214
910	*	Plug Power, Inc	928
871		PNM Resources, Inc	8,780
712		Portland General Electric Co	13,863
4,245		PPL Corp	130,279
2,961		Progress Energy, Inc	117,996
600	m,v*	Progress Energy, Inc	6
5,750		Public Service Enterprise Group, Inc	167,728
1,475		Puget Energy, Inc	40,223
1,972		Questar Corp	64,465
3,828	*	Reliant Energy, Inc	22,126
3,576		Republic Services, Inc	88,649
115		Resource America, Inc (Class A)	460
1,436		SCANA Corp	51,122
2,849		Sempra Energy	121,453
2,662		Sierra Pacific Resources	26,327
138		SJW Corp	4,132
340		South Jersey Industries, Inc	13,549
8,728		Southern Co	322,935
1,218		Southern Union Co	15,883
494		Southwest Gas Corp	12,459
129		Southwest Water Co	415
980	*	Stericycle, Inc	51,038
2,190		TECO Energy, Inc	27,047
1,162		UGI Corp	28,376
256		UIL Holdings Corp	7,688

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

365		Unisource Energy Corp	$10,716
1,078		Vectren Corp	26,961
796	*	Waste Connections, Inc	25,130
5,573		Waste Management, Inc	184,689
229	*	Waste Services, Inc	1,507
1,195		Westar Energy, Inc	24,509
561		WGL Holdings, Inc	18,339
6,649		Williams Cos, Inc	96,278
1,446		Wisconsin Energy Corp	60,703
4,703		Xcel Energy, Inc	87,241

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,429,230

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.21%
244	*	Acme Packet, Inc	1,283
200	*	Actel Corp	2,344
468		Acuity Brands, Inc	16,338
900	*	Adaptec, Inc	2,970
1,296	*	ADC Telecommunications, Inc	7,089
395	*	Advanced Analogic Technologies, Inc	1,193
472	*	Advanced Battery Technologies, Inc	1,256
504	*	Advanced Energy Industries, Inc	5,015
6,784	*	Advanced Micro Devices, Inc	14,653
3,409		Altera Corp	56,964
569	*	American Superconductor Corp	9,280
1,200		Ametek, Inc	36,252
1,245	*	Amkor Technology, Inc	2,714
1,994		Amphenol Corp (Class A)	47,816
891	*	Anadigics, Inc	1,319
3,612		Analog Devices, Inc	68,700
10,071	*	Apple Computer, Inc	859,559
891	*	Applied Micro Circuits Corp	3,502
144		Applied Signal Technology, Inc	2,583
1,549	*	Arris Group, Inc	12,315
632	*	Atheros Communications, Inc	9,044
5,300	*	Atmel Corp	16,589
395	*	ATMI, Inc	6,095
121	*	Avanex Corp	127
1,731	*	Avnet, Inc	31,522
484		AVX Corp	3,843
129	*	AZZ, Inc	3,238
500		Baldor Electric Co	8,925
100		Bel Fuse, Inc (Class B)	2,120
750	*	Benchmark Electronics, Inc	9,578
386	*	BigBand Networks, Inc	2,131
1,136	*	Bookham, Inc	511
5,836	*	Broadcom Corp (Class A)	99,037
1,643	*	Capstone Turbine Corp	1,380
321	*	Ceradyne, Inc	6,520
234	*	Ceva, Inc	1,638
500	*	Checkpoint Systems, Inc	4,920
311	*	China Security & Surveillance Technology, Inc	1,378
932	*	Ciena Corp	6,244
67,511	*	Cisco Systems, Inc	1,100,428
330	*	Comtech Telecommunications Corp	15,121
1,978		Cooper Industries Ltd (Class A)	57,817
1,009	*	Cree, Inc	16,013
300		CTS Corp	1,653
170		Cubic Corp	4,624

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,711	*	Cypress Semiconductor Corp	$7,648
332	*	Diodes, Inc	2,012
574	*	Dolby Laboratories, Inc (Class A)	18,804
289	*	DSP Group, Inc	2,318
179	*	DTS, Inc	3,285
1,913		Eaton Corp	95,095
485	*	EchoStar Corp (Class A)	7,212
300	*	Electro Scientific Industries, Inc	2,037
834	*	EMCORE Corp	1,084
161	*	EMS Technologies, Inc	4,165
617	*	Energizer Holdings, Inc	33,404
447	*	Energy Conversion Devices, Inc	11,269
481	*	EnerSys	5,291
2,598	*	Evergreen Solar, Inc	8,288
520	*	Exar Corp	3,468
816	*	Exide Technologies	4,317
1,414	*	Fairchild Semiconductor International, Inc	6,914
2,640	*	Finisar Corp	1,003
503	*	First Solar, Inc	69,394
234		Franklin Electric Co, Inc	6,578
1,210	*	FuelCell Energy, Inc	4,695
120,055		General Electric Co	1,944,890
228	*	Globecomm Systems, Inc	1,252
1,050	*	GrafTech International Ltd	8,736
269	*	Greatbatch, Inc	7,118
200	*	GT Solar International, Inc	578
662		Harman International Industries, Inc	11,075
1,008	*	Harmonic, Inc	5,655
1,532		Harris Corp	58,293
260	*	Harris Stratex Networks, Inc (Class A)	1,342
334	*	Helen of Troy Ltd	5,798
1,016	*	Hexcel Corp	7,508
223	*	Hittite Microwave Corp	6,570
378	*	Hutchinson Technology, Inc	1,315
400		Imation Corp	5,428
708	*	Infinera Corp	6,344
1,945	*	Integrated Device Technology, Inc	10,911
65,513		Intel Corp	960,420
564	*	InterDigital, Inc	15,510
915	*	International Rectifier Corp	12,353
1,411		Intersil Corp (Class A)	12,967
217	*	IPG Photonics Corp	2,860
122	*	iRobot Corp	1,102
257		IXYS Corp	2,123
681	*	Jarden Corp	7,832
2,562	*	JDS Uniphase Corp	9,351
789	*	Kemet Corp	213
1,396		L-3 Communications Holdings, Inc	102,997
1,300	*	Lattice Semiconductor Corp	1,963
475		Lincoln Electric Holdings, Inc	24,192
2,445		Linear Technology Corp	54,083
200	*	Littelfuse, Inc	3,320
124	*	Loral Space & Communications, Inc	1,802
131		LSI Industries, Inc	900
7,263	*	LSI Logic Corp	23,895
5,518	*	Marvell Technology Group Ltd	36,805
593	*	Mattson Technology, Inc	836
211	*	Maxwell Technologies, Inc	1,070

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

518	*	Medis Technologies Ltd	$233
2,536	*	MEMC Electronic Materials, Inc	36,214
223	*	Mercury Computer Systems, Inc	1,407
300		Methode Electronics, Inc	2,022
797		Micrel, Inc	5,826
2,137		Microchip Technology, Inc	41,736
8,593	*	Micron Technology, Inc	22,686
771	*	Microsemi Corp	9,745
1,000	*	Microtune, Inc	2,040
625	*	Microvision, Inc	1,050
436	*	MIPS Technologies, Inc	484
1,511		Molex, Inc	21,894
300	*	Monolithic Power Systems, Inc	3,783
510	*	Moog, Inc (Class A)	18,651
26,320		Motorola, Inc	116,597
1,945	*	MRV Communications, Inc	1,498
160	*	Multi-Fineline Electronix, Inc	1,870
43		National Presto Industries, Inc	3,311
2,758		National Semiconductor Corp	27,773
3,909	*	NetApp, Inc	54,609
200	*	Netlogic Microsystems, Inc	4,402
1,139	*	Novellus Systems, Inc	14,055
6,163	*	Nvidia Corp	49,735
634	*	Omnivision Technologies, Inc	3,329
4,506	*	ON Semiconductor Corp	15,320
123	*	Oplink Communications, Inc	1,058
205	*	OpNext, Inc	359
136	*	OSI Systems, Inc	1,884
232		Park Electrochemical Corp	4,399
265	*	Parkervision, Inc	655
200	*	Pericom Semiconductor Corp	1,096
500	*	Photronics, Inc	975
554		Plantronics, Inc	7,313
600	*	Plexus Corp	10,170
410	*	PLX Technology, Inc	705
2,300	*	PMC - Sierra, Inc	11,178
1,022	*	Polycom, Inc	13,807
184	*	Polypore International, Inc	1,391
61	*	Powell Industries, Inc	1,770
343		Power Integrations, Inc	6,819
1,100	*	Power-One, Inc	1,309
1,294	*	Powerwave Technologies, Inc	647
1,796	*	QLogic Corp	24,138
18,526		Qualcomm, Inc	663,786
822	*	Quantum Fuel Systems Technologies Worldwide, Inc	699
1,152	*	Rambus, Inc	18,340
138		Raven Industries, Inc	3,326
420		Regal-Beloit Corp	15,956
3,137	*	RF Micro Devices, Inc	2,447
200	*	Rogers Corp	5,554
149	*	Rubicon Technology, Inc	635
7,966	*	Sanmina-SCI Corp	3,744
334	*	Seachange International, Inc	2,408
733	*	Semtech Corp	8,261
495	*	ShoreTel, Inc	2,223
1,131	*	Silicon Image, Inc	4,750
601	*	Silicon Laboratories, Inc	14,893
1,350	*	Silicon Storage Technology, Inc	3,092

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

33,879	*	Sirius XM Radio, Inc	$4,065
1,872	*	Skyworks Solutions, Inc	10,371
549	*	Smart Modular Technologies WWH, Inc	845
1,064	*	Spansion, Inc (Class A)	201
300	*	Standard Microsystems Corp	4,902
341	*	Starent Networks Corp	4,068
171	*	Stoneridge, Inc	780
933	*	Sunpower Corp (Class A)	34,521
100	*	Supertex, Inc	2,401
1,936	*	Sycamore Networks, Inc	5,208
396	*	Symmetricom, Inc	1,564
424	*	Synaptics, Inc	7,021
227	*	Synthesis Energy Systems, Inc	154
500		Technitrol, Inc	1,740
163	*	Techwell, Inc	1,060
744	*	Tekelec	9,925
437		Teleflex, Inc	21,894
4,811	*	Tellabs, Inc	19,821
520	*	Tessera Technologies, Inc	6,178
14,974		Texas Instruments, Inc	232,395
645	*	Thomas & Betts Corp	15,493
140	*	Transmeta Corp	2,548
598	*	Trident Microsystems, Inc	1,130
1,402	*	Triquint Semiconductor, Inc	4,823
433	*	TTM Technologies, Inc	2,256
5,489		Tyco Electronics Ltd	88,977
209	*	Ultra Clean Holdings	420
60	*	Ultralife Corp	805
269	*	Universal Display Corp	2,542
100	*	Universal Electronics, Inc	1,622
1,960	*	Utstarcom, Inc	3,626
581	*	Valence Technology, Inc	1,057
846	*	Varian Semiconductor Equipment Associates, Inc	15,330
219	*	Viasat, Inc	5,274
200		Vicor Corp	1,322
1,891	*	Vishay Intertechnology, Inc	6,467
288	*	Volterra Semiconductor Corp	2,059
855		Whirlpool Corp	35,354
3,179		Xilinx, Inc	56,650
350	*	Zoltek Cos, Inc	3,147
532	*	Zoran Corp	3,634

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,145,036

ENGINEERING AND MANAGEMENT SERVICES - 1.30%
6,794		Accenture Ltd (Class A)	222,775
188	*	Advisory Board Co	4,192
1,166	*	Aecom Technology Corp	35,831
116	*	Affymax, Inc	1,159
1,568	*	Amylin Pharmaceuticals, Inc	17,013
556	*	Ariad Pharmaceuticals, Inc	473
100		CDI Corp	1,294
906	*	Celera Corp	10,084
5,231	*	Celgene Corp	289,169
210	*	China Architectural Engineering, Inc	517
205	*	comScore, Inc	2,614
117	*	Cornell Cos, Inc	2,175
387		Corporate Executive Board Co	8,537
167	*	CRA International, Inc	4,497

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

865	*	CV Therapeutics, Inc	$7,967
641	*	Dyax Corp	2,333
723	*	eResearch Technology, Inc	4,793
1,064	*	Exelixis, Inc	5,341
172	*	Exponent, Inc	5,174
2,006		Fluor Corp	90,009
408	*	Furmanite Corp	2,199
692	*	Genpact Ltd	5,688
594	*	Gen-Probe, Inc	25,447
1,037	*	Hewitt Associates, Inc (Class A)	29,430
270	*	Hill International, Inc	1,901
188	*	Huron Consulting Group, Inc	10,767
1,305	*	Incyte Corp	4,946
1,170	*	Isis Pharmaceuticals, Inc	16,591
1,364	*	Jacobs Engineering Group, Inc	65,608
1,971		KBR, Inc	29,959
135	*	Kendle International, Inc	3,472
84		Landauer, Inc	6,157
139	*	LECG Corp	933
954	*	Lexicon Pharmaceuticals, Inc	1,336
348	*	Luminex Corp	7,433
241		MAXIMUS, Inc	8,462
317	*	Maxygen, Inc	2,828
2,576	*	McDermott International, Inc	25,451
80	*	Michael Baker Corp	2,953
2,243		Moody’s Corp	45,062
506	*	Myriad Genetics, Inc	33,528
631	*	Navigant Consulting, Inc	10,014
292	*	Omnicell, Inc	3,565
3,683		Paychex, Inc	96,789
282	*	PharmaNet Development Group, Inc	257
1,812		Quest Diagnostics, Inc	94,061
693	*	Regeneron Pharmaceuticals, Inc	12,723
1,490	*	Rentech, Inc	1,013
514		Resources Connection, Inc	8,419
517	*	Rigel Pharmaceuticals, Inc	4,136
611	*	RTI Biologics, Inc	1,686
2,100	*	SAIC, Inc	40,908
410	*	Sangamo Biosciences, Inc	1,427
560	*	Savient Pharmaceuticals, Inc	3,242
694	*	Seattle Genetics, Inc	6,204
515	*	Sequenom, Inc	10,218
882	*	Shaw Group, Inc	18,055
99	*	Stanley, Inc	3,586
299	*	Symyx Technologies, Inc	1,776
100	*	Tejon Ranch Co	2,474
677	*	Tetra Tech, Inc	16,350
1,020	*	URS Corp	41,585
1,018	*	VCA Antech, Inc	20,238
512		Watson Wyatt & Co Holdings (Class A)	24,484

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,469,308

FABRICATED METAL PRODUCTS - 0.56%
1,980	*	Akeena Solar, Inc	3,406
383	*	Alliant Techsystems, Inc	32,846
105		Ameron International Corp	6,607
778		Aptargroup, Inc	27,417
1,167		Ball Corp	48,536

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

323	*	Chart Industries, Inc	$3,433
170		CIRCOR International, Inc	4,675
1,236		Commercial Metals Co	14,671
132	*	Commercial Vehicle Group, Inc	123
593		Crane Co	10,223
1,813	*	Crown Holdings, Inc	34,810
270		Dynamic Materials Corp	5,214
686	*	Griffon Corp	6,400
190		Gulf Island Fabrication, Inc	2,738
5,280		Illinois Tool Works, Inc	185,064
155		Insteel Industries, Inc	1,750
153	*	Ladish Co, Inc	2,119
400	*	Mobile Mini, Inc	5,768
1,254		Mueller Water Products, Inc (Class A)	10,534
260	*	NCI Building Systems, Inc	4,238
1,908		Parker Hannifin Corp	81,166
220	*	Park-Ohio Holdings Corp	1,357
1,126		Pentair, Inc	26,652
450		Quanex Building Products Corp	4,217
262		Silgan Holdings, Inc	12,526
400		Simpson Manufacturing Co, Inc	11,104
314	*	Smith & Wesson Holding Corp	713
657		Snap-On, Inc	25,873
892		Stanley Works	30,417
122		Sun Hydraulics Corp	2,298
812	*	Taser International, Inc	4,287
203		Valmont Industries, Inc	12,456
341		Watts Water Technologies, Inc (Class A)	8,515

		TOTAL FABRICATED METAL PRODUCTS	632,153

FOOD AND KINDRED PRODUCTS - 3.92%
228	*	AgFeed Industries, Inc	367
7,324		Archer Daniels Midland Co	211,151
226		B&G Foods, Inc (Class A)	1,220
100	*	Boston Beer Co, Inc (Class A)	2,840
1,392		Bunge Ltd	72,064
2,499		Campbell Soup Co	74,995
798	*	Central Garden and Pet Co (Class A)	4,708
77		Coca-Cola Bottling Co Consolidated	3,539
26,530		Coca-Cola Co	1,201,012
3,623		Coca-Cola Enterprises, Inc	43,585
5,180		ConAgra Foods, Inc	85,470
2,101	*	Constellation Brands, Inc (Class A)	33,133
828		Corn Products International, Inc	23,888
878	*	Darling International, Inc	4,820
2,062		Del Monte Foods Co	14,723
182		Diamond Foods, Inc	3,667
2,887	*	Dr Pepper Snapple Group, Inc	46,914
200		Farmer Bros Co	4,988
952		Flowers Foods, Inc	23,191
3,828		General Mills, Inc	232,551
3,587		H.J. Heinz Co	134,871
826	*	Hansen Natural Corp	27,696
1,846		Hershey Co	64,130
810		Hormel Foods Corp	25,175
125		Imperial Sugar Co	1,793
192		J&J Snack Foods Corp	6,889
1,322		J.M. Smucker Co	57,322

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,884		Kellogg Co	$126,463
16,781		Kraft Foods, Inc (Class A)	450,570
317		Lancaster Colony Corp	10,873
400		Lance, Inc	9,176
107	*	M&F Worldwide Corp	1,653
1,261		McCormick & Co, Inc	40,175
1,344		Molson Coors Brewing Co (Class B)	65,748
211	*	Omega Protein Corp	846
149	*	Peet’s Coffee & Tea, Inc	3,464
129		Penford Corp	1,305
1,656		Pepsi Bottling Group, Inc	37,277
737		PepsiAmericas, Inc	15,005
18,116		PepsiCo, Inc	992,213
644	*	Ralcorp Holdings, Inc	37,610
236		Reddy Ice Holdings, Inc	340
1,964		Reynolds American, Inc	79,169
189		Sanderson Farms, Inc	6,532
8,050		Sara Lee Corp	78,810
718	*	Smart Balance, Inc	4,882
1,266	*	Smithfield Foods, Inc	17,813
358		Tootsie Roll Industries, Inc	9,168
323	*	TreeHouse Foods, Inc	8,799
2,963		Tyson Foods, Inc (Class A)	25,956

		TOTAL FOOD AND KINDRED PRODUCTS	4,430,549

FOOD STORES - 0.45%
15		Arden Group, Inc (Class A)	1,890
403	*	Great Atlantic & Pacific Tea Co, Inc	2,527
100		Ingles Markets, Inc (Class A)	1,759
7,517		Kroger Co	198,525
327	*	Panera Bread Co (Class A)	17,082
248	*	Pantry, Inc	5,320
431		Ruddick Corp	11,917
5,033		Safeway, Inc	119,634
8,279	*	Starbucks Corp	78,319
2,450		Supervalu, Inc	35,770
188		Weis Markets, Inc	6,322
1,546		Whole Foods Market, Inc	14,594
610	*	Winn-Dixie Stores, Inc	9,821

		TOTAL FOOD STORES	503,480

FORESTRY - 0.09%
988		Rayonier, Inc	30,974
2,453		Weyerhaeuser Co	75,086

		TOTAL FORESTRY	106,060

FURNITURE AND FIXTURES - 0.23%
279		Ethan Allen Interiors, Inc	4,009
642		Furniture Brands International, Inc	1,419
700		Herman Miller, Inc	9,121
588		Hill-Rom Holdings, Inc	9,678
567		HNI Corp	8,981
64		Hooker Furniture Corp	490
6,717		Johnson Controls, Inc	121,982
300		Kimball International, Inc (Class B)	2,583
644	*	Kinetic Concepts, Inc	12,352
500		La-Z-Boy, Inc	1,085
1,986		Leggett & Platt, Inc	30,167

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,134		Masco Corp	$46,011
508		Sealy Corp	1,275
838		Steelcase, Inc (Class A)	4,710
1,019		Tempur-Pedic International, Inc	7,225

		TOTAL FURNITURE AND FIXTURES	261,088

FURNITURE AND HOME FURNISHINGS STORES - 0.23%
2,945	*	Bed Bath & Beyond, Inc	74,862
3,801		Best Buy Co, Inc	106,845
1,948	*	GameStop Corp (Class A)	42,194
166		Haverty Furniture Cos, Inc	1,549
546		Knoll, Inc	4,925
1,075	*	Pier 1 Imports, Inc	398
1,485		RadioShack Corp	17,731
228	*	Tuesday Morning Corp	372
1,054		Williams-Sonoma, Inc	8,284

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	257,160

GENERAL BUILDING CONTRACTORS - 0.20%
100		Amrep Corp	3,128
39	*	Avatar Holdings, Inc	1,034
917	*	Beazer Homes USA, Inc	1,449
139		Brookfield Homes Corp	600
72	*	Cavco Industries, Inc	1,936
1,320		Centex Corp	14,045
3,593		DR Horton, Inc	25,403
439	*	Hovnanian Enterprises, Inc (Class A)	755
857		KB Home	11,672
1,474		Lennar Corp (Class A)	12,780
451		M/I Homes, Inc	4,754
274		McGrath RentCorp	5,853
388		MDC Holdings, Inc	11,756
594	*	Meritage Homes Corp	7,229
50	*	NVR, Inc	22,813
100	*	Palm Harbor Homes, Inc	498
726	*	Perini Corp	16,974
2,600		Pulte Homes, Inc	28,417
506		Ryland Group, Inc	8,941
1,250	*	Standard-Pacific Corp	2,225
160	*	Team, Inc	4,432
1,474	*	Toll Brothers, Inc	31,587
566		Walter Industries, Inc	9,911

		TOTAL GENERAL BUILDING CONTRACTORS	228,192

GENERAL MERCHANDISE STORES - 2.08%
521	*	99 Cents Only Stores	5,695
961	*	Big Lots, Inc	13,925
713	*	BJ’s Wholesale Club, Inc	24,427
547		Casey’s General Stores, Inc	12,455
100	*	Conn’s, Inc	848
4,929		Costco Wholesale Corp	258,772
670		Dillard’s, Inc (Class A)	2,660
1,650		Family Dollar Stores, Inc	43,016
480		Fred’s, Inc (Class A)	5,165
2,561		JC Penney Co, Inc	50,452
4,765		Macy’s, Inc	49,318
298	*	Retail Ventures, Inc	1,034
1,641	*	Saks, Inc	7,188

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

671	*	Sears Holdings Corp	$26,082
200	*	Stein Mart, Inc	226
9,103		Target Corp	314,326
4,784		TJX Cos, Inc	98,407
25,588		Wal-Mart Stores, Inc	1,434,462

		TOTAL GENERAL MERCHANDISE STORES	2,348,458

HEALTH SERVICES - 1.01%
107	*	Alliance Imaging, Inc	853
72	*	Almost Family, Inc	3,239
288	*	Amedisys, Inc	11,906
1,903		AmerisourceBergen Corp	67,861
312	*	Amsurg Corp	7,282
664	*	Assisted Living Concepts, Inc (A Shares)	2,756
300	*	Bio-Reference Labs, Inc	7,869
384		Brookdale Senior Living, Inc	2,143
1,047	*	Community Health Systems, Inc	15,265
90	*	Corvel Corp	1,978
716	*	Covance, Inc	32,957
1,712	*	Coventry Health Care, Inc	25,475
296	*	Cross Country Healthcare, Inc	2,602
253	*	CryoLife, Inc	2,457
1,203	*	DaVita, Inc	59,633
660	*	Edwards Lifesciences Corp	36,267
280	*	eHealth, Inc	3,718
280	*	Emeritus Corp	2,808
242	*	Enzo Biochem, Inc	1,183
2,394	*	Express Scripts, Inc	131,622
357	*	Five Star Quality Care, Inc	546
300	*	Genomic Health, Inc	5,844
95	*	Genoptix, Inc	3,238
285	*	Gentiva Health Services, Inc	8,339
2,818		Health Management Associates, Inc (Class A)	5,044
1,240	*	Healthsouth Corp	13,590
402	*	Healthways, Inc	4,615
3,404	*	Immunomedics, Inc	5,787
220	*	IPC The Hospitalist Co, Inc	3,703
402	*	Kindred Healthcare, Inc	5,234
1,277	*	Laboratory Corp of America Holdings	82,252
124	*	LHC Group, Inc	4,464
100	*	Life Sciences Research, Inc	940
634	*	LifePoint Hospitals, Inc	14,481
836	*	Lincare Holdings, Inc	22,513
488	*	Magellan Health Services, Inc	19,110
3,155		McKesson Corp	122,193
164	*	Medcath Corp	1,712
5,765	*	Medco Health Solutions, Inc	241,611
100		National Healthcare Corp	5,064
981	*	Nektar Therapeutics	5,454
235	*	Nighthawk Radiology Holdings, Inc	1,142
336	*	Odyssey HealthCare, Inc	3,108
1,211		Omnicare, Inc	33,617
538	*	Pediatrix Medical Group, Inc	17,055
1,248		Pharmaceutical Product Development, Inc	36,204
610	*	Psychiatric Solutions, Inc	16,989
300	*	RehabCare Group, Inc	4,548
246	*	Skilled Healthcare Group, Inc (Class A)	2,076
722	*	Sun Healthcare Group, Inc	6,390

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

483	*	Sunrise Senior Living, Inc	$811
5,457	*	Tenet Healthcare Corp	6,276
527		Universal Health Services, Inc (Class B)	19,799
133	*	US Physical Therapy, Inc	1,773

		TOTAL HEALTH SERVICES	1,145,396

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
250	*	Comverge, Inc	1,225
1,636	*	Foster Wheeler Ltd	38,249
396		Granite Construction, Inc	17,396
670		Great Lakes Dredge & Dock Corp	2,781
111	*	LB Foster Co (Class A)	3,472
440	*	Matrix Service Co	3,375
247	*	Orion Marine Group, Inc	2,386
133	*	Sterling Construction Co, Inc	2,466

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	71,350

HOLDING AND OTHER INVESTMENT OFFICES - 4.10%
400		Acadia Realty Trust	5,708
466	*	Affiliated Managers Group, Inc	19,535
79		Agree Realty Corp	1,432
24		Alexander’s, Inc	6,118
392		Alexandria Real Estate Equities, Inc	23,653
1,832		Allied Capital Corp	4,928
1,200		AMB Property Corp	28,104
503		American Campus Communities, Inc	10,301
110		American Capital Agency Corp	2,350
6,212		Annaly Mortgage Management, Inc	98,583
503		Anthracite Capital, Inc	1,122
734		Anworth Mortgage Asset Corp	4,720
1,332		Apartment Investment & Management Co (Class A)	15,385
134		Arbor Realty Trust, Inc	395
1,067		Ashford Hospitality Trust, Inc	1,227
167		Associated Estates Realty Corp	1,525
872		AvalonBay Communities, Inc	52,826
675		BioMed Realty Trust, Inc	7,911
1,371		Boston Properties, Inc	75,405
918		Brandywine Realty Trust	7,078
557		BRE Properties, Inc (Class A)	15,585
612		Camden Property Trust	19,180
472		Capital Lease Funding, Inc	817
47		Capital Southwest Corp	5,084
200		Capital Trust, Inc (Class A)	720
608		Capstead Mortgage Corp	6,548
698		CBL & Associates Properties, Inc	4,537
400		Cedar Shopping Centers, Inc	2,832
65		Cherokee, Inc	1,128
507		Colonial Properties Trust	4,223
429		Corporate Office Properties Trust	13,170
529		Cousins Properties, Inc	7,327
209		Danvers Bancorp, Inc	2,794
1,850		DCT Industrial Trust, Inc	9,361
1,405		Developers Diversified Realty Corp	6,856
1,064		DiamondRock Hospitality Co	5,394
753		Digital Realty Trust, Inc	24,736
1,381		Douglas Emmett, Inc	18,036
1,701		Duke Realty Corp	18,643
251		EastGroup Properties, Inc	8,931

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

231		Education Realty Trust, Inc	$1,206
350		Entertainment Properties Trust	10,430
238		Equity Lifestyle Properties, Inc	9,130
415		Equity One, Inc	7,346
3,080		Equity Residential	91,846
291		Essex Property Trust, Inc	22,334
903		Extra Space Storage, Inc	9,319
697		Federal Realty Investment Trust	43,270
628		FelCor Lodging Trust, Inc	1,156
500		First Industrial Realty Trust, Inc	3,775
172		First Potomac Realty Trust	1,600
538		Franklin Street Properties Corp	7,936
2,579		General Growth Properties, Inc	3,327
164		Getty Realty Corp	3,454
239		Gladstone Capital Corp	1,934
511		Glimcher Realty Trust	1,436
574		Gramercy Capital Corp	735
132		Hatteras Financial Corp	3,511
2,909		HCP, Inc	80,783
1,055		Health Care REIT, Inc	44,521
605		Healthcare Realty Trust, Inc	14,205
298		Hersha Hospitality Trust	894
629		Highwoods Properties, Inc	17,209
1,026	*	Hilltop Holdings, Inc	9,993
429		Home Properties, Inc	17,417
1,066		Hospitality Properties Trust	15,851
5,912		Host Marriott Corp	44,754
2,467		HRPT Properties Trust	8,314
710		Inland Real Estate Corp	9,216
678		Investors Real Estate Trust	7,261
48,957		iShares Russell 3000 Index Fund	2,550,169
3,431		iStar Financial, Inc	7,651
284		JER Investors Trust, Inc	264
348		Kilroy Realty Corp	11,644
2,453		Kimco Realty Corp	44,841
715		Kite Realty Group Trust	3,975
442		LaSalle Hotel Properties	4,884
736		Lexington Corporate Properties Trust	3,680
1,005		Liberty Property Trust	22,944
249		LTC Properties, Inc	5,050
781		Macerich Co	14,183
749		Mack-Cali Realty Corp	18,351
527	*	Maguire Properties, Inc	769
950		Medical Properties Trust, Inc	5,995
1,250	*	Meruelo Maddux Properties, Inc	1,550
1,708		MFA Mortgage Investments, Inc	10,060
298		Mid-America Apartment Communities, Inc	11,074
220		Mission West Properties, Inc	1,683
520		MVC Capital, Inc	5,704
200		National Health Investors, Inc	5,486
874		National Retail Properties, Inc	15,024
1,097		Nationwide Health Properties, Inc	31,506
463		Newcastle Investment Corp	389
800		NorthStar Realty Finance Corp	3,128
735		Omega Healthcare Investors, Inc	11,738
149		Parkway Properties, Inc	2,682
385		Pennsylvania Real Estate Investment Trust	2,868
1,970		Plum Creek Timber Co, Inc	68,438

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

500		Post Properties, Inc	$8,250
449		Potlatch Corp	11,678
2,913		Prologis	40,462
218		Prospect Capital Corp	2,609
235		PS Business Parks, Inc	10,495
1,380		Public Storage, Inc	109,709
1,238		RAIT Investment Trust	3,219
201		Ramco-Gershenson Properties	1,242
1,149		Realty Income Corp	26,599
379		Redwood Trust, Inc	5,651
795		Regency Centers Corp	37,127
500		Resource Capital Corp	1,915
200		Saul Centers, Inc	7,900
1,080		Senior Housing Properties Trust	19,354
2,494		Simon Property Group, Inc	132,505
649		SL Green Realty Corp	16,809
249		Sovran Self Storage, Inc	8,964
798		Strategic Hotels & Resorts, Inc	1,341
236		Sun Communities, Inc	3,304
631		Sunstone Hotel Investors, Inc	3,906
357		Tanger Factory Outlet Centers, Inc	13,430
694		Taubman Centers, Inc	17,669
1,487		UDR, Inc	20,506
200		Universal Health Realty Income Trust	6,582
213		Urstadt Biddle Properties, Inc (Class A)	3,393
499		U-Store-It Trust	2,221
1,660		Ventas, Inc	55,726
3,345		Virgin Media, Inc	16,692
1,509		Vornado Realty Trust	91,068
745		WABCO Holdings, Inc	11,764
562		Washington Real Estate Investment Trust	15,905
842		Weingarten Realty Investors	17,421
242		Winthrop Realty Trust	2,623

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,632,140

HOTELS AND OTHER LODGING PLACES - 0.19%
436		Ameristar Casinos, Inc	3,767
459	*	Bluegreen Corp	1,437
584		Boyd Gaming Corp	2,762
370		Choice Hotels International, Inc	11,122
424	*	Gaylord Entertainment Co	4,596
300	*	Great Wolf Resorts, Inc	462
162	*	Isle of Capri Casinos, Inc	518
1,201	*	Las Vegas Sands Corp	7,122
300	*	Lodgian, Inc	639
200		Marcus Corp	3,246
3,396		Marriott International, Inc (Class A)	66,052
1,409	*	MGM Mirage	19,388
200	*	Monarch Casino & Resort, Inc	2,330
510	*	Morgans Hotel Group Co	2,377
465		Orient-Express Hotels Ltd (Class A)	3,562
200	*	Riviera Holdings Corp	600
2,143		Starwood Hotels & Resorts Worldwide, Inc	38,360
378	*	Vail Resorts, Inc	10,055
1,996		Wyndham Worldwide Corp	13,074
620		Wynn Resorts Ltd	26,201

		TOTAL HOTELS AND OTHER LODGING PLACES	217,670

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.37%
302	*	3PAR, Inc	$2,316
129		Aaon, Inc	2,694
637		Actuant Corp (Class A)	12,116
1,043	*	AGCO Corp	24,604
400	*	Allis-Chalmers Energy, Inc	2,200
296	*	Altra Holdings, Inc	2,341
79		Ampco-Pittsburgh Corp	1,714
15,577		Applied Materials, Inc	157,795
200	*	Astec Industries, Inc	6,266
800	*	Asyst Technologies, Inc	200
2,720	*	AuthenTec, Inc	4,542
900	*	Axcelis Technologies, Inc	459
722		Black & Decker Corp	30,187
243		Black Box Corp	6,347
315	*	Blount International, Inc	2,986
100	*	Bolt Technology Corp	696
547		Briggs & Stratton Corp	9,622
4,603	*	Brocade Communications Systems, Inc	12,888
831	*	Brooks Automation, Inc	4,828
842		Bucyrus International, Inc (Class A)	15,594
678		Carlisle Cos, Inc	14,035
126		Cascade Corp	3,762
6,998		Caterpillar, Inc	312,601
1,000	*	Cirrus Logic, Inc	2,680
242	*	Colfax Corp	2,514
196	*	Columbus McKinnon Corp	2,675
347	*	Cray, Inc	722
2,311		Cummins, Inc	61,773
500		Curtiss-Wright Corp	16,695
400	*	Cymer, Inc	8,764
4,904		Deere & Co	187,921
20,810	*	Dell, Inc	213,094
772		Diebold, Inc	21,685
978		Donaldson Co, Inc	32,910
2,154		Dover Corp	70,910
938	*	Dresser-Rand Group, Inc	16,181
352	*	Dril-Quip, Inc	7,220
23,520	*	EMC Corp	246,254
1,000	*	Emulex Corp	6,980
408	*	Ener1, Inc	2,917
507	*	ENGlobal Corp	1,648
215	*	EnPro Industries, Inc	4,631
1,363	*	Entegris, Inc	2,985
1,016	*	Extreme Networks, Inc	2,377
562	*	Flotek Industries, Inc	1,416
413	*	Flow International Corp	999
623		Flowserve Corp	32,085
1,430	*	FMC Technologies, Inc	34,077
190	*	Fuel Tech, Inc	2,012
655	*	Gardner Denver, Inc	15,288
194		Gorman-Rupp Co	6,037
771		Graco, Inc	18,296
114		Graham Corp	1,233
28,173		Hewlett-Packard Co	1,022,399
60	*	Hurco Cos, Inc	720
939		IDEX Corp	22,677
289	*	Immersion Corp	1,702

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,537		Ingersoll-Rand Co Ltd (Class A)	$61,367
664	*	Intermec, Inc	8,818
15,704		International Business Machines Corp	1,321,650
3,589		International Game Technology	42,673
278	*	Intevac, Inc	1,409
2,078		ITT Industries, Inc	95,567
2,356		Jabil Circuit, Inc	15,903
308		John Bean Technologies Corp	2,516
1,220		Joy Global, Inc	27,926
85	*	Kadant, Inc	1,146
300		Kaydon Corp	10,305
859		Kennametal, Inc	19,061
64	*	Key Technology, Inc	1,209
631	*	Kulicke & Soffa Industries, Inc	1,073
1,422	*	Lam Research Corp	30,260
657		Lennox International, Inc	21,215
1,076	*	Lexmark International, Inc (Class A)	28,944
136		Lindsay Manufacturing Co	4,323
200		Lufkin Industries, Inc	6,900
1,272		Manitowoc Co, Inc	11,016
171		Met-Pro Corp	2,278
1,000	*	Micros Systems, Inc	16,320
192	*	Middleby Corp	5,236
500		Modine Manufacturing Co	2,435
66		Nacco Industries, Inc (Class A)	2,469
227	*	NATCO Group, Inc (Class A)	3,446
136	*	Natural Gas Services Group, Inc	1,378
451	*	Netezza Corp	2,995
400	*	Netgear, Inc	4,564
179		NN, Inc	410
369		Nordson Corp	11,915
540	*	Oil States International, Inc	10,093
1,385		Pall Corp	39,376
1,132		Palm, Inc	3,475
2,432		Pitney Bowes, Inc	61,967
144	*	PMFG, Inc	1,377
1,916	*	Quantum Corp	690
301	*	Rackable Systems, Inc	1,186
200	*	RBC Bearings, Inc	4,056
113	*	Rimage Corp	1,515
545	*	Riverbed Technology, Inc	6,208
310		Robbins & Myers, Inc	5,013
1,316	*	Safeguard Scientifics, Inc	908
2,558	*	SanDisk Corp	24,557
200		Sauer-Danfoss, Inc	1,750
266	*	Scansource, Inc	5,126
702	*	Scientific Games Corp (Class A)	12,313
1,500	m,v*	Seagate Technology	0
5,517		Seagate Technology, Inc	24,440
100	*	Semitool, Inc	305
417	*	Sigma Designs, Inc	3,962
608		SPX Corp	24,654
100		Standex International Corp	1,984
790	*	STEC, Inc	3,365
258	*	Super Micro Computer, Inc	1,633
142	*	T-3 Energy Services, Inc	1,340
208	*	Tecumseh Products Co	1,986
200		Tennant Co	3,080

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,098	*	Teradata Corp	$31,113
1,127	*	Terex Corp	19,520
156	*	Thermadyne Holdings Corp	1,072
1,037		Timken Co	20,356
426		Toro Co	14,058
555	*	TurboChef Technologies, Inc	2,725
100		Twin Disc, Inc	689
200	*	Ultratech, Inc	2,392
1,432	*	Varian Medical Systems, Inc	50,177
678	*	VeriFone Holdings, Inc	3,322
280		Watsco, Inc	10,752
2,428	*	Western Digital Corp	27,801
680		Woodward Governor Co	15,654
762	*	Zebra Technologies Corp (Class A)	15,438

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,931,425

INSTRUMENTS AND RELATED PRODUCTS - 3.78%
247	*	Abaxis, Inc	3,959
400	*	Abiomed, Inc	6,568
419	*	Accuray, Inc	2,162
708	*	Advanced Medical Optics, Inc	4,680
766	*	Affymetrix, Inc	2,290
4,237	*	Agilent Technologies, Inc	66,224
700	*	Align Technology, Inc	6,125
3,464		Allergan, Inc	139,668
728	*	American Medical Systems Holdings, Inc	6,545
87		American Science & Engineering, Inc	6,435
150		Analogic Corp	4,092
200	*	Anaren, Inc	2,390
275	*	Angiodynamics, Inc	3,765
94	*	Argon ST, Inc	1,773
300	*	Arthrocare Corp	1,431
99	*	Axsys Technologies, Inc	5,431
166		Badger Meter, Inc	4,817
1,129		Bard (C.R.), Inc	95,130
7,187		Baxter International, Inc	385,152
745		Beckman Coulter, Inc	32,735
2,802		Becton Dickinson & Co	191,629
208	*	Bio-Rad Laboratories, Inc (Class A)	15,664
17,227	*	Boston Scientific Corp	133,337
762	*	Bruker BioSciences Corp	3,078
146	*	Cantel Medical Corp	2,142
223	*	Cardiac Science Corp	1,673
609	*	Cepheid, Inc	6,321
271	*	Coherent, Inc	5,816
200		Cohu, Inc	2,430
450	*	Conmed Corp	10,773
512		Cooper Cos, Inc	8,397
5,626		Covidien Ltd	203,886
200	*	Cyberonics, Inc	3,314
85	*	Cynosure, Inc (Class A)	776
2,959		Danaher Corp	167,509
149		Datascope Corp	7,784
1,822		Dentsply International, Inc	51,453
567	*	Depomed, Inc	936
296	*	DexCom, Inc	817
284	*	Dionex Corp	12,737
82	*	DXP Enterprises, Inc	1,198

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,150		Eastman Kodak Co	$20,727
8,934		Emerson Electric Co	327,075
270	*	ESCO Technologies, Inc	11,057
333	*	Esterline Technologies Corp	12,617
801	*	ev3, Inc	4,886
78	*	Exactech, Inc	1,314
163	*	FARO Technologies, Inc	2,748
386	*	FEI Co	7,280
460	*	FGX International Holdings Ltd	6,320
1,536	*	Flir Systems, Inc	47,124
497	*	Formfactor, Inc	7,256
469	*	Fossil, Inc	7,832
1,458		Garmin Ltd	27,950
292	*	Haemonetics Corp	16,498
259	*	Hanger Orthopedic Group, Inc	3,758
153	*	Herley Industries, Inc	1,879
698		Hillenbrand, Inc	11,643
2,784	*	Hologic, Inc	36,387
111	*	ICU Medical, Inc	3,679
193	*	I-Flow Corp	926
276	*	II-VI, Inc	5,269
1,264	*	Illumina, Inc	32,927
205	*	Insulet Corp	1,583
289	*	Integra LifeSciences Holdings Corp	10,280
434	*	Intuitive Surgical, Inc	55,114
316		Invacare Corp	4,904
900	*	ION Geophysical Corp	3,087
205	*	IRIS International, Inc	2,858
388	*	Itron, Inc	24,731
345	*	Ixia	1,994
66	*	Kensey Nash Corp	1,281
1,934		Kla-Tencor Corp	42,142
800	*	Kopin Corp	1,632
27	*	K-Tron International, Inc	2,157
699	*	L-1 Identity Solutions, Inc	4,711
138	*	LaBarge, Inc	1,980
522	*	LTX-Credence Corp	141
193	*	Lydall, Inc	1,110
523	*	Masimo Corp	15,601
114	*	Measurement Specialties, Inc	792
147	*	Medical Action Industries, Inc	1,470
12,857		Medtronic, Inc	403,968
409		Mentor Corp	12,650
310	*	Merit Medical Systems, Inc	5,558
414	*	Mettler-Toledo International, Inc	27,904
167	*	Micrus Endovascular Corp	1,939
681	*	Millipore Corp	35,085
352		Mine Safety Appliances Co	8,416
550	*	MKS Instruments, Inc	8,135
200		Movado Group, Inc	1,878
221		MTS Systems Corp	5,887
650		National Instruments Corp	15,834
316	*	Natus Medical, Inc	4,092
167	*	Neogen Corp	4,172
407	*	Newport Corp	2,759
404	*	NuVasive, Inc	13,999
222	*	NxStage Medical, Inc	593
181	*	Orthofix International NV	2,775

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

720	*	Orthovita, Inc	$2,441
42	*	OYO Geospace Corp	734
200	*	Palomar Medical Technologies, Inc	2,306
1,291		PerkinElmer, Inc	17,958
4,812		Raytheon Co	245,604
878	*	Resmed, Inc	32,907
1,656		Rockwell Automation, Inc	53,389
1,837		Rockwell Collins, Inc	71,808
324	*	Rofin-Sinar Technologies, Inc	6,668
1,017		Roper Industries, Inc	44,148
351	*	Rudolph Technologies, Inc	1,239
561	*	Sirf Technology Holdings, Inc	718
182	*	Sirona Dental Systems, Inc	1,911
142	*	Somanetics Corp	2,344
326	*	Sonic Solutions, Inc	574
150	*	SonoSite, Inc	2,862
330	*	Spectranetics Corp	861
3,854	*	St. Jude Medical, Inc	127,028
650	*	Star Scientific, Inc	2,490
300	*	Stereotaxis, Inc	1,320
800		STERIS Corp	19,112
3,501		Stryker Corp	139,865
376	*	Symmetry Medical, Inc	2,997
146	*	Synovis Life Technologies, Inc	2,736
450		Techne Corp	29,034
385	*	Teledyne Technologies, Inc	17,152
2,014	*	Teradyne, Inc	8,499
4,780	*	Thermo Electron Corp	162,855
616	*	Thoratec Corp	20,014
144	*	Trans1, Inc	1,038
1,381	*	Trimble Navigation Ltd	29,843
379	*	Varian, Inc	12,700
362	*	Veeco Instruments, Inc	2,295
200	*	Vital Images, Inc	2,782
623	*	Vivus, Inc	3,314
146	*	Vnus Medical Technologies, Inc	2,368
541	*	Volcano Corp	8,115
1,139	*	Waters Corp	41,744
391	*	Wright Medical Group, Inc	7,988
10,279		Xerox Corp	81,924
2,667	*	Zimmer Holdings, Inc	107,800
200	*	Zoll Medical Corp	3,778
198	*	Zygo Corp	1,368

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,272,037

INSURANCE AGENTS, BROKERS AND SERVICE - 0.39%
3,208		AON Corp	146,542
1,316		Brown & Brown, Inc	27,504
245	*	Crawford & Co (Class B)	3,562
1,055		Gallagher (Arthur J.) & Co	27,335
3,595		Hartford Financial Services Group, Inc	59,030
20		Life Partners Holdings, Inc	873
5,926		Marsh & McLennan Cos, Inc	143,824
378		National Financial Partners Corp	1,149
100		White Mountains Insurance Group Ltd	26,711

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	436,530

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 3.64%
5,527		Aetna, Inc	$157,520
5,477		Aflac, Inc	251,065
61	*	Alleghany Corp	17,202
555		Allied World Assurance Holdings Ltd	22,533
6,265		Allstate Corp	205,241
3,286		Ambac Financial Group, Inc	4,272
629		American Equity Investment Life Holding Co	4,403
928		American Financial Group, Inc	21,233
25,995		American International Group, Inc	40,812
167		American National Insurance Co	12,313
130		American Physicians Capital, Inc	6,253
118	*	American Safety Insurance Holdings Ltd	1,559
606	*	AMERIGROUP Corp	17,889
202	*	Amerisafe, Inc	4,147
398		Amtrust Financial Services, Inc	4,617
557	*	Arch Capital Group Ltd	39,046
322	*	Argo Group International Holdings Ltd	10,922
961		Aspen Insurance Holdings Ltd	23,304
1,325		Assurant, Inc	39,750
742		Assured Guaranty Ltd	8,459
1,691		Axis Capital Holdings Ltd	49,242
125		Baldwin & Lyons, Inc (Class B)	2,274
377		Castlepoint Holdings Ltd	5,112
398	*	Catalyst Health Solutions, Inc	9,691
444	*	Centene Corp	8,751
4,157		Chubb Corp	212,006
3,197		Cigna Corp	53,869
1,660		Cincinnati Financial Corp	48,256
387	*	Citizens, Inc (Class A)	3,754
303		CNA Financial Corp	4,981
100	*	CNA Surety Corp	1,920
984	*	Conseco, Inc	5,097
476		Delphi Financial Group, Inc (Class A)	8,777
143		Donegal Group, Inc (Class A)	2,398
620		Employers Holdings, Inc	10,230
641		Endurance Specialty Holdings Ltd	19,570
76	*	Enstar Group Ltd	4,495
363		Erie Indemnity Co (Class A)	13,660
704		Everest Re Group Ltd	53,603
155		FBL Financial Group, Inc (Class A)	2,395
2,428		Fidelity National Title Group, Inc (Class A)	43,097
180	*	First Acceptance Corp	522
1,057		First American Corp	30,537
136	*	First Mercury Financial Corp	1,939
346		Flagstone Reinsurance Holdings Ltd	3,380
210	*	Fpic Insurance Group, Inc	9,194
4,970		Genworth Financial, Inc (Class A)	14,065
327	*	Greenlight Capital Re Ltd (Class A)	4,248
600		Hanover Insurance Group, Inc	25,782
206		Harleysville Group, Inc	7,154
1,378		HCC Insurance Holdings, Inc	36,862
1,227	*	Health Net, Inc	13,362
521	*	Healthspring, Inc	10,404
467		Horace Mann Educators Corp	4,292
1,904	*	Humana, Inc	70,981
205		Infinity Property & Casualty Corp	9,580
647		IPC Holdings Ltd	19,345
77		Kansas City Life Insurance Co	3,338

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,052	*	Leucadia National Corp	$40,630
2,903		Lincoln National Corp	54,693
3,572		Loews Corp	100,909
553		Maiden Holdings Ltd	1,731
116	*	Markel Corp	34,684
662		Max Re Capital Ltd	11,717
2,532	*	MBIA, Inc	10,305
513		Meadowbrook Insurance Group, Inc	3,304
303		Mercury General Corp	13,935
5,735		Metlife, Inc	199,922
1,399		MGIC Investment Corp	4,869
110	*	Molina Healthcare, Inc	1,937
1,226		Montpelier Re Holdings Ltd	20,585
173		National Interstate Corp	3,092
19		National Western Life Insurance Co (Class A)	3,214
590		Nationwide Financial Services, Inc (Class A)	30,804
149	*	Navigators Group, Inc	8,182
65		NYMAGIC, Inc	1,238
311		Odyssey Re Holdings Corp	16,113
2,437		Old Republic International Corp	29,049
313		OneBeacon Insurance Group Ltd (Class A)	3,268
619		PartnerRe Ltd	44,116
1,122		Phoenix Cos, Inc	3,669
654		Platinum Underwriters Holdings Ltd	23,596
400	*	PMA Capital Corp (Class A)	2,832
973		PMI Group, Inc	1,897
200		Presidential Life Corp	1,978
499	*	Primus Guaranty Ltd	569
2,944		Principal Financial Group	66,446
338	*	ProAssurance Corp	17,840
7,642		Progressive Corp	113,178
887		Protective Life Corp	12,728
4,937		Prudential Financial, Inc	149,394
910		Radian Group, Inc	3,349
790		Reinsurance Group of America, Inc (Class A)	33,828
735		RenaissanceRe Holdings Ltd	37,897
200		RLI Corp	12,232
200		Safety Insurance Group, Inc	7,612
169	*	SeaBright Insurance Holdings, Inc	1,984
656		Selective Insurance Group, Inc	15,042
628		Stancorp Financial Group, Inc	26,232
200		State Auto Financial Corp	6,012
200		Stewart Information Services Corp	4,698
1,044		Torchmark Corp	46,667
176		Tower Group, Inc	4,965
334		Transatlantic Holdings, Inc	13,380
6,882		Travelers Cos, Inc	311,065
130	*	Triple-S Management Corp (Class B)	1,495
271	*	United America Indemnity Ltd (Class A)	3,472
234		United Fire & Casualty Co	7,270
14,008		UnitedHealth Group, Inc	372,612
500		Unitrin, Inc	7,970
417	*	Universal American Financial Corp	3,678
4,198		UnumProvident Corp	78,083
752		Validus Holdings Ltd	19,672
1,629		W.R. Berkley Corp	50,499
481	*	WellCare Health Plans, Inc	6,186
5,975	*	WellPoint, Inc	251,726

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

15		Wesco Financial Corp	$4,319
3,817		XL Capital Ltd (Class A)	14,123
401		Zenith National Insurance Corp	12,660

		TOTAL INSURANCE CARRIERS	4,111,855

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
160	*	China Fire & Security Group, Inc	1,090
1,460	*	Corrections Corp of America	23,885
560	*	Geo Group, Inc	10,097

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	35,072

LEATHER AND LEATHER PRODUCTS - 0.10%
3,885	*	Coach, Inc	80,691
960	*	CROCS, Inc	1,190
124	*	Genesco, Inc	2,098
643	*	Iconix Brand Group, Inc	6,289
150	*	Steven Madden Ltd	3,198
558	*	Timberland Co (Class A)	6,445
60		Weyco Group, Inc	1,983
600		Wolverine World Wide, Inc	12,624

		TOTAL LEATHER AND LEATHER PRODUCTS	114,518

LEGAL SERVICES - 0.03%
542	*	FTI Consulting, Inc	24,216
154	*	Pre-Paid Legal Services, Inc	5,743

		TOTAL LEGAL SERVICES	29,959

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
101	*	Emergency Medical Services Corp (Class A)	3,698

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	3,698

LUMBER AND WOOD PRODUCTS - 0.01%
80		American Woodmark Corp	1,458
1,056	*	Champion Enterprises, Inc	591
100		Deltic Timber Corp	4,575
1,157		Louisiana-Pacific Corp	1,805
100		Skyline Corp	1,999
200		Universal Forest Products, Inc	5,383

		TOTAL LUMBER AND WOOD PRODUCTS	15,811

METAL MINING - 0.38%
502	*	Allied Nevada Gold Corp	2,540
627	*	Apex Silver Mines Ltd	614
1,220		Cleveland-Cliffs, Inc	31,244
6,278	*	Coeur d’Alene Mines Corp	5,525
496		Foundation Coal Holdings, Inc	6,954
4,352		Freeport-McMoRan Copper & Gold, Inc (Class B)	106,362
1,552	*	Hecla Mining Co	4,346
4,945		Newmont Mining Corp	201,261
866	*	Patriot Coal Corp	5,413
607	*	Rosetta Resources, Inc	4,298
384		Royal Gold, Inc	18,897
690	*	ShengdaTech, Inc	2,429
2,517		Southern Copper Corp	40,422
656	*	Stillwater Mining Co	3,241
1,250	*	Uranium Resources, Inc	963

		TOTAL METAL MINING	434,509

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
213		Armstrong World Industries, Inc	$4,605
300		Blyth, Inc	2,352
806		Callaway Golf Co	7,488
423		Daktronics, Inc	3,959
1,404		Hasbro, Inc	40,955
392	*	Intrepid Potash, Inc	8,142
311	*	Jakks Pacific, Inc	6,416
256	*	Leapfrog Enterprises, Inc	896
4,122		Mattel, Inc	65,952
275	*	Nautilus, Inc	608
191	*	RC2 Corp	2,038
100	*	Russ Berrie & Co, Inc	297
393	*	Shuffle Master, Inc	1,949
100		Steinway Musical Instruments, Inc	1,751
5,488		Tyco International Ltd	118,540

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	265,948

MISCELLANEOUS RETAIL - 1.22%
198	*	1-800-FLOWERS.COM, Inc (Class A)	756
3,582	*	Amazon.com, Inc	183,685
409		Barnes & Noble, Inc	6,135
334		Big 5 Sporting Goods Corp	1,740
158	*	Blue Nile, Inc	3,869
792	*	Borders Group, Inc	317
200	*	Build-A-Bear Workshop, Inc	972
585	*	Cabela’s, Inc	3,411
400		Cash America International, Inc	10,940
558	*	CKX, Inc	2,048
657	*	Coldwater Creek, Inc	1,872
16,483		CVS Corp	473,721
886	*	Dick’s Sporting Goods, Inc	12,501
1,067	*	Dollar Tree, Inc	44,601
969	*	Drugstore.Com	1,202
393	*	Ezcorp, Inc (Class A)	5,978
324	*	GSI Commerce, Inc	3,408
373	*	Hibbett Sports, Inc	5,860
382	*	HSN, Inc	2,777
242	*	Jo-Ann Stores, Inc	3,749
593	*	Marvel Entertainment, Inc	18,235
497		MSC Industrial Direct Co (Class A)	18,305
473		Nutri/System, Inc	6,901
3,008	*	Office Depot, Inc	8,964
769		OfficeMax, Inc	5,875
176	*	Overstock.com, Inc	1,897
1,486		Petsmart, Inc	27,417
422	*	Priceline.com, Inc	31,080
145		Pricesmart, Inc	2,996
6,114	*	Rite Aid Corp	1,895
160	*	Shutterfly, Inc	1,118
1,090		Signet Jewelers Ltd	9,450
192	*	Stamps.com, Inc	1,887
7,990		Staples, Inc	143,181
220		Systemax, Inc	2,369
1,436		Tiffany & Co	33,933
11,348		Walgreen Co	279,955
362		World Fuel Services Corp	13,394
490	*	Zale Corp	1,632
155	*	Zumiez, Inc	1,155

		TOTAL MISCELLANEOUS RETAIL	1,381,181

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MOTION PICTURES - 0.69%
159	*	Ascent Media Corp (Series A)	$3,473
466	*	Avid Technology, Inc	5,084
1,979	*	Blockbuster, Inc (Class A)	2,494
306		Cinemark Holdings, Inc	2,274
3,228	*	Discovery Communications, Inc (Class C)	43,223
909	*	DreamWorks Animation SKG, Inc (Class A)	22,961
171	*	Gaiam, Inc (Class A)	790
850	*	Macrovision Solutions Corp	10,753
460		National CineMedia, Inc	4,664
26,348		News Corp (Class A)	239,503
912		Regal Entertainment Group (Class A)	9,312
41,301		Time Warner, Inc	415,487
1,640	*	tw telecom inc (Class A)	13,891

		TOTAL MOTION PICTURES	773,909

NONDEPOSITORY INSTITUTIONS - 0.58%
700		Advance America Cash Advance Centers, Inc	1,323
403		Advanta Corp (Class B)	842
2,310		American Capital Ltd	7,484
11,453		American Express Co	212,453
1,288	*	AmeriCredit Corp	9,840
1,618		Apollo Investment Corp	15,064
1,297		Ares Capital Corp	8,210
400	*	Boise, Inc	172
4,267		Capital One Financial Corp	136,075
2,558		CapitalSource, Inc	11,818
370		Chimera Investment Corp	1,277
3,188		CIT Group, Inc	14,474
218	*	CompuCredit Corp	1,206
103	*	Credit Acceptance Corp	1,411
5,495		Discover Financial Services	52,367
160		Federal Agricultural Mortgage Corp (Class C)	560
7,508		Federal Home Loan Mortgage Corp	5,481
12,111		Federal National Mortgage Association	9,204
274		Financial Federal Corp	6,376
250	*	First Cash Financial Services, Inc	4,765
641	*	First Marblehead Corp	827
252		Gladstone Investment Corp	1,237
1,040		GLG Partners, Inc	2,361
386	*	Guaranty Financial Group, Inc	1,007
255		Hercules Technology Growth Capital, Inc	2,020
187		Kohlberg Capital Corp	681
1,091		Lender Processing Services, Inc	32,130
778		MCG Capital Corp	552
289	*	Mercadolibre, Inc	4,742
115	*	Mitcham Industries, Inc	457
200		Nelnet, Inc (Class A)	2,866
300		NGP Capital Resources Co	2,511
300	*	Ocwen Financial Corp	2,754
199		Patriot Capital Funding, Inc	724
216		PennantPark Investment Corp	780
544	*	PHH Corp	6,925
5,310	*	SLM Corp	47,259
42		Student Loan Corp	1,722

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,838		Textron, Inc	$39,363
838	*	thinkorswim Group, Inc	4,710
63	*	Tree.com, Inc	164
199	*	World Acceptance Corp	3,932

		TOTAL NONDEPOSITORY INSTITUTIONS	660,126

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
292		AMCOL International Corp	6,117
350		Compass Minerals International, Inc	20,531
1,260	*	General Moly, Inc	1,487
1,257		Vulcan Materials Co	87,462

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	115,597

OIL AND GAS EXTRACTION - 3.93%
468	*	Abraxas Petroleum Corp	337
5,433		Anadarko Petroleum Corp	209,442
3,796		Apache Corp	282,915
280		APCO Argentina, Inc	7,456
104	*	Approach Resources, Inc	760
399	*	Arena Resources, Inc	11,208
508		Atlas America, Inc	7,544
294	*	ATP Oil & Gas Corp	1,720
734	*	Atwood Oceanics, Inc	11,216
3,504		Baker Hughes, Inc	112,373
448	*	Basic Energy Services, Inc	5,842
487		Berry Petroleum Co (Class A)	3,682
417	*	Bill Barrett Corp	8,811
3,343		BJ Services Co	39,013
426	*	BMB Munai, Inc	592
523	*	Brigham Exploration Co	1,674
610	*	Bronco Drilling Co, Inc	3,941
1,079		Cabot Oil & Gas Corp	28,054
630	*	Cal Dive International, Inc	4,101
230	*	Callon Petroleum Co	598
2,408	*	Cameron International Corp	49,364
433	*	Cano Petroleum, Inc	191
312	*	Carrizo Oil & Gas, Inc	5,023
599	*	Cheniere Energy, Inc	1,707
6,588		Chesapeake Energy Corp	106,528
900		Cimarex Energy Co	24,102
90	*	Clayton Williams Energy, Inc	4,090
303	*	CNX Gas Corp	8,272
548	*	Complete Production Services, Inc	4,466
469	*	Comstock Resources, Inc	22,160
567	*	Concho Resources, Inc	12,939
145	*	Contango Oil & Gas Co	8,164
340	*	Continental Resources, Inc	7,041
80	*	Dawson Geophysical Co	1,425
892	*	Delta Petroleum Corp	4,246
2,753	*	Denbury Resources, Inc	30,063
5,147		Devon Energy Corp	338,208
783		Diamond Offshore Drilling, Inc	46,150
93	*	Double Eagle Petroleum Co	653
591	*	Encore Acquisition Co	15,082
1,293	*	Endeavour International Corp	647
453	*	Energy Partners Ltd	612
150	*	Energy Recovery, Inc	1,137
802		Energy XXI Bermuda Ltd	634

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,653		ENSCO International, Inc	$46,929
2,836		EOG Resources, Inc	188,821
1,410		Equitable Resources, Inc	47,306
1,519	*	EXCO Resources, Inc	13,762
747	*	Exterran Holdings, Inc	15,911
893	*	Forest Oil Corp	14,726
386	*	FX Energy, Inc	1,077
1,074	*	Gasco Energy, Inc	419
1,000	*	GeoGlobal Resources, Inc	1,600
207	*	Geomet, Inc	356
60	*	Georesources, Inc	521
1,315	*	Global Industries Ltd	4,589
267	*	GMX Resources, Inc	6,760
321	*	Goodrich Petroleum Corp	9,614
520	*	Gulfport Energy Corp	2,054
10,042		Halliburton Co	182,564
318	*	Harvest Natural Resources, Inc	1,367
1,044	*	Helix Energy Solutions Group, Inc	7,559
1,188		Helmerich & Payne, Inc	27,027
1,011	*	Hercules Offshore, Inc	4,802
170		Houston American Energy Corp	575
107		Kayne Anderson Energy Development Co	804
1,423	*	Key Energy Services, Inc	6,275
1,000	*	Mariner Energy, Inc	10,200
974	*	McMoRan Exploration Co	9,545
910	*	Meridian Resource Corp	519
3,234	*	Nabors Industries Ltd	38,711
4,764	*	National Oilwell Varco, Inc	116,432
1,511	*	Newfield Exploration Co	29,842
1,000	*	Newpark Resources, Inc	3,700
3,030		Noble Corp	66,933
2,020		Noble Energy, Inc	99,424
226	*	Northern Oil And Gas, Inc	588
9,474		Occidental Petroleum Corp	568,344
597	*	Oceaneering International, Inc	17,397
2,675	*	Oilsands Quest, Inc	1,953
85		Panhandle Oil and Gas, Inc (Class A)	1,530
522	*	Parallel Petroleum Corp	1,049
1,200	*	Parker Drilling Co	3,480
1,800		Patterson-UTI Energy, Inc	20,718
440		Penn Virginia Corp	11,431
2,808	*	PetroHawk Energy Corp	43,889
165	*	Petroleum Development Corp	3,972
435	*	Petroquest Energy, Inc	2,941
568	*	Pioneer Drilling Co	3,164
1,352		Pioneer Natural Resources Co	21,875
1,223	*	Plains Exploration & Production Co	28,423
374		Precision Drilling Trust	3,139
1,930	*	Pride International, Inc	30,841
222	*	Quest Resource Corp	98
1,098	*	Quicksilver Resources, Inc	6,116
421	*	RAM Energy Resources, Inc	370
1,730		Range Resources Corp	59,495
188	*	Rex Energy Corp	553
1,280		Rowan Cos, Inc	20,352
337		RPC, Inc	3,289
13,625		Schlumberger Ltd	576,745
234	*	SEACOR Holdings, Inc	15,596

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,496		Smith International, Inc	$57,133
3,892	*	Southwestern Energy Co	112,751
699		St. Mary Land & Exploration Co	14,197
353	*	Stone Energy Corp	3,890
1,233	*	Sulphco, Inc	1,159
868	*	Superior Energy Services	13,827
174	*	Superior Well Services, Inc	1,740
327	*	Swift Energy Co	5,497
810	*	Tetra Technologies, Inc	3,937
617		Tidewater, Inc	24,847
248	*	Toreador Resources Corp	1,362
127	*	Trico Marine Services, Inc	568
264	*	Tri-Valley Corp	475
311	*	TXCO Resources, Inc	463
300	*	Union Drilling, Inc	1,557
520	*	Unit Corp	13,894
621	*	Vaalco Energy, Inc	4,620
231	*	Venoco, Inc	626
289		W&T Offshore, Inc	4,138
580	*	Warren Resources, Inc	1,154
7,731	*	Weatherford International Ltd	83,649
444	*	Whiting Petroleum Corp	14,856
442	*	Willbros Group, Inc	3,744
6,376		XTO Energy, Inc	224,882

		TOTAL OIL AND GAS EXTRACTION	4,437,221

PAPER AND ALLIED PRODUCTS - 0.41%
607	*	AbitibiBowater, Inc	285
1,131		Bemis Co	26,782
600	*	Buckeye Technologies, Inc	2,184
676	*	Cenveo, Inc	3,008
5,529	*	Domtar Corporation	9,233
397		Glatfelter	3,692
1,659	*	Graphic Packaging Holding Co	1,891
378		Greif, Inc (Class A)	12,637
4,965		International Paper Co	58,587
4,732		Kimberly-Clark Corp	249,567
1,977		MeadWestvaco Corp	22,123
500	*	Mercer International, Inc	960
162		Neenah Paper, Inc	1,432
1,183		Packaging Corp of America	15,923
390		Rock-Tenn Co (Class A)	13,330
136		Schweitzer-Mauduit International, Inc	2,723
2,686	*	Smurfit-Stone Container Corp	685
1,093		Sonoco Products Co	25,314
1,158		Temple-Inland, Inc	5,558
334		Wausau Paper Corp	3,821

		TOTAL PAPER AND ALLIED PRODUCTS	459,735

PERSONAL SERVICES - 0.17%
1,502		Cintas Corp	34,891
300	*	Coinstar, Inc	5,853
387		G & K Services, Inc (Class A)	7,825
3,704		H&R Block, Inc	84,156
300		Jackson Hewitt Tax Service, Inc	4,707
542		Regis Corp	7,875
887	*	Sally Beauty Holdings, Inc	5,047
2,964		Service Corp International	14,731

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

185	*	Steiner Leisure Ltd	$5,461
155		Unifirst Corp	4,602
389		Weight Watchers International, Inc	11,444

		TOTAL PERSONAL SERVICES	186,592

PETROLEUM AND COAL PRODUCTS - 7.29%
142		Alon USA Energy, Inc	1,299
419	*	American Oil & Gas, Inc	335
851		Ashland, Inc	8,944
23,686		Chevron Corp	1,752,053
17,672		ConocoPhillips	915,410
220	*	CVR Energy, Inc	880
69		Delek US Holdings, Inc	365
60,361		Exxon Mobil Corp	4,818,618
1,200		Frontier Oil Corp	15,156
1,080	*	Gran Tierra Energy, Inc	3,024
474	*	Headwaters, Inc	3,200
3,200		Hess Corp	171,648
524		Holly Corp	9,553
8,074		Marathon Oil Corp	220,905
2,129		Murphy Oil Corp	94,421
116		Quaker Chemical Corp	1,908
1,210	*	SandRidge Energy, Inc	7,442
1,331		Sunoco, Inc	57,845
1,494		Tesoro Corp	19,676
5,943		Valero Energy Corp	128,607
174		WD-40 Co	4,922
283		Western Refining, Inc	2,196

		TOTAL PETROLEUM AND COAL PRODUCTS	8,238,407

PIPELINES, EXCEPT NATURAL GAS - 0.10%
7,170		Spectra Energy Corp	112,856

		TOTAL PIPELINES, EXCEPT NATURAL GAS	112,856

PRIMARY METAL INDUSTRIES - 0.73%
1,349		AK Steel Holding Corp	12,573
9,231		Alcoa, Inc	103,941
1,122		Allegheny Technologies, Inc	28,645
500		Belden CDT, Inc	10,440
300	*	Brush Engineered Materials, Inc	3,816
574		Carpenter Technology Corp	11,790
376	*	Century Aluminum Co	3,760
514	*	Coleman Cable, Inc	2,328
794	*	CommScope, Inc	12,339
18,231		Corning, Inc	173,742
255		Encore Wire Corp	4,835
161	*	Fushi Copperweld, Inc	848
571	*	General Cable Corp	10,101
250		Gibraltar Industries, Inc	2,985
128	*	Haynes International, Inc	3,151
1,561	*	Horsehead Holding Corp	7,337
649		Hubbell, Inc (Class B)	21,209
337		Matthews International Corp (Class A)	12,361
1,497	*	Metalico, Inc	2,320
372		Mueller Industries, Inc	9,330
96	*	Northwest Pipe Co	4,091
3,570		Nucor Corp	164,934
89		Olympic Steel, Inc	1,813

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,555		Precision Castparts Corp	$92,491
240	*	RTI International Metals, Inc	3,434
246		Schnitzer Steel Industries, Inc (Class A)	9,262
1,908		Steel Dynamics, Inc	21,331
100	*	Sutor Technology Group Ltd	231
298		Texas Industries, Inc	10,281
973		Titanium Metals Corp	8,572
314		Tredegar Corp	5,709
1,348		United States Steel Corp	50,146
72	*	Universal Stainless & Alloy	1,043
735		Worthington Industries, Inc	8,100

		TOTAL PRIMARY METAL INDUSTRIES	819,289

PRINTING AND PUBLISHING - 0.28%
594	*	ACCO Brands Corp	2,049
189		AH Belo Corp (Class A)	412
600		American Greetings Corp (Class A)	4,542
946		Belo (A.H.) Corp (Class A)	1,476
300		Bowne & Co, Inc	1,764
100	*	Consolidated Graphics, Inc	2,264
73		Courier Corp	1,307
46		CSS Industries, Inc	816
245	*	Dolan Media Co	1,615
635		Dun & Bradstreet Corp	49,022
269		Ennis, Inc	3,258
354		EW Scripps Co (Class A)	782
2,605		Gannett Co, Inc	20,840
700		Harte-Hanks, Inc	4,368
531		John Wiley & Sons, Inc (Class A)	18,893
474		Journal Communications, Inc (Class A)	1,161
478		Lee Enterprises, Inc	196
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	621
571		McClatchy Co (Class A)	457
3,654		McGraw-Hill Cos, Inc	84,735
246		Media General, Inc (Class A)	431
480		Meredith Corp	8,218
500	*	MSCI, Inc (Class A)	8,880
105		Multi-Color Corp	1,661
1,565		New York Times Co (Class A)	11,471
100	*	Playboy Enterprises, Inc (Class B)	216
322	*	Presstek, Inc	1,034
485		Primedia, Inc	1,052
816	*	R.H. Donnelley Corp	302
2,448		R.R. Donnelley & Sons Co	33,244
100		Schawk, Inc (Class A)	1,146
376		Scholastic Corp	5,106
235		Standard Register Co	2,099
554	*	Valassis Communications, Inc	731
470	*	VistaPrint Ltd	8,747
68		Washington Post Co (Class B)	26,537

		TOTAL PRINTING AND PUBLISHING	311,453

RAILROAD TRANSPORTATION - 0.80%
3,223		Burlington Northern Santa Fe Corp	244,013
4,574		CSX Corp	148,518
369	*	Genesee & Wyoming, Inc (Class A)	11,255
1,200	*	Kansas City Southern Industries, Inc	22,860
4,222		Norfolk Southern Corp	198,645
5,879		Union Pacific Corp	281,016

		TOTAL RAILROAD TRANSPORTATION	906,307

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.06%
1,955	*	CB Richard Ellis Group, Inc (Class A)	$8,446
59		Consolidated-Tomoka Land Co	2,253
390		DuPont Fabros Technology, Inc	807
843		Forest City Enterprises, Inc (Class A)	5,648
386	*	Forestar Real Estate Group, Inc	3,675
111	*	FX Real Estate and Entertainment, Inc	17
680		Grubb & Ellis Co	843
389		Jones Lang LaSalle, Inc	10,775
297	*	LoopNet, Inc	2,026
1,063	*	St. Joe Co	25,852
1,142		Stewart Enterprises, Inc (Class A)	3,437
263		Thomas Properties Group, Inc	681

		TOTAL REAL ESTATE	64,460

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
78	*	AEP Industries, Inc	1,371
700		Cooper Tire & Rubber Co	4,312
140	*	Deckers Outdoor Corp	11,182
2,711	*	Goodyear Tire & Rubber Co	16,185
158	*	Metabolix, Inc	2,010
3,056		Newell Rubbermaid, Inc	29,888
4,043		Nike, Inc (Class B)	206,192
353		Schulman (A.), Inc	6,001
1,782		Sealed Air Corp	26,623
377	*	Skechers U.S.A., Inc (Class A)	4,833
267		Spartech Corp	1,671
512		Titan International, Inc	4,224
122	*	Trex Co, Inc	2,008
661		Tupperware Corp	15,005
331		West Pharmaceutical Services, Inc	12,502

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	344,007

SECURITY AND COMMODITY BROKERS - 1.87%
2,526		Ameriprise Financial, Inc	59,007
228		BlackRock, Inc	30,586
1,592		Broadridge Financial Solutions, Inc	19,964
200		Calamos Asset Management, Inc (Class A)	1,480
10,694		Charles Schwab Corp	172,922
769		CME Group, Inc	160,037
144		Cohen & Steers, Inc	1,583
22		Diamond Hill Investment Group, Inc	1,430
116	*	Duff & Phelps Corp	2,218
5,056	*	E*Trade Financial Corp	5,814
1,207		Eaton Vance Corp	25,359
95		Evercore Partners, Inc (Class A)	1,187
300	*	FBR Capital Markets Corp	1,458
259	*	FCStone Group, Inc	1,147
991		Federated Investors, Inc (Class B)	16,807
1,808		Franklin Resources, Inc	115,314
2,050	*	Friedman Billings Ramsey Group, Inc (Class A)	349
69		GAMCO Investors, Inc (Class A)	1,885
704		GFI Group, Inc	2,492
5,045		Goldman Sachs Group, Inc	425,749
191		Greenhill & Co, Inc	13,326

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

441	*	Interactive Brokers Group, Inc (Class A)	$7,889
803	*	IntercontinentalExchange, Inc	66,199
4,350		Invesco Ltd	62,814
452	*	Investment Technology Group, Inc	10,269
2,042		Janus Capital Group, Inc	16,397
1,431		Jefferies Group, Inc	20,120
300	*	KBW, Inc	6,900
1,234	*	Knight Capital Group, Inc (Class A)	19,929
600	*	LaBranche & Co, Inc	2,874
1,077	*	Ladenburg Thalmann Financial Services, Inc	775
765		Lazard Ltd (Class A)	22,751
1,561		Legg Mason, Inc	34,202
239	*	MarketAxess Holdings, Inc	1,950
17,652		Merrill Lynch & Co, Inc	205,469
1,470	*	MF Global Ltd	2,999
12,831		Morgan Stanley	205,810
184	*	Morningstar, Inc	6,532
1,571	*	Nasdaq Stock Market, Inc	38,819
3,001		NYSE Euronext	82,167
480		optionsXpress Holdings, Inc	6,413
300	*	Penson Worldwide, Inc	2,286
190	*	Piper Jaffray Cos	7,554
1,150		Raymond James Financial, Inc	19,700
209		Sanders Morris Harris Group, Inc	1,252
1,360		SEI Investments Co	21,366
244	*	Stifel Financial Corp	11,187
181		SWS Group, Inc	3,430
2,954		T Rowe Price Group, Inc	104,690
2,718	*	TD Ameritrade Holding Corp	38,732
200	*	Thomas Weisel Partners Group, Inc	944
126		US Global Investors, Inc (Class A)	616
988		Waddell & Reed Financial, Inc (Class A)	15,274
61		Westwood Holdings Group, Inc	1,733

		TOTAL SECURITY AND COMMODITY BROKERS	2,110,156

SOCIAL SERVICES - 0.00%**
236	*	Capital Senior Living Corp	703
97	*	Providence Service Corp	141
319	*	Res-Care, Inc	4,791

		TOTAL SOCIAL SERVICES	5,635

SPECIAL TRADE CONTRACTORS - 0.09%
100		Alico, Inc	4,099
337	*	AsiaInfo Holdings, Inc	3,990
266		Chemed Corp	10,579
409		Comfort Systems USA, Inc	4,360
596	*	Dycom Industries, Inc	4,899
744	*	EMCOR Group, Inc	16,688
400	*	Insituform Technologies, Inc (Class A)	7,876
167	*	Integrated Electrical Services, Inc	1,463
220	*	Layne Christensen Co	5,282
2,248	*	Quanta Services, Inc	44,510

		TOTAL SPECIAL TRADE CONTRACTORS	103,746

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.51%
8,053		3M Co	$463,369
311		Apogee Enterprises, Inc	3,222
280	*	Cabot Microelectronics Corp	7,300
234		CARBO Ceramics, Inc	8,314
582		Eagle Materials, Inc	10,715
1,606		Gentex Corp	14,181
154		Libbey, Inc	193
868	*	Owens Corning, Inc	15,016
1,819	*	Owens-Illinois, Inc	49,712
363	*	US Concrete, Inc	1,220
814	*	USG Corp	6,545

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	579,787

TEXTILE MILL PRODUCTS - 0.03%
301		Albany International Corp (Class A)	3,865
597		Interface, Inc (Class A)	2,770
643	*	Mohawk Industries, Inc	27,630
200		Oxford Industries, Inc	1,754
300	*	Xerium Technologies, Inc	198

		TOTAL TEXTILE MILL PRODUCTS	36,217

TOBACCO PRODUCTS - 1.53%
23,922		Altria Group, Inc	360,265
1,752		Fortune Brands, Inc	72,323
2,011		Lorillard, Inc	113,320
24,110		Philip Morris International, Inc	1,049,025
341		Universal Corp	10,186
1,702		UST, Inc	118,085
317		Vector Group Ltd	4,318

		TOTAL TOBACCO PRODUCTS	1,727,522

TRANSPORTATION BY AIR - 0.47%
114	*	Air Methods Corp	1,823
995	*	Airtran Holdings, Inc	4,418
458	*	Alaska Air Group, Inc	13,397
153	*	Allegiant Travel Co	7,431
2,844	*	AMR Corp	30,345
211	*	Atlas Air Worldwide Holdings, Inc	3,988
281	*	Bristow Group, Inc	7,528
1,243	*	Continental Airlines, Inc (Class B)	22,449
339		Copa Holdings S.A. (Class A)	10,278
6,912	*	Delta Air Lines, Inc	79,212
3,504		FedEx Corp	224,782
457	*	Hawaiian Holdings, Inc	2,916
1,884	*	JetBlue Airways Corp	13,376
149	*	PHI, Inc	2,087
250	*	Republic Airways Holdings, Inc	2,668
692		Skywest, Inc	12,871
8,355		Southwest Airlines Co	72,020
1,265		UAL Corp	13,940
1,214	*	US Airways Group, Inc	9,384

		TOTAL TRANSPORTATION BY AIR	534,913

TRANSPORTATION EQUIPMENT - 2.36%
223		A.O. Smith Corp	6,583
408	*	AAR Corp	7,511
118	*	Aerovironment, Inc	4,344
449		American Axle & Manufacturing Holdings, Inc	1,298
90		American Railcar Industries, Inc	948
234	*	Amerigon, Inc (Class A)	763
738		ArvinMeritor, Inc	2,103

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

237	*	ATC Technology Corp	$3,467
871		Autoliv, Inc	18,692
1,031	*	BE Aerospace, Inc	7,928
8,629		Boeing Co	368,199
975		Brunswick Corp	4,105
540		Clarcor, Inc	17,917
211	*	Cogo Group, Inc	1,025
1,129	*	Dana Holding Corp	835
121		Ducommun, Inc	2,021
261	*	Federal Mogul Corp (Class A)	1,104
520		Federal Signal Corp	4,269
744	*	Force Protection, Inc	4,449
24,682	*	Ford Motor Co	56,522
227		Freightcar America, Inc	4,147
140	*	Fuel Systems Solutions, Inc	4,586
575	*	GenCorp, Inc	2,116
4,534		General Dynamics Corp	261,113
5,466		General Motors Corp	17,491
111	*	GenTek, Inc	1,671
1,864		Genuine Parts Co	70,571
1,402		Goodrich Corp	51,902
110		Greenbrier Cos, Inc	756
300		Group 1 Automotive, Inc	3,231
2,677		Harley-Davidson, Inc	45,429
936		Harsco Corp	25,908
2,375	*	Hayes Lemmerz International, Inc	1,069
225		Heico Corp	8,737
8,436		Honeywell International, Inc	276,954
380		Kaman Corp	6,889
875	*	Lear Corp	1,234
101	*	LMI Aerospace, Inc	1,148
3,741		Lockheed Martin Corp	314,543
3,891		Northrop Grumman Corp	175,251
706	*	Orbital Sciences Corp	13,788
850		Oshkosh Truck Corp	7,557
4,153		Paccar, Inc	118,776
1,493	*	Pactiv Corp	37,146
433		Polaris Industries, Inc	12,405
355		Spartan Motors, Inc	1,679
1,136	*	Spirit Aerosystems Holdings, Inc (Class A)	11,553
200		Superior Industries International, Inc	2,104
547	*	Tenneco, Inc	1,614
400		Thor Industries, Inc	5,272
376	*	TransDigm Group, Inc	12,622
964		Trinity Industries, Inc	15,193
229		Triumph Group, Inc	9,723
569	*	TRW Automotive Holdings Corp	2,048
11,173		United Technologies Corp	598,874
1,603	*	Visteon Corp	561
270		Wabash National Corp	1,215
492		Westinghouse Air Brake Technologies Corp	19,557
353		Winnebago Industries, Inc	2,129

		TOTAL TRANSPORTATION EQUIPMENT	2,662,645

TRANSPORTATION SERVICES - 0.22%
184		Ambassadors Group, Inc	1,693
1,891		CH Robinson Worldwide, Inc	104,061
121	*	Dynamex, Inc	1,785

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,422		Expeditors International Washington, Inc	$80,580
538		GATX Corp	16,662
500	*	HUB Group, Inc (Class A)	13,265
382	*	Interval Leisure Group, Inc	2,059
830	*	Orbitz Worldwide, Inc	3,220
400		Pacer International, Inc	4,172
1,085		UTI Worldwide, Inc	15,559

		TOTAL TRANSPORTATION SERVICES	243,056

TRUCKING AND WAREHOUSING - 0.49%
300		Arkansas Best Corp	9,033
250	*	Celadon Group, Inc	2,133
512		Con-way, Inc	13,619
289		Forward Air Corp	7,014
770		Heartland Express, Inc	12,135
1,049		J.B. Hunt Transport Services, Inc	27,557
662		Landstar System, Inc	25,441
160	*	Marten Transport Ltd	3,034
282	*	Old Dominion Freight Line	8,026
133	*	Saia, Inc	1,444
7,895		United Parcel Service, Inc (Class B)	435,488
457		Werner Enterprises, Inc	7,924
649	*	YRC Worldwide, Inc	1,863

		TOTAL TRUCKING AND WAREHOUSING	554,711

WATER TRANSPORTATION - 0.24%
464		Alexander & Baldwin, Inc	11,628
672	*	American Commercial Lines, Inc	3,293
4,954		Carnival Corp	120,480
449		DHT Maritime, Inc	2,487
530		Eagle Bulk Shipping, Inc	3,615
550		Frontline Ltd	16,286
194		Genco Shipping & Trading Ltd	2,871
570		General Maritime Corp	6,156
383		Golar LNG Ltd	2,589
249	*	Gulfmark Offshore, Inc	5,924
369		Horizon Lines, Inc (Class A)	1,288
253	*	Hornbeck Offshore Services, Inc	4,134
584	*	Kirby Corp	15,978
185		Knightsbridge Tankers Ltd	2,710
389		Nordic American Tanker Shipping	13,129
438	*	Odyssey Marine Exploration, Inc	1,410
314		Overseas Shipholding Group, Inc	13,223
1,568		Royal Caribbean Cruises Ltd	21,560
482		Ship Finance International Ltd	5,326
160	*	TBS International Ltd (Class A)	1,605
480		Teekay Corp	9,432
140		Teekay Tankers Ltd (Class A)	1,778
1,246	*	Ultrapetrol Bahamas Ltd	3,975

		TOTAL WATER TRANSPORTATION	270,877

WHOLESALE TRADE-DURABLE GOODS - 0.37%
400		Agilysys, Inc	1,716
450		Applied Industrial Technologies, Inc	8,514
1,424	*	Arrow Electronics, Inc	26,828
480		Barnes Group, Inc	6,960
474	*	Beacon Roofing Supply, Inc	6,579
1,424		BorgWarner, Inc	31,000

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200		Castle (A.M.) & Co	$2,166
128	*	Chindex International, Inc	1,018
342	*	Conceptus, Inc	5,205
229	*	DemandTec, Inc	1,848
400	*	Digi International, Inc	3,244
290	*	Drew Industries, Inc	3,480
191	*	Hansen Medical, Inc	1,379
186		Houston Wire & Cable Co	1,732
1,833	*	Ingram Micro, Inc (Class A)	24,544
718	*	Insight Enterprises, Inc	4,954
297	*	Interline Brands, Inc	3,157
600		Knight Transportation, Inc	9,672
45		Lawson Products, Inc	1,028
1,427	*	LKQ Corp	16,639
467		Martin Marietta Materials, Inc	45,336
160	*	MedAssets, Inc	2,336
100	*	MWI Veterinary Supply, Inc	2,696
468		Owens & Minor, Inc	17,620
1,474	*	Patterson Cos, Inc	27,638
614		PEP Boys-Manny Moe & Jack	2,536
567		Pool Corp	10,189
731	*	PSS World Medical, Inc	13,757
689		Reliance Steel & Aluminum Co	13,739
585	*	Solera Holdings, Inc	14,099
616	*	Tech Data Corp	10,989
82	*	Titan Machinery, Inc	1,153
466	*	TomoTherapy, Inc	1,109
432	*	Tyler Technologies, Inc	5,175
951		W.W. Grainger, Inc	74,977
494	*	WESCO International, Inc	9,500

		TOTAL WHOLESALE TRADE-DURABLE GOODS	414,512

WHOLESALE TRADE-NONDURABLE GOODS - 0.62%
282		Aceto Corp	2,823
943		Airgas, Inc	36,768
1,200	*	Akorn, Inc	2,760
850	*	Alliance One International, Inc	2,499
1,705		Allscripts Healthcare Solutions, Inc	16,914
207		Andersons, Inc	3,411
578	*	Bare Escentuals, Inc	3,023
299	*	BMP Sunstone Corp	1,665
1,221		Brown-Forman Corp (Class B)	62,869
4,140		Cardinal Health, Inc	142,706
418	*	Central European Distribution Corp	8,235
128	*	Clearwater Paper Corp	1,074
108	*	Core-Mark Holding Co, Inc	2,324
1	*	CPEX Pharmaceuticals, Inc	10
1,480		Dean Foods Co	26,596
1,365	*	Endo Pharmaceuticals Holdings, Inc	35,326
476	*	Fresh Del Monte Produce, Inc	10,672
300	*	Green Mountain Coffee Roasters, Inc	11,610
435	*	Hain Celestial Group, Inc	8,304
1,050	*	Henry Schein, Inc	38,525
702		Herbalife Ltd	15,219
100		Kenneth Cole Productions, Inc (Class A)	708
330		K-Swiss, Inc (Class A)	3,762
161	*	LSB Industries, Inc	1,340
593		Men’s Wearhouse, Inc	8,029

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

286		Myers Industries, Inc	$2,288
180		Nash Finch Co	8,080
559		Nu Skin Enterprises, Inc (Class A)	5,830
300	*	Perry Ellis International, Inc	1,902
241	*	School Specialty, Inc	4,608
217		Spartan Stores, Inc	5,045
114	*	Synutra International, Inc	1,256
7,000		Sysco Corp	160,579
1,014		Terra Industries, Inc	16,903
390	*	Tractor Supply Co	14,095
433	*	United Natural Foods, Inc	7,716
323	*	United Stationers, Inc	10,817
100		Valhi, Inc	1,070
143	*	Volcom, Inc	1,559
260		Zep, Inc	5,021
203	*	Zhongpin, Inc	2,436

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	696,377

		TOTAL COMMON STOCKS (Cost $147,706,383)	112,543,323

		TOTAL PORTFOLIO - 99.65% (Cost $147,706,383)	112,543,323
		OTHER ASSETS & LIABILITIES, NET - 0.35%	395,124

		NET ASSETS - 100.00%	$112,938,447

*	Non-income producing.

**	Percentage represents less than 0.01%.

m	Indicates a security that has been deemed illiquid.

v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

The value of this security amounted to $0.00 which represents 0.00% of net assets.

ABBREVIATION:

AMBAC American Bond Assurance Corporation

MBIA Municipal Bond Investors Assurance

MFA Mortgage Finance Authority

RADIAN Radian Group, Inc.

TIAA-CREF LIFE FUNDS - Social Choice Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.74%
AMUSEMENT AND RECREATION SERVICES - 0.85%
248	*	Ticketmaster	$1,592
8,888		Walt Disney Co	201,669

		TOTAL AMUSEMENT AND RECREATION SERVICES	203,261

APPAREL AND ACCESSORY STORES - 0.58%
600		American Eagle Outfitters, Inc	5,616
89	*	AnnTaylor Stores Corp	514
100	*	Charming Shoppes, Inc	244
400	*	Chico’s FAS, Inc	1,672
400		Foot Locker, Inc	2,936
3,091		Gap, Inc	41,388
1,246	*	Kohl’s Corp	45,105
1,800		Limited Brands, Inc	18,072
800		Nordstrom, Inc	10,648
400		Ross Stores, Inc	11,892

		TOTAL APPAREL AND ACCESSORY STORES	138,087

APPAREL AND OTHER TEXTILE PRODUCTS - 0.67%
300		Liz Claiborne, Inc	780
2,657		Nike, Inc (Class B)	135,507
200		Phillips-Van Heusen Corp	4,026
100		Polo Ralph Lauren Corp (Class A)	4,541
300		VF Corp	16,431

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	161,285

AUTO REPAIR, SERVICES AND PARKING - 0.03%
544	*	Hertz Global Holdings, Inc	2,758
68		Ryder System, Inc	2,637
162	*	Wright Express Corp	2,041

		TOTAL AUTO REPAIR, SERVICES AND PARKING	7,436

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.14%
200	*	Autozone, Inc	27,894
456	*	Carmax, Inc	3,593
77	*	Copart, Inc	2,094

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	33,581

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.35%
115		Fastenal Co	4,008
8,973		Home Depot, Inc	206,558
5,259		Lowe’s Cos, Inc	113,174

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	323,740

BUSINESS SERVICES - 6.21%
1,393	*	3Com Corp	3,176
301	*	3D Systems Corp	2,390
1,893	*	Adobe Systems, Inc	40,302
330		Aircastle Ltd	1,577
463	*	Akamai Technologies, Inc	6,987
249	*	Alliance Data Systems Corp	11,586

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

1,116	*	Art Technology Group, Inc	$2,154
694	*	Autodesk, Inc	13,637
4,101		Automatic Data Processing, Inc	161,333
61	*	Blackboard, Inc	1,600
200	*	Blue Coat Systems, Inc	1,680
764	*	BMC Software, Inc	20,559
370	*	Bottomline Technologies, Inc	2,627
404	*	BPZ Energy, Inc	2,586
200	*	Cerner Corp	7,690
190	*	Ciber, Inc	914
491	*	Citrix Systems, Inc	11,573
460	*	Cogent, Inc	6,242
593	*	Compuware Corp	4,003
514	*	COMSYS IT Partners, Inc	1,151
100	*	CSG Systems International, Inc	1,747
160		Deluxe Corp	2,394
327	*	DivX, Inc	1,710
419	*	DST Systems, Inc	15,914
647	*	Earthlink, Inc	4,374
3,497	*	eBay, Inc	48,818
868	*	Expedia, Inc	7,152
169		Fair Isaac Corp	2,849
678		Gevity HR, Inc	1,024
640	*	Google, Inc (Class A)	196,896
850		IMS Health, Inc	12,886
584	*	Informatica Corp	8,018
2,350		Innovative Solutions & Support, Inc	9,283
73		Interactive Data Corp	1,800
400	*	Internap Network Services Corp	1,000
95	*	Interwoven, Inc	1,197
1,204	*	Intuit, Inc	28,643
369	*	Iron Mountain, Inc	9,125
305		Jack Henry & Associates, Inc	5,920
300		Lamar Advertising Co (Class A)	3,768
626	*	Lawson Software, Inc	2,967
242	*	Lionbridge Technologies	303
205	*	Liquidity Services, Inc	1,708
498	*	Magma Design Automation, Inc	508
170		Manpower, Inc	5,778
249		Marchex, Inc (Class B)	1,452
271	*	Mentor Graphics Corp	1,401
24,641		Microsoft Corp	479,020
214	*	MODUSLINK GLOBAL SOLUTIONS,Inc	618
2,745	*	MoneyGram International, Inc	2,772
544	*	Monster Worldwide, Inc	6,577
531	*	Network Equipment Technologies, Inc	1,529
1,600		NIC, Inc	7,360
1,918	*	Novell, Inc	7,461
594	*	Nuance Communications, Inc	6,154
1,943		Omnicom Group, Inc	52,306
98	*	Omniture, Inc	1,043
290	*	Parametric Technology Corp	3,669
268	*	PDF Solutions, Inc	386
975	*	Radisys Corp	5,392
819	*	RealNetworks, Inc	2,891
645	*	Red Hat, Inc	8,527
600		Robert Half International, Inc	12,492
452	*	S1 Corp	3,566

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

375	*	Salesforce.com, Inc	$12,004
500	*	Sapient Corp	2,220
196	*	Smith Micro Software, Inc	1,090
363	*	SonicWALL, Inc	1,445
1,340	*	Sonus Networks, Inc	2,117
3,229	*	Sun Microsystems, Inc	12,335
173	*	Sybase, Inc	4,285
4,019	*	Symantec Corp	54,337
176	*	SYNNEX Corp	1,994
1,069	*	TIBCO Software, Inc	5,548
480		TNS, Inc	4,507
1,135		Total System Services, Inc	15,890
146	*	Ultimate Software Group, Inc	2,132
249		United Online, Inc	1,511
273	*	Vasco Data Security International	2,820
72	*	Vignette Corp	678
597	*	VirnetX Holding Corp	851
1,449		Visa, Inc (Class A)	76,000

		TOTAL BUSINESS SERVICES	1,485,929

CHEMICALS AND ALLIED PRODUCTS - 14.66%
2,049		Air Products & Chemicals, Inc	103,003
200	*	Alexion Pharmaceuticals, Inc	7,238
795	*	Alexza Pharmaceuticals, Inc	2,520
100	*	Alkermes, Inc	1,065
4,680	*	Amgen, Inc	270,271
101	*	Auxilium Pharmaceuticals, Inc	2,872
1,036		Avery Dennison Corp	33,908
1,365		Avon Products, Inc	32,801
301	*	Biodel, Inc	1,451
1,074	*	Biogen Idec, Inc	51,155
400	*	BioMarin Pharmaceuticals, Inc	7,120
402	*	BioMimetic Therapeutics, Inc	3,706
8,365		Bristol-Myers Squibb Co	194,486
255	*	Calgon Carbon Corp	3,917
420	*	Caraco Pharmaceutical Laboratories Ltd	2,486
633	*	Cell Genesys, Inc	139
61		Church & Dwight Co, Inc	3,423
403		Clorox Co	22,391
2,517		Colgate-Palmolive Co	172,515
175	*	Cypress Bioscience, Inc	1,197
504	*	Dendreon Corp	2,308
2,211	*	Durect Corp	7,495
1,727		Ecolab, Inc	60,704
4,860		Eli Lilly & Co	195,712
40	*	Facet Biotech Corp	384
2,380	*	Genentech, Inc	197,327
1,088	*	Genzyme Corp	72,211
300	*	Geron Corp	1,401
3,615	*	Gilead Sciences, Inc	184,871
540		H.B. Fuller Co	8,699
500	*	Human Genome Sciences, Inc	1,060
240	*	Idexx Laboratories, Inc	8,659
168	*	Immucor, Inc	4,465
182		Innophos Holdings, Inc	3,605
261	*	Inverness Medical Innovations, Inc	4,936
200	*	Invitrogen Corp	4,662

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

1,754	*	Javelin Pharmaceuticals, Inc	$2,193
8,730		Johnson & Johnson	522,317
342		Lubrizol Corp	12,445
200	*	Medarex, Inc	1,116
156		Minerals Technologies, Inc	6,380
300		Nalco Holding Co	3,462
238	*	Neurocrine Biosciences, Inc	762
442	*	Noven Pharmaceuticals, Inc	4,862
200	*	OraSure Technologies, Inc	736
200	*	Par Pharmaceutical Cos, Inc	2,682
200		PDL BioPharma, Inc	1,236
552		Perrigo Co	17,835
232	*	Pharmasset, Inc	3,042
193	*	PharMerica Corp	3,024
533	*	Pozen, Inc	2,686
957		PPG Industries, Inc	40,606
2,339		Praxair, Inc	138,843
731	*	Prestige Brands Holdings, Inc	7,712
9,322		Procter & Gamble Co	576,287
227	*	Progenics Pharmaceuticals, Inc	2,340
1,756		Rohm & Haas Co	108,503
500		RPM International, Inc	6,645
450	*	Salix Pharmaceuticals Ltd	3,974
5,605		Schering-Plough Corp	95,453
233		Sensient Technologies Corp	5,564
304	*	Sepracor, Inc	3,338
1,039		Sigma-Aldrich Corp	43,887
500	*	SuperGen, Inc	955
58	*	United Therapeutics Corp	3,628
134	*	USANA Health Sciences, Inc	4,588
300		Valspar Corp	5,427
200	*	Vertex Pharmaceuticals, Inc	6,076
5,077		Wyeth	190,438
529	*	Zymogenetics, Inc	1,587

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,506,792

COMMUNICATIONS - 4.56%
1,026		Alaska Communications Systems Group, Inc	9,624
2,176	*	American Tower Corp (Class A)	63,800
656	*	Centennial Communications Corp	5,287
130		CenturyTel, Inc	3,553
749	*	Cox Radio, Inc (Class A)	4,501
1,825	*	Crown Castle International Corp	32,084
125	*	DG FastChannel, Inc	1,560
3,876	*	DIRECTV Group, Inc	88,798
1,380		Embarq Corp	49,625
200		Entercom Communications Corp (Class A)	246
2,364	*	Entravision Communications Corp (Class A)	3,688
100	*	Equinix, Inc	5,319
2,481		Fairpoint Communications, Inc	8,138
5,400	*	FiberTower Corp	864
100		Fisher Communications, Inc	2,064
6,831		Frontier Communications Corp	59,703
2,921		Gray Television, Inc	1,168
75		Hearst-Argyle Television, Inc	455
622	*	IAC/InterActiveCorp	9,784
1,481	*	ICO Global Communications Holdings Ltd (Class A)	1,674
170		iPCS, Inc	1,166

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

449	*	Leap Wireless International, Inc	$12,074
1,927	*	Liberty Global, Inc (Class A)	30,678
1,929	*	Liberty Media Corp - Capital (Series A)	9,086
3,476	*	Liberty Media Corp - Entertainment (Series A)	60,760
3,274	*	Liberty Media Holding Corp (Interactive A)	10,215
1,349	*	Lin TV Corp (Class A)	1,470
487	*	Mediacom Communications Corp (Class A)	2,094
879	*	MetroPCS Communications, Inc	13,053
120	*	NeuStar, Inc (Class A)	2,296
661	*	NII Holdings, Inc (Class B)	12,017
110		NTELOS Holdings Corp	2,713
734		Scripps Networks Interactive (Class A)	16,148
10,111	*	Sprint Nextel Corp	18,503
718		SureWest Communications	8,200
388	*	Syniverse Holdings, Inc	4,633
186	*	Terremark Worldwide, Inc	724
719	*	TerreStar Corp	288
2,217		Time Warner Cable, Inc (Class A)	47,555
681	*	TiVo, Inc	4,876
10,826		Verizon Communications, Inc	367,000
3,573	*	Viacom, Inc (Class B)	68,101
4,916		Windstream Corp	45,227

		TOTAL COMMUNICATIONS	1,090,812

DEPOSITORY INSTITUTIONS - 6.51%
15,046		Bank of America Corp	211,848
111		Bank of Hawaii Corp	5,014
4,474		Bank of New York Mellon Corp	126,748
265		BankAtlantic Bancorp Inc (Class A)	1,537
3,550		BB&T Corp	97,483
200		City National Corp	9,740
698		Colonial Bancgroup, Inc	1,445
800		Comerica, Inc	15,880
4,100		Fifth Third Bancorp	33,866
745		First Horizon National Corp	7,879
2,096	*	Flagstar Bancorp, Inc	1,488
147		Fulton Financial Corp	1,414
1,233		Hudson City Bancorp, Inc	19,679
2,600		Keycorp	22,152
671		M&T Bank Corp	38,522
1,400		Marshall & Ilsley Corp	19,096
300	*	Metavante Technologies, Inc	4,833
1,170		New York Community Bancorp, Inc	13,993
148		NewAlliance Bancshares, Inc	1,949
930		Northern Trust Corp	48,490
145		Old National Bancorp	2,633
189		People’s United Financial, Inc	3,370
2,422		PNC Financial Services Group, Inc	118,678
540		Popular, Inc	2,786
355		Provident Financial Services, Inc	5,432
4,160		Regions Financial Corp	33,114
2,604	*	Sovereign Bancorp, Inc	7,760
1,530		State Street Corp	60,175
2,387		SunTrust Banks, Inc	70,512
148	*	SVB Financial Group	3,882
900		Synovus Financial Corp	7,470
1,847		UCBH Holdings, Inc	12,707
8,067		US Bancorp	201,756
11,616		Wells Fargo & Co	342,440
100		Zions Bancorporation	2,451

		TOTAL DEPOSITORY INSTITUTIONS	1,558,222

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 1.36%
900	*	AFC Enterprises	$4,221
793		Darden Restaurants, Inc	22,347
13		DineEquity, Inc	150
4,651		McDonald’s Corp	289,245
177	*	Sonic Corp	2,154
1,623		Wendy’s/Arby’s Group, Inc (Class A)	8,018

		TOTAL EATING AND DRINKING PLACES	326,135

EDUCATIONAL SERVICES - 0.02%
60	*	ITT Educational Services, Inc	5,699

		TOTAL EDUCATIONAL SERVICES	5,699

ELECTRIC, GAS, AND SANITARY SERVICES - 6.79%
3,869	*	AES Corp	31,881
1,096		AGL Resources, Inc	34,360
921		Alliant Energy Corp	26,875
805		Aqua America, Inc	16,575
1,100		Atmos Energy Corp	26,070
2,028		Avista Corp	39,303
947	*	Calpine Corp	6,894
1,760		Centerpoint Energy, Inc	22,211
242		Central Vermont Public Service Corp	5,774
121		CH Energy Group, Inc	6,218
1,362	*	Clean Energy Fuels Corp	8,226
2,217		Cleco Corp	50,614
3,225		Consolidated Edison, Inc	125,548
600		Crosstex Energy, Inc	2,340
1,348		Edison International	43,298
4,082		El Paso Corp	31,962
300		Energen Corp	8,799
1,642		FPL Group, Inc	82,642
2,385		Hawaiian Electric Industries, Inc	52,804
2,000		Idacorp, Inc	58,900
87		ITC Holdings Corp	3,800
222		Laclede Group, Inc	10,398
500		MGE Energy, Inc	16,500
1,575		National Fuel Gas Co	49,345
197		New Jersey Resources Corp	7,752
693		Nicor, Inc	24,075
5,083		NiSource, Inc	55,761
1,093		Northeast Utilities	26,298
162		Northwest Natural Gas Co	7,165
1,211	*	NRG Energy, Inc	28,253
900		NSTAR	32,841
3,118		OGE Energy Corp	80,382
800		Oneok, Inc	23,296
5,265		Pepco Holdings, Inc	93,506
1,108		PG&E Corp	42,891
963		Piedmont Natural Gas Co, Inc	30,498
681		Pinnacle West Capital Corp	21,881
1,802		PPL Corp	55,303
1,605		Public Service Enterprise Group, Inc	46,818
1,747		Questar Corp	57,109

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

1,009		Resource America, Inc (Class A)	$4,036
1,009		Sempra Energy	43,014
2,900		Sierra Pacific Resources	28,681
211		SJW Corp	6,317
500		South Jersey Industries, Inc	19,925
155		Southwest Gas Corp	3,909
2,976		TECO Energy, Inc	36,754
400		UGI Corp	9,768
200		UIL Holdings Corp	6,006
587		WGL Holdings, Inc	19,189
3,524		Williams Cos, Inc	51,028

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,623,793

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.38%
2,047	*	Adaptec, Inc	6,755
277	*	Advanced Energy Industries, Inc	2,756
1,662	*	Advanced Micro Devices, Inc	3,590
1,435		Ametek, Inc	43,351
281	*	Avnet, Inc	5,117
161		Baldor Electric Co	2,874
147	*	Benchmark Electronics, Inc	1,877
20,127	*	Cisco Systems, Inc	328,070
297	*	Conexant Systems, Inc	203
308	*	Cree, Inc	4,888
178	*	Dolby Laboratories, Inc (Class A)	5,831
506		Eaton Corp	25,153
81	*	Energy Conversion Devices, Inc	2,042
4,262	*	Finisar Corp	1,620
172	*	First Solar, Inc	23,729
312	*	FuelCell Energy, Inc	1,211
377	*	GrafTech International Ltd	3,137
85	*	Greatbatch, Inc	2,249
100		Harman International Industries, Inc	1,673
582	*	Harmonic, Inc	3,265
530	*	Hutchinson Technology, Inc	1,844
20,544		Intel Corp	301,175
169	*	InterDigital, Inc	4,648
512	*	Lattice Semiconductor Corp	773
77		Lincoln Electric Holdings, Inc	3,922
538	*	Loral Space & Communications, Inc	7,817
2,267	*	LSI Logic Corp	7,458
181	*	Medis Technologies Ltd	81
2,856	*	Micron Technology, Inc	7,540
8,640		Motorola, Inc	38,275
1,151	*	NetApp, Inc	16,079
1,509	*	ON Semiconductor Corp	5,131
645	*	Oplink Communications, Inc	5,547
293		Plantronics, Inc	3,868
357	*	Polycom, Inc	4,823
200	*	Power-One, Inc	238
621	*	Powerwave Technologies, Inc	311
441	*	QLogic Corp	5,927
6,346		Qualcomm, Inc	227,377
586	*	Quantum Fuel Systems Technologies Worldwide, Inc	498
706	*	RF Micro Devices, Inc	551
760	*	Silicon Storage Technology, Inc	1,740
12,111	*	Sirius XM Radio, Inc	1,453
487	*	Skyworks Solutions, Inc	2,698

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

823	*	Spansion, Inc (Class A)	$156
168	*	Sunpower Corp (Class A)	6,216
400	*	Sycamore Networks, Inc	1,076
1,169	*	Symmetricom, Inc	4,618
141	*	Synaptics, Inc	2,335
312	*	Tekelec	4,162
288		Teleflex, Inc	14,429
1,300	*	Tellabs, Inc	5,356
135	*	Tessera Technologies, Inc	1,604
6,057		Texas Instruments, Inc	94,005
338	*	Thomas & Betts Corp	8,119
944	*	Triquint Semiconductor, Inc	3,247
184	*	TTM Technologies, Inc	959
693	*	Utstarcom, Inc	1,282
183	*	Volterra Semiconductor Corp	1,308
100		Whirlpool Corp	4,135
800		Xilinx, Inc	14,256
111	*	Zoran Corp	758

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,287,186

ENGINEERING AND MANAGEMENT SERVICES - 0.83%
200	*	Amylin Pharmaceuticals, Inc	2,170
200	*	Ariad Pharmaceuticals, Inc	170
200	*	Celera Corp	2,226
1,201	*	Celgene Corp	66,390
42		Corporate Executive Board Co	927
100	*	CV Therapeutics, Inc	921
321	*	Hewitt Associates, Inc (Class A)	9,110
767	*	Incyte Corp	2,907
435	*	Isis Pharmaceuticals, Inc	6,168
139	*	Navigant Consulting, Inc	2,206
1,438		Paychex, Inc	37,791
896		Quest Diagnostics, Inc	46,511
211	*	Regeneron Pharmaceuticals, Inc	3,874
3,969	*	Rentech, Inc	2,699
100	*	Symyx Technologies, Inc	594
318	*	Tetra Tech, Inc	7,680
303	*	VCA Antech, Inc	6,024

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	198,368

FABRICATED METAL PRODUCTS - 0.82%
140		Aptargroup, Inc	4,934
720		Commercial Metals Co	8,546
258		Dynamic Materials Corp	4,982
100		Gulf Island Fabrication, Inc	1,441
4,002		Illinois Tool Works, Inc	140,269
200		Pentair, Inc	4,734
150		Quanex Building Products Corp	1,406
147		Snap-On, Inc	5,789
600		Stanley Works	20,460
71		Valmont Industries, Inc	4,357

		TOTAL FABRICATED METAL PRODUCTS	196,918

FOOD AND KINDRED PRODUCTS - 4.11%
1,663		Campbell Soup Co	49,907
2,548		General Mills, Inc	154,791
1,979		H.J. Heinz Co	74,410
124	*	Hansen Natural Corp	4,158

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

1,029		Hershey Co	$35,747
164		J.M. Smucker Co	7,111
2,683		Kellogg Co	117,650
6,739		Kraft Foods, Inc (Class A)	180,942
51		Lancaster Colony Corp	1,749
146		McCormick & Co, Inc	4,652
5,972		PepsiCo, Inc	327,087
11	*	Ralcorp Holdings, Inc	642
2,399		Sara Lee Corp	23,486
74		Tootsie Roll Industries, Inc	1,895

		TOTAL FOOD AND KINDRED PRODUCTS	984,227

FOOD STORES - 0.36%
51	*	Great Atlantic & Pacific Tea Co, Inc	320
1,888		Safeway, Inc	44,878
3,234	*	Starbucks Corp	30,594
604		Supervalu, Inc	8,818
260		Whole Foods Market, Inc	2,454

		TOTAL FOOD STORES	87,064

FORESTRY - 0.13%
996		Weyerhaeuser Co	30,488

		TOTAL FORESTRY	30,488

FURNITURE AND FIXTURES - 0.53%
68		Herman Miller, Inc	886
470		Hill-Rom Holdings, Inc	7,736
128		HNI Corp	2,028
4,276		Johnson Controls, Inc	77,652
200	*	Kinetic Concepts, Inc	3,836
700		Leggett & Platt, Inc	10,633
2,240		Masco Corp	24,931

		TOTAL FURNITURE AND FIXTURES	127,702

FURNITURE AND HOME FURNISHINGS STORES - 0.25%
865	*	Bed Bath & Beyond, Inc	21,988
1,050		Best Buy Co, Inc	29,516
199	*	GameStop Corp (Class A)	4,310
200		RadioShack Corp	2,388
100		Williams-Sonoma, Inc	786

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	58,988

GENERAL BUILDING CONTRACTORS - 0.08%
400		Centex Corp	4,256
180	*	Hovnanian Enterprises, Inc (Class A)	310
400		Lennar Corp (Class A)	3,468
169		M/I Homes, Inc	1,781
300	*	Standard-Pacific Corp	534
400	*	Toll Brothers, Inc	8,572

		TOTAL GENERAL BUILDING CONTRACTORS	18,921

GENERAL MERCHANDISE STORES - 1.44%
2,506		Costco Wholesale Corp	131,565
940		JC Penney Co, Inc	18,518
800		Macy’s, Inc	8,280
4,176		Target Corp	144,197
2,098		TJX Cos, Inc	43,156

		TOTAL GENERAL MERCHANDISE STORES	345,716

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

HEALTH SERVICES - 0.41%
55	*	Amsurg Corp	$1,284
112	*	Corvel Corp	2,462
201	*	Edwards Lifesciences Corp	11,045
791	*	Five Star Quality Care, Inc	1,210
161	*	Healthways, Inc	1,848
645	*	Laboratory Corp of America Holdings	41,545
421		LCA-Vision, Inc	1,730
105	*	LHC Group, Inc	3,780
337	*	LifePoint Hospitals, Inc	7,697
1,668	*	Nektar Therapeutics	9,274
162	*	Nighthawk Radiology Holdings, Inc	787
185	*	Pediatrix Medical Group, Inc	5,865
334	*	Psychiatric Solutions, Inc	9,302

		TOTAL HEALTH SERVICES	97,829

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.10%
572	*	Foster Wheeler Ltd	13,373
301	*	LB Foster Co (Class A)	9,415
159	*	Matrix Service Co	1,220

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	24,008

HOLDING AND OTHER INVESTMENT OFFICES - 1.81%
442		Alesco Financial, Inc	194
2,412		Annaly Mortgage Management, Inc	38,278
800		Anworth Mortgage Asset Corp	5,144
1,347		Ashford Hospitality Trust, Inc	1,549
194		AvalonBay Communities, Inc	11,753
389		Boston Properties, Inc	21,395
441		Capstead Mortgage Corp	4,750
1,102		Duke Realty Corp	12,078
2,015		Equity Residential	60,086
55		First Industrial Realty Trust, Inc	415
796		General Growth Properties, Inc	1,027
300		HCP, Inc	8,331
199		Health Care REIT, Inc	8,398
140		Hospitality Properties Trust	2,082
1,940		Host Marriott Corp	14,686
700		HRPT Properties Trust	2,359
800		iStar Financial, Inc	1,784
260		JER Investors Trust, Inc	242
1,200		Kimco Realty Corp	21,936
300		Liberty Property Trust	6,849
255		MFA Mortgage Investments, Inc	1,502
78		Mid-America Apartment Communities, Inc	2,898
557	*	NexCen Brands, Inc	62
1,786		NorthStar Realty Finance Corp	6,983
33		Potlatch Corp	858
1,000		Prologis	13,890
627		Public Storage, Inc	49,847
213		RAIT Investment Trust	554
78		Regency Centers Corp	3,643
1,108		Simon Property Group, Inc	58,868
163		UDR, Inc	2,248
2,062		Virgin Media, Inc	10,289
634		Vornado Realty Trust	38,262
300		WABCO Holdings, Inc	4,737
733		Weingarten Realty Investors	15,166

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	433,143

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

HOTELS AND OTHER LODGING PLACES - 0.26%
600		Choice Hotels International, Inc	$18,036
500	*	Gaylord Entertainment Co	5,420
1,201	*	Great Wolf Resorts, Inc	1,850
1,200	*	Lodgian, Inc	2,556
200		Marcus Corp	3,246
1,240		Marriott International, Inc (Class A)	24,118
448		Starwood Hotels & Resorts Worldwide, Inc	8,019

		TOTAL HOTELS AND OTHER LODGING PLACES	63,245

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.47%
400	*	AGCO Corp	9,436
88	*	Allis-Chalmers Energy, Inc	484
5,773		Applied Materials, Inc	58,480
90	*	Astec Industries, Inc	2,820
699	*	Axcelis Technologies, Inc	356
400		Black & Decker Corp	16,724
200		Briggs & Stratton Corp	3,518
1,961	*	Brocade Communications Systems, Inc	5,491
2,146		Caterpillar, Inc	95,862
1,082	*	Cray, Inc	2,251
1,336		Cummins, Inc	35,711
2,788		Deere & Co	106,836
8,184	*	Dell, Inc	83,804
66		Donaldson Co, Inc	2,221
100	*	Dril-Quip, Inc	2,051
138	*	Emulex Corp	963
241	*	Entegris, Inc	528
82	*	Flotek Industries, Inc	207
600	*	FMC Technologies, Inc	14,298
421		Graco, Inc	9,990
8,825		Hewlett-Packard Co	320,259
772	*	Immersion Corp	4,547
607		Ingersoll-Rand Co Ltd (Class A)	10,531
4,582		International Business Machines Corp	385,622
124	*	Intevac, Inc	629
129		John Bean Technologies Corp	1,054
364	*	Lam Research Corp	7,746
300	*	Lexmark International, Inc (Class A)	8,070
55		Lufkin Industries, Inc	1,898
516		Manitowoc Co, Inc	4,469
292		Modine Manufacturing Co	1,422
400		Nordson Corp	12,916
89	*	Oil States International, Inc	1,663
300		Pall Corp	8,529
1,149		Palm, Inc	3,527
1,279		Pitney Bowes, Inc	32,589
2,748	*	Quantum Corp	989
71	*	Rackable Systems, Inc	280
2,812		Seagate Technology, Inc	12,457
508	*	Semitool, Inc	1,549
210	*	Sigma Designs, Inc	1,995
406	*	STEC, Inc	1,730
132	*	Tecumseh Products Co	1,261
716		Tennant Co	11,026

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

214	*	Terex Corp	$3,706
83	*	TurboChef Technologies, Inc	408
170	*	Ultratech, Inc	2,033
400	*	Varian Medical Systems, Inc	14,016

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,308,952

INSTRUMENTS AND RELATED PRODUCTS - 5.14%
177	*	Advanced Medical Optics, Inc	1,170
100	*	Affymetrix, Inc	299
1,539	*	Agilent Technologies, Inc	24,055
1,355		Allergan, Inc	54,634
415		Bard (C.R.), Inc	34,968
3,248		Baxter International, Inc	174,059
370		Beckman Coulter, Inc	16,258
1,618		Becton Dickinson & Co	110,655
200	*	Bruker BioSciences Corp	808
191	*	Cardiac Science Corp	1,433
365	*	Cepheid, Inc	3,789
1,181		Danaher Corp	66,856
636		Dentsply International, Inc	17,961
4,997		Emerson Electric Co	182,939
396	*	Flir Systems, Inc	12,149
104	*	Formfactor, Inc	1,518
601		Garmin Ltd	11,521
470		Hillenbrand, Inc	7,840
871	*	Hologic, Inc	11,384
224	*	Illumina, Inc	5,835
139	*	Intuitive Surgical, Inc	17,652
564	*	ION Geophysical Corp	1,935
361	*	Ixia	2,087
598	*	LTX-Credence Corp	161
5,157		Medtronic, Inc	162,032
236	*	Millipore Corp	12,159
71	*	MKS Instruments, Inc	1,050
200		Movado Group, Inc	1,878
212	*	Natus Medical, Inc	2,745
278		Rockwell Automation, Inc	8,963
178		Roper Industries, Inc	7,727
1,467	*	St. Jude Medical, Inc	48,352
268		STERIS Corp	6,403
1,575		Stryker Corp	62,921
70		Techne Corp	4,516
1,623	*	Thermo Electron Corp	55,296
260	*	Trimble Navigation Ltd	5,619
636	*	Vivus, Inc	3,384
300	*	Waters Corp	10,995
4,409		Xerox Corp	35,140
966	*	Zimmer Holdings, Inc	39,046

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,230,192

INSURANCE AGENTS, BROKERS AND SERVICE - 0.47%
1,416		AON Corp	64,683
1,121	*	Crawford & Co (Class B)	16,299
1,987		Hartford Financial Services Group, Inc	32,627

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	113,609

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 5.04%
2,552		Aetna, Inc	$72,732
3,629		Aflac, Inc	166,352
5	*	Alleghany Corp	1,410
700		Ambac Financial Group, Inc	910
37		American Physicians Capital, Inc	1,780
120	*	Arch Capital Group Ltd	8,412
853		Aspen Insurance Holdings Ltd	20,685
613		Assurant, Inc	18,390
69	*	Catalyst Health Solutions, Inc	1,680
263	*	Centene Corp	5,184
3,252		Chubb Corp	165,852
2,165		Cincinnati Financial Corp	62,937
332		Endurance Specialty Holdings Ltd	10,136
202		Erie Indemnity Co (Class A)	7,601
1,970		Genworth Financial, Inc (Class A)	5,575
150		Hanover Insurance Group, Inc	6,446
737	*	Humana, Inc	27,475
835	*	Leucadia National Corp	16,533
2,128		Lincoln National Corp	40,092
30	*	Markel Corp	8,970
700	*	MBIA, Inc	2,849
360		MGIC Investment Corp	1,253
177	*	Molina Healthcare, Inc	3,117
765		Montpelier Re Holdings Ltd	12,844
368		Nationwide Financial Services, Inc (Class A)	19,213
70		Odyssey Re Holdings Corp	3,627
468		Phoenix Cos, Inc	1,530
347		Platinum Underwriters Holdings Ltd	12,520
200		PMI Group, Inc	390
1,800		Principal Financial Group	40,626
4,223		Progressive Corp	62,543
300		Protective Life Corp	4,305
220		Radian Group, Inc	810
36		Stancorp Financial Group, Inc	1,504
4,249		Travelers Cos, Inc	192,054
161		Unitrin, Inc	2,566
1,457		UnumProvident Corp	27,100
700		W.R. Berkley Corp	21,700
3,412	*	WellPoint, Inc	143,748
1,041		XL Capital Ltd (Class A)	3,852

		TOTAL INSURANCE CARRIERS	1,207,303

LEATHER AND LEATHER PRODUCTS - 0.12%
1,184	*	Coach, Inc	24,591
115		Weyco Group, Inc	3,801

		TOTAL LEATHER AND LEATHER PRODUCTS	28,392

LEGAL SERVICES - 0.02%
128	*	FTI Consulting, Inc	5,719

		TOTAL LEGAL SERVICES	5,719

LUMBER AND WOOD PRODUCTS - 0.00%**
400	*	Champion Enterprises, Inc	224

		TOTAL LUMBER AND WOOD PRODUCTS	224

METAL MINING - 0.22%
821	*	Allied Nevada Gold Corp	4,154
1,000		Royal Gold, Inc	49,210

		TOTAL METAL MINING	53,364

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.35%
318		Armstrong World Industries, Inc	$6,875
200		Callaway Golf Co	1,858
3,063		Mattel, Inc	49,009
1,259		Tyco International Ltd	27,194

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	84,936

MISCELLANEOUS RETAIL - 1.55%
986	*	Amazon.com, Inc	50,562
4,815		CVS Corp	138,383
41	*	Dollar Tree, Inc	1,714
188	*	GSI Commerce, Inc	1,978
790	*	Hibbett Sports, Inc	12,411
248	*	HSN, Inc	1,803
700	*	Office Depot, Inc	2,086
200		Petsmart, Inc	3,690
88	*	Priceline.com, Inc	6,481
2,460		Staples, Inc	44,083
300		Tiffany & Co	7,089
4,039		Walgreen Co	99,642

		TOTAL MISCELLANEOUS RETAIL	369,922

MOTION PICTURES - 0.89%
97	*	Avid Technology, Inc	1,058
559	*	Discovery Communications, Inc (Class A)	7,915
306	*	DreamWorks Animation SKG, Inc (Class A)	7,730
200		Regal Entertainment Group (Class A)	2,042
18,900		Time Warner, Inc	190,134
361	*	tw telecom inc (Class A)	3,058

		TOTAL MOTION PICTURES	211,937

NONDEPOSITORY INSTITUTIONS - 0.96%
5,767		American Express Co	106,977
756	*	AmeriCredit Corp	5,776
1,809		Capital One Financial Corp	57,689
500		CapitalSource, Inc	2,310
2,202		CIT Group, Inc	9,997
2,202		Discover Financial Services	20,985
279		Federal Agricultural Mortgage Corp (Class C)	977
1,477	*	Guaranty Financial Group, Inc	3,855
1,872		Medallion Financial Corp	14,283
1,040	*	NewStar Financial, Inc	4,150
106	*	thinkorswim Group, Inc	596
105	*	World Acceptance Corp	2,075

		TOTAL NONDEPOSITORY INSTITUTIONS	229,670

NONMETALLIC MINERALS, EXCEPT FUELS - 0.31%
900		AMCOL International Corp	18,855
68		Compass Minerals International, Inc	3,989
723		Vulcan Materials Co	50,306

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	73,150

OIL AND GAS EXTRACTION - 5.55%
2,165		Apache Corp	161,356
378		Atlas America, Inc	5,613
122	*	ATP Oil & Gas Corp	714
400		Berry Petroleum Co (Class A)	3,024

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

395	*	Bronco Drilling Co, Inc	$2,552
700		Cabot Oil & Gas Corp	18,200
1,029	*	Callon Petroleum Co	2,675
800	*	Cameron International Corp	16,400
400	*	Cheniere Energy, Inc	1,140
2,896		Chesapeake Energy Corp	46,828
615		Cimarex Energy Co	16,470
225	*	Complete Production Services, Inc	1,834
325	*	Contango Oil & Gas Co	18,298
112	*	Dawson Geophysical Co	1,995
300	*	Delta Petroleum Corp	1,428
2,400	*	Denbury Resources, Inc	26,208
2,580		Devon Energy Corp	169,531
400	*	Edge Petroleum Corp	64
300	*	Encore Acquisition Co	7,656
1,081		ENSCO International, Inc	30,690
1,749		EOG Resources, Inc	116,447
2,283		Equitable Resources, Inc	76,595
124	*	EXCO Resources, Inc	1,123
49	*	Exterran Holdings, Inc	1,044
249	*	Geokinetics, Inc	615
591	*	Geomet, Inc	1,017
900	*	Global Industries Ltd	3,141
92	*	GMX Resources, Inc	2,329
369	*	Goodrich Petroleum Corp	11,052
530	*	Helix Energy Solutions Group, Inc	3,837
1,008		Helmerich & Payne, Inc	22,932
683	*	McMoRan Exploration Co	6,693
2,560	*	Meridian Resource Corp	1,459
880	*	Nabors Industries Ltd	10,534
2,056	*	National Oilwell Varco, Inc	50,249
677	*	Newfield Exploration Co	13,371
1,018		Noble Corp	22,488
1,825		Noble Energy, Inc	89,826
78	*	Oceaneering International, Inc	2,273
753	*	Parker Drilling Co	2,184
1,754	*	PetroHawk Energy Corp	27,415
200	*	Petroleum Development Corp	4,814
415	*	Petroquest Energy, Inc	2,805
697	*	Pioneer Drilling Co	3,882
1,009		Pioneer Natural Resources Co	16,326
1,122	*	Plains Exploration & Production Co	26,075
233		Precision Drilling Trust	1,952
1,100	*	Pride International, Inc	17,578
800	*	Quicksilver Resources, Inc	4,456
632		Range Resources Corp	21,734
1,050		Smith International, Inc	24,035
867	*	Southwestern Energy Co	25,117
500		St. Mary Land & Exploration Co	10,155
188	*	Stone Energy Corp	2,072
2,287	*	Sulphco, Inc	2,150
107	*	Superior Energy Services	1,705
400	*	Swift Energy Co	6,724
426	*	Toreador Resources Corp	2,339
424	*	TXCO Resources, Inc	632
300	*	Unit Corp	8,016
374	*	Venoco, Inc	1,014
500		W&T Offshore, Inc	7,160

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

1,183	*	Weatherford International Ltd	$12,800
300	*	Whiting Petroleum Corp	10,038
3,253		XTO Energy, Inc	114,732

		TOTAL OIL AND GAS EXTRACTION	1,327,611

PAPER AND ALLIED PRODUCTS - 0.90%
551		Bemis Co	13,048
150	*	Buckeye Technologies, Inc	546
1,245	*	Domtar Corporation	2,079
1,597		International Paper Co	18,845
2,514		Kimberly-Clark Corp	132,587
1,866		MeadWestvaco Corp	20,881
413		Packaging Corp of America	5,559
114		Rock-Tenn Co (Class A)	3,897
700		Sonoco Products Co	16,212
500		Temple-Inland, Inc	2,400

		TOTAL PAPER AND ALLIED PRODUCTS	216,054

PERSONAL SERVICES - 0.02%
232		Regis Corp	3,371
34		Unifirst Corp	1,009
40		Weight Watchers International, Inc	1,177

		TOTAL PERSONAL SERVICES	5,557

PETROLEUM AND COAL PRODUCTS - 1.17%
375		Alon USA Energy, Inc	3,431
100		Ashland, Inc	1,051
1,614		Hess Corp	86,575
1,640		Murphy Oil Corp	72,734
1,000		Sunoco, Inc	43,460
3,079		Valero Energy Corp	66,630
779		Western Refining, Inc	6,045

		TOTAL PETROLEUM AND COAL PRODUCTS	279,926

PIPELINES, EXCEPT NATURAL GAS - 0.34%
5,195		Spectra Energy Corp	81,769

		TOTAL PIPELINES, EXCEPT NATURAL GAS	81,769

PRIMARY METAL INDUSTRIES - 1.15%
2,074		Alcoa, Inc	23,353
190		Allegheny Technologies, Inc	4,851
489	*	Century Aluminum Co	4,890
5,868		Corning, Inc	55,922
350		Gibraltar Industries, Inc	4,179
300		Hubbell, Inc (Class B)	9,804
2,040		Nucor Corp	94,248
241		Olympic Steel, Inc	4,909
1,276		Steel Dynamics, Inc	14,266
500		Tredegar Corp	9,090
828		United States Steel Corp	30,802
1,705		Worthington Industries, Inc	18,789

		TOTAL PRIMARY METAL INDUSTRIES	275,103

PRINTING AND PUBLISHING - 0.46%
412		Dun & Bradstreet Corp	31,806
233		EW Scripps Co (Class A)	515
185		Harte-Hanks, Inc	1,154
83		John Wiley & Sons, Inc (Class A)	2,953

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

2,109		Journal Communications, Inc (Class A)	$5,167
200		Meredith Corp	3,424
1,322		New York Times Co (Class A)	9,690
1,318	*	R.H. Donnelley Corp	488
600		R.R. Donnelley & Sons Co	8,148
863		Standard Register Co	7,707
100		Washington Post Co (Class B)	39,025

		TOTAL PRINTING AND PUBLISHING	110,077

RAILROAD TRANSPORTATION - 0.95%
2,592		CSX Corp	84,162
500	*	Kansas City Southern Industries, Inc	9,525
2,849		Norfolk Southern Corp	134,046

		TOTAL RAILROAD TRANSPORTATION	227,733

REAL ESTATE - 0.02%
480	*	CB Richard Ellis Group, Inc (Class A)	2,074
166	*	Forestar Real Estate Group, Inc	1,580
100		Stewart Enterprises, Inc (Class A)	301

		TOTAL REAL ESTATE	3,955

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.04%
340		Sealed Air Corp	5,080
179		Tupperware Corp	4,063

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	9,143

SECURITY AND COMMODITY BROKERS - 2.43%
692		Ameriprise Financial, Inc	16,165
211		BlackRock, Inc	28,306
683		Broadridge Financial Solutions, Inc	8,565
4,203		Charles Schwab Corp	67,963
201		CME Group, Inc	41,830
388	*	Duff & Phelps Corp	7,419
200		Eaton Vance Corp	4,202
363		Evercore Partners, Inc (Class A)	4,534
300		Federated Investors, Inc (Class B)	5,088
1,365		Franklin Resources, Inc	87,060
1,673		Goldman Sachs Group, Inc	141,183
205	*	IntercontinentalExchange, Inc	16,900
2,274		Invesco Ltd	32,837
2,034	*	Ladenburg Thalmann Financial Services, Inc	1,464
406		Lazard Ltd (Class A)	12,074
556		Legg Mason, Inc	12,182
542	*	Nasdaq Stock Market, Inc	13,393
1,006		NYSE Euronext	27,544
600		SEI Investments Co	9,426
1,200		T Rowe Price Group, Inc	42,528
259		US Global Investors, Inc (Class A)	1,267

		TOTAL SECURITY AND COMMODITY BROKERS	581,930

SOCIAL SERVICES - 0.01%
688	*	Capital Senior Living Corp	2,050

		TOTAL SOCIAL SERVICES	2,050

SPECIAL TRADE CONTRACTORS - 0.06%
75		Chemed Corp	2,983
80	*	Layne Christensen Co	1,921
518	*	Quanta Services, Inc	10,256

		TOTAL SPECIAL TRADE CONTRACTORS	15,160

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.97%
3,564		3M Co	$205,072
100		Apogee Enterprises, Inc	1,036
51	*	Cabot Microelectronics Corp	1,330
150		CARBO Ceramics, Inc	5,330
227		Eagle Materials, Inc	4,179
400		Gentex Corp	3,532
241	*	Owens Corning, Inc	4,169
290	*	Owens-Illinois, Inc	7,926

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	232,574

TEXTILE MILL PRODUCTS - 0.03%
100	*	Mohawk Industries, Inc	4,297
200		Oxford Industries, Inc	1,754

		TOTAL TEXTILE MILL PRODUCTS	6,051

TRANSPORTATION BY AIR - 0.98%
101	*	Air Methods Corp	1,615
2,987	*	Airtran Holdings, Inc	13,262
700	*	Continental Airlines, Inc (Class B)	12,642
2,034	*	Delta Air Lines, Inc	23,310
581	*	ExpressJet Holdings, Inc	988
1,631		FedEx Corp	104,629
3,057	*	JetBlue Airways Corp	21,705
267		Skywest, Inc	4,966
4,249		Southwest Airlines Co	36,626
1,422		UAL Corp	15,670

		TOTAL TRANSPORTATION BY AIR	235,413

TRANSPORTATION EQUIPMENT - 0.78%
200		American Axle & Manufacturing Holdings, Inc	578
400		ArvinMeritor, Inc	1,140
1,670	*	BE Aerospace, Inc	12,842
64	*	Fuel Systems Solutions, Inc	2,097
1,457		Genuine Parts Co	55,162
1,360		Harley-Davidson, Inc	23,079
660		Harsco Corp	18,269
791	*	Hayes Lemmerz International, Inc	356
1,405		Paccar, Inc	40,183
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	13,760
339		Superior Industries International, Inc	3,566
800	*	Tenneco, Inc	2,360
1,400	*	Visteon Corp	490
300		Westinghouse Air Brake Technologies Corp	11,925

		TOTAL TRANSPORTATION EQUIPMENT	185,807

TRANSPORTATION SERVICES - 0.07%
150		CH Robinson Worldwide, Inc	8,254
139		Expeditors International Washington, Inc	4,624
248	*	Interval Leisure Group, Inc	1,337
404	*	Orbitz Worldwide, Inc	1,568

		TOTAL TRANSPORTATION SERVICES	15,783

TRUCKING AND WAREHOUSING - 0.85%
3,699		United Parcel Service, Inc (Class B)	204,037

		TOTAL TRUCKING AND WAREHOUSING	204,037

TIAA-CREF LIFE FUNDS - Social Choice Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.07%
116		Alexander & Baldwin, Inc	$2,907
400	*	Gulfmark Offshore, Inc	9,516
300	*	Hornbeck Offshore Services, Inc	4,902

		TOTAL WATER TRANSPORTATION	17,325

WHOLESALE TRADE-DURABLE GOODS - 0.51%
932		Agilysys, Inc	3,998
800		Barnes Group, Inc	11,600
400		BorgWarner, Inc	8,708
400		Castle (A.M.) & Co	4,332
465	*	Chindex International, Inc	3,697
58		Martin Marietta Materials, Inc	5,631
104	*	MWI Veterinary Supply, Inc	2,804
26		Owens & Minor, Inc	979
522	*	Patterson Cos, Inc	9,788
900		Reliance Steel & Aluminum Co	17,946
142	*	Tyler Technologies, Inc	1,701
626		W.W. Grainger, Inc	49,353
109	*	WESCO International, Inc	2,096

		TOTAL WHOLESALE TRADE-DURABLE GOODS	122,633

WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
45		Airgas, Inc	1,755
623	*	Akorn, Inc	1,434
600		Allscripts Healthcare Solutions, Inc	5,952
9	*	Clearwater Paper Corp	76
500	*	Endo Pharmaceuticals Holdings, Inc	12,940
105	*	Henry Schein, Inc	3,852
586		Herbalife Ltd	12,704
98		Nash Finch Co	4,399
128		Spartan Stores, Inc	2,976
4,244		Sysco Corp	97,357

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	143,445

		TOTAL COMMON STOCKS (Cost $33,001,492)	23,635,081

		TOTAL PORTFOLIO - 98.74% (Cost $33,001,492)	23,635,081
		OTHER ASSETS & LIABILITIES, NET - 1.26%	302,470

		NET ASSETS - 100.00%	$23,937,551

*	Non-income producing.

**	Percentage represents less than 0.01%.

ABBREVIATION:

AMBAC - American Bond Assurance Corporation

MBIA - Municipal Bond Investors Assurance

MFA - Mortgage Finance Authority

RADIAN - Radian Group, Inc.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.57%
HOLDING AND OTHER INVESTMENT OFFICES - 97.03%
8,500		Acadia Realty Trust	$121,295
500		Alexander’s, Inc	127,450
10,900		Alexandria Real Estate Equities, Inc	657,706
26,900		AMB Property Corp	629,998
18,100		American Campus Communities, Inc	370,688
15,215		Apartment Investment & Management Co (Class A)	175,733
4,000		Associated Estates Realty Corp	36,520
24,400		AvalonBay Communities, Inc	1,478,152
23,940		BioMed Realty Trust, Inc	280,577
34,300		Boston Properties, Inc	1,886,500
13,000		Brandywine Realty Trust	100,230
11,800		BRE Properties, Inc (Class A)	330,164
11,000		Camden Property Trust	344,740
14,800		Corporate Office Properties Trust	454,360
12,000		Cousins Properties, Inc	166,200
65,000		DCT Industrial Trust, Inc	328,900
33,600		Developers Diversified Realty Corp	163,968
26,000		DiamondRock Hospitality Co	131,820
14,800		Digital Realty Trust, Inc	486,180
28,900		Douglas Emmett, Inc	377,434
37,186		Duke Realty Corp	407,559
15,400		EastGroup Properties, Inc	547,932
6,300		Equity Lifestyle Properties, Inc	241,668
69,400		Equity Residential	2,069,508
10,900		Essex Property Trust, Inc	836,575
17,000		Extra Space Storage, Inc	175,440
20,800		Federal Realty Investment Trust	1,291,264
18,730		Gramercy Capital Corp	23,974
20,000	g,m,v*	GSC Capital Corp	0
71,400		HCP, Inc	1,982,778
29,643		Health Care REIT, Inc	1,250,935
16,500		Healthcare Realty Trust, Inc	387,420
13,600		Highwoods Properties, Inc	372,096
9,100		Home Properties, Inc	369,460
32,500		Hospitality Properties Trust	483,275
168,000		Host Marriott Corp	1,271,760
22,000		HRPT Properties Trust	74,140
3,900		Inland Real Estate Corp	50,622
10,000		iShares Cohen & Steers Realty Majors Index Fund	441,800
30,000		iShares Dow Jones US Real Estate Index Fund	1,116,900
10,000		Kilroy Realty Corp	334,600
53,000		Kimco Realty Corp	968,840
22,600		Liberty Property Trust	515,958
20,000		Macerich Co	363,200
18,100		Mack-Cali Realty Corp	443,450
10,500	*	Maguire Properties, Inc	15,330
7,900		Mid-America Apartment Communities, Inc	293,564

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

75,430		Mission West Properties, Inc	$577,040
27,600		Nationwide Health Properties, Inc	792,672
28,800	g,m,v*	People’s Choice Financial Corp	0
17,300		Post Properties, Inc	285,450
90,020		Prologis	1,250,378
36,200		Public Storage, Inc	2,877,900
16,000		Regency Centers Corp	747,200
32,100		Senior Housing Properties Trust	575,232
68,300		Simon Property Group, Inc	3,628,778
19,300		SL Green Realty Corp	499,870
2,600		Sovran Self Storage, Inc	93,600
9,200		Tanger Factory Outlet Centers, Inc	346,104
18,100		Taubman Centers, Inc	460,826
47,208		UDR, Inc	650,998
13,500		U-Store-It Trust	60,075
40,900		Ventas, Inc	1,373,013
43,500		Vornado Realty Trust	2,625,225
8,500		Washington Real Estate Investment Trust	240,550
13,700		Weingarten Realty Investors	283,453

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	42,347,027

REAL ESTATE - 1.54%
59,300		Brookfield Properties Co	458,389
15,000		Forest City Enterprises, Inc (Class A)	100,500
43,900		Thomas Properties Group, Inc	113,701

		TOTAL REAL ESTATE	672,590

		TOTAL COMMON STOCKS (Cost $58,367,499)	43,019,617

		TOTAL PORTFOLIO - 98.57% (Cost $58,367,499)	43,019,617
		OTHER ASSETS & LIABILITIES, NET - 1.43%	626,246

		NET ASSETS - 100.00%	$43,645,863

*	Non-income producing

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2008, the value of these securities amounted to $0.00 or 0.00% of net assets.

m	Indicates a security has been deemed illiquid

v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

The value of these securities amounted to $0.00 which represents 0.00% of net assets.

ABBREVIATION:

REIT Real Estate Investment Trust

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2008

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
BONDS - 84.00%
CORPORATE BONDS - 21.38%
AMUSEMENT AND RECREATION SERVICES - 0.22%
$ 100,000		Walt Disney Co	5.700%	07/15/11	A2	$106,098
100,000		Walt Disney Co	4.500%	12/15/13	A2	100,660

		TOTAL AMUSEMENT AND RECREATION SERVICES				206,758

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
50,000		Home Depot, Inc	5.250%	12/16/13	Baa1	46,690

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				46,690

BUSINESS SERVICES - 0.17%
63,000		Lamar Media Corp	6.630%	08/15/15	Ba3	45,518
50,000		Oracle Corp	4.950%	04/15/13	A2	51,549
90,000		Sungard Data Systems, Inc	10.250%	08/15/15	Caa1	59,400

		TOTAL BUSINESS SERVICES				156,467

CHEMICALS AND ALLIED PRODUCTS - 0.80%
50,000		Abbott Laboratories	5.600%	05/15/11	A1	52,792
100,000		Air Products & Chemicals, Inc	4.150%	02/01/13	A2	96,013
50,000		Amgen, Inc	5.850%	06/01/17	A3	51,637
25,000		Bristol-Myers Squibb Co	6.130%	05/01/38	A2	27,454
75,000		GlaxoSmithKline Capital, Inc	5.650%	05/15/18	A1	78,775
35,000		GlaxoSmithKline Capital, Inc	6.380%	05/15/38	A1	39,544
50,000		Johnson & Johnson	5.850%	07/15/38	Aaa	60,407
50,000		Praxair, Inc	5.250%	11/15/14	A2	51,061
175,000		Procter & Gamble Co	4.600%	01/15/14	Aa3	183,384
65,000		Procter & Gamble Co	5.550%	03/05/37	Aa3	72,158

		TOTAL CHEMICALS AND ALLIED PRODUCTS				713,225

COMMUNICATIONS - 2.43%
60,000		America Movil SAB de C.V.	6.130%	11/15/37	A3	48,272
50,000		AT&T, Inc	6.700%	11/15/13	A2	52,966
100,000		AT&T, Inc	6.150%	09/15/34	A2	102,779
50,000		AT&T, Inc	6.500%	09/01/37	A2	53,850
100,000		BellSouth Corp	6.880%	10/15/31	A2	103,962
125,000	g	Cellco Partnership	8.500%	11/15/18	A2	146,459
100,000		Comcast Corp	6.500%	11/15/35	Baa2	99,524
50,000		Comcast Corp	6.400%	05/15/38	Baa2	49,883
100,000		Deutsche Telekom International Finance BV	8.750%	06/15/30	Baa1	123,314
100,000		New Cingular Wireless Services, Inc	8.750%	03/01/31	A2	125,009
100,000		Rogers Communications, Inc	6.800%	08/15/18	Baa3	101,043
100,000		Sprint Capital Corp	8.750%	03/15/32	Ba2	67,500
75,000		Telecom Italia Capital S.A.	4.950%	09/30/14	Baa2	57,094
25,000		Telecom Italia Capital S.A.	7.000%	06/04/18	Baa2	20,281
100,000		Telefonica Emisiones SAU	6.220%	07/03/17	Baa1	98,520
100,000		Time Warner Cable, Inc	5.400%	07/02/12	Baa2	93,375
100,000		Time Warner Cable, Inc	5.850%	05/01/17	Baa2	91,355
150,000		Time Warner Cable, Inc	8.750%	02/14/19	Baa2	163,099
100,000		Verizon Communications, Inc	4.350%	02/15/13	A3	96,719
100,000		Verizon Communications, Inc	8.750%	11/01/18	A3	117,322
50,000		Verizon Communications, Inc	6.400%	02/15/38	A3	53,185
75,000		Verizon Communications, Inc	8.950%	03/01/39	A3	96,877
200,000		Viacom, Inc	5.750%	04/30/11	Baa3	181,637
100,000		Vodafone Group plc	6.250%	11/30/32	Baa1	94,814

		TOTAL COMMUNICATIONS				2,238,839

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

DEPOSITORY INSTITUTIONS - 6.27%
$ 1,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750%	07/20/17	Aaa	$999,970
400,000		Banco Nacional de Comercio Exterior SNC	3.880%	01/21/09	A1	398,480
25,000		Bank of America Corp	4.900%	05/01/13	Aa2	24,763
75,000		Bank of America Corp	5.750%	12/01/17	Aa2	74,883
200,000		Bank of America NA	5.300%	03/15/17	Aa1	189,905
100,000		Bank One Corp	5.250%	01/30/13	Aa3	97,532
100,000		Citigroup, Inc	5.100%	09/29/11	A2	96,538
225,000		Citigroup, Inc	5.130%	05/05/14	A2	211,428
75,000		Citigroup, Inc	6.880%	03/05/38	A2	85,342
150,000		Credit Suisse	5.000%	05/15/13	Aa1	144,365
900,000	g	Depfa ACS Bank	5.130%	03/16/37	Aa1	651,710
100,000		Deutsche Bank AG.	4.880%	05/20/13	Aa1	98,179
100,000		Eksportfinans A/S	5.000%	02/14/12	Aa1	104,533
150,000		JPMorgan Chase & Co	6.400%	05/15/38	Aa2	177,444
500,000	p	KeyBank NA	3.200%	06/15/12	Aaa	519,481
250,000		M&I Marshall & Ilsley Bank	4.400%	03/15/10	0	234,933
250,000	p	New York Community Bank	3.000%	12/16/11	Aaa	256,703
500,000	p	Regions Bank	3.250%	12/09/11	Aaa	520,180
500,000	p	Sovereign Bank	2.750%	01/17/12	Aaa	512,931
150,000		Union Bank of California NA	5.950%	05/11/16	A1	120,390
25,000		Wachovia Bank NA	4.800%	11/01/14	Aa3	23,285
100,000		Wachovia Bank NA	5.850%	02/01/37	Aa3	97,624
25,000		Wachovia Corp	5.500%	05/01/13	A1	24,721
100,000		Wells Fargo Bank NA	4.750%	02/09/15	Aa1	101,219

		TOTAL DEPOSITORY INSTITUTIONS				5,766,539

ELECTRIC, GAS, AND SANITARY SERVICES - 1.53%
80,000		Alabama Power Co	5.800%	11/15/13	A2	83,260
125,000		American Water Capital Corp	6.090%	10/15/17	Baa2	108,879
100,000		Centerpoint Energy, Inc	6.500%	05/01/18	Ba1	81,701
100,000		Dominion Resources, Inc	8.880%	01/15/19	Baa2	107,839
100,000		Duke Energy Carolinas LLC	5.750%	11/15/13	A2	103,423
100,000		Florida Power & Light Co	4.850%	02/01/13	Aa3	99,280
50,000		Georgia Power Co	6.000%	11/01/13	A2	52,557
100,000		Kinder Morgan Energy Partners LP	9.000%	02/01/19	Baa2	104,333
50,000		Midamerican Energy Co	5.800%	10/15/36	A2	45,008
100,000		Nevada Power Co	6.650%	04/01/36	Baa3	89,260
75,000		Pacific Gas & Electric Co	8.250%	10/15/18	A3	90,110
103,000		Progress Energy, Inc	7.100%	03/01/11	Baa2	102,086
75,000		Public Service Electric & Gas Co	6.330%	11/01/13	A3	76,337
50,000		Sempra Energy	6.150%	06/15/18	Baa1	45,488
100,000		Texas Eastern Transmission LP	7.300%	12/01/10	A3	97,564
25,000		Veolia Environnement	5.250%	06/03/13	A3	23,184
100,000		Virginia Electric and Power Co	4.750%	03/01/13	Baa1	96,177

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,406,486

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.26%
250,000		Koninklijke Philips Electronics NV	6.880%	03/11/38	A3	237,293

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				237,293

FOOD AND KINDRED PRODUCTS - 0.61%
60,000		Bottling Group LLC	4.630%	11/15/12	Aa2	60,669
75,000		Bottling Group LLC	6.950%	03/15/14	A2	81,435
100,000		Bunge Ltd Finance Corp	5.100%	07/15/15	Baa2	72,743
62,000		ConAgra Foods, Inc	6.750%	09/15/11	Baa2	62,673
98,000		ConAgra Foods, Inc	5.820%	06/15/17	Baa2	91,777
50,000		General Mills, Inc	5.250%	08/15/13	Baa1	50,301

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 25,000		Kraft Foods, Inc	6.500%	08/11/17	Baa2	$25,129
25,000		Kraft Foods, Inc	6.130%	02/01/18	Baa2	24,497
75,000		PepsiCo, Inc	7.900%	11/01/18	Aa2	91,924

		TOTAL FOOD AND KINDRED PRODUCTS				561,148

FOOD STORES - 0.10%
50,000		Delhaize Group	6.500%	06/15/17	Baa3	45,400
50,000		Safeway, Inc	6.250%	03/15/14	Baa2	50,259

		TOTAL FOOD STORES				95,659

FOREIGN GOVERNMENT BONDS - 0.23%
100,000		Development Bank of Japan	4.250%	06/09/15	Aaa	102,427
100,000		European Investment Bank	4.880%	02/15/36	Aaa	110,221

		TOTAL FOREIGN GOVERNMENT BONDS				212,648

GENERAL MERCHANDISE STORES - 0.23%
100,000		Macy’s Retail Holdings, Inc	5.350%	03/15/12	Baa3	74,277
50,000		Wal-Mart Stores, Inc	5.250%	09/01/35	Aa2	49,783
75,000		Wal-Mart Stores, Inc	6.200%	04/15/38	Aa2	85,834

		TOTAL GENERAL MERCHANDISE STORES				209,894

HEALTH SERVICES - 0.10%
100,000		Quest Diagnostics, Inc	6.400%	07/01/17	Baa3	91,891

		TOTAL HEALTH SERVICES				91,891

HOLDING AND OTHER INVESTMENT OFFICES - 0.06%
50,000		Boston Properties LP	6.250%	01/15/13	Baa2	37,118
25,000		ERP Operating LP	5.750%	06/15/17	Baa1	17,256

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				54,374

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.21%
175,000		International Business Machines Corp	6.500%	10/15/13	A1	191,840

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				191,840

INSTRUMENTS AND RELATED PRODUCTS - 0.19%
100,000		Medtronic, Inc	4.750%	09/15/15	A1	95,303
100,000		Xerox Corp	7.630%	06/15/13	Baa2	83,460

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				178,763

INSURANCE CARRIERS - 0.39%
50,000		ACE INA Holdings, Inc	5.880%	06/15/14	A3	46,544
100,000		Chubb Corp	6.000%	05/11/37	A2	95,540
50,000		Metlife, Inc	5.000%	06/15/15	A2	46,835
100,000	g	Prudential Funding LLC	6.750%	09/15/23	A1	78,174
100,000		Travelers Property Casualty Corp	6.380%	03/15/33	A2	94,638

		TOTAL INSURANCE CARRIERS				361,731

METAL MINING - 0.15%
50,000		Barrick Gold Financeco LLC	6.130%	09/15/13	Baa1	47,410
15,000		BHP Billiton Finance Ltd	5.400%	03/29/17	A1	13,324
50,000		Rio Tinto Finance USA Ltd	5.880%	07/15/13	Baa1	39,826
50,000		Rio Tinto Finance USA Ltd	6.500%	07/15/18	Baa1	36,659

		TOTAL METAL MINING				137,219

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

MOTION PICTURES - 0.10%
$ 100,000		Historic TW, Inc	6.630%	05/15/29	Baa2	$88,679

		TOTAL MOTION PICTURES				88,679

NONDEPOSITORY INSTITUTIONS - 2.52%
100,000	g	BAE Systems Holdings, Inc	6.400%	12/15/11	Baa2	101,976
25,000		General Electric Capital Corp	5.880%	02/15/12	Aaa	25,703
25,000		General Electric Capital Corp	6.000%	06/15/12	Aaa	25,651
100,000		General Electric Capital Corp	5.450%	01/15/13	Aaa	100,716
375,000		General Electric Capital Corp	5.500%	06/04/14	Aaa	369,424
100,000		HSBC Finance Corp	5.250%	01/14/11	Aa3	96,952
200,000		HSBC Finance Corp	6.380%	11/27/12	Aa3	195,676
100,000		International Lease Finance Corp	5.630%	09/20/13	Baa1	66,777
50,000		International Lease Finance Corp	6.630%	11/15/13	Baa1	33,689
300,000		Kreditanstalt fuer Wiederaufbau	4.500%	07/16/18	Aaa	328,965
100,000		Landwirtschaftliche Rentenbank	5.250%	07/02/12	Aaa	108,273
100,000		MBNA Corp	6.130%	03/01/13	Aa2	96,541
50,000		National Rural Utilities Cooperative Finance Corp	10.380%	11/01/18	A1	58,520
250,000	g	Nationwide Building Society	5.500%	07/18/12	Aaa	231,463
100,000	g	Principal Life Global Funding I	5.130%	10/15/13	Aa2	93,535
343,750		Totem Ocean Trailer Express, Inc	4.510%	12/18/19	NR	365,169
25,000	g	WEA Finance LLC	7.130%	04/15/18	A2	17,735

		TOTAL NONDEPOSITORY INSTITUTIONS				2,316,765

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
25,000		Vulcan Materials Co	6.300%	06/15/13	Baa2	22,125

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				22,125

OIL AND GAS EXTRACTION - 1.50%
75,000		Baker Hughes, Inc	6.500%	11/15/13	A2	79,128
100,000		Baker Hughes, Inc	6.880%	01/15/29	A2	103,029
50,000		BJ Services Co	5.750%	06/01/11	Baa1	48,938
100,000		Burlington Resources Finance Co	7.200%	08/15/31	A2	106,986
100,000		Canadian Natural Resources Ltd	5.150%	02/01/13	Baa2	92,684
200,000		Enterprise Products Operating LLC	9.750%	01/31/14	Baa3	203,657
100,000		Husky Energy, Inc	6.800%	09/15/37	Baa2	83,317
100,000		Nexen, Inc	6.400%	05/15/37	Baa2	78,248
100,000	g	Pemex Projec Funding Master Trust	5.750%	03/01/18	Baa1	88,250
100,000	g	Pemex Projec Funding Master Trust	6.630%	06/15/38	Baa1	83,250
111,116	g	Qatar Petroleum	5.580%	05/30/11	Aa2	103,802
100,000		Weatherford International, Inc	5.950%	06/15/12	Baa1	95,028
100,000		XTO Energy, Inc	6.250%	04/15/13	Baa2	97,544
50,000		XTO Energy, Inc	4.630%	06/15/13	Baa2	45,407
50,000		XTO Energy, Inc	5.750%	12/15/13	Baa2	48,537
25,000		XTO Energy, Inc	5.500%	06/15/18	Baa2	22,632

		TOTAL OIL AND GAS EXTRACTION				1,380,437

PAPER AND ALLIED PRODUCTS - 0.19%
90,000		Cenveo Corp	7.880%	12/01/13	B3	47,025
25,000		International Paper Co	7.400%	06/15/14	Baa3	20,493
100,000		Kimberly-Clark Corp	6.630%	08/01/37	A2	112,199

		TOTAL PAPER AND ALLIED PRODUCTS				179,717

PETROLEUM AND COAL PRODUCTS - 0.04%
50,000		Valero Energy Corp	6.630%	06/15/37	Baa2	36,775

		TOTAL PETROLEUM AND COAL PRODUCTS				36,775

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

PIPELINES, EXCEPT NATURAL GAS - 0.15%
$ 50,000	g	Rockies Express Pipeline LLC	6.250%	07/15/13	Baa3	$49,228
100,000		TransCanada Pipelines Ltd	5.850%	03/15/36	A3	85,055

		TOTAL PIPELINES, EXCEPT NATURAL GAS				134,283

PRIMARY METAL INDUSTRIES - 0.33%
100,000		ArcelorMittal	5.380%	06/01/13	Baa2	75,415
100,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750%	10/15/14	Aa3	93,919
100,000	g	Xstrata Finance Canada Ltd	5.500%	11/16/11	Baa2	78,136
100,000	g	Xstrata Finance Canada Ltd	6.900%	11/15/37	Baa2	59,833

		TOTAL PRIMARY METAL INDUSTRIES				307,303

PRINTING AND PUBLISHING - 0.28%
100,000		News America, Inc	5.300%	12/15/14	Baa1	92,100
25,000		News America, Inc	7.250%	05/18/18	Baa1	24,314
50,000		Thomson Corp	5.950%	07/15/13	Baa1	46,551
100,000		Thomson Corp	5.700%	10/01/14	Baa1	90,649

		TOTAL PRINTING AND PUBLISHING				253,614

RAILROAD TRANSPORTATION - 0.15%
50,000		Norfolk Southern Corp	5.750%	04/01/18	Baa1	48,652
100,000		Norfolk Southern Corp	5.590%	05/17/25	Baa1	89,631

		TOTAL RAILROAD TRANSPORTATION				138,283

SECURITY AND COMMODITY BROKERS - 1.42%
100,000		Bear Stearns Cos, Inc	6.400%	10/02/17	Aa2	103,918
100,000		Eaton Vance Corp	6.500%	10/02/17	A3	88,609
100,000	i	Goldman Sachs Capital II	5.790%	12/30/49	A3	38,442
150,000		Goldman Sachs Group, Inc	5.450%	11/01/12	A1	143,086
100,000		Goldman Sachs Group, Inc	5.250%	10/15/13	A1	91,865
100,000		Goldman Sachs Group, Inc	5.150%	01/15/14	A1	90,063
75,000		Goldman Sachs Group, Inc	5.950%	01/18/18	A1	71,113
25,000		Goldman Sachs Group, Inc	6.750%	10/01/37	A2	20,297
50,000		Goldman Sachs Group, Inc/the	5.300%	02/14/12	A1	47,192
100,000	n	Lehman Brothers Holdings Capital Trust V	5.860%	12/30/49	Ca	10
150,000		Merrill Lynch & Co, Inc	6.880%	04/25/18	A2	156,904
100,000		Morgan Stanley	5.750%	10/18/16	A2	84,027
250,000		Morgan Stanley	5.550%	04/27/17	A2	206,447
65,000		Morgan Stanley	5.950%	12/28/17	A2	53,949
480,000	g	Nuveen Investments, Inc	10.500%	11/15/15	Caa1	106,200

		TOTAL SECURITY AND COMMODITY BROKERS				1,302,122

STONE, CLAY, AND GLASS PRODUCTS - 0.15%
125,000		3M Co	5.700%	03/15/37	Aa1	136,537

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				136,537

TOBACCO PRODUCTS - 0.11%
100,000		Philip Morris International, Inc	6.880%	03/17/14	NR	105,089

		TOTAL TOBACCO PRODUCTS				105,089

TRANSPORTATION BY AIR - 0.11%
100,000		FedEx Corp	3.500%	04/01/09	Baa2	99,656

		TOTAL TRANSPORTATION BY AIR				99,656

TRANSPORTATION EQUIPMENT - 0.31%
100,000		Boeing Co	6.130%	02/15/33	A2	104,184
75,000		Honeywell International, Inc	5.700%	03/15/37	A2	76,264
50,000		Lockheed Martin Corp	6.150%	09/01/36	Baa1	54,211

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 50,000		United Technologies Corp	6.130%	02/01/19	A2	$53,495

		TOTAL TRANSPORTATION EQUIPMENT				288,154

		TOTAL CORPORATE BONDS (Cost $20,819,263)				19,657,003

GOVERNMENT BONDS 62.62%
AGENCY SECURITIES - 10.82%
		Federal Farm Credit Bank (FFCB)
600,000		FFCB	2.630	04/21/11	Aaa	617,384
550,000		FFCB	4.130	04/15/09	Aaa	555,994
		Federal Home Loan Bank (FHLB)
3,000,000		FHLB	3.630	09/16/11	Aaa	3,174,323
1,000,000		FHLB	3.380	06/24/11	Aaa	1,046,455
		Federal Home Loan Mortgage Corp (FHLMC)
1,500,000		FHLMC	5.130	10/18/16	Aaa	1,702,214
1,000,000		FHLMC	3.500	05/29/13	Aaa	1,043,361
550,000		FHLMC	3.250	07/16/10	Aaa	568,072
		Federal National Mortgage Association (FNMA)
1,100,000		FNMA	2.880	10/12/10	Aaa	1,134,605
100,000		FNMA	3.250	08/12/10	Aaa	103,571

		TOTAL AGENCY SECURITIES				9,945,979

FOREIGN GOVERNMENT BONDS - 3.33%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	260,074
100,000		China Development Bank	5.000	10/15/15	A1	100,049
100,000		China Government International Bond	4.750	10/29/13	A1	103,484
250,000		Federal Republic of Germany	3.880	06/01/10	Aaa	257,091
100,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	103,250
100,000		Federative Republic of Brazil	8.000	01/15/18	WR	112,000
100,000	g	Korea Railroad Corp	5.380	05/15/13	A2	83,819
100,000		Mexico Government International Bond	6.050	01/11/40	Baa1	97,000
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	1,034,113
190,000		Province of Ontario	3.130	09/08/10	Aa1	191,948
110,000		Province of Quebec Canada	4.630	05/14/18	Aa2	112,810
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	607,992

		TOTAL FOREIGN GOVERNMENT BONDS				3,063,630

MORTGAGE BACKED - 33.65%
		Federal Home Loan Mortgage Corp (FHLMC)
238,878	i	FHLMC	5.760	03/01/37		242,269
297,353	i	FHLMC	6.090	09/01/36		301,582
200,046	i	FHLMC	6.080	05/01/37		205,672
402,291	i	FHLMC	5.870	04/01/37		414,474
529,087	i	FHLMC	5.800	07/01/36		539,418
104,210	i	FHLMC	4.330	02/01/36		101,840
73,470	i	FHLMC	5.950	09/01/36		75,269
81,889	i	FHLMC	4.970	09/01/36		82,938
		Federal Home Loan Mortgage Corp Gold (FGLMC)
341,329		FGLMC	6.000	08/01/37		351,991
686,295		FGLMC	5.500	05/01/37		703,228
594,700		FGLMC	5.500	04/01/37		609,373
152,881		FGLMC	6.500	05/01/38		158,949
292,347		FGLMC	5.000	04/01/38		299,074
176,515		FGLMC	6.500	09/01/37		183,538
64,777		FGLMC	6.500	05/01/36		67,358
97,120		FGLMC	4.500	07/01/33		98,712
258,728		FGLMC	4.500	07/01/20		265,231
319,425		FGLMC	5.000	02/01/19		329,150
499,750		FGLMC	6.000	11/01/33		516,481

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 279,633		FGLMC	5.000	11/01/33		$286,461
341,984		FGLMC	5.000	07/01/33		350,335
		Federal National Mortgage Association (FNMA)
439,870		FNMA	5.500	03/01/37		451,410
361,820		FNMA	6.500	03/01/37		376,216
558,344		FNMA	5.500	02/01/37		573,024
130,730		FNMA	7.000	02/01/37		137,030
55,313		FNMA	6.500	08/01/37		57,513
279,156		FNMA	6.500	10/01/37		290,263
202,860		FNMA	7.000	04/01/37		212,636
243,541		FNMA	6.000	07/01/37		250,996
125,734		FNMA	5.000	02/01/37		128,522
311,944		FNMA	6.000	06/01/36		322,167
392,846	i	FNMA	5.950	07/01/36		401,790
411,642		FNMA	5.500	09/01/35		422,980
148,353		FNMA	5.500	10/01/35		152,254
215,137		FNMA	6.000	10/01/36		221,735
111,706		FNMA	6.500	12/01/36		114,396
279,368	i	FNMA	5.980	07/01/36		285,690
147,835		FNMA	6.500	09/01/36		153,725
233,481		FNMA	6.500	11/01/37		242,771
70,776		FNMA	6.500	03/01/38		73,585
45,617		FNMA	7.000	03/01/38		47,817
32,728		FNMA	6.500	03/01/38		34,027
101,049		FNMA	6.500	03/01/38		105,059
488,155		FNMA	5.000	04/01/38		498,930
491,380		FNMA	5.000	04/01/38		502,226
98,168		FNMA	7.000	03/01/38		102,903
60,550		FNMA	7.000	03/01/38		63,471
220,023		FNMA	6.500	03/01/38		228,755
22,729		FNMA	6.500	01/01/38		23,634
1,743,578		FNMA	5.500	02/01/38		1,789,148
133,546		FNMA	7.000	11/01/37		139,982
215,359		FNMA	5.500	01/01/38		221,009
141,373		FNMA	6.000	03/01/38		145,687
364,238		FNMA	6.500	03/01/38		378,694
625,465		FNMA	5.500	02/01/38		641,812
12,913		FNMA	6.500	02/01/38		13,427
152,351		FNMA	5.000	08/01/35		155,761
240,691		FNMA	5.000	07/01/23		247,417
307,806		FNMA	5.000	07/01/23		316,408
362,697		FNMA	5.000	04/01/23		372,869
265,009		FNMA	4.500	06/01/23		271,256
18,177		FNMA	5.500	09/01/24		18,690
153,240		FNMA	5.500	01/01/33		157,628
212,746		FNMA	5.500	02/01/24		218,869
491,767		FNMA	5.500	07/01/24		505,640
148,552		FNMA	4.500	03/01/23		152,053
120,032		FNMA	5.500	04/01/18		124,232
92,345		FNMA	5.500	05/01/18		95,548
22,488		FNMA	5.000	06/01/13		23,134
1,634,189		FNMA	4.560	01/01/15		1,646,088
294,137		FNMA	5.500	07/01/20		303,969
226,413		FNMA	4.500	12/01/20		232,033
150,000		FNMA	4.000	02/25/19		144,214
129,135		FNMA	4.500	03/01/19		132,502
215,668		FNMA	5.500	07/01/33		221,608
64,034		FNMA	6.500	02/01/35		66,696
277,520		FNMA	5.500	04/01/35		284,990
156,307		FNMA	5.500	04/01/34		160,514
93,146		FNMA	5.000	08/01/34		95,329

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 107,158		FNMA	5.500	07/01/35		$109,976
50,182		FNMA	7.500	07/01/35		53,183
444,900		FNMA	4.500	05/01/35		452,282
84,447		FNMA	7.500	06/01/35		89,498
1,117,841		FNMA	5.000	03/01/34		1,144,262
321,325		FNMA	4.500	08/01/33		326,656
392,743		FNMA	4.500	09/01/33		399,627
815,466		FNMA	5.500	07/01/33		837,926
470,390		FNMA	5.500	07/01/33		483,346
1,415,838		FNMA	5.500	11/01/33		1,454,833
622,692		FNMA	5.000	03/01/34		637,410
628,131		FNMA	6.000	10/01/33		648,670
282,609		FNMA	5.000	11/01/33		289,289
		Government National Mortgage Association (GNMA)
113,584		GNMA	6.000	08/15/38		117,399
446,660		GNMA	5.500	05/15/38		461,070
199,621		GNMA	6.230	09/15/43		201,357
93,768		GNMA	6.000	08/20/38		96,654
58,180		GNMA	5.000	03/15/34		59,868
347,373		GNMA	5.500	07/20/33		358,022
480,192		GNMA	5.000	01/15/38		493,521
286,849		GNMA	5.000	06/15/34		295,170

		TOTAL MORTGAGE BACKED				30,946,094

U.S. TREASURY SECURITIES - 14.82%
250,000		United States Treasury Note	4.500	05/15/38		341,211
1,869,000		United States Treasury Note	2.750	10/31/13		1,986,981
3,245,000		United States Treasury Note	3.750	11/15/18		3,673,437
2,230,000		United States Treasury Note	2.000	11/30/13		2,287,842
500,000		United States Treasury Note	1.750	11/15/11		511,405
1,195,000		United States Treasury Note	1.500	12/31/13		1,192,292
150,000		United States Treasury Note	1.130	12/15/11		150,668
93,000		United States Treasury Note/Bond	8.000	11/15/21		141,011
234,000		United States Treasury Note/Bond	5.000	05/15/37		339,044
1,025,000		United States Treasury Note/Bond	4.380	02/15/38		1,372,860
136,000		United States Treasury Note/Bond	4.250	08/15/14		156,315
775,000		United States Treasury Note/Bond	3.380	07/31/13		846,506
60,000		United States Treasury Note/Bond	4.000	08/15/18		69,286
1,000,000	j	United States Treasury Strip Principal		08/15/27		555,088

		TOTAL U.S. TREASURY SECURITIES				13,623,946

		TOTAL GOVERNMENT BONDS (Cost $54,917,344)				57,579,649

		TOTAL BONDS (Cost $75,736,607)				77,236,652

STRUCTURED ASSETS - 8.50%
ASSET BACKED - 4.70%
499,512		AmeriCredit Automobile Receivables Trust Series - 2007 BF (Class A3A)	5.160	04/06/12	Aa3	487,020
608,706		Centex Home Equity Series - 2002 A (Class AF6)	5.540	01/25/32	Aaa	534,595
400,000	v	Centex Home Equity Series - 2004 C (Class AF5)	5.980	06/25/34	Aaa	328,279
375,434	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series - 2004 2 (Class 1B)	5.700	02/25/35	Baa2	128,392
341,152		CIT Group Home Equity Loan Trust Series - 2002 2 (Class MF2)	6.390	12/25/30	A3	57,435
1,000,000		Flagstar Home Equity Loan Trust Series - 2007 1A (Class AF3)	5.780	01/25/35	Baa1	564,146
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3 Series - 2006 HLTV (Class A3)	5.590	10/25/29	Baa2	227,258
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4 Series - 2006 HLTV (Class A4)	5.810	10/25/29	Baa3	180,987
40,315	i	GSAA Trust Series - 2004 3 (Class AF3)	5.690	04/25/34	Aaa	40,085

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 441,328		HFC Home Equity Loan Asset Backed Certificates Series - 2007 1 (Class A1F)	5.910	03/20/36	Aaa	$410,180
226,841		JPMorgan Auto Receivables Trust Series - 2007 A (Class A3)	5.190	02/15/11	Aaa	224,840
152,503		Marriott Vacation Club Owner Trust Series - 2006 1A (Class A)	5.740	04/20/28	Aaa	124,571
12,590	m,v	New York City Tax Lien Series - 2006 AA (Class A)	5.930	11/10/19	Aaa	12,551
250,000		Renaissance Home Equity Loan Trust Series - 2006 3 (Class AF3)	5.590	11/25/36	Aaa	189,569
250,000		Residential Funding Mortgage Securities II, Inc Series - 2006 HI5 (Class A2)	5.520	04/25/21	Aa1	203,415
100,000		Residential Funding Mortgage Securities II, Inc Series - 2006 HI1 (Class M2)	6.060	02/25/36	Aa2	40,668
141,988	m	Sierra Receivables Funding Co Series - 2006 1A (Class A1)	5.840	05/20/18	A2	114,419
222,681	m,v	Wachovia Amortization Controlled Heloc NIM Series - 2006 N1 (Class N1)	5.680	08/12/47	A3	206,122
253,415		Wachovia Auto Loan Owner Trust Series - 2006 2A (Class A3)	5.230	08/22/11	Aaa	250,697

		TOTAL ASSET BACKED				4,325,229

COMMERCIAL MORTGAGE BACKED SECURITIES - 2.80%
200,000	i	Banc of America Commercial Mortgage, Inc Series - 2007 2 (Class A2)	5.630	04/10/49	NR	156,778
175,000		Bear Stearns Commercial Mortgage Securities Series - 2006 PW13 (Class A4)	5.540	09/11/41	NR	137,274
75,000		Bear Stearns Commercial Mortgage Securities Series - 2006 T24 (Class A4)	5.540	10/12/41	Aaa	62,784
65,000	i	Bear Stearns Commercial Mortgage Securities Series - 2007 T28 (Class AJ)	5.990	09/11/42	NR	17,174
100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series - 2006 CD3 (Class A5)	5.620	10/15/48	Aaa	79,647
75,000	i	Commercial Mortgage Load Trust Series - 2008 LS1 (Class AM)	6.020	12/10/49	Aaa	34,868
11,238	i	Credit Suisse Mortgage Capital Certificates Series - 2006 TF2A (Class A1)	1.300%	10/15/21	Aaa	9,002
65,000	i	Credit Suisse Mortgage Capital Certificates Series - 2007 C3 (Class AM)	5.720	06/15/39	Aaa	28,458
250,000		Credit Suisse Mortgage Capital Certificates Series - 2006 C5 (Class A3)	5.310	12/15/39	Aaa	193,980
65,000		Credit Suisse Mortgage Capital Certificates Series - 2007 C1 (Class A3)	5.380	02/15/40	Aaa	39,008
95,000	i	Credit Suisse Mortgage Capital Certificates Series - 2007 C1 (Class AJ)	5.460	02/15/40	Aaa	23,600
100,000	i	Credit Suisse Mortgage Capital Certificates Series - 2007 C2 (Class A3)	5.540	01/15/49	Aaa	66,233
47,129	i	GE Capital Commercial Mortgage Corp Series - 2005 C4 (Class AM)	5.330	11/10/45	Aaa	28,072
200,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG11 (Class A2)	5.600	12/10/49	NR	146,506
20,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG11 (Class A4)	5.740	12/10/49	NR	14,932
100,000		GS Mortgage Securities Corp II Series - 2006 GG8 (Class A2)	5.480	11/10/39	Aaa	83,164
50,000		GS Mortgage Securities Corp II Series - 2006 GG8 (Class A4)	5.560	11/10/39	Aaa	39,660
150,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2006 LDP7 (Class A2)	5.860	04/15/45	Aaa	128,279
100,000		JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 CB18 (Class A4)	5.440	06/12/47	Aaa	72,157

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 65,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 CB19 (Class AM)	5.750	02/12/49	Aaa	$30,072
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2008 C2 (Class AM)	6.580	02/12/51	Aaa	23,746
65,000	i	LB-UBS Commercial Mortgage Trust Series - 2008 C1 (Class A2)	6.150	04/15/41	Aaa	49,936
68,261	i	Lehman Brothers Floating Rate Commercial Mortgage Trust Series - 2006 LLFA (Class A1)	1.280	09/15/21	Aaa	50,974
41,024	i	Merrill Lynch Mortgage Trust Series - 2005 CIP1 (Class AM)	5.110	07/12/38	Aaa	24,455
75,000	i	Merrill Lynch Mortgage Trust Series - 2006 C1 (Class A4)	5.660	05/12/39	NR	61,080
50,000	i	Merrill Lynch Mortgage Trust Series - 2008 C1 (Class AM)	6.270	02/12/51	Aaa	23,473
80,000	i	Merrill Lynch Mortgage Trust Series - 2008 C1 (Class AJ)	6.270	02/12/51	Aaa	21,411
35,000		Merrill Lynch Mortgage Trust Series - 2008 C1 (Class C)	6.270	02/12/51	Aa2	6,491
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2006 1 (Class A4)	5.420	02/12/39	NR	60,402
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2007 8 (Class AM)	5.960	08/12/49	NR	30,376
50,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2007 9 (Class AM)	5.860	09/12/49	NR	22,747
178,773		Morgan Stanley Capital I Series - 2005 HQ5 (Class A2)	4.810	01/14/42	NR	173,220
50,000	i	Morgan Stanley Capital I Series - 2006 IQ11 (Class AJ)	5.780	10/15/42	NR	15,561
250,000		Morgan Stanley Capital I Series - 2007 HQ11 (Class A31)	5.440	02/12/44	Aaa	171,079
85,000		Morgan Stanley Capital I Series - 2007 IQ13 (Class A4)	5.360	03/15/44	NR	62,514
102,000	i	Morgan Stanley Capital I Series - 2006 HQ9 (Class A4)	5.730	07/12/44	NR	78,954
100,000		Residential Accredit Loans, Inc Series - 2005 QS17 (Class A1)	6.000	12/25/35	Aaa	46,648
90,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2006 WL7A (Class A2)	1.320	09/15/21	Aaa	56,411
100,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C30 (Class AM)	5.380	12/15/43	Aaa	45,200
200,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class A2)	5.420	04/15/47	Aaa	155,142

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				2,571,468

MORTGAGE BACKED SECURITIES - 1.00%
84,214		Banc of America Mortgage Securities, Inc Series - 2006 1 (Class A8)	6.000	05/25/36	Ba3	79,057
378,227		Bank of America Alternative Loan Trust Series - 2004 7 (Class 2A1)	6.000	08/25/34	Aaa	332,604
98,015		Countrywide Alternative Loan Trust Series - 2004 30CB (Class 1A15)	5.500	08/25/16	Aaa	89,761
75,000		Countrywide Alternative Loan Trust Series - 2004 29CB (Class A7)	5.380	01/25/35	NR	57,506
189,259		Countrywide Home Loan Mortgage Pass Through Trust Series - 2005 17 (Class 1A10)	5.250	09/25/35	NR	151,376
97,763		First Horizon Asset Securities, Inc Series - 2003 9 (Class 1A4)	5.500	11/25/33	NR	95,396

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$107,451	i	Wells Fargo Mortgage Backed Securities Trust Series - 2006 AR2 (Class 2A3)	5.090%	03/25/36	NR	$67,194
81,299	i	Wells Fargo Mortgage Backed Securities Trust	5.860	04/25/36	NR	48,913
		Series - 2006 AR4 (Class 1A1)

		TOTAL MORTGAGE BACKED SECURITIES				921,807

		TOTAL STRUCTURED ASSETS (Cost $10,642,452)				7,818,504

SHARES		COMPANY
PREFERRED STOCKS - 0.08%
DEPOSITORY INSTITUTIONS - 0.06%*
4,000		Bank of America Corp	6.200%	12/30/49	A1	60,120

		TOTAL DEPOSITORY INSTITUTIONS				60,120

NONDEPOSITORY INSTITUTIONS - 0.02%*
5,517	i	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	2,152
17,265	i	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	14,330

		TOTAL NONDEPOSITORY INSTITUTIONS				16,482
		TOTAL PREFERRED STOCKS (Cost $669,550)				76,602

		TOTAL PORTFOLIO - 92.58% (Cost $87,048,608)				85,131,758
		OTHER ASSETS & LIABILITIES, NET - 7.42%				6,821,066

		NET ASSETS - 100.00%				$91,952,824

+	As provided by Moody’s Investors Services (unaudited)

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2008, the value of these securities amounted to $3,067,459 or 3.34% of net assets.

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008

j	Zero coupon

m	Indicates a security that has been deemed illiquid

n	In default

p	Security participates in the FDIC Temporary Liquidity Guarantee Program

v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

The value of these securities amounted to $546,952 which represents 0.59% of net assets.

ABBREVIATION:

NR - Not rated by Moody’s

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 2008

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - –99.44%
BANK ACCEPTANCES - –3.57%
$ 1,184,000	Bank of America NA		01/12/09	$1,182,787
473,000	Bank of America NA		03/09/09	471,856
500,000	Bank of America NA		06/22/09	497,611
865,000	JPMorgan Chase Bank NA		01/28/09	863,703
1,175,000	JPMorgan Chase Bank NA		02/19/09	1,172,441

	TOTAL BANKER’S ACCEPTANCES			4,188,398

CERTIFICATE OF DEPOSIT - –6.15%
1,000,000	Abbey National Treasury	1.610%	02/13/09	1,000,024
115,000	Bank of Nova Scotia	1.900%	02/06/09	115,000
1,100,000	Bank of Nova Scotia	1.550%	02/18/09	1,100,000
1,000,000	BNP Paribas, Inc	2.070%	03/04/09	1,000,034
1,000,000	Royal Bank of Canada	1.850%	03/04/09	1,000,034
1,000,000	Societe Generale North America, Inc	3.450%	01/28/09	1,000,000
1,000,000	Toronto Dominion Bank	2.250%	03/25/09	1,000,000
1,000,000	Toronto Dominion Bank	1.900%	07/20/09	1,000,000

	TOTAL CERTIFICATE OF DEPOSIT			7,215,092

COMMERCIAL PAPER - –55.73%
1,000,000	Abbey National LLC		04/20/09	998,214
1,375,000	Coca-Cola Co		01/07/09	1,374,461
1,000,000	Cafco LLC		02/17/09	997,781
840,000	Danske Corp		01/23/09	838,588
1,500,000	Eli Lilly & Co		02/25/09	1,496,792
835,000	Fairway Finance Corp		01/16/09	833,956
500,000	Govco LLC		03/17/09	498,438
520,000	Govco LLC		06/17/09	517,346
1,695,000	HSBC Finance Corp		01/08/09	1,694,430
795,000	HSBC Finance Corp		02/12/09	794,444
1,250,000	Johnson & Johnson		04/28/09	1,244,028
646,000	Kitty Hawk Funding Corp		01/22/09	645,148
671,000	Kitty Hawk Funding Corp		02/03/09	670,815
500,000	Kitty Hawk Funding Corp		02/19/09	498,639
1,800,000	Kitty Hawk Funding Corp		03/17/09	1,797,188
1,250,000	Nestle Capital Corp		02/11/09	1,247,153
400,000	Nestle Capital Corp		03/10/09	398,194
1,883,000	Nestle Capital Corp		03/12/09	1,878,606
328,000	Old Line Funding LLC		01/15/09	327,809
1,000,000	Old Line Funding LLC		02/17/09	998,107
1,000,000	Old Line Funding LLC		02/20/09	997,917
1,189,000	Old Line Funding LLC		03/20/09	1,187,067
1,000,000	Park Avenue Rec Corp		01/06/09	999,806
1,730,000	Pfizer, Inc		01/05/09	1,729,570
970,000	Pfizer, Inc		03/09/09	967,743
1,000,000	Private Export Funding Corp		01/15/09	999,082
1,000,000	Private Export Funding Corp		02/03/09	998,763
1,085,000	Private Export Funding Corp		03/11/09	1,084,272
875,000	Procter & Gamble Co		02/20/09	873,056
960,000	Procter & Gamble International		03/03/09	956,389
925,000	Procter & Gamble International		02/06/09	923,825
500,000	Procter & Gamble International		04/03/09	499,425
2,000,000	Rabobank USA Financial Corp		02/27/09	1,995,092
1,100,000	Rabobank USA Financial Corp		03/06/09	1,097,262
744,000	Ranger Funding Co LLC		01/06/09	743,702
600,000	Ranger Funding Co LLC		01/09/09	599,593
1,000,000	Ranger Funding Co LLC		02/23/09	996,688
1,163,000	Ranger Funding Co LLC		04/03/09	1,161,366

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 1,000,000	Royal Bank of Canada		03/09/09	$998,046
1,000,000	Royal Bank of Scotland		02/06/09	999,000
1,175,000	Sheffield Receivable		01/15/09	1,173,607
900,000	Sheffield Receivable		03/05/09	897,401
500,000	Shell International Finance BV		02/05/09	498,882
1,500,000	Shell International Finance BV		02/26/09	1,495,613
1,000,000	Societe Generale North America, Inc		02/24/09	998,410
1,000,000	Societe Generale North America, Inc		05/01/09	995,333
1,005,000	Svensk Exportkredit AB		03/05/09	1,001,746
965,000	Svensk Exportkredit AB		05/01/09	956,058
1,000,000	Toronto Dominion Holding		01/26/09	998,629
600,000	Toronto Dominion Holding		09/25/09	591,656
1,075,000	Toyota Motor Credit Corp		01/02/09	1,074,939
500,000	Toyota Motor Credit Corp		01/22/09	499,081
1,500,000	Toyota Motor Credit Corp		03/23/09	1,496,118
500,000	Toyota Motor Credit Corp		04/29/09	497,788
1,390,000	UBS Finance (Delaware) LLC		01/09/09	1,389,459
955,000	UBS Finance (Delaware) LLC		03/23/09	951,981
2,458,000	Unilever Capital Corp		03/02/09	2,452,674
945,000	Unilever Capital Corp		04/29/09	942,832
990,000	United Parcel Service, Inc		04/02/09	988,799
1,600,000	Washington Gas Light Co		01/13/09	1,599,067
500,000	Yorktown Capital LLC		01/14/09	499,269
1,000,000	Yorktown Capital LLC		01/23/09	997,892
497,000	Yorktown Capital LLC		02/09/09	495,439
250,000	Yorktown Capital LLC		03/13/09	249,384
1,086,000	Yorktown Capital LLC		04/03/09	1,083,640

	TOTAL COMMERCIAL PAPER			65,383,498

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - –31.86%
250,000	Federal Farm Credit Bank (FFCB)		10/07/09	248,547
2,120,000	Federal Home Loan Bank (FHLB)		02/11/09	2,115,667
1,531,000	FHLB		03/13/09	1,523,409
1,080,000	FHLB		04/23/09	1,070,928
720,000	FHLB		01/29/09	718,600
2,440,000	FHLB		02/04/09	2,434,539
200,000	FHLB		02/12/09	199,953
630,000	FHLB		02/13/09	628,330
415,000	FHLB		02/18/09	414,889
130,000	FHLB		03/06/09	129,723
1,000,000	FHLB		03/10/09	999,527
1,000,000	FHLB		05/13/09	993,400
960,000	FHLB		09/18/09	956,325
100,000	FHLB		09/30/09	99,471
270,000	FHLB		11/19/09	267,903
500,000	FHLB		12/14/09	496,144
765,000	FHLB		08/04/09	772,939
2,366,000	Federal Home Loan Mortgage Corp (FHLMC)		01/05/09	2,365,459
1,715,000	FHLMC		01/20/09	1,712,818
1,775,000	FHLMC		01/26/09	1,771,549
2,150,000	FHLMC		03/30/09	2,145,270
500,000	FHLMC		01/02/09	499,976
1,000,000	FHLMC		01/21/09	999,028
840,000	FHLMC		02/24/09	837,732
935,000	FHLMC		03/03/09	933,257
2,000,000	FHLMC		04/07/09	1,994,933
1,250,000	FHLMC		04/13/09	1,245,927
560,000	FHLMC		05/04/09	555,408
2,000,000	Federal National Mortgage Association (FNMA)		01/14/09	1,998,476
1,240,000	FNMA		01/22/09	1,238,727
971,000	FNMA		02/02/09	969,058

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 550,000		FNMA		02/09/09	$548,451
775,000		FNMA		03/16/09	773,407
395,000		FNMA		04/27/09	393,473
1,548,000		FNMA		05/08/09	1,535,167
300,000		FNMA		09/09/09	294,248
500,000		FNMA		12/01/09	496,521

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			37,379,179

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - –1.28%
1,500,000	i	Federal Home Loan Bank (FHLB)	2.190%	09/10/09	1,500,000

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			1,500,000

VARIABLE NOTES - –0.85%
1,000,000	i	PACCAR Financial Corp	3.580%	04/27/09	999,939

		TOTAL VARIABLE NOTES			999,939

		TOTAL SHORT-TERM INVESTMENTS (Cost $116,666,106)			116,666,106

		TOTAL PORTFOLIO - –99.44% (Cost $116,666,106)			116,666,106
		OTHER ASSETS & LIABILITIES, NET - 0.56%			655,624

		NET ASSETS - 100.00%			$117,321,730

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008

The following abbreviations are used in portfolio descriptions:

LLC Limited Liability Company

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of TIAA-CREF Life Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Bond Fund and Money Market Fund (constituting the TIAA-CREF Life Funds, hereafter referred to as the “Funds”) at December 31, 2008, and for the year then ended and have issued our unqualified report thereon dated February 24, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds’ schedule of investments in securities (the Schedules) as of December 31, 2008 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York

February 24, 2009

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year-end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current Code of Ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: February 23, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 23, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Dated: February 23, 2009	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer